UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-23112
Janus Detroit Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver
Colorado 80206
(address of principal executive offices) (Zip code)

(Name and address of agent for service) Cara Owen 151 Detroit Street Denver, Colorado 80206	(Copy to:) Eric S. Purple Stradley Ronon Steven & Young LLP 2000 K Street, N.W. Suite 700 Washington, D.C. 20006

Registrant's telephone number, including area code: 303-333-3863 Date of fiscal year end:  10/31
Date of reporting period:  10/31/25

Item 1. Reports to Shareholders.
Janus Henderson Small/Mid Cap Growth Alpha ETF

Annual Shareholder Report

October 31, 2025

ETF: JSMD - NASDAQ

This annual shareholder report contains important information about the Janus Henderson Small/Mid Cap Growth Alpha ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small/Mid Cap Growth Alpha ETF	$33	0.30%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson Small/Mid Cap Growth Alpha ETF returned 17.58%. Its broad-based benchmark, the Russell 3000® Index, returned 20.81%. Its performance benchmark, the Russell 2500TM Growth Index, returned 15.78%. Its additional benchmark, the Russell 2000® Growth Index, returned 18.81%. Its additional benchmark, the Janus Henderson Small/Mid Cap Growth Alpha Index, returned 13.83%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the information technology and consumer discretionary sectors aided returns relative to the Russell 2500TM Growth Index. Among individual holdings, relative contributors included AppLovin, the developer of a mobile marketing platform that utilizes artificial intelligence (AI). The company’s strong second quarter earnings growth gave investors increased confidence in its business model. Consumer finance company SoFi Technologies was also a contributor as the stock rose on strong financial performance and guidance. Investors have also been excited about the company’s new cryptocurrency trading service.

TOP DETRACTORS FROM PERFORMANCE

Stock selection and an overweight in the communication services sector detracted from returns relative to the Russell 2500TM Growth Index. An overweight in the financials sector also weighed on results. Relative performance was hindered by a lack of exposure to several stocks that were strong performers for the benchmark. The portfolio’s underweight position in Astera Labs also detracted. Shares of this fabless semiconductor company rose early in the year on excitement over its connectivity solutions for cloud and AI infrastructure. An overweight position in electric utility NRG Energy also detracted as shares faced headwinds because of regulatory uncertainty, operational challenges, and higher capital expenditures that negatively impacted earnings.

Janus Henderson Small/Mid Cap Growth Alpha ETF

1

Total return based on a $10,000 investment

February 23, 2016, through October 31, 2025

	Janus Henderson Small/Mid Cap Growth Alpha ETF - NAV 35,298	Russell 3000® Index - $40,557	Russell 2000® Growth Index - $29,385	Russell 2500™ Growth Index - $31,475	Janus Henderson Small/Mid Cap Growth Alpha Index - $35,239
2/23/16	10,000	10,000	10,000	10,000	10,000
10/16	11,659.976153	11,321.582673	11,639.876332	11,445.18142	11,706
10/17	14,940.858267	14,036.432786	15,247.790748	14,886.706093	15,058
10/18	16,639.500837	14,962.271074	15,877.884927	15,708.041231	16,835
10/19	18,070.645741	16,980.636591	16,894.242177	17,557.044984	18,354
10/20	21,506.765079	18,703.845365	19,152.60713	21,368.214169	21,924
10/21	27,917.419471	26,914.679476	26,517.437258	29,301.137776	28,540
10/22	21,887.755361	22,468.979616	19,616.986961	21,278.305981	22,435
10/23	22,822.113388	24,351.910645	18,120.575705	20,256.296574	23,461
10/24	30,021.102189	33,570.372603	24,732.862907	27,185.136473	30,958
10/25	35,298.067093	40,557.213963	29,384.583483	31,475.2324	35,239
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (2/23/16)
Janus Henderson Small/Mid Cap Growth Alpha ETF - NAV	17.58%	10.42%	13.90%
Russell 3000® Index	20.81%	16.74%	15.55%
Russell 2000® Growth Index	18.81%	8.94%	11.77%
Russell 2500™ Growth Index	15.78%	8.05%	12.57%
Janus Henderson Small/Mid Cap Growth Alpha IndexFootnote Reference^	13.83%	9.96%	13.79%
Footnote	Description
Footnote^	Effective May 12, 2025, the Fund removed its underlying benchmark, Janus Henderson Small/Mid Cap Growth Alpha Index, and added Russell 2000® Growth Index as a secondary performance benchmark. These changes are due to an update in the Fund’s investment objective and principal investment strategy that shifts its focus from utilizing a passive strategy to an active, systematic strategy.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Net assets (Millions)	$752
Number of portfolio holdings	109
Total investment advisory fee paid (Millions)	$1.5
Portfolio turnover rate	197%

Janus Henderson Small/Mid Cap Growth Alpha ETF

2

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Medpace Holdings, Inc.	3.0
BWX Technologies, Inc.	2.8
Sanmina Corp.	2.4
Frontdoor, Inc.	2.3
Jabil, Inc.	2.2

Sector Allocation - (% of net assets)

Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	2.3
Investment Companies	0.0
Others	(2.3)

What material changes have occurred since the beginning of the fiscal year?

Effective May 12, 2025, the Fund repositioned to shift its focus from utilizing a passive strategy that seeks investment results that correspond generally, before fees and expenses, to the performance of the Fund’s underlying index to an active, systematic strategy designed to select equity securities of small cap growth companies using a proprietary quantitative methodology. Performance prior to May 12, 2025, reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Small/Mid Cap Growth Alpha ETF

3

125-65-70938E 12-25

Janus Henderson Small Cap Growth Alpha ETF

Annual Shareholder Report

October 31, 2025

ETF: JSML - NASDAQ

This annual shareholder report contains important information about the Janus Henderson Small Cap Growth Alpha ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Growth Alpha ETF	$33	0.30%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson Small Cap Growth Alpha ETF returned 17.80%. Its broad-based benchmark, the Russell 3000® Index, returned 20.81%. Its performance benchmark, the Russell 2000® Growth Index, returned 18.81%. Its additional benchmark, the Janus Henderson Small Cap Growth Alpha Index, returned 10.06%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in the healthcare and energy sectors contributed to performance relative to the Russell 2000® Growth Index. Among individual holdings, relative contributors included Centrus Energy, a supplier of nuclear fuel to power plants, the federal government, and the national security complex. The stock rose on anticipation for increased government support for U.S. nuclear production. Hims & Hers Health, another contributor, provides a telehealth platform that connects consumers to licensed healthcare professionals. It has experienced strong subscriber and revenue growth, aided by its shift to personalized treatment plans.

TOP DETRACTORS FROM PERFORMANCE

Stock selection in the information technology and communication services sectors hindered performance relative to the Russell 2000® Growth Index. Relative detractors included Amphastar Pharmaceuticals, which has faced increased competition and margin pressures in key product areas. An underweight position in Credo Technology Group also detracted as the stock was a strong performer for the Index. CREDO has experienced strong demand for its high-speed connectivity and optical solutions, tied in part to advancements in artificial intelligence infrastructure.

Janus Henderson Small Cap Growth Alpha ETF

1

Total return based on a $10,000 investment

February 23, 2016, through October 31, 2025

	Janus Henderson Small Cap Growth Alpha ETF - NAV 31,821	Russell 3000® Index - $40,557	Russell 2000® Growth Index - $29,385	Janus Henderson Small Cap Growth Alpha Index - $30,504
2/23/16	10,000	10,000	10,000	10,000
10/16	11,354.077645	11,321.58	11,639.876332	11,397
10/17	14,626.297854	14,036.43	15,247.790748	14,717
10/18	16,164.393383	14,962.27	15,877.884927	16,253
10/19	17,689.357706	16,980.64	16,894.242177	17,892
10/20	19,774.578537	18,703.85	19,152.60713	20,077
10/21	27,743.094127	26,914.68	26,517.437258	28,227
10/22	19,666.804507	22,468.98	19,616.986961	20,065
10/23	20,102.170111	24,351.91	18,120.575705	20,569
10/24	27,012.372646	33,570.372603	24,732.862907	27,717
10/25	31,821.448057	40,557.213963	29,384.583483	30,504
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (2/23/16)
Janus Henderson Small Cap Growth Alpha ETF - NAV	17.80%	9.98%	12.69%
Russell 3000® Index	20.81%	16.74%	15.55%
Russell 2000® Growth Index	18.81%	8.94%	11.77%
Janus Henderson Small Cap Growth Alpha IndexFootnote Reference^	10.06%	8.72%	12.08%
Footnote	Description
Footnote^	Effective May 12, 2025, the Fund removed its underlying benchmark, Janus Henderson Small Cap Growth Alpha Index. This change is due to an update in the Fund’s investment objective and principal investment strategy that shifts its focus from utilizing a passive strategy to an active, systematic strategy.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Net assets (Millions)	$247
Number of portfolio holdings	116
Total investment advisory fee paid (Millions)	$0.7
Portfolio turnover rate	170%

Janus Henderson Small Cap Growth Alpha ETF

2

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Sterling Infrastructure, Inc.	3.1
Primoris Services Corp.	2.9
Centrus Energy Corp.	2.2
Napco Security Technologies, Inc.	2.2
Aurinia Pharmaceuticals, Inc.	2.2

Sector Allocation - (% of net assets)

Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	3.0
Investment Companies	0.0
Others	(3.0)

What material changes have occurred since the beginning of the fiscal year?

Effective May 12, 2025, the Fund repositioned to shift its focus from utilizing a passive strategy that seeks investment results that correspond generally, before fees and expenses, to the performance of the Fund’s underlying index to an active, systematic strategy designed to select equity securities of small cap growth companies using a proprietary quantitative methodology. Performance prior to May 12, 2025, reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Small Cap Growth Alpha ETF

3

125-65-70937E 12-25

Janus Henderson Short Duration Income ETF

Annual Shareholder Report

October 31, 2025

ETF: VNLA - NYSE Arca

This annual shareholder report contains important information about the Janus Henderson Short Duration Income ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Income ETF	$24	0.23%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson Short Duration Income ETF returned 5.64%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.16%. Its performance benchmark, the ICE Bofa U.S. 3-Month U.S. Treasury Bill Index, returned 4.34%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund seeks to generate consistent returns by focusing on higher-quality, shorter-dated credits that tend to offer attractive income generation – or carry – as they near maturity. The period’s gains relative to the ICE BofA U.S. 3-Month Treasury Bill Total Return Index were driven by a combination of carry and the prevalence of falling yields across the front end of global yield curves during the period.

TOP DETRACTORS FROM PERFORMANCE

The Fund utilizes derivatives in an attempt to dampen the risk posed by interest rate volatility. While these positions, in aggregate, ultimately contributed to performance, certain hedges generated modestly negative returns given the period’s decline in interest rates. The Fund also utilizes foreign currency exchange contracts to hedge foreign currency exposures back to the Fund's base currency; these positions detracted from performance during the period.

Janus Henderson Short Duration Income ETF

1

Total return based on a $10,000 investment

November 16, 2016, through October 31, 2025

	Janus Henderson Short Duration Income ETF - NAV 13,114	Bloomberg U.S. Aggregate Bond Index - $11,773	ICE BofA U.S. 3-Month U.S. Treasury Bill Index - $12,297	FTSE 3-Month U.S. Treasury Bill Index - $12,353
11/16/16	10,000	10,000	10,000	10,000
10/17	10,186.65	10,271.479251	10,073.215331	10,069.370485
10/18	10,376.38	10,060.560712	10,242.06593	10,237.186873
10/19	10,786.42	11,218.464946	10,488.381674	10,477.323269
10/20	11,108.94	11,912.586148	10,584.493961	10,567.168934
10/21	11,125.76	11,855.645095	10,590.348297	10,572.866091
10/22	10,994.52	9,996.3820986	10,672.800468	10,665.832706
10/23	11,570.678418	10,031.965529	11,182.31557	11,192.233115
10/24	12,411.217738	11,089.962885	11,784.632731	11,817.748405
10/25	13,113.617864	11,773.008606	12,296.663029	12,352.883684
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (11/16/16)
Janus Henderson Short Duration Income ETF - NAV	5.64%	3.37%	3.07%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.84%
ICE BofA U.S. 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.33%
FTSE 3-Month U.S. Treasury Bill IndexFootnote Reference^	4.53%	3.17%	2.39%
Footnote	Description
Footnote^	Effective October 7, 2025, the Fund’s investment objective, principal investment strategy, and performance benchmark index changed. The benchmark index changed from the FTSE 3-Month U.S. Treasury Bill Index to the ICE BofA U.S. 3-Month Treasury Bill Total Return Index.

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Net assets (Millions)	$2,779
Number of portfolio holdingsFootnote Reference#	290
Total investment advisory fee paid (Millions)	$5.8
Portfolio turnover rate	45%
Weighted average maturity	1.74 Years
Effective duration	0.63 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Henderson Short Duration Income ETF

2

What did the Fund invest in?

Sector Allocation - (% of net assets)

Corporate Bonds	74.8
Asset-Backed Securities	8.5
Mortgage-Backed Securities	6.5
Commercial Paper	6.5
Foreign Government Bonds	1.6
Exchange Traded Funds	1.0
Investment Companies	0.1
Purchased Swaptions	0.0
Others	1.0

Ratings† Summary – (% of net assets)

Aaa	5.68
AA	1.85
AA-	1.26
A+	8.71
A	3.01
A-	17.04
BBB+	16.71
BBB	21.90
BBB-	16.14
Derivatives	0.01
Other	7.69

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

What material changes have occurred since the beginning of the fiscal year?

Effective October 7, 2025, the Fund's investment objective, principal investment strategy, and performance benchmark index changed. The benchmark index changed from the FTSE 3-Month U.S. Treasury Bill Index to the ICE BofA U.S. 3-Month Treasury Bill Total Return Index. Performance prior to October 7, 2025, reflects the Fund's former objective, strategy, and benchmark, and its performance may have differed if the current objective, strategy, and benchmark had been in place.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Short Duration Income ETF

3

125-65-70936E 12-25

Janus Henderson Mortgage-Backed Securities ETF

Annual Shareholder Report

October 31, 2025

ETF: JMBS - NYSE Arca

This annual shareholder report contains important information about the Janus Henderson Mortgage-Backed Securities ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mortgage-Backed Securities ETF	$22	0.21%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson Mortgage-Backed Securities ETF returned 7.56%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.16%. Its performance benchmark, the Bloomberg U.S. MBS Index, returned 7.32%.

TOP CONTRIBUTORS TO PERFORMANCE

Mortgage-backed securities (MBS) benefited from falling yields, a re-steepening of the yield curve, and declining interest rate volatility during the period. MBS spreads also tightened on the back of stronger technicals, healthy economic data, and positive investor sentiment. Security selection within agency MBS contributed to returns relative to the Bloomberg U.S. MBS Index. We continued to focus on borrower stories within specified mortgage pools, as we aim to acquire mortgages offering attractive yields without elevated levels of prepayment risk.

TOP DETRACTORS FROM PERFORMANCE

Overall yield curve exposure detracted from returns relative to the Bloomberg U.S. MBS Index. An allocation to non-agency mortgages with strong fundamentals also detracted as the sector underperformed agency MBS. The Fund employed derivatives – futures, swaps, and to-be-announced (TBA) sales commitments – to manage and hedge portfolio risk, including interest rate risk, and to manage duration. Overall, the use of derivatives detracted from relative returns.

Janus Henderson Mortgage-Backed Securities ETF

1

Total return based on a $10,000 investment

September 12, 2018, through October 31, 2025

	Janus Henderson Mortgage-Backed Securities ETF - NAV 11,765	Bloomberg U.S. Aggregate Bond Index - $11,587	Bloomberg U.S. Mortgage Backed Securities (MBS) Index - $11,243
9/12/18	10,000	10,000	10,000
10/18	9,906	9,901.5973364	9,916.5702947
10/19	10,802.384632	11,041.205933	10,795.860655
10/20	11,411.963258	11,724.359571	11,222.005935
10/21	11,512.112259	11,668.318223	11,157.075911
10/22	9,798.0524017	9,838.4327866	9,478.5330139
10/23	9,742.2374787	9,873.4539755	9,400.6183976
10/24	10,934.032971	10,914.734289	10,475.886946
10/25	11,765.286448	11,586.987445	11,242.649167
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (9/12/18)
Janus Henderson Mortgage-Backed Securities ETF - NAV	7.56%	0.61%	2.30%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	2.09%
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	7.32%	0.04%	1.66%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Net assets (Millions)	$6,665
Number of portfolio holdingsFootnote Reference#	596
Total investment advisory fee paid (Millions)	$11.6
Portfolio turnover rate	102%
Weighted average maturity	8.86 Years
Effective duration	6.62 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Henderson Mortgage-Backed Securities ETF

2

What did the Fund invest in?

Sector Allocation - (% of net assets)

Mortgage-Backed Securities	159.8
Asset-Backed Securities	7.5
Investment Companies	1.3
Corporate Bond	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Others	(68.7)

Ratings† Summary – (% of net assets)

Aaa	11.99
Aa	104.33
A	3.61
Baa	2.80
Ba	0.33
B	0.56
Caa	0.04
Other	(23.66)

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

What material changes have occurred since the beginning of the fiscal year?

Effective February 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.23% to 0.22%. The cap excludes distribution fees, brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses, and other extraordinary expenses.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Mortgage-Backed Securities ETF

3

125-65-70934E 12-25

Janus Henderson AAA CLO ETF

Annual Shareholder Report

October 31, 2025

ETF: JAAA - NYSE Arca

This annual shareholder report contains important information about the Janus Henderson AAA CLO ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson AAA CLO ETF	$21	0.20%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson AAA CLO ETF returned 5.54%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.16%. Its performance benchmark, the J.P. Morgan CLOIE AAA Index, returned 5.64%.

TOP CONTRIBUTORS TO PERFORMANCE

As yields fell on the back of cooling inflation and a resumption in the Federal Reserve’s (Fed) rate-cutting cycle, the Fund’s slightly longer duration aided returns versus the J.P. Morgan CLOIE AAA Index. Spreads on AAA collateralized loan obligations (CLOs) continued to tighten as investor sentiment remained upbeat amid robust corporate profitability, expected Fed easing, and economic growth supported by artificial intelligence (AI)-driven investments and tax cuts. While spreads within AAA CLOs are trading around their cyclical tight levels, we consider the sector attractively priced relative to corporate bonds. Robust demand technicals – driven by attractive overall yields and money flows into CLOs – also contributed to spreads narrowing.

TOP DETRACTORS FROM PERFORMANCE

Security selection within AAA rated CLOs weighed on returns relative to the J.P. Morgan CLOIE AAA Index. An overweight to the highest-quality CLO managers detracted as lower-rated managers rallied amid the risk-on trade. A small cash balance, typically used for transactional needs within the portfolio, detracted as risk assets outperformed cash.

Janus Henderson AAA CLO ETF

1

Total return based on a $10,000 investment

October 16, 2020, through October 31, 2025

	Janus Henderson AAA CLO ETF - NAV 12,491	Bloomberg U.S. Aggregate Bond Index - $9,837	J.P. Morgan CLOIE AAA Index - $12,585
10/16/20	10,000	10,000	10,000
10/20	9,958	9,953.921558	9,979.0327346
10/21	10,210.019764	9,906.3427394	10,222.925878
10/22	10,061.327479	8,352.7793241	10,130.91479
10/23	10,947.327335	8,382.5121351	11,050.803336
10/24	11,833.344422	9,266.5538172	11,912.925899
10/25	12,490.962267	9,837.2933226	12,584.631136
AVERAGE ANNUAL TOTAL RETURN	1 year	5 years	Since Inception (10/16/20)
Janus Henderson AAA CLO ETF - NAV	5.54%	4.64%	4.51%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	-0.32%
J.P. Morgan CLOIE AAA Index	5.64%	4.75%	4.67%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Net assets (Millions)	$25,207
Number of portfolio holdings	478
Total investment advisory fee paid (Millions)	$41.9
Portfolio turnover rate	94%
Weighted average maturity	4.66 Years
Effective duration	0.24 Years

Janus Henderson AAA CLO ETF

2

What did the Fund invest in?

Sector Allocation - (% of net assets)

Collateralized Loan Obligations	100.4
Investment Companies	0.8
Others	(1.2)

Ratings† Summary – (% of net assets)

Aaa	101.35
Other	(1.35)

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

What material changes have occurred since the beginning of the fiscal year?

Effective February 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.21% to 0.20%. The cap excludes distribution fees, brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses, and other extraordinary expenses.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson AAA CLO ETF

3

125-65-70931E 12-25

Janus Henderson U.S. Real Estate ETF

Annual Shareholder Report

October 31, 2025

ETF: JRE - NYSE Arca

This annual shareholder report contains important information about the Janus Henderson U.S. Real Estate ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson U.S. Real Estate ETF	$65	0.65%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson U.S. Real Estate ETF returned -0.76%. Its broad-based benchmark, the Russell 3000® Index, returned 20.81%. Its performance benchmark, the FTSE Nareit Equity REITs Index, returned -0.68%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection in data center REITs contributed to returns relative to the FTSE NAREIT Equity REITs Index. Data center owners such as Digital Realty have experienced strong leasing trends tied to the buildout of artificial intelligence. Healthcare REIT Ventas, another contributor, reported robust financial results as favorable demographic trends have driven demand for its senior living properties. CBRE Group also contributed. The real estate services company has demonstrated strong business resilience in a fluctuating real estate market, supported by improved leasing transaction activity.

TOP DETRACTORS FROM PERFORMANCE

Stock selection among multi-family residential REITs detracted from returns relative to the FTSE NAREIT Equity REITs Index. This was due in part to a position in AvalonBay Communities, which owns multi-family residential properties in suburban markets. The stock underperformed on concerns that leasing trends may slow in a less certain economic environment. Lineage, another detractor, owns temperature-controlled warehouses. The stock declined as macroeconomic uncertainty pressured its leasing outlook. An underweight in Welltower also weighed on performance as shares of this healthcare REIT rose on expectations for continued strong fundamentals for its senior housing properties.

Janus Henderson U.S. Real Estate ETF

1

Total return based on a $10,000 investment

June 22, 2021, through October 31, 2025

	Janus Henderson U.S. Real Estate ETF - NAV 10,734	Russell 3000® Index - $16,260	FTSE Nareit Equity REITs Index - $11,165
6/22/21	10,000	10,000	10,000
10/21	10,790.260133	10,790.65454	10,740.448974
10/22	8,755.9953723	9,008.2810433	8,752.3400913
10/23	8,213.8644764	9,763.1872377	8,218.0844807
10/24	10,816.463616	13,459.060283	11,242.266585
10/25	10,734.000716	16,260.230236	11,165.392298
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (6/22/21)
Janus Henderson U.S. Real Estate ETF - NAV	-0.76%	1.64%
Russell 3000® Index	20.81%	11.80%
FTSE Nareit Equity REITs Index	-0.68%	2.56%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Net assets (Millions)	$4
Number of portfolio holdings	25
Total investment advisory fee paid (Millions)	$0.2
Portfolio turnover rate	65%

Janus Henderson U.S. Real Estate ETF

2

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Equinix, Inc.	10.2
Prologis, Inc.	9.7
Welltower, Inc.	7.9
Digital Realty Trust, Inc.	6.8
Public Storage	6.3

Sector Allocation - (% of net assets)

Common Stocks	99.7
Investments Purchased with Cash Collateral from Securities Lending	8.8
Others	(8.5)

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson U.S. Real Estate ETF

3

125-65-70940E 12-25

Janus Henderson Corporate Bond ETF

Annual Shareholder Report

October 31, 2025

ETF: JLQD - NYSE Arca

This annual shareholder report contains important information about the Janus Henderson Corporate Bond ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

This report describes changes to the Fund that occurred during the reporting period.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Corporate Bond ETF	$29	0.28%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson Corporate Bond ETF returned 6.73%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.16%. Its performance benchmark, the Bloomberg U.S. Corporate Bond Index, returned 6.62%.

TOP CONTRIBUTORS TO PERFORMANCE

Security selection within corporate investment-grade holdings, particularly within BBB rated securities, was the key contributor to returns relative to the Bloomberg U.S. Corporate Bond Index. On an industry basis, security selection within technology and media entertainment contributed. Notable individual issuers included Electronic Arts and Sun Communities. Out-of-index allocations to high-yield corporate bonds and government-related securities also aided results as spreads in risk assets tightened.

TOP DETRACTORS FROM PERFORMANCE

Overall yield curve positioning, including the use of futures contracts to help with risk, duration, and yield-curve management, detracted from returns relative to the Bloomberg U.S. Corporate Bond Index; the Fund was underweight duration through the first half of 2025 when yields were generally falling. An out-of-index allocation to asset-backed securities also weighed on results. On an industry level, exposure to home construction and automotive hindered performance. Individual issuers Warner Bros Discovery and General Motors also detracted.

Janus Henderson Corporate Bond ETF

1

Total return based on a $10,000 investment

September 8, 2021, through October 31, 2025

	Janus Henderson Corporate Bond ETF - NAV 10,017	Bloomberg U.S. Aggregate Bond Index - $9,855	Bloomberg U.S. Corporate Bond Index - $9,957
9/8/21	10,000	10,000	10,000
10/21	9,912	9,924.6696874	9,942.6415531
10/22	8,021.030996	8,368.2321463	7,996.7846431
10/23	8,127.4741482	8,398.0199636	8,218.4234771
10/24	9,383.4997725	9,283.697142	9,338.6675135
10/25	10,017.045191	9,855.4925277	9,956.7731878
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (9/8/21)
Janus Henderson Corporate Bond ETF - NAV	6.73%	0.04%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.35%
Bloomberg U.S. Corporate Bond Index	6.62%	-0.10%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Net assets (Millions)	$25
Number of portfolio holdingsFootnote Reference#	153
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	185%
Weighted average maturity	8.72 Years
Effective duration	7.08 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Henderson Corporate Bond ETF

2

What did the Fund invest in?

Sector Allocation - (% of net assets)

Corporate Bonds	88.5
Investments Purchased with Cash Collateral from Securities Lending	7.2
Exchange Traded Funds	5.0
Investment Companies	2.4
Asset-Backed Securities	1.6
Bank Loans	0.9
Foreign Government Bonds	0.7
Others	(6.3)

Ratings† Summary – (% of net assets)

Aaa	1.96
Aa	2.56
A	16.62
Baa	61.91
Ba	10.86
B	3.71
Other	2.38

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

What material changes have occurred since the beginning of the fiscal year?

Effective May 1, 2025, the Fund’s contractual limit on total annual operating expenses is 0.20%. The cap excludes distribution fees, brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses, and other extraordinary expenses.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Corporate Bond ETF

3

125-65-70939E 12-25

Janus Henderson B-BBB CLO ETF

Annual Shareholder Report

October 31, 2025

ETF: JBBB - Cboe BZX Exchange

This annual shareholder report contains important information about the Janus Henderson B-BBB CLO ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson B-BBB CLO ETF	$47	0.46%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson B-BBB CLO ETF returned 5.58%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.16%. Its performance benchmark, the J.P. Morgan CLO BBB Index, returned 7.50%.

TOP CONTRIBUTORS TO PERFORMANCE

The Fund’s slightly longer duration contributed to returns relative to the J.P. Morgan CLO BBB Index as yields fell on the back of cooling inflation and a resumption in the Federal Reserve’s (Fed) rate-cutting cycle.

TOP DETRACTORS FROM PERFORMANCE

Security selection within BBB rated collateralized loan obligations (CLOs) resulted in underperformance relative to the J.P. Morgan CLO BBB Index. BBB CLO spreads generally tightened over the period as investor sentiment remained upbeat amid robust corporate profitability, expected Fed easing, and economic growth supported by artificial intelligence (AI)-driven investments and tax cuts. While spreads within BBB CLOs are trading near their cyclical tight levels, we consider the sector attractively priced relative to corporate bonds. Robust demand technicals – driven by attractive overall yields and money flows into CLOs – also contributed to spread narrowing. An overweight to the higher-quality CLO managers detracted as lower-rated managers rallied amid the period’s risk-on trade. Small allocations to AAA and BB rated CLOs also detracted.

Janus Henderson B-BBB CLO ETF

1

Total return based on a $10,000 investment

January 11, 2022, through October 31, 2025

	Janus Henderson B-BBB CLO ETF - NAV 12,583	Bloomberg U.S. Aggregate Bond Index - $10,072	JP Morgan CLO BBB Index - $13,487
1/11/22	10,000	10,000	10,000
10/22	9,005.6285401	8,552.1713107	9,198.256041
10/23	10,450.931648	8,582.6138835	10,867.999862
10/24	11,913.263452	9,487.7588201	12,545.414046
10/25	12,583.043978	10,072.122639	13,486.692433
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (1/11/22)
Janus Henderson B-BBB CLO ETF - NAV	5.58%	6.23%
Bloomberg U.S. Aggregate Bond Index	6.16%	0.19%
JP Morgan CLO BBB Index	7.50%	8.18%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Net assets (Millions)	$1,283
Number of portfolio holdings	227
Total investment advisory fee paid (Millions)	$6.8
Portfolio turnover rate	97%
Weighted average maturity	7.56 Years
Effective duration	0.28 Years

Janus Henderson B-BBB CLO ETF

2

What did the Fund invest in?

Sector Allocation - (% of net assets)

Collateralized Loan Obligations	98.5
Investment Companies	3.1
Others	(1.6)

Ratings† Summary – (% of net assets)

Baa	97.56
Ba	1.73
Other	0.71

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson B-BBB CLO ETF

3

125-65-70932E 12-25

Janus Henderson Securitized Income ETF

Annual Shareholder Report

October 31, 2025

ETF: JSI - NYSE Arca

This annual shareholder report contains important information about the Janus Henderson Securitized Income ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Securitized Income ETF	$50	0.48%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson Securitized Income ETF returned 6.50%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.16%. Its performance benchmark, the ICE BofA U.S. ABS & CMBS Index, returned 6.34%.

TOP CONTRIBUTORS TO PERFORMANCE

An overweight to credit spread risk contributed amid broad tightening in credit spreads. Investor sentiment remained upbeat due to robust corporate profitability, expected easing by the Federal Reserve, and economic growth supported by artificial intelligence (AI)-driven investments and tax cuts. Security selection decisions contributed to returns relative to the ICE BofA U.S. ABS & CMBS Index. Notably, security selection within commercial mortgage-backed securities and non-agency mortgages were the main contributors. The Fund employed “to be announced” or “TBA” sales commitments to purchase yet-to-be issued mortgage-backed securities at a fixed price, which also aided portfolio performance.

TOP DETRACTORS FROM PERFORMANCE

Asset allocation decisions detracted from returns compared to the ICE BofA U.S. ABS & CMBS Index. An out-of-index allocation to agency mortgage-backed securities detracted, as did security selection within asset-backed securities (ABS). Security selection within ABS detracted due to the Fund’s exposure to auto ABS issued by Tricolor Auto, which filed for Chapter 7 bankruptcy liquidation in September following alleged fraud. While the Fund did not own any Tricolor debt, ABS previously originated by Tricolor experienced price volatility, despite being housed in special purpose vehicles and, therefore, being bankruptcy remote from the issuer.

Janus Henderson Securitized Income ETF

1

Total return based on a $10,000 investment

November 8, 2023, through October 31, 2025

	Janus Henderson Securitized Income ETF - NAV 11,683	Bloomberg U.S. Aggregate Bond Index $11,429	ICE BofA U.S. ABS & CMBS Index $11,536
11/8/23	10,000	10,000	10,000
1/24	10,435.447046	10,540.861955	10,412.22379
4/24	10,425.969693	10,222.987894	10,383.999784
7/24	10,825.83243	10,739.85113	10,722.417346
10/24	10,965.434919	10,766.266999	10,847.667011
1/25	11,194.281445	10,758.813372	10,987.659887
4/25	11,378.053283	11,042.893575	11,207.635811
7/25	11,567.11734	11,103.045534	11,319.179249
10/25	11,683.083053	11,429.375855	11,535.68353
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (11/8/23)
Janus Henderson Securitized Income ETF - NAV	6.50%	8.17%
Bloomberg U.S. Aggregate Bond Index	6.16%	6.98%
ICE BofA U.S. ABS & CMBS Index	6.34%	7.48%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Net assets (Millions)	$1,287
Number of portfolio holdingsFootnote Reference#	483
Total investment advisory fee paid (Millions)	$3.8
Portfolio turnover rate	60%
Weighted average maturity	3.38 Years
Effective duration	2.44 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Henderson Securitized Income ETF

2

What did the Fund invest in?

Sector Allocation - (% of net assets)

Mortgage-Backed Securities	82.7
Asset-Backed Securities	39.8
Investment Companies	5.4
Collateralized Loan Obligations	1.6
Corporate Bonds	0.9
Common Stocks	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Others	(30.7)

Ratings† Summary – (% of net assets)

Aaa	23.56
Aa	22.30
A	16.33
Baa	24.85
Ba	9.31
B	3.53
Caa	0.25
Equities	0.17
Other	(0.30)

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Securitized Income ETF

3

125-65-70935E 12-25

Janus Henderson Emerging Markets Debt Hard Currency ETF

Annual Shareholder Report

October 31, 2025

ETF: JEMB - NYSE Arca

This annual shareholder report contains important information about the Janus Henderson Emerging Markets Debt Hard Currency ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Emerging Markets Debt Hard Currency ETF	$55	0.52%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson Emerging Markets Debt Hard Currency ETF returned 12.90%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 5.69%. Its performance benchmark, the J.P. Morgan EMBI Global Core Index, returned 12.37%.

TOP CONTRIBUTORS TO PERFORMANCE

For the period under review, overall sovereign credit spreads tightened by 65 basis points at the market level, as measured by the J.P. Morgan EMBI Global Core Index. As a result, a moderate overweight position in credit spread risk aided returns relative to the J.P. Morgan EMBI Global Core Index. However, the major contributors were country allocation and security selection, with the latter by far the largest. In terms of country allocation, overweight positions in EL Salvador, Zambia, Tunisia and Ghana, and underweight allocations to Indonesia and Brazil were beneficial. On the security selection side, the Fund benefited from bond picking in Ghana, Mexico, Ukraine and the Ivory Coast.

TOP DETRACTORS FROM PERFORMANCE

Detractors from returns relative to the J.P. Morgan EMBI Global Core Index included overweight positions in Senegal and Cameroon and underweight allocations to Lebanon and Panama. Security selection in Zambia, Argentina and El Salvador also detracted from relative performance. Meanwhile, duration and yield curve effects, mainly stemming from the Fund’s use of bond futures to manage interest rate risk, were a modest detractor.

Janus Henderson Emerging Markets Debt Hard Currency ETF

1

Total return based on a $10,000 investment

August 13, 2024, through October 31, 2025

	Janus Henderson Emerging Markets Debt Hard Currency ETF - NAV 11,558	Bloomberg Global Aggregate Bond Index $10,460	JPM EMBI Global Core Index $11,399
8/13/24	10,000	10,000	10,000
10/24	10,235.536363	9,896.9241219	10,143.917781
1/25	10,400.544413	9,772.9199376	10,242.128407
4/25	10,438.679491	10,266.845711	10,308.433451
7/25	10,975.017856	10,268.968086	10,803.931099
10/25	11,558.002601	10,459.671174	11,398.552013
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (8/13/24)
Janus Henderson Emerging Markets Debt Hard Currency ETF - NAV	12.90%	12.64%
Bloomberg Global Aggregate Bond Index	5.69%	3.77%
JPM EMBI Global Core Index	12.37%	11.37%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Net assets (Millions)	$425
Number of portfolio holdingsFootnote Reference#	313
Total investment advisory fee paid (Millions)	$1.5
Portfolio turnover rate	53%
Weighted average maturity	9.56 Years
Effective duration	7.02 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Henderson Emerging Markets Debt Hard Currency ETF

2

What did the Fund invest in?

Sector Allocation - (% of net assets)

Foreign Government Bonds	79.9
Corporate Bonds	13.3
Investment Companies	4.6
Others	2.2

Ratings† Summary – (% of net assets)

Aa	4.13
A	8.29
Baa	19.26
Ba	34.66
B	13.61
Caa	11.94
C	0.81
D	0.13
Other	7.17

Top Country Allocations - (% of total investments)

Mexico	6.1
Turkey	5.5
United States	4.7
Dominican Republic	4.6
Saudi Arabia	4.5

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Emerging Markets Debt Hard Currency ETF

3

125-65-71250E 12-25

Janus Henderson Mid Cap Growth Alpha ETF

Annual Shareholder Report

October 31, 2025

ETF: JMID - NASDAQ

This annual shareholder report contains important information about the Janus Henderson Mid Cap Growth Alpha ETF ("Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Growth Alpha ETF	$32	0.30%

What impacted Fund performance over the reporting period?

For the one-year period ending October 31, 2025, the Janus Henderson Mid Cap Growth Alpha ETF returned 15.01%. Its broad-based benchmark, the Russell 3000® Index, returned 20.81%. Its performance benchmark, the Russell Midcap Growth Index, returned 19.59%.

TOP CONTRIBUTORS TO PERFORMANCE

Stock selection and an underweight in the energy sector contributed to returns relative to the Russell Midcap Growth Index. Stock selection in the consumer discretionary sector was also beneficial. Among individual holdings, relative contributors included technology company Palantir Technologies. The technology company has signed sizable contracts with government and military enterprises seeking to capitalize on its artificial intelligence (AI) platforms. This has resulted in strong financial performance. Vertiv Holdings, another contributor, designs and services power and cooling systems for data centers. It has experienced very strong demand for its solutions, bolstered by strategic partnerships with companies such as NVIDIA.

TOP DETRACTORS FROM PERFORMANCE

Stock selection in the information technology and financials sectors detracted from returns relative to the Russell Midcap Growth Index. Relative performance was hindered by the portfolio’s underweight positions in several stocks that were strong performers for the benchmark. These included an underweight position in information technology company Cloudflare, which has experienced growing demand for its data security, networking, and edge computing solutions. The portfolio was also underweight in Roblox, which has delivered strong revenue growth tied to an AI-enabled digital ecosystem that targets major industry verticals. Both stocks were strong performers for the Index.

Janus Henderson Mid Cap Growth Alpha ETF

1

Total return based on a $10,000 investment

September 17, 2024, through October 31, 2025

	Janus Henderson Mid Cap Growth Alpha ETF - NAV 11,952	Russell 3000® Index $12,259	Russell Midcap Growth Index $12,431
9/17/24	10,000	10,000	10,000
10/24	10,392	10,147.072817	10,394.139119
1/25	11,739.629099	10,822.510065	11,752.208728
4/25	10,348.627178	9,928.8611191	10,605.446262
7/25	11,892.415319	11,338.931297	12,374.819997
10/25	11,952.03294	12,258.934632	12,430.695827
AVERAGE ANNUAL TOTAL RETURN	1 year	Since Inception (9/17/24)
Janus Henderson Mid Cap Growth Alpha ETF - NAV	15.01%	17.25%
Russell 3000® Index	20.81%	19.95%
Russell Midcap Growth Index	19.59%	21.45%

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Net assets (Millions)	$25
Number of portfolio holdings	82
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	213%

Janus Henderson Mid Cap Growth Alpha ETF

2

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Cencora, Inc.	4.2
Vertiv Holdings Co.	3.5
Royal Caribbean Cruises Ltd.	3.1
Ameriprise Financial, Inc.	2.9
Howmet Aerospace, Inc.	2.7

Sector Allocation - (% of net assets)

Common Stocks	100.0
Investment Companies	0.0
Others	0.0

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Mid Cap Growth Alpha ETF

3

125-65-71261E 12-25

Janus Henderson Income ETF

Annual Shareholder Report

October 31, 2025

ETF: JIII - NYSE Arca

This annual shareholder report contains important information about the Janus Henderson Income ETF ("Fund") for the period of November 12, 2024 (inception) to October 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Janus Henderson Income ETF	$50	0.50%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full period.

What impacted Fund performance over the reporting period?

For the period from inception to October 31, 2025, the Janus Henderson Income ETF  returned 7.46%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.56%.

TOP CONTRIBUTORS TO PERFORMANCE

From inception on November 12, 2024 through October 31, 2025, an overweight allocation to credit spread risk was the key contributor to returns relative to the Bloomberg U.S. Aggregate Bond Index. Spreads tightened on robust corporate profitability, expected easing by the Federal Reserve (Fed), and economic growth fueled, in part, by Artificial Intelligence (AI)-driven investments. Specifically, overweight exposure to high-yield corporate bonds, non-agency mortgage-backed securities, collateralized loan obligations, and leveraged loans aided performance. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also helped, as did an underweight to Treasuries.

TOP DETRACTORS FROM PERFORMANCE

For the since inception period, security selection within agency mortgage-backed securities and asset-backed securities detracted from returns relative to the Bloomberg U.S. Aggregate Bond Index. The Fund’s positioning on the short end of the yield curve also weighed on results as Treasury rates ended the period lower. In our view, this short-duration positioning may better shield the portfolio from increases in term premiums on the long end due to potential concerns surrounding Fed independence, large and continued fiscal deficit spending, and tariff effects, with the Fed seemingly willing to let inflation run higher than target.

Janus Henderson Income ETF

1

Total return based on a $10,000 investment

November 12, 2024, through October 31, 2025

	Janus Henderson Income ETF - NAV 10,746	Bloomberg U.S. Aggregate Bond Index $10,656
11/12/24	10,000	10,000
11/24	10,086	10,144.04
12/24	10,048.39	9,978.0267924
1/25	10,140.79	10,030.962041
2/25	10,276.09	10,251.661122
3/25	10,215.52	10,255.518917
4/25	10,208.7	10,295.823753
5/25	10,292.76	10,222.104817
6/25	10,457.06	10,379.283625
7/25	10,492.73	10,351.906334
8/25	10,648.12	10,475.719591
9/25	10,688.04	10,589.997012
10/25	10,745.97	10,656.159875
AVERAGE ANNUAL TOTAL RETURN	Since Inception (11/12/24)
Janus Henderson Income ETF - NAV	7.46%
Bloomberg U.S. Aggregate Bond Index	6.56%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Net assets (Millions)	$145
Number of portfolio holdingsFootnote Reference#	377
Total investment advisory fee paid (Millions)	$0.5
Portfolio turnover rate	126%
Weighted average maturity	6.47 Years
Effective duration	3.87 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Henderson Income ETF

2

What did the Fund invest in?

Sector Allocation - (% of net assets)

Mortgage-Backed Securities	45.8
Corporate Bonds	34.0
Bank Loans	15.1
Asset-Backed Securities	13.5
Collateralized Loan Obligations	6.2
Exchange Traded Funds	4.7
Investment Companies	2.2
Investments Purchased with Cash Collateral from Securities Lending	1.8
Common Stocks	1.4
Convertible Bonds	0.5
Others	(25.2)

Ratings† Summary – (% of net assets)

Aaa	7.15
Aa	22.98
A	6.18
Baa	17.03
Ba	23.70
B	31.74
Caa	2.46
Equities	1.41
Other	(12.65)

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Income ETF

3

125-65-71293E 12-25

Janus Henderson Transformational Growth ETF

Annual Shareholder Report

October 31, 2025

ETF: JXX - Cboe BZX Exchange

This annual shareholder report contains important information about the Janus Henderson Transformational Growth ETF ("Fund") for the period of February 4, 2025 (inception) to October 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Janus Henderson Transformational Growth ETF	$45	0.57%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full period.

What impacted Fund performance over the reporting period?

For the period from inception to October 31, 2025, the Janus Henderson Transformational Growth ETF returned 13.70%. Its broad-based benchmark, the S&P 500® Index, returned 14.38%. Its performance benchmark, the Russell 1000® Growth Index, returned 18.99%.

TOP CONTRIBUTORS TO PERFORMANCE

From Fund inception on February 4, 2025 through October 31, 2025, top contributors relative to the Russell 1000 Growth Index included Oracle and Taiwan Semiconductor Manufacturing. Information technology company Oracle has emerged as a leading hyperscaler in the artificial intelligence (AI) ecosystem. It has delivered strong financial results and exceptional forward guidance. Taiwan Semiconductor Manufacturing is a leading supplier of graphic processing units that are integral to AI. The company reported robust earnings growth and positive guidance, aiding its stock performance.

TOP DETRACTORS FROM PERFORMANCE

For the period February 4, 2025 through October 31, 2025, performance relative to the Russell 1000 Growth Index was hindered by an investment in Vaxcyte. The biotechnology company is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares declined after clinical trial results raised concerns that the vaccine may not meet the market’s elevated expectations. Chipotle Mexican Grill was another detractor. Shares declined after the fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance.

Janus Henderson Transformational Growth ETF

1

Total return based on a $10,000 investment

February 4, 2025, through October 31, 2025

	Janus Henderson Transformational Growth ETF - NAV 11,370	S&P 500® Index $11,438	Russell 1000® Growth Index $11,899
2/4/25	10,000	10,000	10,000
2/25	9,736	9,873.19	9,628.09
3/25	8,723.2128	9,316.8922683	8,817.0238923
4/25	8,843.2570128	9,253.7150433	8,973.1800907
5/25	9,443.4780771	9,836.1874197	9,767.1326031
6/25	10,345.313027	10,336.383566	10,389.85387
7/25	10,561.424015	10,568.362874	10,782.09355
8/25	10,649.469232	10,782.599532	10,902.635361
9/25	11,245.775476	11,176.165479	11,481.817406
10/25	11,369.84	11,437.839782	11,898.89549
AVERAGE ANNUAL TOTAL RETURN	Since Inception (2/4/25)
Janus Henderson Transformational Growth ETF - NAV	13.70%
S&P 500® Index	14.38%
Russell 1000® Growth Index	18.99%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Net assets (Millions)	$34
Number of portfolio holdings	26
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	31%

Janus Henderson Transformational Growth ETF

2

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Oracle Corp.	9.6
Taiwan Semiconductor Manufacturing Co. Ltd.	9.5
Amazon.com, Inc.	9.5
Broadcom, Inc.	9.2
Madrigal Pharmaceuticals, Inc.	4.6

Sector Allocation - (% of net assets)

Common Stocks	99.8
Investment Companies	0.2
Others	0.0

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Transformational Growth ETF

3

125-65-71309E 12-25

Janus Henderson Asset-Backed Securities ETF

Annual Shareholder Report

October 31, 2025

ETF: JABS - NYSE Arca

This annual shareholder report contains important information about the Janus Henderson Asset-Backed Securities ETF ("Fund") for the period of July 22, 2025 (inception) to October 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Janus Henderson Asset-Backed Securities ETF	$9	0.32%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full period.

What impacted Fund performance over the reporting period?

For the period from inception to October 31, 2025, the Janus Henderson Asset-Backed Securities ETF returned 1.26%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.96%. Its performance benchmark, the ICE BofA U.S. Fixed & Floating Rate Asset Backed Securities Index, returned 1.56%.

TOP CONTRIBUTORS TO PERFORMANCE

For the period from inception on July 22, 2025 to October 31, 2025, overall yield curve exposure contributed to returns relative to the ICE BofA U.S. Fixed & Floating Rate Asset Backed Securities Index. Asset allocation decisions also helped performance, with out-of-index exposure to collateralized loan obligations and commercial mortgage-backed securities being notable contributors. Security selection within an allocation to non-agency mortgage-backed securities also aided results.

TOP DETRACTORS FROM PERFORMANCE

For the since inception period, security selection within asset-backed securities (ABS) detracted from returns relative to the ICE BofA U.S. Fixed & Floating Rate Asset Backed Securities Index. Specifically, security selection within auto ABS detracted, largely due to the Fund’s exposure to auto ABS issued by Tricolor Auto. Tricolor filed for Chapter 7 bankruptcy liquidation in September following alleged fraud. While the Fund did not own any Tricolor debt, ABS previously originated by Tricolor experienced price volatility, despite being housed in special purpose vehicles and, therefore, being bankruptcy remote from the issuer.

Janus Henderson Asset-Backed Securities ETF

1

AVERAGE ANNUAL TOTAL RETURN	Since Inception (7/22/25)
Janus Henderson Asset-Backed Securities ETF - NAV	1.26%
Bloomberg U.S. Aggregate Bond Index	2.96%
ICE BofA U.S. Fixed & Floating Rate Asset Backed Securities Index	1.56%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The table includes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.

Key Fund Statistics

Net assets (Millions)	$132
Number of portfolio holdingsFootnote Reference#	95
Total investment advisory fee paid (Millions)	$0.1
Portfolio turnover rate	24%
Weighted average maturity	3.41 Years
Effective duration	2.04 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Janus Henderson Asset-Backed Securities ETF

2

What did the Fund invest in?

Sector Allocation - (% of net assets)

Asset-Backed Securities	85.5
Collateralized Loan Obligations	5.1
Mortgage-Backed Securities	4.7
Exchange Traded Funds	3.7
Investment Companies	0.6
Others	0.4

Ratings† Summary – (% of net assets)

Aaa	13.90
Aa	11.42
A	71.45
Baa	2.44
B	0.22
Other	0.57

† Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Asset-Backed Securities ETF

3

125-65-71352E 12-25

Janus Henderson Global Artificial Intelligence ETF

Annual Shareholder Report

October 31, 2025

ETF: JHAI - NASDAQ

This annual shareholder report contains important information about the Janus Henderson Global Artificial Intelligence ETF ("Fund") for the period of August 19, 2025 (inception) to October 31, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Janus Henderson Global Artificial Intelligence ETF	$13	0.59%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full period.

What impacted Fund performance over the reporting period?

For the period from inception to October 31, 2025, the Janus Henderson Global Artificial Intelligence ETF returned 14.34%. Its broad-based benchmark, the S&P 500® Index, returned 6.93%. Its performance benchmark, the 50% MSCI AC World IT/50% MSCI AC World Growth Index, returned 12.77%.

TOP CONTRIBUTORS TO PERFORMANCE

For the period from the Fund’s inception on August 19, 2025, through October 31, 2025, stock selection in the information technology and industrials sectors contributed to performance relative to the blended benchmark, 50% MSCI ACWI Information Technology Index/50% MSCI ACWI Growth Index. Individual contributors included several companies that have benefited from the buildout of the artificial intelligence (AI) ecosystem. Taiwan Semiconductor Manufacturing is a leading supplier of graphic processing units, while Lam Research manufactures specialized deposition and etching tools that are critical to producing the advanced semiconductors needed for AI. Both companies have delivered strong financial performance and revenue guidance.

TOP DETRACTORS FROM PERFORMANCE

Stock selection in the consumer discretionary and financials sectors detracted from performance relative to the blended benchmark, 50% MSCI ACWI Information Technology Index and 50% MSCI ACWI Growth Index, from inception through October 31, 2025. Progressive was a relative detractor in the financials sector. Shares of the insurer declined as investors questioned the sustainability of its policy growth and pricing power in a more competitive landscape. Social media company Meta Platforms was another detractor despite reporting strong third quarter earnings growth. Concerns over the company’s capital spending plans pressured the stock, as Meta has invested aggressively to deploy AI across its platforms.

Janus Henderson Global Artificial Intelligence ETF

1

AVERAGE ANNUAL TOTAL RETURN	Since Inception (8/19/25)
Janus Henderson Global Artificial Intelligence ETF - NAV	14.34%
S&P 500® Index	6.93%
50% MSCI AC World IT/50% MSCI AC World Growth Index	12.77%

Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.

Visit janushenderson.com/info for the most recent performance information. The table includes reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

Key Fund Statistics

Net assets (Millions)	$15
Number of portfolio holdings	51
Total investment advisory fee paid (Millions)	$0
Portfolio turnover rate	14%

Janus Henderson Global Artificial Intelligence ETF

2

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

NVIDIA Corp.	14.5
Taiwan Semiconductor Manufacturing Co. Ltd.	14.4
Broadcom, Inc.	7.2
Microsoft Corp.	6.8
Alphabet, Inc.	4.8

Sector Allocation - (% of net assets)

Common Stocks	100.1
Investment Companies	0.5
Others	(0.6)

Top Country Allocations - (% of total investments)

United States	75.4
Taiwan	14.3
Uruguay	2.6
Netherlands	1.3
Israel	1.3

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Global Artificial Intelligence ETF

3

125-65-71371E 12-25

Item 2 - Code of Ethics

Code of Ethics

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Fund Code of Ethics for Principal Executive Officer and Senior Financial Officers”) that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer; the Registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not applicable.

(f)(3) The Registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the Registrant at 1-877-335-2687, and ask for a copy of the Registrant’s Code of Ethics for its Principal Executive Officer and Senior Financial Officers.

Item 3 - Audit Committee Financial Expert

The Registrant's Board of Trustees has determined that Jeffrey B. Weeden, the Chairman of the Board’s Audit and Pricing Committee is an "audit committee financial expert" as defined in Item 3 to Form N-CSR. Jeffery B. Weeden is "independent" under the standards set forth in Item 3 to Form N-CSR.

Item 4 - Principal Accountant Fees and Services

(a) Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s  annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $642,347 in the fiscal year ended 2025 and $500,908 in the fiscal year ended 2024.

(b) Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s' financial statements and are not reported under paragraph (a) of this Item were $0 in the fiscal year ended 2025 and $0 in the fiscal year ended 2024.

(c) Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 in the fiscal year ended 2025 and $0 in the fiscal year ended 2024.

The nature of the services comprising the fees disclosed under this category includes tax compliance, tax planning, tax advice, and corporate actions review.

(d) All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in the fiscal year ended 2025 and $0 in the fiscal year ended 2024.

(e) Pre-Approval Policies and Procedures

(1) The Registrant's Audit Committee Charter requires the Registrant's Audit Committee to pre-approve any engagement of the principal accountant (i) to provide audit or non-audit services to the Registrant or (ii) to provide non-audit services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X. The Chairman of the Audit Committee or, if the Chairman is unavailable, another member of the Audit Committee who is an independent Trustee, may grant the pre-approval. All such delegated pre-approvals must be presented to the Audit Committee no later than the next Audit Committee meeting.

(2) No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable as less than 50%

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $0 in the fiscal year ended 2025 and $0 in the fiscal year ended 2024.

(h) The Registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5 - Audit Committee of Listed Registrants

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent trustees of the Registrant. The members of the committee are Jeffrey B Weeden, Maureen T. Upton and Clifford J. Weber.

Item 6 - Investments

(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7 - Financial Statements and Financial Highlights for Open-Ended Management Investment Companies
ANNUAL FINANCIAL STATEMENTS
October 31, 2025
Janus Henderson Small/Mid Cap Growth
Alpha ETF
Janus Detroit Street Trust

Janus Henderson Small/Mid Cap Growth Alpha ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 2.8%
BWX Technologies, Inc. 97,255 $ 20,774,641
Automobile Components - 1.1%
Patrick Industries, Inc. 81,368 8,492,378
Banks - 3.9%
Axos Financial, Inc.* 80,783 6,299,458
Bancorp, Inc. (The)* 137,393 8,981,380
Coastal Financial Corp.* 30,455 3,243,458
Customers Bancorp, Inc.* 55,298 3,711,602
First Bancorp 101,710 1,982,328
Live Oak Bancshares, Inc. 57,967 1,805,092
ServisFirst Bancshares, Inc. 45,591 3,203,680
29,226,998
Beverages - 1.3%
Celsius Holdings, Inc.* 160,887 9,690,224
Biotechnology - 5.6%
Alkermes plc* 184,059 5,650,611
Aurinia Pharmaceuticals, Inc.* 597,219 7,865,374
Catalyst Pharmaceuticals, Inc.* 100,629 2,140,379
Halozyme Therapeutics, Inc.* 241,049 15,713,984
Rigel Pharmaceuticals, Inc.
#
,* 184,837 5,837,153
Stoke Therapeutics, Inc.* 176,305 5,296,202
42,503,703
Building Products - 1.5%
AZZ, Inc. 64,957 6,485,956
Janus International Group, Inc.* 528,441 5,073,034
11,558,990
Capital Markets - 8.9%
Acadian Asset Management, Inc. 54,445 2,618,804
Artisan Partners Asset Management, Inc. - Class A 328,366 14,336,460
Hamilton Lane, Inc. - Class A 98,094 11,178,792
Lazard, Inc. - Class A 175,582 8,568,402
Moelis & Co. - Class A
#
150,426 9,526,479
PJT Partners, Inc. - Class A 50,506 8,137,022
StoneX Group, Inc.* 133,859 12,304,319
66,670,278
Commercial Services & Supplies - 1.4%
Brink's Co. (The) 78,275 8,701,049
Healthcare Services Group, Inc.* 93,515 1,671,113
10,372,162
Construction & Engineering - 5.9%
Argan, Inc. 41,908 12,832,649
IES Holdings, Inc.* 8,105 3,176,187
Primoris Services Corp. 118,127 16,717,333
Sterling Infrastructure, Inc.* 30,577 11,555,048
44,281,217
Consumer Finance - 2.6%
Dave, Inc.* 7,049 1,686,967
Enova International, Inc.* 56,396 6,743,270
SoFi Technologies, Inc.* 371,861 11,036,834
19,467,071
Diversified Consumer Services - 3.0%
Frontdoor, Inc.* 261,135 17,347,198
Laureate Education, Inc.* 151,737 4,404,925

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2025
4 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Diversified Consumer Services - (continued)
Stride, Inc.* 13,067 $ 889,079
22,641,202
Electrical Equipment - 3.2%
Array Technologies, Inc.* 359,548 3,113,686
NEXTracker, Inc. - Class A* 109,653 11,099,077
Powell Industries, Inc. 25,493 9,773,761
23,986,524
Electronic Equipment, Instruments & Components - 6.4%
Itron, Inc.* 16,571 1,662,568
Jabil, Inc. 76,122 16,814,588
Napco Security Technologies, Inc. 267,005 11,788,271
Sanmina Corp.* 133,212 18,256,705
48,522,132
Energy Equipment & Services - 1.6%
Tidewater, Inc.* 232,203 11,747,150
Financial Services - 0.8%
Affirm Holdings, Inc. - Class A* 26,852 1,930,122
International Money Express, Inc.* 267,726 3,986,440
5,916,562
Food Products - 1.7%
Cal-Maine Foods, Inc. 141,695 12,440,821
Health Care Providers & Services - 0.9%
Aveanna Healthcare Holdings, Inc.* 327,163 2,960,825
Community Health Systems, Inc.* 520,016 2,017,662
Concentra Group Holdings Parent, Inc. 71,806 1,430,376
6,408,863
Health Care Technology - 0.6%
Doximity, Inc. - Class A* 73,464 4,848,624
Hotels, Restaurants & Leisure - 1.6%
Red Rock Resorts, Inc. - Class A 205,581 10,959,523
Vail Resorts, Inc. 9,057 1,343,425
12,302,948
Household Durables - 4.7%
Installed Building Products, Inc. 64,520 16,015,800
Somnigroup International, Inc. 50,187 3,981,836
TopBuild Corp.* 35,835 15,139,571
35,137,207
Household Products - 0.2%
Energizer Holdings, Inc.
#
74,673 1,734,654
Insurance - 0.9%
HCI Group, Inc. 8,647 1,764,074
Skyward Specialty Insurance Group, Inc.* 29,720 1,354,935
Universal Insurance Holdings, Inc. 125,950 3,881,779
7,000,788
Interactive Media & Services - 1.8%
Bumble, Inc. - Class A* 366,623 2,034,758
fuboTV, Inc.* 905,158 3,421,497
MediaAlpha, Inc. - Class A* 387,399 4,939,337
TripAdvisor, Inc.* 207,862 3,338,264
13,733,856
Leisure Products - 0.7%
Peloton Interactive, Inc. - Class A* 694,152 5,039,544

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Life Sciences Tools & Services - 4.1%
10X Genomics, Inc. - Class A* 620,999 $ 8,470,427
Medpace Holdings, Inc.* 38,697 22,634,262
31,104,689
Machinery - 2.4%
Blue Bird Corp.* 176,056 8,795,758
Douglas Dynamics, Inc. 75,706 2,288,593
REV Group, Inc. 137,768 7,063,365
18,147,716
Media - 2.2%
Gannett Co., Inc.* 363,009 1,923,948
Nexstar Media Group, Inc. - Class A 72,825 14,254,037
16,177,985
Metals & Mining - 0.5%
Coeur Mining, Inc.
#
,* 218,120 3,745,120
Oil, Gas & Consumable Fuels - 1.7%
Centrus Energy Corp. - Class A
#
,* 34,407 12,643,196
Pharmaceuticals - 2.2%
ANI Pharmaceuticals, Inc.* 73,506 6,659,643
Avadel Pharmaceuticals plc (ADR)* 151,284 2,857,755
Collegium Pharmaceutical, Inc.* 86,948 3,130,128
CorMedix, Inc.
#
,* 123,198 1,371,194
Supernus Pharmaceuticals, Inc.* 50,432 2,780,316
16,799,036
Professional Services - 2.0%
Legalzoom.com, Inc.* 867,683 8,650,799
Willdan Group, Inc.* 69,088 6,529,507
15,180,306
Real Estate Management & Development - 0.3%
eXp World Holdings, Inc. 201,530 2,063,667
Semiconductors & Semiconductor Equipment - 6.8%
Astera Labs, Inc.* 74,724 13,949,476
Axcelis Technologies, Inc.
#
,* 168,893 13,437,127
Credo Technology Group Holding Ltd.* 76,790 14,407,340
Rambus, Inc.* 94,130 9,680,329
51,474,272
Software - 9.3%
Appfolio, Inc. - Class A* 61,097 15,544,910
Clear Secure, Inc. - Class A 438,075 13,348,145
Gen Digital, Inc.
#
514,341 13,558,029
InterDigital, Inc. 10,527 3,810,353
Manhattan Associates, Inc.* 30,113 5,482,674
Pegasystems, Inc. 176,320 11,222,768
Sapiens International Corp. NV 42,705 1,838,450
Unity Software, Inc.* 78,170 2,962,643
Zeta Global Holdings Corp. - Class A* 110,363 1,985,430
69,753,402
Specialty Retail - 3.0%
Arhaus, Inc. - Class A
#
,* 426,026 4,268,780
Buckle, Inc. (The) 120,340 6,594,632
Build-A-Bear Workshop, Inc. 56,639 3,070,967
Sonic Automotive, Inc. - Class A
#
46,807 2,973,649
Victoria's Secret & Co.* 65,449 2,307,077

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2025
6 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - (continued)
Wayfair, Inc. - Class A* 32,183 $ 3,331,262
22,546,367
Technology Hardware, Storage & Peripherals - 0.7%
CompoSecure, Inc. - Class A* 253,755 5,039,574
Textiles, Apparel & Luxury Goods - 1.7%
Kontoor Brands, Inc. 40,797 3,301,293
Tapestry, Inc. 78,810 8,654,914
Wolverine World Wide, Inc. 46,777 1,061,838
13,018,045
Total Common Stocks (cost $694,498,722) 752,191,912
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 4.1200%
£,∞
(cost $101,829) 101,817 101,838
Investments Purchased with Cash Collateral from Securities Lending - 2.3%
Investment Companies - 1.8%
Janus Henderson Cash Collateral Fund LLC, 4.0500%
£,∞
13,974,572 13,974,572
Time Deposits - 0.5%
Royal Bank of Canada, 3.8500%, 11/3/25 $ 3,493,643 3,493,643
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $17,468,215) 17,468,215
Total Investments (total cost $ 712,068,766 ) - 102.3% 769,761,965
Liabilities, net of Cash, Receivables and Other Assets - (2.3%) (17,426,181)
Net Assets - 100.0% $752,335,784

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 749,567,447 97.4%
Ireland 8,508,366 1.1
Canada 7,865,374 1.0
Puerto Rico 1,982,328 0.3
Israel 1,838,450 0.2
Total $769,761,965 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/25
............. Shares
Held at
10/31/25
Dividend
Income
Investment Company - 0.0%
Money Market Funds - 0.0%
Janus Henderson
Cash Liquidity Fund
LLC, 4.1200%
∞
$ 118,891 $ 89,968,247 $ (89,985,302) $ (7) $ 9 $ 101,838 101,817 $ 51,179
Investments Purchased
with Cash Collateral
from Securities Lending
- 2.3%
Investment Companies - 1.8%
Janus Henderson
Cash Collateral Fund
LLC, 4.0500%
∞
1,965,177 163,611,159 (151,601,764) – – 13,974,572 13,974,572 9,843
Δ
Total Affiliated
Investments - 1.8% $2,084,068 $253,579,406 $(241,587,066) $(7) $9 $14,076,410 $61,022
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 16,671,802 $ — $ (16,671,802) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
8 October 31, 2025
ADR American Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
# Loaned security; a portion of the security is on loan at October 31, 2025.
∞ Rate shown is the 7-day yield as of October 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 752,191,912 $ — $ — $ 752,191,912
Investment Companies — 101,838 — 101,838
Investments Purchased with Cash
Collateral from Securities Lending — 17,468,215 — 17,468,215
Total Assets $ 752,191,912 $ 17,570,053 $ — $ 769,761,965

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Assets and Liabilities
October 31, 2025
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $697,992,365)
(1)
$ 755,685,555
Affiliated investments, at value (cost $14,076,401) 14,076,410
Receivables:
Fund units sold 2,095,143
Dividends 216,922
Affiliated securities lending income, net 2,354
Total Assets 772,076,384
Liabilities:
Collateral on securities loaned (Note 2) 17,468,215
Due to custodian 653
Payables:
Investments purchased 2,095,459
Management fees 176,273
Total Liabilities 19,740,600
Commitments and contingent liabilities
Net Assets $ 752,335,784
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 730,814,598
Total distributable earnings (loss) 21,521,186
Total Net Assets $ 752,335,784
Net Assets $ 752,335,784
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 8,977,000
Net Asset Value Per Share $ 83 .81
(1) Includes $16,671,802 of securities on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Operations
For the year ended October 31, 2025
10 October 31, 2025
See Notes to Financial Statements.
Investment Income:
Dividends $ 4,043,292
Income from non-cash dividends 226,185
Unaffiliated securities lending income, net 55,580
Dividends from affiliates 51,179
Affiliated securities lending income, net     9,843
Foreign tax withheld (18,673)
Total Investment Income 4,367,406
Expenses:
Management Fees 1,510,431
Total Expenses 1,510,431
Net Investment Income/(Loss) 2,856,975
Net Realized Gain/(Loss) on Investments:
Investments $ 77,344,029
Investments in affiliates (7)
Total Net Realized Gain/(Loss) on Investments $ 77,344,022
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 5,251,052
Investments in affiliates 9
Total Change in Unrealized Net Appreciation/Depreciation $ 5,251,061
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 85,452,058

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations:
Net investment income/(loss) $ 2,856,975 $ 1,337,661
Net realized gain/(loss) on investments 77,344,022 20,417,438
Change in unrealized net appreciation/depreciation 5,251,061 62,009,458
Net Increase/(Decrease) in Net Assets Resulting from Operations 85,452,058 83,764,557
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (4,509,553) (1,323,273)
Net Decrease from Dividends and Distributions to Shareholders (4,509,553) (1,323,273)
Capital Share Transactions 288,095,491 55,022,363
Net Increase/(Decrease) in Net Assets 369,037,996 137,463,647
Net Assets: — —
Beginning of Year   383,297,788 245,834,141
End of Year $ 752,335,784 $ 383,297,788

Janus Henderson Small/Mid Cap Growth Alpha ETF
Financial Highlights
12 October 31, 2025
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $71.95 $54.91 $52.92 $67.73 $52.35
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
0.43 0.26 0.30 0.21 0.21
Net realized and unrealized gain/(loss) 12.15 17.04 1.97
(2)
(14.83) 15.38
Total from Investment Operations 12.58 17.30 2.27
(2)
(14.62) 15.59
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.72) (0.26) (0.28) (0.19) (0.21)
Total Dividends and Distributions (0.72) (0.26) (0.28) (0.19) (0.21)
Net Asset Value, End of Period $83.81 $71.95 $54.91 $52.92 $67.73
Total Return 17.58% 31.54% 4.27% (21.60)% 29.81%
Net assets, End of Period (in thousands) $752,336 $383,298 $245,834 $172,098 $201,635
Ratios to Average Net Assets
Ratio of Gross Expenses 0.30% 0.30% 0.30% 0.30% 0.30%
Ratio of Net Investment Income/(Loss) 0.56% 0.39% 0.51% 0.36% 0.33%
Portfolio Turnover Rate
(3)
197% 102% 91% 89% 102%
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson Small/Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fifteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The Fund seeks to provide long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The Nasdaq
Stock Market LLC (“Nasdaq”) and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the year ended October 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
14 October 31, 2025
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
16 October 31, 2025
and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of October 31,
2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $16,671,802 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of October 31, 2025 is $17,468,215, resulting in the net amount due to the counterparty of $796,413.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
18 October 31, 2025
For the year ended October 31, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was
0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of October 31, 2025, the Adviser owned 2,000 shares or 0.02% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2025, the Fund engaged in cross trades

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
amounting to $9,783,140 in purchases and $24,618,510 in sales, resulting in a net realized loss of $417,416. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of
Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2025 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$210,752 $— $(36,026,429) $— $— $57,336,863
Capital Loss Carryover Schedule
For the year ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(36,026,429) $— $(36,026,429)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$712,425,102 $91,569,279 $(34,232,416) $57,336,863
For the year ended October 31, 2025
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$4,509,553 $— $— $—

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
20 October 31, 2025
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2025, the Fund had net realized gain of $83,891,004 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income
Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after
December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$1,323,273 $— $— $—
Year Ended October 31, 2025 Year Ended October 31, 2024
Shares Amount Shares Amount
Shares sold 6,075,000 $ 480,501,213 1,300,000 $ 85,134,310
Shares repurchased (2,425,000) (192,405,722) (450,000) (30,111,947)
Net Increase/(Decrease) 3,650,000 $ 288,095,491 850,000 $ 55,022,363
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,016,297,832 $1,014,291,836 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$476,554,717 $192,130,917 $— $—

Janus Henderson Small/Mid Cap Growth Alpha ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 21
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Small/Mid Cap Growth
Alpha ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Small/Mid Cap Growth Alpha ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 19, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Designation Requirements
(unaudited)
22 October 31, 2025
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2025:
Dividends Received Deduction Percentage 78.97%
Qualified Dividend Income Percentage 74.45%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 23
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93062 12-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2025
Janus Henderson Small Cap Growth Alpha
ETF
Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Automobile Components - 0.9%
Modine Manufacturing Co.* 9,007 $ 1,379,963
Patrick Industries, Inc. 7,927 827,341
2,207,304
Banks - 3.7%
Bancorp, Inc. (The)* 34,063 2,226,698
Coastal Financial Corp.* 6,814 725,691
Customers Bancorp, Inc.* 10,801 724,963
First Bancorp 158,453 3,088,249
Live Oak Bancshares, Inc. 41,426 1,290,006
ServisFirst Bancshares, Inc. 16,424 1,154,115
9,209,722
Biotechnology - 8.3%
Alkermes plc* 98,615 3,027,480
Aurinia Pharmaceuticals, Inc.* 410,680 5,408,656
Catalyst Pharmaceuticals, Inc.* 158,753 3,376,676
MiMedx Group, Inc.* 169,426 1,296,109
Protagonist Therapeutics, Inc.* 17,373 1,365,865
Rigel Pharmaceuticals, Inc.
#
,* 52,186 1,648,034
Stoke Therapeutics, Inc.
#
,* 143,639 4,314,916
20,437,736
Building Products - 2.0%
AZZ, Inc.
#
15,007 1,498,449
Griffon Corp. 21,407 1,584,332
Janus International Group, Inc.* 203,832 1,956,787
5,039,568
Capital Markets - 4.7%
Artisan Partners Asset Management, Inc. - Class A 110,940 4,843,640
Moelis & Co. - Class A 68,893 4,362,994
StoneX Group, Inc.* 27,135 2,494,249
11,700,883
Commercial Services & Supplies - 0.6%
Brink's Co. (The) 13,936 1,549,126
Construction & Engineering - 9.4%
Argan, Inc. 16,374 5,013,883
IES Holdings, Inc.* 8,614 3,375,654
Primoris Services Corp. 50,893 7,202,377
Sterling Infrastructure, Inc.* 19,971 7,547,041
23,138,955
Consumer Finance - 1.6%
Dave, Inc.* 8,415 2,013,878
Enova International, Inc.* 7,807 933,483
FirstCash Holdings, Inc. 5,892 933,882
3,881,243
Diversified Consumer Services - 5.3%
Adtalem Global Education, Inc.* 21,921 2,148,697
Coursera, Inc.* 99,391 836,872
Frontdoor, Inc.* 80,114 5,321,973
Laureate Education, Inc.* 134,319 3,899,281
Stride, Inc.* 11,433 777,901
12,984,724
Diversified Telecommunication Services - 0.2%
IDT Corp. - Class B 11,349 574,940

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2025
4 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Electrical Equipment - 2.9%
American Superconductor Corp.* 18,881 $ 1,118,322
Array Technologies, Inc.* 128,344 1,111,459
NEXTracker, Inc. - Class A* 27,267 2,759,966
Powell Industries, Inc. 5,999 2,299,956
7,289,703
Electronic Equipment, Instruments & Components - 6.1%
Fabrinet* 6,961 3,066,808
Itron, Inc.* 28,456 2,854,990
Napco Security Technologies, Inc. 122,666 5,415,704
Sanmina Corp.* 27,657 3,790,392
15,127,894
Energy Equipment & Services - 1.7%
Tidewater, Inc.* 81,277 4,111,804
Financial Services - 3.0%
Federal Agricultural Mortgage Corp. - Class C 9,392 1,489,947
International Money Express, Inc.* 246,857 3,675,701
NCR Atleos Corp.* 47,764 1,762,491
Sezzle, Inc.* 7,980 523,089
7,451,228
Food Products - 1.6%
Cal-Maine Foods, Inc. 45,120 3,961,536
Health Care Equipment & Supplies - 1.1%
Alphatec Holdings, Inc.* 51,152 971,377
Lantheus Holdings, Inc.* 17,041 983,095
TransMedics Group, Inc.* 5,954 783,189
2,737,661
Health Care Providers & Services - 2.5%
Aveanna Healthcare Holdings, Inc.* 100,455 909,118
Community Health Systems, Inc.* 264,849 1,027,614
Guardant Health, Inc.* 15,874 1,476,599
Hims & Hers Health, Inc.* 25,652 1,166,140
Nutex Health, Inc.
#
,* 7,348 904,245
Progyny, Inc.* 41,741 780,974
6,264,690
Health Care Technology - 0.5%
OptimizeRx Corp.* 64,458 1,320,744
Hotels, Restaurants & Leisure - 0.5%
Cheesecake Factory, Inc. (The)
#
23,630 1,176,774
Household Durables - 1.1%
Installed Building Products, Inc. 11,202 2,780,673
Household Products - 0.2%
Energizer Holdings, Inc. 25,188 585,117
Insurance - 3.5%
HCI Group, Inc. 16,412 3,348,212
Oscar Health, Inc. - Class A* 60,417 1,087,506
Palomar Holdings, Inc.* 24,208 2,759,954
Root, Inc. - Class A* 8,021 645,851
Universal Insurance Holdings, Inc. 28,744 885,890
8,727,413
Interactive Media & Services - 2.0%
Bumble, Inc. - Class A* 236,655 1,313,435
EverQuote, Inc. - Class A* 36,055 776,625
fuboTV, Inc.* 547,747 2,070,484

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Interactive Media & Services - (continued)
Grindr, Inc.* 58,504 $ 810,865
4,971,409
IT Services - 0.4%
Rackspace Technology, Inc.
#
,* 604,408 967,053
Leisure Products - 0.9%
Peloton Interactive, Inc. - Class A* 314,017 2,279,763
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. - Class A* 281,519 3,839,919
Machinery - 4.2%
Blue Bird Corp.* 26,559 1,326,888
Douglas Dynamics, Inc. 33,026 998,376
Federal Signal Corp. 39,183 4,624,769
REV Group, Inc. 28,171 1,444,327
SPX Technologies, Inc.
#
,* 4,239 949,070
Watts Water Technologies, Inc. - Class A 3,715 1,012,709
10,356,139
Metals & Mining - 1.2%
Coeur Mining, Inc.* 175,823 3,018,881
Oil, Gas & Consumable Fuels - 2.2%
Centrus Energy Corp. - Class A
#
,* 14,888 5,470,745
Personal Care Products - 0.3%
Beauty Health Co. (The)* 440,365 629,722
Pharmaceuticals - 3.6%
ANI Pharmaceuticals, Inc.* 8,031 727,609
Collegium Pharmaceutical, Inc.* 68,726 2,474,136
CorMedix, Inc.
#
,* 52,150 580,429
Indivior plc* 33,625 987,566
SIGA Technologies, Inc. 264,887 2,193,264
Theravance Biopharma, Inc.* 125,048 1,833,204
8,796,208
Professional Services - 2.0%
Legalzoom.com, Inc.* 308,823 3,078,965
Willdan Group, Inc.* 19,276 1,821,775
4,900,740
Real Estate Management & Development - 0.3%
eXp World Holdings, Inc. 71,583 733,010
Retail REITs - 1.4%
Alexander's, Inc. 15,458 3,415,136
Semiconductors & Semiconductor Equipment - 5.7%
Axcelis Technologies, Inc.* 57,469 4,572,233
Credo Technology Group Holding Ltd.* 27,629 5,183,753
Rambus, Inc.* 42,183 4,338,100
14,094,086
Software - 7.1%
Appian Corp. - Class A* 105,423 3,155,311
Clear Secure, Inc. - Class A 149,896 4,567,331
Commvault Systems, Inc.* 16,329 2,273,323
InterDigital, Inc. 6,121 2,215,557
Mitek Systems, Inc.* 67,892 625,285
Pagaya Technologies Ltd. - Class A* 34,959 940,048
Qualys, Inc.* 24,666 3,040,331
Rapid7, Inc.* 35,538 657,808
17,474,994

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2025
6 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - 2.6%
Arhaus, Inc. - Class A* 105,022 $ 1,052,320
Buckle, Inc. (The) 51,889 2,843,517
Build-A-Bear Workshop, Inc. 25,976 1,408,419
Victoria's Secret & Co.* 33,135 1,168,009
6,472,265
Technology Hardware, Storage & Peripherals - 1.9%
CompoSecure, Inc. - Class A* 154,828 3,074,884
Turtle Beach Corp.* 93,834 1,585,795
4,660,679
Textiles, Apparel & Luxury Goods - 0.7%
Kontoor Brands, Inc. 11,028 892,386
Wolverine World Wide, Inc. 39,546 897,694
1,790,080
Trading Companies & Distributors - 0.5%
Global Industrial Co. 43,897 1,247,553
Total Common Stocks (cost $220,441,441) 247,377,820
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 4.1200%
£,∞
(cost $38,238) 38,235 38,243
Investments Purchased with Cash Collateral from Securities Lending - 3.0%
Investment Companies - 2.4%
Janus Henderson Cash Collateral Fund LLC, 4.0500%
£,∞
6,036,545 6,036,545
Time Deposits - 0.6%
Royal Bank of Canada, 3.8500%, 11/3/25 $ 1,509,136 1,509,136
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $7,545,681) 7,545,681
Total Investments (total cost $ 228,025,360 ) - 103.0% 254,961,744
Liabilities, net of Cash, Receivables and Other Assets - (3.0%) (7,536,275)
Net Assets - 100.0% $247,425,469
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 237,549,781 93.2%
Canada 5,408,656 2.1
Puerto Rico 3,088,249 1.2
Thailand 3,066,808 1.2
Ireland 3,027,480 1.2
Cayman Islands 1,833,204 0.7
United Kingdom 987,566 0.4
Total $254,961,744 100.0%

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/25
............. Shares
Held at
10/31/25
Dividend
Income
Investment Company - 0.0%
Money Market Funds - 0.0%
Janus Henderson
Cash Liquidity Fund
LLC, 4.1200%
∞
$ 34,349 $ 36,717,935 $ (36,714,042) $ (4) $ 5 $ 38,243 38,235 $ 17,067
Investments Purchased
with Cash Collateral
from Securities Lending
- 3.0%
Investment Companies - 2.4%
Janus Henderson
Cash Collateral Fund
LLC, 4.0500%
∞
2,190,402 87,389,449 (83,543,306) – – 6,036,545 6,036,545 7,945
Δ
Total Affiliated
Investments - 2.4% $2,224,751 $124,107,384 $(120,257,348) $(4) $5 $6,074,788 $25,012
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 7,210,144 $ — $ (7,210,144) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
8 October 31, 2025
LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at October 31, 2025.
∞ Rate shown is the 7-day yield as of October 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 247,377,820 $ — $ — $ 247,377,820
Investment Companies — 38,243 — 38,243
Investments Purchased with Cash
Collateral from Securities Lending — 7,545,681 — 7,545,681
Total Assets $ 247,377,820 $ 7,583,924 $ — $ 254,961,744

Janus Henderson Small Cap Growth Alpha ETF
Statement of Assets and Liabilities
October 31, 2025
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $221,950,577)
(1)
$ 248,886,956
Affiliated investments, at value (cost $6,074,783) 6,074,788
Cash 66
Receivables:
Dividends 68,634
Affiliated securities lending income, net 1,730
Total Assets 255,032,174
Liabilities:
Collateral on securities loaned (Note 2) 7,545,681
Payables:
Management fees 61,024
Total Liabilities 7,606,705
Commitments and contingent liabilities
Net Assets $ 247,425,469
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 276,938,614
Total distributable earnings (loss) (29,513,145)
Total Net Assets $ 247,425,469
Net Assets $ 247,425,469
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 3,327,000
Net Asset Value Per Share $ 74 .37
(1) Includes $7,210,144 of securities on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small Cap Growth Alpha ETF
Statement of Operations
For the year ended October 31, 2025
10 October 31, 2025
See Notes to Financial Statements.
Investment Income:
Dividends $ 2,094,319
Unaffiliated securities lending income, net 40,866
Dividends from affiliates 17,067
Affiliated securities lending income, net     7,945
Foreign tax withheld (6,364)
Total Investment Income 2,153,833
Expenses:
Management Fees 662,874
Total Expenses 662,874
Net Investment Income/(Loss) 1,490,959
Net Realized Gain/(Loss) on Investments:
Investments $ 21,817,666
Investments in affiliates (4)
Total Net Realized Gain/(Loss) on Investments $ 21,817,662
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 581,205
Investments in affiliates 5
Total Change in Unrealized Net Appreciation/Depreciation $ 581,210
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 23,889,831

Janus Henderson Small Cap Growth Alpha ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations:
Net investment income/(loss) $ 1,490,959 $ 1,064,510
Net realized gain/(loss) on investments 21,817,662 8,238,183
Change in unrealized net appreciation/depreciation 581,210 44,416,288
Net Increase/(Decrease) in Net Assets Resulting from Operations 23,889,831 53,718,981
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (3,971,465) (992,613)
Net Decrease from Dividends and Distributions to Shareholders (3,971,465) (992,613)
Capital Share Transactions (7,245,517) 43,734,959
Net Increase/(Decrease) in Net Assets 12,672,849 96,461,327
Net Assets: — —
Beginning of Year   234,752,620 138,291,293
End of Year $ 247,425,469 $ 234,752,620

Janus Henderson Small Cap Growth Alpha ETF
Financial Highlights
12 October 31, 2025
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $64.28 $48.07 $47.37 $67.08 $48.06
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
0.46 0.31 0.25 0.28 0.32
Net realized and unrealized gain/(loss) 10.82 16.19 0.80
(2)
(19.79) 19.03
Total from Investment Operations 11.28 16.50 1.05
(2)
(19.51) 19.35
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (1.19) (0.29) (0.35) (0.20) (0.33)
Total Dividends and Distributions (1.19) (0.29) (0.35) (0.20) (0.33)
Net Asset Value, End of Period $74.37 $64.28 $48.07 $47.37 $67.08
Total Return 17.80% 34.38% 2.21% (29.11)% 40.30%
Net assets, End of Period (in thousands) $247,425 $234,753 $138,291 $75,884 $147,706
Ratios to Average Net Assets
Ratio of Gross Expenses 0.30% 0.30% 0.30% 0.30% 0.30%
Ratio of Net Investment Income/(Loss) 0.67% 0.51% 0.48% 0.52% 0.48%
Portfolio Turnover Rate
(3)
170% 91% 105% 107% 135%
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson Small Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fifteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The Nasdaq
Stock Market LLC (“Nasdaq”) and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the year ended October 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
14 October 31, 2025
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
16 October 31, 2025
and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Small-Sized Companies Risk
The Fund's investments in securities issued by small-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. Securities issued by micro-capitalization companies tend to be significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of October 31,
2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $7,210,144 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of October 31, 2025 is $7,545,681, resulting in the net amount due to the counterparty of $335,537.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
18 October 31, 2025
For the year ended October 31, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was
0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of October 31, 2025, the Adviser owned 9,625 shares or 0.29% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended October 31, 2025, the Fund engaged in cross trades amounting to $24,618,510 in purchases and $9,783,140 in sales, resulting in a net realized loss of $1,219,280. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of
Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2025 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$98,577 $— $(56,253,377) $— $— $26,641,655
Capital Loss Carryover Schedule
For the year ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(45,430,997) $(10,822,380) $(56,253,377)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$228,320,089 $38,493,866 $(11,852,211) $26,641,655

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
20 October 31, 2025
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2025, the Fund had net realized gain of $37,178,919 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income
Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after
December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
For the year ended October 31, 2025
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$3,971,465 $— $— $—
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$992,613 $— $— $—
Year Ended October 31, 2025 Year Ended October 31, 2024
Shares Amount Shares Amount
Shares sold 2,250,000 $ 157,739,914 1,450,000 $ 84,304,598
Shares repurchased (2,575,000) (164,985,431) (675,000) (40,569,639)
Net Increase/(Decrease) (325,000) $ (7,245,517) 775,000 $ 43,734,959
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$376,677,304 $379,146,662 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$157,590,683 $164,326,540 $— $—

Janus Henderson Small Cap Growth Alpha ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 21
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Small Cap Growth Alpha
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Small Cap Growth Alpha ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2025 by correspondence with the custodian, broker and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 19, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Small Cap Growth Alpha ETF
Designation Requirements
(unaudited)
22 October 31, 2025
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2025:
Dividends Received Deduction Percentage 52.08%
Qualified Dividend Income Percentage 55.72%

Janus Henderson Small Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 23
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93061 12-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2025
Janus Henderson Short Duration Income ETF
Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 8.5%
Ally Bank Auto Credit-Linked Notes, 5.6810%, 5/17/32 (144A) $ 2,590,236 $ 2,624,796
Ally Bank Auto Credit-Linked Notes, 5.8270%, 5/17/32 (144A) 2,590,236 2,623,308
Ally Bank Auto Credit-Linked Notes, 4.9700%, 9/15/32 (144A) 2,130,193 2,144,012
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.1000%, 5.2828%,
12/26/31 (144A)
‡
3,289,818 3,294,265
Credabl ABS Trust, 30 Day Australian Bank Bill Rate + 1.4500%, 4.9575%,
5/11/45
‡
AUD 11,803,636 7,762,704
Credabl ABS Trust, 30 Day Australian Bank Bill Rate + 2.2000%, 5.7075%,
5/11/45
‡
AUD 1,882,438 1,240,047
DB Master Finance LLC, 4.0300%, 11/20/47 (144A) $ 5,235,500 5,165,119
DB Master Finance LLC, 2.0450%, 11/20/51 (144A) 5,130,125 4,997,948
DB Master Finance LLC, 2.4930%, 11/20/51 (144A) 1,569,838 1,475,623
Domino's Pizza Master Issuer LLC, 2.6620%, 4/25/51 (144A) 10,198,608 9,621,158
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 8,114,611 8,226,913
Huntington Bank Auto Credit-Linked Notes, 5.4420%, 10/20/32 (144A) 9,472,550 9,562,633
Huntington Bank Auto Credit-Linked Notes, 4.9570%, 3/21/33 (144A) 8,193,964 8,233,128
Jersey Mike's Funding LLC, 4.4330%, 2/15/50 (144A) 4,684,660 4,669,391
Liberty, 30 Day Australian Bank Bill Rate + 1.2000%, 4.6425%, 5/25/32
‡
AUD 6,231,348 4,092,805
Metro Finance Trust, 30 Day Australian Bank Bill Rate + 1.2500%, 4.7200%,
9/17/30
‡
AUD 10,373,154 6,815,508
NOW Trust, 30 Day Australian Bank Bill Rate + 1.4000%, 4.9025%, 6/14/32
‡
AUD 27,195,412 17,922,335
NOW Trust, 30 Day Australian Bank Bill Rate + 1.1500%, 4.6525%, 2/14/34
‡
AUD 22,287,541 14,628,691
Plenti Auto ABS, 30 Day Australian Bank Bill Rate + 1.1000%, 4.6075%, 8/12/33
‡
AUD 3,185,695 2,092,865
Plenti PL-Green ABS Trust, 30 Day Australian Bank Bill Rate + 1.1800%, 4.6875%,
4/11/36
‡
AUD 15,246,256 10,009,782
Plenti PL-Green ABS Trust, 30 Day Australian Bank Bill Rate + 1.2000%, 4.7075%,
11/11/36
‡
AUD 7,483,942 4,913,513
Plenti PL-Green ABS Trust, 30 Day Australian Bank Bill Rate + 1.2000%, 4.7075%,
11/11/36
‡
AUD 8,756,212 5,751,592
RAF ABS, 30 Day Australian Bank Bill Rate + 0.9500%, 4.4765%, 12/9/31
‡
AUD 20,105,146 13,167,871
RCKT Trust, 4.9000%, 7/25/34 (144A) $ 8,527,249 8,559,035
RCKT Trust, 4.9900%, 7/25/34 (144A) 5,000,000 5,021,139
Santander Bank Auto Credit-Linked Notes, 4.9110%, 1/18/33 (144A) 2,915,473 2,942,108
Santander Bank Auto Credit-Linked Notes, 4.9650%, 1/18/33 (144A) 6,253,276 6,290,895
Subway Funding LLC, 5.2460%, 7/30/54 (144A) 9,765,360 9,731,908
Subway Funding LLC, 6.0280%, 7/30/54 (144A) 11,513,700 11,650,392
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A) 23,251,403 23,215,219
Taco Bell Funding LLC, 2.2940%, 8/25/51 (144A) 2,916,060 2,702,588
Truist Bank Auto Credit-Linked Notes, 4.7280%, 9/26/33 (144A) 13,808,187 13,821,141
United Airlines Pass-Through Trust, 5.8750%, 10/15/27 2,030,148 2,079,177
Total Asset-Backed Securities (cost $235,199,105) 237,049,609
Corporate Bonds - 74.8%
Basic Materials - 0.7%
Glencore Funding LLC, 4.9070%, 4/1/28 (144A) 18,904,000 19,203,497
Communications - 0.9%
NTT Finance Corp., 4.5670%, 7/16/27 (144A) 5,692,000 5,734,778
NTT Finance Corp., 4.6200%, 7/16/28 (144A) 4,347,000 4,395,094
Walt Disney Co. (The), 3.0570%, 3/30/27 CAD 22,920,000 16,410,828
26,540,700
Consumer, Cyclical - 9.8%
Daimler Truck Finance Canada, Inc., 2.4600%, 12/15/26 CAD 8,960,000 6,373,005
Daimler Truck Finance North America LLC, 5.0000%, 1/15/27 (144A) $ 3,240,000 3,270,012
Daimler Truck Finance North America LLC, 5.1250%, 9/25/27 (144A) 6,810,000 6,916,074
Delta Air Lines, Inc., 4.9500%, 7/10/28 7,346,000 7,446,815

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2025
4 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
Delta Air Lines, Inc., 4.7500%, 10/20/28 (144A) $ 16,327,000 $ 16,439,360
General Motors Co., 5.3500%, 4/15/28 6,498,000 6,654,589
General Motors Financial Co., Inc., 5.4000%, 4/6/26 3,230,000 3,244,267
General Motors Financial Co., Inc., 5.1500%, 8/15/26 GBP 4,690,000 6,191,791
General Motors Financial Co., Inc., 5.4000%, 5/8/27 $ 7,000,000 7,112,148
General Motors Financial Co., Inc., 5.0000%, 7/15/27 2,866,000 2,899,141
General Motors Financial Co., Inc., 5.3500%, 7/15/27 9,000,000 9,154,056
Gildan Activewear, Inc., 4.7000%, 10/7/30 (144A) 5,556,000 5,532,022
Hasbro, Inc., 3.5500%, 11/19/26 5,972,000 5,931,835
Hyundai Capital America, 5.5000%, 3/30/26 (144A) 10,125,000 10,167,950
Hyundai Capital America, 5.6500%, 6/26/26 (144A) 7,645,000 7,709,650
Hyundai Capital America, 5.9500%, 9/21/26 (144A) 12,525,000 12,699,175
Hyundai Capital America, 4.8500%, 3/25/27 (144A) 5,000,000 5,037,473
Hyundai Capital America, 5.0000%, 1/7/28 (144A) 4,501,000 4,564,281
Hyundai Capital America, 4.2500%, 9/18/28 (144A) 4,640,000 4,629,581
Hyundai Capital America, SOFR + 1.0700%, 5.3615%, 9/18/28 (144A)‡ 6,960,000 6,995,635
Marriott International, Inc., 5.4500%, 9/15/26 16,885,000 17,074,334
McDonald's Corp., 3.4500%, 9/8/26 AUD 1,000,000 651,750
Mercedes-Benz Finance North America LLC, 5.2000%, 8/3/26 (144A) $ 12,100,000 12,204,143
Royal Caribbean Cruises Ltd., 5.5000%, 4/1/28 (144A) 13,050,000 13,271,799
Starbucks Corp., 4.5000%, 5/15/28 7,000,000 7,063,159
Stellantis Financial Services US Corp., 4.9500%, 9/15/28 (144A) 14,263,000 14,323,196
Toyota Motor Credit Corp., SOFR + 0.7200%, 5.0183%, 9/5/28‡ 20,600,000 20,748,916
Volkswagen Financial Services Australia Pty. Ltd., 4.9500%, 4/13/26 AUD 3,110,000 2,038,364
Volkswagen Financial Services Australia Pty. Ltd., 5.3000%, 2/9/27 AUD 1,670,000 1,100,273
Volkswagen Group of America Finance LLC, 4.9000%, 8/14/26 (144A) $ 4,075,000 4,087,425
Volkswagen Group of America Finance LLC, 5.7000%, 9/12/26 (144A) 14,575,000 14,760,744
Volkswagen Group of America Finance LLC, 6.0000%, 11/16/26 (144A) 13,200,000 13,423,854
Volkswagen Group of America Finance LLC, 4.4500%, 9/11/27 (144A) 8,026,000 8,042,249
Volkswagen Group of America Finance LLC, 5.0500%, 3/27/28 (144A) 3,580,000 3,629,630
271,388,696
Consumer, Non-cyclical - 5.0%
CVS Health Corp., 4.3000%, 3/25/28 8,975,000 8,987,097
EMD Finance LLC, 4.1250%, 8/15/28 (144A) 8,567,000 8,568,361
Icon Investments Six DAC, 5.8090%, 5/8/27 11,520,000 11,758,377
Illumina, Inc., 5.8000%, 12/12/25 22,875,000 22,881,894
Illumina, Inc., 4.6500%, 9/9/26 1,705,000 1,709,521
Illumina, Inc., 5.7500%, 12/13/27 5,630,000 5,787,774
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 29,300,000 18,853,246
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 AUD 3,800,000 2,381,646
Penske Truck Leasing Canada, Inc., 5.4400%, 12/8/25 CAD 6,153,000 4,402,152
Smith & Nephew plc, 5.1500%, 3/20/27 $ 6,270,000 6,345,206
Solventum Corp., 5.4500%, 2/25/27 6,866,000 6,967,328
Solventum Corp., 5.4000%, 3/1/29 18,132,000 18,752,671
Universal Health Services, Inc., 1.6500%, 9/1/26 23,425,000 22,930,275
140,325,548
Energy - 3.9%
Cheniere Energy, Inc., 4.6250%, 10/15/28 8,814,000 8,794,796
Columbia Pipelines Holding Co. LLC, 6.0550%, 8/15/26 (144A) 11,486,000 11,615,464
Columbia Pipelines Holding Co. LLC, 6.0420%, 8/15/28 (144A) 7,050,000 7,341,682
DT Midstream, Inc., 4.1250%, 6/15/29 (144A) 13,840,000 13,544,610
Enbridge, Inc., 5.9000%, 11/15/26 5,000,000 5,083,276
Enbridge, Inc., 3.2000%, 6/8/27 CAD 14,500,000 10,380,930

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Energy - (continued)
Energy Transfer LP, 6.0500%, 12/1/26 $ 13,440,000 $ 13,669,046
Energy Transfer LP, 4.9500%, 6/15/28 5,000,000 5,076,511
Energy Transfer LP, 6.0000%, 2/1/29 (144A) 5,000,000 5,062,535
ONEOK, Inc., 5.5500%, 11/1/26 6,600,000 6,679,237
Repsol E&P Capital Markets US LLC, 4.8050%, 9/16/28 (144A) 5,150,000 5,162,259
Williams Cos., Inc. (The), 5.4000%, 3/2/26 15,050,000 15,106,369
107,516,715
Financial - 41.4%
AerCap Ireland Capital DAC, 6.1000%, 1/15/27 8,375,000 8,544,975
AerCap Ireland Capital DAC, 6.4500%, 4/15/27 19,617,000 20,195,449
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 3,066,738
Air Lease Corp., 5.3000%, 6/25/26 10,020,000 10,083,968
Air Lease Corp., 5.4000%, 6/1/28 CAD 14,985,000 11,206,639
Air Lease Corp., 5.1000%, 3/1/29 $ 19,000,000 19,265,952
American Express Co., SOFRINDX + 0.7500%, 5.6450%, 4/23/27‡ 5,375,000 5,410,799
American Express Co., SOFR + 1.0000%, 5.0980%, 2/16/28‡ 1,950,000 1,974,243
American Express Co., SOFR + 1.2600%, 4.7310%, 4/25/29‡ 12,750,000 12,943,859
American Tower Corp., 3.5500%, 7/15/27 12,000,000 11,879,802
Aon North America, Inc., 5.1250%, 3/1/27 12,795,000 12,951,970
Arthur J Gallagher & Co., 4.6000%, 12/15/27 14,940,000 15,079,345
Athene Global Funding, 5.6840%, 2/23/26 (144A) 9,660,000 9,697,316
Athene Global Funding, 5.6200%, 5/8/26 (144A) 11,500,000 11,580,581
Athene Global Funding, 4.9500%, 1/7/27 (144A) 11,000,000 11,085,140
Athene Global Funding, 4.7600%, 4/21/27 AUD 1,000,000 654,774
Athene Global Funding, 2.5000%, 3/24/28 (144A) $ 9,677,000 9,249,119
Athene Global Funding, 4.8300%, 5/9/28 (144A) 20,000,000 20,176,122
Atlas Warehouse Lending Co. LP, 6.0500%, 1/15/28 (144A) 25,655,000 26,383,646
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30 (144A) 5,700,000 5,969,959
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
0.8300%, 4.4064%, 3/31/26‡ AUD 1,000,000 656,005
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 5.3981%, 2/26/31‡ AUD 150,000 98,558
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.7000%, 5.9060%, 8/12/32‡ AUD 10,000,000 6,703,289
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.5200%, 5.5450%, 1/15/35‡ AUD 34,400,000 23,024,182
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) $ 13,168,000 13,084,345
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) 15,250,000 14,928,335
Banco Santander SA, US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 1.6500%, 6.5270%, 11/7/27‡ 9,600,000 9,820,369
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
5.1547%, 11/24/25‡ AUD 8,150,000 5,337,318
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
5.2716%, 2/21/28‡ AUD 38,220,000 25,427,810
Bank of America Corp., SOFR + 1.5800%, 4.3760%, 4/27/28‡ $ 3,644,000 3,655,432
Bank of America Corp., SOFR + 1.9900%, 6.2040%, 11/10/28‡ 12,356,000 12,850,706
Bank of America Corp., SOFR + 0.8300%, 4.9790%, 1/24/29‡ 24,707,000 25,147,359
Bank of America Corp., SOFR + 1.1100%, 4.6230%, 5/9/29‡ 9,500,000 9,614,297
Bank of New York Mellon (The), SOFR + 1.1350%, 4.7290%, 4/20/29‡ 14,180,000 14,409,936
Bank of New Zealand, US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 1.3000%, 5.6980%, 1/28/35 (144A)‡ 6,035,000 6,218,850
Barclays plc, SOFR + 0.9600%, 5.0860%, 2/25/29‡ 8,066,000 8,203,420
Barclays plc, 90 Day Australian Bank Bill Rate + 2.0000%, 6.1580%, 5/28/35‡ AUD 2,230,000 1,504,950

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2025
6 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.2500%,
4.8665%, 5/15/26‡ AUD 13,600,000 $ 8,940,188
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.4800%,
5.0393%, 10/14/31‡ AUD 800,000 525,935
Blackstone Holdings Finance Co. LLC, 5.9000%, 11/3/27 (144A) $ 12,525,000 12,936,720
BNP Paribas SA, 4.6250%, 3/13/27 (144A) 11,800,000 11,808,308
Brown & Brown, Inc., 4.7000%, 6/23/28 3,036,000 3,062,844
Canadian Imperial Bank of Commerce, CAONINDX + 0.7800%, 4.9000%, 4/2/27‡ CAD 12,300,000 8,854,262
Capital One Financial Corp., 3.7500%, 7/28/26 $ 17,744,000 17,680,610
Capital One Financial Corp., SOFR + 2.4400%, 7.1490%, 10/29/27‡ 7,823,000 8,036,016
Capital One Financial Corp., SOFR + 2.6000%, 5.2470%, 7/26/30‡ 5,353,000 5,500,259
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 AUD 3,270,000 2,010,915
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30 (144A) $ 2,839,000 2,905,437
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
4.8925%, 8/20/31‡ AUD 16,600,000 10,920,765
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.7000%,
6.3577%, 11/9/32‡ AUD 10,000,000 6,777,984
Commonwealth Bank of Australia, US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.0500%, 3.6100%, 9/12/34‡ $ 6,000,000 5,777,698
Computershare US, Inc., 3.1470%, 11/30/27 AUD 1,070,000 677,696
Corebridge Financial, Inc., 3.6500%, 4/5/27 $ 9,833,000 9,749,726
Credit Union Australia Ltd., 90 Day Australian Bank Bill Rate + 1.5800%,
5.1425%, 12/1/25‡ AUD 2,350,000 1,539,812
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year +
0.9500%, 5.4270%, 3/1/28 (144A)‡ $ 13,400,000 13,623,765
F&G Global Funding, 4.6500%, 9/8/28 (144A) 7,744,000 7,769,041
Goldman Sachs Bank USA, SOFR + 0.7770%, 5.2830%, 3/18/27‡ 33,575,000 33,699,497
Goldman Sachs Group, Inc. (The), SOFR + 1.3190%, 4.9370%, 4/23/28‡ 17,010,000 17,193,641
Heritage and People's Choice Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
5.9600%, 9/16/31‡ AUD 1,000,000 657,360
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.0302%, 12/15/36‡ AUD 8,550,000 5,678,642
JPMorgan Chase & Co., SOFR + 0.9300%, 5.5710%, 4/22/28‡ $ 15,500,000 15,815,248
JPMorgan Chase & Co., SOFR + 0.9300%, 4.9790%, 7/22/28‡ 13,500,000 13,694,403
JPMorgan Chase & Co., SOFR + 0.8000%, 4.9150%, 1/24/29‡ 7,459,000 7,591,480
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
6.1047%, 5/25/26‡ AUD 19,100,000 12,612,598
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 3.8000%,
7.3600%, 3/16/28‡ AUD 5,010,000 3,457,037
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.4800%, 5.9850%, 8/7/27‡ $ 3,600,000 3,645,669
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.8500%, 5.0870%, 11/26/28‡ 1,260,000 1,280,924
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.6800%,
5.2550%, 3/6/30‡ AUD 5,240,000 3,480,724
Logicor UK plc, 1.8750%, 11/17/26 GBP 656,000 841,485
LPL Holdings, Inc., 5.7000%, 5/20/27 $ 16,965,000 17,285,513
LPL Holdings, Inc., 4.6250%, 11/15/27 (144A) 23,156,000 23,081,476
LPL Holdings, Inc., 4.9000%, 4/3/28 6,548,000 6,627,361
Lseg US Fin Corp., 4.8750%, 3/28/27 (144A) 7,725,000 7,803,127
LSEGA Financing plc, 4.5000%, 10/19/28 GBP 3,000,000 3,973,504
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
5.1075%, 6/17/31‡ AUD 6,980,000 4,588,969

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.9500%,
5.5125%, 3/1/34‡ AUD 12,190,000 $ 8,175,299
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)‡ $ 2,100,000 2,051,345
Marsh & McLennan Cos., Inc., 4.5500%, 11/8/27 15,100,000 15,252,913
Morgan Stanley Bank NA, SOFR + 1.0800%, 4.9520%, 1/14/28‡ 43,610,000 43,995,546
Morgan Stanley Private Bank NA, SOFR + 0.7700%, 4.4660%, 7/6/28‡ 12,047,000 12,107,222
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
5.2900%, 11/18/30‡ AUD 24,275,000 15,898,939
Nationwide Building Society, 4.0000%, 9/14/26 (144A) $ 19,530,000 19,478,346
Nationwide Building Society, SOFR + 1.0600%, 4.6490%, 7/14/29 (144A)‡ 12,049,000 12,144,601
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
+ 2.8500%, 7.4720%, 11/10/26‡ 13,942,000 13,949,883
Newcastle Greater Mutual Group Ltd., 90 Day Australian Bank Bill Rate + 1.8500%,
5.4620%, 2/14/29‡ AUD 20,400,000 13,704,757
Permanent TSB Group Holdings plc, EURIBOR ICE Swap Rate 1 Year + 3.5000%,
6.6250%, 6/30/29‡ EUR 10,100,000 12,767,554
Pershing Square Holdings Ltd., 3.2500%, 11/15/30 (144A) $ 7,500,000 6,918,340
PNC Bank NA, 5.9000%, 4/1/26 2,750,000 2,763,450
Royal Bank of Canada, CAONINDX + 2.1200%, 5.0100%, 2/1/33‡ CAD 15,500,000 11,495,875
Santander UK Group Holdings plc, SOFR + 2.7490%, 6.8330%, 11/21/26‡ $ 14,190,000 14,205,530
Santander UK Group Holdings plc, SOFRINDX + 1.0700%, 4.3200%, 9/22/29‡ 4,756,000 4,746,381
Societe Generale SA, 5.2500%, 2/19/27 (144A) 17,440,000 17,614,426
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.7500%, 5.0150%, 9/11/28 (144A)‡ 6,800,000 6,814,552
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.3000%,
5.8625%, 6/1/37‡ AUD 17,200,000 11,458,268
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.6500%,
6.2125%, 12/1/38‡ AUD 4,500,000 3,056,220
Teachers Mutual Bank Ltd., 90 Day Australian Bank Bill Rate + 1.3000%,
4.8468%, 6/21/27‡ AUD 16,140,000 10,665,055
Trinity Acquisition plc, 4.4000%, 3/15/26 $ 17,097,000 17,100,477
UBS Group AG, 4.2530%, 3/23/28 (144A) 15,000,000 15,000,948
UBS Group AG, SOFR + 0.8400%, 5.1289%, 12/23/29 (144A)‡ 7,000,000 6,992,090
VER Finco Pty. Ltd., 2.4000%, 9/21/28 AUD 2,230,000 1,366,686
VICI Properties LP, 5.7500%, 2/1/27 (144A) $ 12,699,000 12,847,321
VICI Properties LP, 3.7500%, 2/15/27 (144A) 8,000,000 7,921,919
VICI Properties LP, 4.7500%, 4/1/28 4,638,000 4,682,462
Vicinity Centres Trust, 4.0000%, 4/26/27 AUD 150,000 97,982
Wells Fargo & Co., SOFR + 0.7800%, 4.9000%, 1/24/28‡ $ 14,586,000 14,707,288
Wells Fargo & Co., SOFR + 1.0700%, 5.7070%, 4/22/28‡ 7,870,000 8,042,366
Wells Fargo & Co., SOFR + 1.3700%, 4.9700%, 4/23/29‡ 12,639,000 12,868,995
Wells Fargo & Co., SOFR + 0.8800%, 5.1731%, 9/15/29‡ 13,820,000 13,831,677
Westpac Banking Corp., 4.6000%, 2/16/26 AUD 3,100,000 2,032,567
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.7500%,
4.4077%, 8/10/26‡ AUD 1,400,000 919,305
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.2300%,
4.8877%, 11/11/27‡ AUD 3,300,000 2,189,704
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5500%,
5.1076%, 1/29/31‡ AUD 11,800,000 7,740,783
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8800%,
5.4650%, 4/3/34‡ AUD 9,500,000 6,378,573
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
5.2566%, 7/10/34‡ AUD 14,300,000 9,544,419
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
5.9720%, 7/10/34‡ AUD 6,500,000 4,412,966

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2025
8 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5200%,
5.3510%, 2/12/35‡ AUD 12,300,000 $ 8,176,118
Willis North America, Inc., 4.6500%, 6/15/27 $ 4,599,000 4,627,026
1,150,938,370
Industrial - 5.4%
Amrize Finance US LLC, 4.6000%, 4/7/27 (144A) 10,232,000 10,296,342
Amrize Finance US LLC, 4.7000%, 4/7/28 (144A) 14,284,000 14,443,284
BAE Systems plc, 5.0000%, 3/26/27 (144A) 13,915,000 14,067,312
Boeing Co. (The), 2.1960%, 2/4/26 11,600,000 11,537,894
Boeing Co. (The), 6.2590%, 5/1/27 16,850,000 17,314,690
CNH Industrial Capital Australia Pty. Ltd., 5.8000%, 7/13/26 AUD 29,790,000 19,696,849
CNH Industrial Capital Australia Pty. Ltd., 5.4000%, 5/17/27 AUD 17,600,000 11,670,357
CNH Industrial Capital Australia Pty. Ltd., 4.7000%, 6/20/28 AUD 13,650,000 8,929,539
Fortive Corp., 3.1500%, 6/15/26 $ 6,500,000 6,454,484
Molex Electronic Technologies LLC, 4.7500%, 4/30/28 (144A) 25,440,000 25,684,642
Penske Truck Leasing Co. LP, 5.3500%, 1/12/27 (144A) 7,900,000 7,987,660
Rolls-Royce plc, 5.7500%, 10/15/27 (144A) 958,000 982,660
149,065,713
Technology - 2.9%
Booz Allen Hamilton, Inc., 3.8750%, 9/1/28 (144A) 19,647,000 19,268,043
Broadcom, Inc., 5.0500%, 7/12/27 21,525,000 21,881,574
Broadcom, Inc., 4.8000%, 4/15/28 8,040,000 8,186,301
Hewlett Packard Enterprise Co., SOFR + 0.9600%, 5.2531%, 9/15/28‡ 13,820,000 13,860,833
SK hynix, Inc., 5.5000%, 1/16/27 (144A) 10,045,000 10,189,487
SK hynix, Inc., 4.2500%, 9/11/28 (144A) 6,499,000 6,505,602
79,891,840
Utilities - 4.8%
Algonquin Power & Utilities Corp., 5.3650%, 6/15/26Ç 10,157,000 10,205,337
DTE Energy Co., 4.9500%, 7/1/27 9,300,000 9,412,431
Duke Energy Corp., 4.8500%, 1/5/27 12,800,000 12,913,566
Duke Energy Corp., 3.1500%, 8/15/27 13,250,000 13,041,880
ElectraNet Pty. Ltd., 2.4737%, 12/15/28 AUD 1,930,000 1,187,249
Enel Finance International NV, 4.1250%, 9/30/28 (144A) $ 14,000,000 13,960,087
Georgia Power Co., 5.0040%, 2/23/27 6,520,000 6,609,274
Georgia Power Co., 3.2500%, 3/30/27 5,866,000 5,811,885
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 AUD 570,000 365,673
NRG Energy, Inc., 2.0000%, 12/2/25 (144A) $ 5,600,000 5,582,031
NRG Energy, Inc., 2.4500%, 12/2/27 (144A) 17,683,000 16,954,330
Vistra Operations Co. LLC, 5.0500%, 12/30/26 (144A) 6,305,000 6,348,309
Vistra Operations Co. LLC, 3.7000%, 1/30/27 (144A) 17,538,000 17,399,027
Vistra Operations Co. LLC, 4.3000%, 10/15/28 (144A) 7,690,000 7,660,999
Xcel Energy, Inc., 4.7500%, 3/21/28 6,808,000 6,896,473
134,348,551
Total Corporate Bonds (cost 2,059,892,009) 2,079,219,630
Foreign Government Bonds - 1.6%
Export-Import Bank of Korea, SOFR + 0.4600%, 4.7193%, 9/22/28
‡
5,902,000 5,909,850
Korea Electric Power Corp., 4.8750%, 1/31/27 (144A) 23,450,000 23,667,992

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Korea National Oil Corp., 4.6250%, 3/31/28 (144A) $ 15,000,000 $ 15,170,010
Total Foreign Government Bonds (cost 43,605,475) 44,747,852
Mortgage-Backed Securities - 6.5%
BPR Trust , 5.3580% , 11/5/41 (144A)
‡
6,795,181 6,920,964
BX Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.6912% ,
5.7234% , 8/15/39 (144A)
‡
5,242,693 5,248,822
BX Trust , CME Term SOFR 1 Month + 1.1438% , 5.1760% , 3/15/30 (144A)
‡
20,940,330 20,885,256
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 5.7328%, 10/25/41 (144A)
‡
5,217,980 5,232,748
SOFR30A + 1.7000%, 5.8828%, 7/25/43 (144A)
‡
1,520,413 1,525,592
SOFR30A + 1.0500%, 5.2328%, 1/25/44 (144A)
‡
7,574,617 7,578,053
SOFR30A + 1.1000%, 5.2828%, 2/25/44 (144A)
‡
1,961,183 1,962,191
SOFR30A + 1.0000%, 5.1828%, 7/25/44 (144A)
‡
995,167 995,020
SOFR30A + 1.6000%, 5.7828%, 9/25/44 (144A)
‡
10,673,000 10,680,701
SOFR30A + 1.1000%, 5.2828%, 1/25/45 (144A)
‡
3,214,516 3,217,499
SOFR30A + 1.5000%, 5.6828%, 1/25/45 (144A)
‡
6,205,000 6,207,692
SOFR30A + 1.1500%, 5.3328%, 2/25/45 (144A)
‡
2,541,789 2,545,129
SOFR30A + 1.6000%, 5.7828%, 3/25/45 (144A)
‡
7,050,741 7,072,551
SOFR30A + 1.2000%, 5.3828%, 5/25/45 (144A)
‡
2,808,246 2,813,380
SOFR30A + 1.2000%, 5.3828%, 7/25/45 (144A)
‡
7,142,056 7,154,539
FHLMC STACR REMIC Trust
SOFR30A + 1.5000%, 5.6828%, 10/25/41 (144A)
‡
14,144,048 14,207,013
SOFR30A + 1.8000%, 5.9828%, 11/25/41 (144A)
‡
2,000,000 2,016,749
SOFR30A + 2.0000%, 6.1828%, 5/25/43 (144A)
‡
1,155,358 1,166,876
SOFR30A + 2.0000%, 6.1828%, 6/25/43 (144A)
‡
2,509,660 2,517,610
SOFR30A + 1.8500%, 6.0328%, 11/25/43 (144A)
‡
1,397,258 1,405,150
SOFR30A + 1.3500%, 5.5328%, 2/25/44 (144A)
‡
3,069,009 3,075,654
SOFR30A + 1.2500%, 5.4328%, 3/25/44 (144A)
‡
8,079,062 8,088,353
SOFR30A + 1.2000%, 5.3828%, 5/25/44 (144A)
‡
2,525,861 2,532,559
SOFR30A + 1.2000%, 5.3828%, 8/25/44 (144A)
‡
6,302,478 6,315,867
SOFR30A + 1.0000%, 5.1828%, 10/25/44 (144A)
‡
480,449 480,453
SOFR30A + 1.4500%, 5.6328%, 10/25/44 (144A)
‡
4,050,000 4,051,276
SOFR30A + 1.0500%, 5.2328%, 1/25/45 (144A)
‡
6,487,872 6,488,466
SOFR30A + 1.1500%, 5.3328%, 2/25/45 (144A)
‡
8,589,942 8,597,522
SOFR30A + 1.2000%, 5.3828%, 5/25/45 (144A)
‡
9,292,758 9,304,025
Homeward Opportunities Fund Trust , 5.2370% , 9/25/40 (144A)
Ç
2,893,000 2,899,819
NRTH Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3933% ,
5.5433% , 10/15/40 (144A)
‡
10,500,000 10,497,997
Resimac Bastille Trust , 30 Day Australian Bank Bill Rate + 1.3500% ,
4.8575% , 9/13/55
‡
AUD 9,333,102 6,144,201
Total Mortgage-Backed Securities (cost $179,393,302) 179,829,727
Exchange Traded Fund - 1.0%
Janus Henderson AAA CLO ETF
£
(cost $27,564,425) 542,500 27,526,450
Investment Companies - 0.1%
Money Market Funds - 0.1%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
3.9000%
∞
(cost $3,014,671) 3,014,671 3,014,671
Commercial Paper - 6.5%
Ameren Corp., 4.0013%, 11/3/25 (Section 4(2)) $ 34,750,000 34,738,453
AutoNation, Inc., 4.2515%, 11/3/25 (Section 4(2)) 55,050,000 55,029,312
Aviation Capital Group LLC, 4.0614%, 11/3/25 (Section 4(2)) 23,450,000 23,442,074
Conagra Brands, Inc., 11/4/25 (Section 4(2)) 20,800,000 20,790,276

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2025
10 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Commercial Paper - (continued)
Targa Resources Corp., 4.0648%, 11/3/25 (Section 4(2)) $ 44,300,000 $ 44,284,725
Total Commercial Paper (cost $178,311,592) 178,284,840
OTC Purchased Call Credit Default Swaptions - Buy Protection - 0.0%
Counterparty/Reference Asset
Citigroup, Inc
CDX.NA.IG.45-V1, Credit Default Swap, Maturing 12/20/2030, Fixed Rate
1.00%,  Payment frequency: Quarterly,
Notional amount $155,000,000, Premiums paid $135,625, Unrealized depreciation $(86,463), Exercise price $1, Expires 11/19/25* 155,000,000 49,161
Counterparty/Reference Asset
Goldman Sachs Group, Inc.
CDX.NA.IG.44-V1, Credit Default Swap, Maturing 6/20/2030, Fixed Rate
1.00%,  Payment frequency: Quarterly,
Notional amount $524,900,000, Premiums paid $1,362,115, Unrealized depreciation $(858,029), Exercise price $1, Expires 1/21/26* 524,900,000 504,087
Total OTC Purchased Call Credit Default Swaptions - Buy Protection (premiums paid
$1,497,740, unrealized depreciation $(944,492)) 553,248
Total Investments (total cost $ 2,728,478,319 ) - 99.0% 2,750,226,027
Cash, Receivables and Other Assets, net of Liabilities - 1.0% 28,990,918
Net Assets - 100.0% $2,779,216,945
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,931,901,294 70.2%
Australia 393,369,161 14.3
United Kingdom 125,951,072 4.6
Canada 62,326,859 2.3
South Korea 61,442,941 2.2
Ireland 56,333,093 2.0
France 29,422,734 1.1
Switzerland 21,993,038 0.8
Japan 16,944,424 0.6
Netherlands 13,960,087 0.5
Denmark 13,623,765 0.5
Spain 9,820,369 0.4
Guernsey 6,918,340 0.3
New Zealand 6,218,850 0.2
Total $2,750,226,027 100.0%

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/25
............. Shares
Held at
10/31/25
Dividend
Income
Investment Company - 1.0%
Exchange Traded Fund - 1.0%
Janus Henderson AAA
CLO ETF $ – $ 27,564,425 $ – $ – $ (37,975) $ 27,526,450 542,500 $ 243,718
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Barclays Bank plc
Canadian Dollar 1/16/26 99,540,000 $ (71,662,551) $ 347,644
–
BNP Paribas SA
Australian Dollar 1/16/26 307,645,000 (202,800,507) 1,254,976
Euro 1/16/26 12,410,000 (14,478,933) 95,142
1,350,118
HSBC Bank USA, N.A.
Australian Dollar 1/16/26 307,605,000 (202,961,778) 1,442,452
New Zealand Dollar 1/16/26 2,400,000 (1,391,889) 13,109
1,455,561
Morgan Stanley & Co.
Great British Pound 1/16/26 10,460,000 (14,005,187) 261,827
–
Total $3,415,150
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
3 Month SOFR 557 6/16/26 $ 134,243,963 $ (233,763)
Total - Futures Long (233,763)
Futures Short:
3 Month SOFR 557 3/14/28 (134,800,963) 120,302
Australia 3 Year Bond 559 12/15/25 (39,055,330) 249,732
Canada 2 Year Bond 546 12/18/25 (41,288,534) (200,840)
Euro-Schatz 137 12/8/25 (16,932,068) (15,252)
U.S. Treasury 2 Year Notes 3,457 12/31/25 (719,893,244) 981,075
U.S. Treasury 5 Year Notes 345 12/31/25 (37,677,774) (431)
Total - Futures Short 1,134,586
Total $900,823

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2025
12 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.IG.44-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/30 $ 54,400,000 $ (640,367) $ (623,159) $ (1,263,526)
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
3 Month BBR 3.4500% Fixed Quarterly 2/17/27 NZD 106,550,000 $ – $ 808,389 $ 808,389
3 Month BBR 5.1200% Fixed Quarterly 4/22/26 NZD 82,265,000 – 620,083 620,083
3 Month BBR 3.5600% Fixed Quarterly 10/21/26 NZD 75,370,000 – 486,002 486,002
3 Month BBR 3.0300% Fixed Quarterly 8/08/27 NZD 94,000,000 – 452,135 452,135
1 Day SONIA 3.6240% Fixed Annually 10/21/27 GBP 109,400,000 – 240,497 240,497
3 Month BBR 2.9230% Fixed Quarterly 8/25/27 NZD 32,900,000 – 122,200 122,200
3.4775% Fixed 1 Day SOFR Annually 8/27/27 USD 143,000,000 – 60,755 60,755
3 Month BBR 2.6650% Fixed Quarterly 9/25/27 NZD 9,800,000 – 9,183 9,183
Total $– $2,799,244 $2,799,244
Schedule of OTC Written Credit Default Swaptions
Counterparty/
Reference Asset Description Exercise Price
Expiration
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Swaptions
Written,
at Value
Written Put Swaptions - Sell Protection:
Citigroup, Inc
CDX.NA.IG.45-V1
Credit Default Swap,
S&P Credit Rating: NR,
Maturing 12/20/2030,
Fixed Rate 1.00%,
Payment frequency:
Quarterly 0.70 USD 11/19/25 $155,000,000 $(65,875) $45,628 $(20,247)
Goldman Sachs Group, Inc.
CDX.NA.IG.44-V1
Credit Default Swap,
S&P Credit Rating: NR,
Maturing 6/20/2030,
Fixed Rate 1.00%,
Payment frequency:
Quarterly 0.73 USD 01/21/26 262,450,000 (514,402) 344,170 (170,232)
Total Written Put Swaptions - Sell Protection (580,277) 389,798 (190,479)
Total OTC Written Credit Default Swaptions $(580,277) $389,798 $(190,479)

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2025.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the year ended October 31, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2025
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ — $ — $ 3,415,150 $ 3,415,150
*
Futures contracts — 1,351,109 — 1,351,109
*
Swaps - centrally cleared — 2,799,244 — 2,799,244
Purchased Swaption contracts, at Value 553,248 — — 553,248
Total Asset Derivatives $ 553,248 $ 4,150,353 $ 3,415,150 $ 8,118,751
Liability Derivatives:
*
Futures contracts — 450,286 — 450,286
*
Swaps - centrally cleared 623,159 — — 623,159
Swaptions Written, at Value 190,479 — — 190,479
Total Liability Derivatives $ 813,638 $ 450,286 $ — $ 1,263,924
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended October 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ (18,874,974) $ (18,874,974)
Futures contracts — 1,993,521 — 1,993,521
Swap contracts (1,662,064) 3,240,215 — 1,578,151
Purchased Option contracts — 69,704 — 69,704
Written Options contracts — 284,362 — 284,362
Purchased Swaption contracts (564,200) — — (564,200)
Written Swaption contracts 321,100 — — 321,100
Total $ (1,905,164) $ 5,587,802 $ (18,874,974) $ (15,192,336)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ (1,837,485) $ (1,837,485)
Futures contracts — (5,088,115) — (5,088,115)
Swap contracts 515,648 (826,710) — (311,062)
Purchased Swaption contracts (944,492) (944,492)
Written Swaption contracts 389,798 — — 389,798
Total $ (39,046) $ (5,914,825) $ (1,837,485) $ (7,791,356)

Janus Henderson Short Duration Income ETF
Schedule of Investments
October 31, 2025
14 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2025
Futures contracts:
Average notional amount of contracts - long $404,401,733
Average notional amount of contracts - short 931,948,974
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 14,833,816
Average amounts sold - in USD 521,170,037
Credit default swaps:
Average notional amount - buy protection 68,337,500
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 3,539,333
Average notional amount - pay floating rate/receive fixed rate 233,026,027
Swaptions:
Average value of swaption contracts purchased 274,659
Average value of swaption contracts written 93,520
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Barclays Bank plc $ 347,644 $ — $ — $ 347,644
BNP Paribas SA 1,350,118 — — 1,350,118
Citigroup, Inc 49,161 (20,247) — 28,914
Goldman Sachs Group, Inc. 504,087 (170,232) (333,855) —
HSBC Bank USA, N.A. 1,455,561 — — 1,455,561
Morgan Stanley & Co. 261,827 — — 261,827
Total $ 3,968,398 $ (190,479) $ (333,855) $ 3,444,064
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Citigroup, Inc $ 20,247 $ (20,247) $ — $ —
Goldman Sachs Group, Inc. 170,232 (170,232) — —
Total $ 190,479 $ (190,479) $ — $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
Janus Detroit Street Trust 15
AUD Australian Dollar
CAD Canadian Dollar
CAONINDX Canadian Overnight Repo Rate Average Compounded Index
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
EUR Euro
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
GBP British Pound
ICE Intercontinental Exchange
LLC Limited Liability Company
LP Limited Partnership
NZD New Zealand Dollar
plc Public Limited Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
* Non-income producing security.
∞ Rate shown is the 7-day yield as of October 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the
Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the year ended October 31, 2025 is $178,284,840 which represents 6.4% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2025 is $1,100,843,770 which represents 39.6% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
16 October 31, 2025
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 237,049,609 $ — $ 237,049,609
Corporate Bonds — 2,079,219,630 — 2,079,219,630
Foreign Government Bonds — 44,747,852 — 44,747,852
Mortgage-Backed Securities — 179,829,727 — 179,829,727
Exchange Traded Fund 27,526,450 — — 27,526,450
Investment Companies 3,014,671 — — 3,014,671
Commercial Paper — 178,284,840 — 178,284,840
OTC Purchased Call Credit Default
Swaptions - Buy Protection — 553,248 — 553,248
Total Investments in Securities $ 30,541,121 $ 2,719,684,906 $ — $ 2,750,226,027
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 2,799,244 $ — $ 2,799,244
Forward Foreign Currency Exchange
Contracts — 3,415,150 — 3,415,150
Futures Contracts 1,351,109 — — 1,351,109
Total Other Financial Instruments $ 1,351,109 $ 6,214,394 $ — $ 7,565,503
Total Assets $ 31,892,230 $ 2,725,899,300 $ — $ 2,757,791,530
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 623,159 $ — $ 623,159
Futures Contracts 450,286 — — 450,286
Swaptions Written, at Value — 190,479 — 190,479
Total Liabilities $ 450,286 $ 813,638 $ — $ 1,263,924
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Short Duration Income ETF
Statement of Assets and Liabilities
October 31, 2025
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $2,699,416,154) $ 2,722,146,329
Affiliated investments, at value (cost $27,564,425) 27,526,450
Purchased swaptions, at value (premiums paid $1,497,740) 553,248
Cash denominated in foreign currency (cost $14,486,245) 14,472,428
Forward foreign currency exchange contracts 3,415,150
Due from broker for centrally cleared swaps 2,223,790
Due from broker for futures 5,920,000
Receivable for variation margin on futures contracts 416,370
Receivables:
Interest 24,991,791
Due from adviser 4,454
Total Assets 2,801,670,010
Liabilities:
Payable for variation margin on swaps 41,967
Swaptions written, at value (premiums received $580,277) 190,479
Due to custodian 457,923
Collateral for Swaptions 430,000
Payables:
Investments purchased 20,797,602
Management fees 534,890
Interest 204
Total Liabilities 22,453,065
Commitments and contingent liabilities
Net Assets $ 2,779,216,945
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 2,796,884,767
Total distributable earnings (loss) (17,667,822)
Total Net Assets $ 2,779,216,945
Net Assets $ 2,779,216,945
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 56,350,000
Net Asset Value Per Share $ 49 .32

Janus Henderson Short Duration Income ETF
Statement of Operations
For the year ended October 31, 2025
18 October 31, 2025
See Notes to Financial Statements.
Investment Income:
Interest $ 129,274,696
Dividends from affiliates 243,718
Total Investment Income 129,518,414
Expenses:
Management Fees 5,798,387
Total Expenses 5,798,387
Less: Excess Expense Reimbursement and Waivers (9,058)
Net Expenses 5,789,329
Net Investment Income/(Loss) 123,729,085
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 16,500,367
Forward foreign currency exchange contracts (18,874,974)
Futures contracts 1,993,521
Swap contracts 1,578,151
Purchased option contracts 69,704
Written options contracts 284,362
Purchased swaption contracts (564,200)
Written swaption contracts 321,100
Total Net Realized Gain/(Loss) on Investments $ 1,308,031
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 21,141,096
Investments in affiliates (37,975)
Forward foreign currency exchange contracts (1,837,485)
Futures contracts (5,088,115)
Swap contracts (311,062)
Purchased swaption contracts (944,492)
Written swaption contracts 389,798
Total Change in Unrealized Net Appreciation/Depreciation $ 13,311,765
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 138,348,881

Janus Henderson Short Duration Income ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 19
See Notes to Financial Statements.
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations:
Net investment income/(loss) $ 123,729,085 $ 113,211,196
Net realized gain/(loss) on investments 1,308,031 (48,623,071)
Change in unrealized net appreciation/depreciation 13,311,765 96,018,626
Net Increase/(Decrease) in Net Assets Resulting from Operations 138,348,881 160,606,751
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (116,306,655) (82,756,320)
Return of Capital (7,338,647) (27,233,111)
Net Decrease from Dividends and Distributions to Shareholders (123,645,302) (109,989,431)
Capital Share Transactions 500,649,674 (159,539,084)
Net Increase/(Decrease) in Net Assets 515,353,253 (108,921,764)
Net Assets: — —
Beginning of Year   2,263,863,692 2,372,785,456
End of Year $ 2,779,216,945 $ 2,263,863,692

Janus Henderson Short Duration Income ETF
Financial Highlights
20 October 31, 2025
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $49.05 $47.98 $48.47 $50.00 $50.40
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
2.40 2.41 1.80 0.69 0.49
Net realized and unrealized gain/(loss) 0.29 0.99 0.65 (1.27) (0.41)
Total from Investment Operations 2.69 3.40 2.45 (0.58) 0.08
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (2.28) (1.75) (2.94) (0.95) (0.48)
Return of Capital (0.14) (0.58) — — —
Total Dividends and Distributions (2.42) (2.33) (2.94) (0.95) (0.48)
Net Asset Value, End of Period $49.32 $49.05 $47.98 $48.47 $50.00
Total Return 5.64% 7.26% 5.24% (1.18)% 0.15%
Net assets, End of Period (in thousands) $2,779,217 $2,263,864 $2,372,785 $2,539,796 $2,777,501
Ratios to Average Net Assets
Ratio of Gross Expenses 0.23% 0.23% 0.23% 0.23% 0.23%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.23% 0.23% 0.23% 0.23% 0.23%
Ratio of Net Investment Income/(Loss) 4.90% 4.96% 3.77% 1.41% 0.98%
Portfolio Turnover Rate
(2)
45% 68% 53% 46% 74%
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
1. Organization and Significant Accounting Policies
Janus Henderson Short Duration Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fifteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks current income, consistent with the preservation of capital. The Fund is classified as diversified, as defined in the
1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the year ended October 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
22 October 31, 2025
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31,
2025  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
24 October 31, 2025
The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return or to manage duration. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. When used to enhance return the Fund may be fully exposed to the risk of loss of that derivative, which may sometimes be greater than the derivative’s cost. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts for the purchase or sale for future delivery of (i) fixed-income securities, and U.S. government securities and Treasuries, or (ii) contracts based on interest rates. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
26 October 31, 2025
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner)
“exercises” the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the
Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial
Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as
“Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of securities, or foreign currencies. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the
Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of
Investments (if applicable).
During the year, the Fund purchased call options on bond futures in order to increase interest rate risk exposure where reducing this exposure via other markets such as the cash bond market was less attractive.
There were no purchased options held at October 31, 2025.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The  risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the year, the Fund wrote call options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.
There were no written options held at October 31, 2025.
Options on Swap Contracts (Swaptions )
The Fund may purchase or write covered and uncovered put and call options on swap contracts, commonly referred to as
“swaptions”. Swaption contracts grant the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time.
Swaptions can be used for a variety of purposes, including to manage the Fund’s overall exposure to changes in interest or foreign currency exchange rates and credit quality; as an efficient means of adjusting the Fund’s exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration or credit risk. Because the use of swaptions generally does not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swaption, in which case the Fund may not receive the net amount of payments that it contractually is entitled to receive. Entering into a swaption contract involves, to varying degrees, the elements of credit, market, and interest rate risk, associated with both option contracts and swap contracts.
Interest rate written receiver swaptions, if exercised by the purchaser, allow the Fund to short interest rates by entering into a pay fixed/receive float interest rate swap. Selling the interest rate receiver option reduces the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates rise and/or implied interest rate volatility decreases. Interest rate written payer swaptions, if exercised by the purchaser, allow the Fund to take a long position on interest rates by entering into a receive fixed/pay float interest rate swap. Selling the interest rate payer option increases the exposure to interest rates and the short position becomes more valuable to the Fund as interest rates fall and/or implied interest rate volatility decreases. Credit default written receiver swaptions, if exercised by the purchaser, allow the
Fund to buy credit protection through credit default swaps.
Selling the credit default receiver option reduces the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) increases. Credit default written payer swaptions, if exercised by the purchaser, allow the Fund to sell credit protection through credit default swaps. Selling the credit default payer option increases the exposure to the credit risk of the individual issuers and/or indices of issuers and the short position becomes more valuable to the Fund as the likelihood of a credit event on the reference asset(s) decreases. Swaptions purchased are reported in the Schedule of
Investments. Swaptions written are reported as a liability on the Statement of Assets and Liabilities as “Swaptions written, at value” (if applicable).
During the year, the Fund purchased credit default payer swaptions (put) and bought protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices.
During the year, the Fund sold credit default payer swaptions (put) in order to gain credit market volatility exposure and to gain credit exposure.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
28 October 31, 2025
entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-
name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single- name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single- name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name
CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
The Fund's use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations.
Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.
During the year, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher future floating rate, while paying a fixed rate that has not increased.
During the year, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
30 October 31, 2025
interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Foreign Exposure Risk
The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions.
It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 31
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to  extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
32 October 31, 2025
more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair
Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2025" table located in the
Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was
0.23% of the Fund’s average daily net assets.
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 33
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.23% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least through February 28, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers”
on the Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2026. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the year ended October 31, 2025, the Adviser waived $9,058 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2025 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of Foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section
988 of the Internal Revenue Code.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
34 October 31, 2025
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
During the year ended October 31, 2025, capital loss carryovers of $2,176,866 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2025 are noted below. The primary difference between book and tax appreciation or depreciation of investments is amortization on bonds.
Information on the tax components of derivatives as of October 31, 2025 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$— $— $(40,356,885) $— $3,150,377 $19,538,686
Capital Loss Carryover Schedule
For the year ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(494,183) $(39,862,702) $(40,356,885)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$2,730,687,341 $28,908,329 $(9,369,643) $19,538,686
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$2,475,536 $3,246,120 $(60,444) $3,185,676
For the year ended October 31, 2025
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$116,306,655 $— $7,338,647 $—
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$82,756,320 $— $27,233,111 $—

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 35
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the year ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income
Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after
December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Year Ended October 31, 2025 Year Ended October 31, 2024
Shares Amount Shares Amount
Shares sold 15,400,000 $ 755,339,370 4,900,000 $ 237,534,283
Shares repurchased (5,200,000) (254,689,696) (8,200,000) (397,073,367)
Net Increase/(Decrease) 10,200,000 $ 500,649,674 (3,300,000) $ (159,539,084)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,534,143,610 $1,039,679,957 $— $—

Janus Henderson Short Duration Income ETF
Report of Independent Registered Public Accounting Firm
36 October 31, 2025
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Short Duration Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Short Duration Income ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2025 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 19, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Short Duration Income ETF
Designation Requirements
(unaudited)
Janus Detroit Street Trust 37
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2025:
Qualified Interest Income Percentage 69.61%
Return of Capital Distributions $7,338,647

Janus Henderson Short Duration Income ETF
Additional Information
(unaudited)
38 October 31, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93073 12-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2025
Janus Henderson Mortgage-Backed
Securities ETF
Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 7.5%
ACHM Mortgage Trust, 6.5500%, 5/25/39 (144A) $ 7,641,861 $ 7,747,352
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) 694,715 717,723
ACHV ABS TRUST, 6.3400%, 4/25/31 (144A) 1,711,961 1,724,863
ACHV ABS TRUST, 6.4200%, 4/25/31 (144A) 748,297 754,465
Ally Bank Auto Credit-Linked Notes, 6.0220%, 5/17/32 (144A) 2,719,748 2,754,746
Ally Bank Auto Credit-Linked Notes, 6.3150%, 5/17/32 (144A) 1,554,142 1,574,508
Ally Bank Auto Credit-Linked Notes, 4.8440%, 6/15/33 (144A) 11,718,853 11,751,995
Ally Bank Auto Credit-Linked Notes, 4.9910%, 6/15/33 (144A) 7,612,552 7,623,422
Alterna Funding III LLC, 6.2600%, 5/16/39 (144A) 8,820,371 8,828,488
Arivo Acceptance Auto Loan Receivables Trust, 6.4600%, 4/17/28 (144A) 1,397,290 1,402,776
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.3000%, 5.4828%,
12/26/31 (144A)
‡
3,289,818 3,298,824
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.5000%, 5.6828%,
12/26/31 (144A)
‡
1,601,045 1,606,886
Blue Bridge Funding LLC, 7.3700%, 11/15/30 (144A) 1,377,188 1,386,555
Brex Commercial Charge Card Master Trust, 6.0500%, 7/15/27 (144A) 7,750,000 7,787,129
COOPR Residential Mortgage Trust, 4.8400%, 9/25/60 (144A)
Ç
7,890,471 7,857,046
FHF Issuer Trust, 5.6900%, 2/15/30 (144A) 2,304,150 2,310,945
FIGRE Trust, 6.5060%, 3/25/54 (144A)
‡
2,020,763 2,071,407
FIGRE Trust, 5.2520%, 9/25/54 (144A)
‡
2,852,122 2,856,523
FIGRE Trust, 5.5600%, 5/25/55 (144A)
‡
11,388,556 11,478,123
FIGRE Trust, 5.7100%, 5/25/55 (144A)
‡
4,519,268 4,548,131
FIGRE Trust, 5.9100%, 5/25/55 (144A)
‡
4,248,112 4,282,893
FIGRE Trust, 5.2650%, 7/25/55 (144A)
Ç
4,557,704 4,558,615
FIGRE Trust, 5.4080%, 7/25/55 (144A)
‡
9,750,732 9,791,023
FIGRE Trust, 5.6080%, 7/25/55 (144A)
‡
9,603,713 9,647,479
FIGRE Trust, 5.7090%, 7/25/55 (144A)
‡
12,404,507 12,460,734
FIGRE Trust, 5.4850%, 8/25/55 (144A)
‡
1,430,396 1,433,687
FIGRE Trust, 5.1440%, 9/25/55 (144A)
‡
6,719,000 6,698,253
FIGRE Trust, 5.2450%, 9/25/55 (144A)
‡
7,623,000 7,599,680
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
3,548,233 3,474,001
Finance of America Structured Securities Trust, 3.5000%, 4/25/74 (144A)
Ç
14,418,479 14,078,857
Flagship Credit Auto Trust, 5.0500%, 1/18/28 (144A) 3,465,690 3,463,915
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 5,038,000 5,071,835
Foundation Finance Trust, 6.5300%, 6/15/49 (144A) 1,874,984 1,947,629
Foundation Finance Trust, 4.9400%, 4/15/52 (144A) 13,050,000 13,161,709
Gracie Point International Funding, SOFR90A + 2.2500%, 6.6056%, 3/1/27
(144A)
‡
808,251 809,997
Gracie Point International Funding LLC, SOFR90A + 2.1000%, 6.4555%, 3/1/28
(144A)
‡
3,007,000 3,010,845
GS Mortgage Backed Securities Trust, 5.1800%, 9/25/55 (144A)
Ç
10,775,312 10,792,394
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 10,173,542 10,314,339
Huntington Bank Auto Credit-Linked Notes, 5.4420%, 10/20/32 (144A) 15,136,548 15,280,496
Huntington Bank Auto Credit-Linked Notes, 4.9570%, 3/21/33 (144A) 6,243,020 6,272,859
Lendbuzz Securitization Trust, 7.0900%, 10/16/28 (144A) 926,546 937,072
MetroNet Infrastructure Issuer LLC, 5.4000%, 8/20/55 (144A) 24,600,000 24,868,821
NRM FNT1 Excess LLC, 7.3980%, 11/25/31 (144A)
Ç
27,410,402 27,670,696
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 671,134 669,430
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 1,753,609 1,720,751
RAM LLC, 6.6690%, 2/15/39 (144A) 2,795,870 2,796,230
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
7,426,229 7,482,603
RCKT Mortgage Trust, 5.5460%, 9/25/44 (144A)
Ç
4,532,232 4,542,314
RCKT Mortgage Trust, 5.1580%, 10/25/44 (144A)
Ç
11,603,885 11,598,836
RCKT Mortgage Trust, 5.6830%, 12/25/44 (144A)
Ç
9,284,823 9,338,465

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2025
4 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
RCKT Mortgage Trust, 5.6030%, 2/25/55 (144A)
Ç
$ 3,903,263 $ 3,923,292
RCKT Mortgage Trust, 5.4720%, 6/25/55 (144A)
Ç
8,812,459 8,882,668
RCKT Mortgage Trust, 5.3770%, 7/25/55 (144A)
Ç
14,810,923 14,913,440
RCKT Mortgage Trust, 5.4780%, 7/25/55 (144A)
Ç
9,138,803 9,177,701
RCKT Mortgage Trust, 5.1477%, 8/25/55 (144A)
‡
9,053,145 9,070,435
RCKT Mortgage Trust, 5.2486%, 8/25/55 (144A)
‡
7,449,862 7,452,486
RCKT Mortgage Trust, 4.7950%, 9/25/55 (144A)
Ç
10,826,859 10,784,180
RCKT Mortgage Trust, 4.9970%, 9/25/55 (144A)
Ç
20,733,757 20,706,248
RCKT Mortgage Trust, 4.8940%, 11/25/55 (144A)
Ç
5,450,000 5,430,903
RCKT Trust, 5.1600%, 7/25/34 (144A) 2,750,000 2,751,752
Reach ABS Trust, 5.8800%, 7/15/31 (144A) 1,921,945 1,932,103
Saluda Grade Alternative Mortgage Trust, 6.6030%, 4/25/54 (144A)
Ç
2,443,144 2,463,231
Saluda Grade Alternative Mortgage Trust, CME Term SOFR 1 Month + 1.8000%,
5.7910%, 10/25/55 (144A)
‡
15,693,000 15,668,543
Santander Bank Auto Credit-Linked Notes, 5.6220%, 6/15/32 (144A) 2,313,100 2,339,941
Santander Bank Auto Credit-Linked Notes, 6.4930%, 6/15/33 (144A) 113,580 113,780
Santander Bank Auto Credit-Linked Notes, 5.6400%, 12/15/33 (144A) 1,898,971 1,918,576
Towd Point Mortgage Trust, 6.0490%, 1/25/64 (144A)
‡
1,157,895 1,163,824
Towd Point Mortgage Trust, 6.3500%, 2/25/64 (144A)
‡
446,218 449,624
Towd Point Mortgage Trust, 5.4000%, 8/25/65 (144A)
Ç
5,269,755 5,264,793
Towd Point Mortgage Trust, 5.6670%, 8/25/65 (144A)
Ç
11,840,000 11,777,261
Towd Point Mortgage Trust, 4.9680%, 9/25/65 (144A)
Ç
12,810,188 12,798,817
Tricolor Auto Securitization Trust, 6.6100%, 10/15/27 (144A) 1,205,445 1,178,088
US Auto Funding, 2.2000%, 5/15/26 (144A) 1,743,847 1,473,849
US Bank NA, 6.7890%, 8/25/32 (144A) 4,696,288 4,747,470
Vista Point Securitization Trust, 5.6010%, 8/25/55 (144A)
‡
14,677,072 14,686,284
Total Asset-Backed Securities (cost $494,330,806) 496,927,654
Corporate Bond - 0.1%
Financial - 0.1%
Rithm Capital Corp., 8.0000%, 4/1/29 (144A)# (cost $9,145,276) 9,213,000 9,399,858
Mortgage-Backed Securities - 159.8%
A&D Mortgage Trust , 5.7900% , 6/25/70 (144A)
‡
9,707,895 9,785,508
ABL , 7.4570% , 9/25/29 (144A)
Ç
4,840,000 4,841,943
BMP , CME Term SOFR 1 Month + 1.3719% , 5.4041% , 6/15/41 (144A)
‡
14,000,000 13,998,636
Brean Asset-Backed Securities Trust
4.5000%, 5/25/64 (144A) 9,395,450 9,216,732
5.0000%, 9/25/64 (144A) 6,750,458 6,708,135
BX Commercial Mortgage Trust , CME Term SOFR 1 Month + 0.8445% ,
4.8765% , 10/15/36 (144A)
‡
862,801 860,572
BX Trust
CME Term SOFR 1 Month + 1.3058%, 5.3377%, 10/15/26 (144A)
‡
2,958,012 2,949,020
CME Term SOFR 1 Month + 3.4640%, 7.4960%, 10/15/26 (144A)
‡
2,488,884 2,478,143
CME Term SOFR 1 Month + 0.7035%, 4.7355%, 9/15/34 (144A)
‡
5,355,350 5,330,255
Chase Mortgage Finance Corp.
SOFR30A + 1.2000%, 5.3828%, 2/25/50 (144A)
‡
2,942,743 2,910,950
SOFR30A + 1.3500%, 5.5328%, 2/25/50 (144A)
‡
1,728,862 1,692,064
SOFR30A + 1.5500%, 5.7328%, 2/25/50 (144A)
‡
1,919,159 1,881,493
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 5.7328%, 10/25/41 (144A)
‡
2,457,760 2,464,716
SOFR30A + 3.3000%, 7.4828%, 11/25/41 (144A)
‡
1,150,000 1,175,246
SOFR30A + 0.8500%, 5.0328%, 12/25/41 (144A)
‡
433,223 432,961
SOFR30A + 1.0000%, 5.1828%, 12/25/41 (144A)
‡
611,471 611,698
SOFR30A + 1.6500%, 5.8328%, 12/25/41 (144A)
‡
14,835,000 14,912,487
SOFR30A + 6.0000%, 10.1828%, 12/25/41 (144A)
‡
6,153,382 6,438,979

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
SOFR30A + 4.6500%, 8.8328%, 6/25/42 (144A)
‡
$ 4,087,000 $ 4,316,467
SOFR30A + 1.1000%, 5.2828%, 2/25/44 (144A)
‡
3,798,833 3,800,785
SOFR30A + 1.6000%, 5.7828%, 9/25/44 (144A)
‡
4,125,699 4,128,676
SOFR30A + 1.1000%, 5.2828%, 1/25/45 (144A)
‡
5,731,336 5,736,655
SOFR30A + 1.5000%, 5.6828%, 1/25/45 (144A)
‡
7,526,000 7,529,265
SOFR30A + 1.2000%, 5.3828%, 5/25/45 (144A)
‡
6,101,775 6,112,931
SOFR30A + 1.2000%, 5.3828%, 7/25/45 (144A)
‡
13,560,780 13,584,481
SOFR30A + 1.6000%, 5.7828%, 7/25/45 (144A)
‡
9,254,000 9,277,728
SOFR30A + 0.9500%, 5.1328%, 9/25/45 (144A)
‡
12,268,753 12,275,976
Easy Street Mortgage Loan Trust , 5.6060% , 10/25/40 (144A)
Ç
4,100,000 4,099,513
FHLMC Gold Pool, 30 Year
Pool # Q57869, 4.0000%, 8/1/48 2,751,288 2,652,324
Pool # Q58477, 4.0000%, 9/1/48 1,578,606 1,521,898
FHLMC Gold Pools, Other
Pool # ZN0650, 3.0000%, 3/1/43 2,200 2,026
Pool # ZT1926, 3.0000%, 11/1/43 828,465 758,736
FHLMC STACR REMIC Trust
SOFR30A + 1.6500%, 5.8328%, 1/25/34 (144A)
‡
851,059 853,121
SOFR30A + 2.1000%, 6.2828%, 9/25/41 (144A)
‡
26,457,865 26,644,962
SOFR30A + 7.5000%, 11.6828%, 10/25/41 (144A)
‡
19,937,000 20,998,439
SOFR30A + 1.8000%, 5.9828%, 11/25/41 (144A)
‡
14,550,000 14,671,848
SOFR30A + 2.3500%, 6.5328%, 12/25/41 (144A)
‡
10,089,878 10,213,121
SOFR30A + 1.3000%, 5.4828%, 2/25/42 (144A)
‡
534,138 535,057
SOFR30A + 3.7500%, 7.9328%, 2/25/42 (144A)
‡
43,256,272 44,692,066
SOFR30A + 5.2500%, 9.4328%, 3/25/42 (144A)
‡
20,019,000 21,069,012
SOFR30A + 1.2500%, 5.4328%, 3/25/44 (144A)
‡
6,946,521 6,954,510
SOFR30A + 1.1500%, 5.3328%, 2/25/45 (144A)
‡
14,386,614 14,399,310
SOFR30A + 1.6500%, 5.8328%, 2/25/45 (144A)
‡
23,060,148 23,110,558
SOFR30A + 1.1000%, 5.2828%, 9/25/45 (144A)
‡
9,515,888 9,523,043
FHLMC UMBS
Pool # ZS7403, 3.0000%, 5/1/31 50,422 49,361
Pool # ZK8405, 2.5000%, 12/1/31 7,092 6,842
Pool # ZK8962, 3.0000%, 9/1/32 54,127 52,663
Pool # ZK9163, 3.0000%, 1/1/33 32,123 31,238
Pool # SB0040, 2.5000%, 12/1/33 239,330 231,035
Pool # SB0116, 2.5000%, 11/1/34 524,367 498,563
Pool # ZT2413, 4.0000%, 2/1/41 41,414,902 40,435,936
Pool # ZM2269, 3.0000%, 12/1/46 12,613 11,536
Pool # ZT1633, 4.0000%, 3/1/47 110,356 107,261
Pool # ZT0391, 4.0000%, 11/1/47 301,133 292,418
Pool # ZT0252, 3.0000%, 12/1/47 17,325 15,855
Pool # ZM7577, 4.5000%, 8/1/48 100,110 99,077
Pool # ZM8197, 4.0000%, 9/1/48 939,234 904,365
Pool # SI2101, 4.0000%, 9/1/48 39,548,180 38,080,915
Pool # ZM7926, 5.0000%, 9/1/48 77,858 78,548
Pool # ZT1320, 4.0000%, 11/1/48 162,690 156,655
Pool # SI2017, 4.0000%, 12/1/48 2,016,459 1,941,598
Pool # ZN2165, 4.5000%, 12/1/48 23,477 23,374
Pool # ZN4240, 4.5000%, 12/1/48 250,075 248,203
Pool # SL2464, 4.5000%, 12/1/48 84,995,690 84,100,120
Pool # SD1416, 4.5000%, 12/1/48 3,498,483 3,462,400
Pool # ZN6461, 4.0000%, 5/1/49 325,599 313,042
Pool # ZT2087, 4.0000%, 6/1/49 1,187,207 1,141,442

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2025
6 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
Pool # ZA7158, 4.5000%, 6/1/49 $ 157,752 $ 155,410
Pool # SL0850, 4.0000%, 7/1/49 19,941,259 19,485,769
Pool # RA1100, 4.0000%, 7/1/49 4,799,628 4,614,364
Pool # SD8003, 4.0000%, 7/1/49 1,235,175 1,187,561
Pool # RA1088, 4.5000%, 7/1/49 204,004 201,619
Pool # RA1087, 4.5000%, 7/1/49 1,062,508 1,046,732
Pool # QA2039, 3.0000%, 8/1/49 1,826,395 1,658,537
Pool # QA2159, 3.0000%, 8/1/49 82,889 73,585
Pool # QA1615, 3.5000%, 8/1/49 271,649 253,412
Pool # RA1188, 4.5000%, 8/1/49 1,072,239 1,056,319
Pool # QA5150, 4.5000%, 12/1/49 294,396 290,959
Pool # RA1999, 4.5000%, 1/1/50 750,732 739,586
Pool # SD8040, 4.5000%, 1/1/50 179,630 177,536
Pool # SD8047, 4.5000%, 2/1/50 604,857 597,809
Pool # QA8274, 3.5000%, 3/1/50 389,009 360,584
Pool # SD1551, 4.0000%, 3/1/50 1,887,950 1,817,906
Pool # SD1111, 4.0000%, 6/1/50 3,237,188 3,134,024
Pool # SL0938, 4.0000%, 7/1/50 38,992,160 38,063,373
Pool # SD4456, 4.0000%, 8/1/50 1,687,953 1,622,885
Pool # SD5994, 4.5000%, 9/1/50 12,877,313 12,744,501
Pool # SD1143, 4.5000%, 9/1/50 13,838,748 13,696,020
Pool # SD1414, 4.0000%, 10/1/50 438,774 421,860
Pool # RA7104, 4.5000%, 2/1/51 10,667,065 10,530,622
Pool # SD2606, 4.5000%, 9/1/51 5,715,391 5,642,284
Pool # QD6555, 3.0000%, 2/1/52 737,085 664,038
Pool # QD9182, 3.0000%, 3/1/52 1,293,469 1,165,137
Pool # QE0318, 4.5000%, 3/1/52 108,383 106,249
Pool # SD0943, 3.5000%, 4/1/52 1,814,843 1,701,197
Pool # QD9191, 3.5000%, 4/1/52 501,655 469,833
Pool # QE1073, 3.5000%, 4/1/52 650,323 609,023
Pool # SD3523, 3.0000%, 6/1/52 2,811,841 2,519,645
Pool # SD1046, 4.0000%, 7/1/52 82,668,452 79,247,756
Pool # QE6404, 5.5000%, 7/1/52 2,921,248 2,984,870
Pool # SD1436, 4.5000%, 8/1/52 11,959,144 11,763,792
Pool # QE8542, 5.5000%, 8/1/52 2,781,711 2,842,294
Pool # QF0488, 5.5000%, 9/1/52 2,443,434 2,496,333
Pool # SD1966, 4.0000%, 11/1/52 332,691 317,454
Pool # QF2561, 5.5000%, 11/1/52 1,180,277 1,211,436
Pool # QF7810, 5.5000%, 1/1/53 3,369,629 3,466,542
Pool # QF7280, 5.5000%, 1/1/53 4,103,593 4,222,278
Pool # SL0644, 4.5000%, 3/1/53 16,054,355 15,802,267
Pool # QF9276, 5.5000%, 3/1/53 2,575,403 2,649,911
Pool # QF9863, 5.5000%, 3/1/53 4,817,129 4,941,147
Pool # SD6787, 4.0000%, 5/1/53 41,135,319 39,368,845
Pool # SL0869, 4.5000%, 5/1/53 10,378,126 10,189,303
Pool # SD3018, 5.5000%, 5/1/53 5,980,653 6,089,080
Pool # SD2897, 5.5000%, 5/1/53 2,757,081 2,807,215
Pool # QG2543, 5.5000%, 5/1/53 2,075,263 2,115,756
Pool # QG3397, 6.0000%, 5/1/53 375,757 386,851
Pool # QG2539, 6.5000%, 5/1/53 2,892,784 2,998,796
Pool # QG2540, 6.5000%, 5/1/53 1,827,458 1,896,249
Pool # SD3271, 5.5000%, 6/1/53 25,385,896 26,093,256
Pool # QG3912, 5.5000%, 6/1/53 6,866,868 7,016,756

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
Pool # QG6755, 5.5000%, 6/1/53 $ 11,759,760 $ 12,096,133
Pool # QG3885, 6.5000%, 6/1/53 969,999 1,005,547
Pool # QG4340, 6.5000%, 6/1/53 1,547,612 1,604,327
Pool # QG6948, 5.5000%, 7/1/53 1,046,676 1,076,530
Pool # QG6538, 5.5000%, 7/1/53 1,101,561 1,133,070
Pool # SD3813, 6.0000%, 7/1/53 5,651,933 5,836,307
Pool # QG7338, 6.0000%, 7/1/53 838,395 863,149
Pool # QH0826, 5.5000%, 9/1/53 4,206,605 4,326,243
Pool # QH2242, 5.5000%, 9/1/53 5,318,035 5,406,045
Pool # QH1144, 5.5000%, 9/1/53 3,509,993 3,609,531
Pool # QH2259, 6.0000%, 9/1/53 4,312,432 4,440,060
Pool # QH1500, 6.0000%, 9/1/53 8,531,379 8,783,870
Pool # QH3309, 5.5000%, 10/1/53 1,759,876 1,789,001
Pool # QH3306, 6.0000%, 10/1/53 10,989,689 11,366,435
Pool # QH3192, 6.0000%, 10/1/53 16,784,707 17,360,117
Pool # SL1632, 4.0000%, 11/1/53 38,169,170 36,577,986
Pool # QH4473, 6.0000%, 11/1/53 5,126,254 5,301,991
Pool # QH4638, 6.0000%, 11/1/53 5,596,469 5,788,326
Pool # QH4373, 6.0000%, 11/1/53 9,419,992 9,742,926
Pool # QH5204, 6.5000%, 11/1/53 3,954,243 4,157,285
Pool # QH6041, 5.5000%, 12/1/53 3,426,855 3,492,757
Pool # QH7549, 6.0000%, 12/1/53 3,509,884 3,613,761
Pool # QH7040, 6.0000%, 12/1/53 6,474,987 6,666,617
Pool # QH7013, 6.5000%, 12/1/53 1,834,493 1,915,386
Pool # SD5061, 5.5000%, 3/1/54 21,741,409 22,355,086
Pool # SD5224, 6.0000%, 3/1/54 10,583,887 10,896,373
Pool # SD5238, 5.5000%, 4/1/54 101,712,037 104,057,723
Pool # SD5223, 6.0000%, 4/1/54 6,667,600 6,864,514
Pool # QI4878, 6.0000%, 4/1/54 2,215,613 2,281,047
Pool # QI8221, 6.0000%, 6/1/54 3,934,383 4,050,577
Pool # SD5963, 6.0000%, 7/1/54 15,447,632 15,903,846
Pool # SD6558, 6.0000%, 9/1/54 13,460,686 13,858,220
Pool # SL1291, 4.0000%, 11/1/54 30,855,269 29,568,985
Pool # QJ9063, 5.0000%, 11/1/54 20,297,518 20,315,412
Pool # SD6989, 5.5000%, 11/1/54 21,495,890 21,867,551
Pool # SD6905, 6.0000%, 11/1/54 2,904,174 2,990,269
Pool # QJ9072, 6.0000%, 11/1/54 5,245,334 5,400,244
Pool # QX0520, 5.5000%, 12/1/54 7,844,995 7,979,999
Pool # SD7343, 5.5000%, 1/1/55 45,978,932 47,140,186
Pool # SD7417, 5.5000%, 1/1/55 8,781,392 9,016,259
Pool # SL0046, 6.0000%, 1/1/55 40,372,386 41,564,702
Pool # SL0335, 5.5000%, 2/1/55 105,727,919 107,315,988
Pool # QX6719, 6.0000%, 2/1/55 4,475,569 4,608,710
Pool # QX7432, 6.0000%, 2/1/55 1,986,218 2,045,305
Pool # QX5273, 6.0000%, 2/1/55 3,664,251 3,772,467
Pool # SL2435, 6.5000%, 2/1/55 60,569,670 63,144,368
Pool # QX7566, 5.5000%, 3/1/55 56,285,904 57,252,812
Pool # SL1188, 5.5000%, 4/1/55 59,459,763 60,952,505
Pool # QX9929, 6.0000%, 4/1/55 8,038,482 8,277,046
Pool # RJ4363, 5.5000%, 6/1/55 76,654,284 78,713,771
Pool # QY7439, 6.0000%, 6/1/55 1,752,803 1,806,234
Pool # QY8779, 6.0000%, 7/1/55 17,629,945 18,153,163
Pool # QY9874, 6.0000%, 8/1/55 8,676,774 8,934,894

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2025
8 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
Pool # QY9883, 6.0000%, 8/1/55 $ 2,392,724 $ 2,465,661
Pool # QZ1060, 6.0000%, 8/1/55 4,695,864 4,818,788
Pool # SL2558, 6.0000%, 8/1/55 33,158,788 34,142,866
Pool # QZ4132, 6.0000%, 9/1/55 1,495,093 1,534,230
Pool # QZ3837, 6.0000%, 9/1/55 3,375,019 3,463,367
Pool # QZ4131, 6.0000%, 9/1/55 2,843,485 2,917,027
Pool # QZ4951, 6.0000%, 10/1/55 3,019,356 3,098,393
FHLMC, REMIC
SOFR30A + 0.4645%, 4.6982%, 2/15/32
‡
9,765 9,727
SOFR30A + 0.7645%, 4.9982%, 3/15/32
‡
16,963 17,018
SOFR30A + 0.6145%, 4.8481%, 7/15/32
‡
1,734 1,733
SOFR30A + 0.5145%, 4.7482%, 1/15/33
‡
12,302 12,274
SOFR30A + 0.3645%, 4.5982%, 9/15/35
‡
8,532 8,493
SOFR30A + 0.7045%, 4.9381%, 10/15/37
‡
44,583 44,530
SOFR30A + 0.4145%, 4.6482%, 8/15/40
‡
7,393 7,389
SOFR30A + 0.6145%, 4.8481%, 9/15/40
‡
42,933 42,806
SOFR30A + 0.2500%, 4.0000%, 11/25/51
‡
9,765,290 8,975,092
SOFR30A + 1.0000%, 5.1828%, 6/25/55
‡
90,516,252 90,782,409
Finance of America Structured Securities Trust
3.5000%, 4/25/74 (144A) 20,326,272 19,763,787
3.5000%, 2/25/75 (144A) 21,160,160 20,475,023
FNMA UMBS
Pool # AS7643, 2.5000%, 8/1/31 8,286 8,007
Pool # AS8207, 2.5000%, 10/1/31 9,598 9,272
Pool # BM1036, 2.5000%, 2/1/32 8,383 8,096
Pool # BO7717, 3.0000%, 11/1/34 33,555 32,478
Pool # BO5957, 3.0000%, 12/1/34 44,457 42,930
Pool # AB7563, 3.0000%, 1/1/43 167,651 154,321
Pool # AB9341, 3.0000%, 5/1/43 901,410 835,026
Pool # AL6842, 4.0000%, 5/1/45 605,579 587,290
Pool # AZ0869, 4.0000%, 7/1/45 521,481 506,901
Pool # BC0870, 3.5000%, 1/1/46 37,850 35,616
Pool # AS6811, 3.0000%, 3/1/46 1,263,349 1,153,445
Pool # AS7492, 4.0000%, 7/1/46 1,099,881 1,063,004
Pool # BD2453, 3.0000%, 1/1/47 68,644 62,821
Pool # AS8649, 3.0000%, 1/1/47 306,455 278,589
Pool # BE3616, 4.0000%, 5/1/47 228,429 222,081
Pool # CA0108, 3.5000%, 8/1/47 106,867 101,171
Pool # MA3149, 4.0000%, 10/1/47 1,267,452 1,223,276
Pool # CA0706, 4.0000%, 11/1/47 5,409,605 5,220,828
Pool # BM3282, 3.5000%, 12/1/47 114,888 108,764
Pool # CA4646, 3.0000%, 2/1/48 436,060 399,130
Pool # BJ9181, 5.0000%, 5/1/48 1,168,762 1,184,042
Pool # CA1931, 4.5000%, 6/1/48 1,434,744 1,419,947
Pool # MA3415, 4.0000%, 7/1/48 1,540,160 1,483,019
Pool # BK9507, 4.0000%, 10/1/48 596,745 577,002
Pool # MA3496, 4.5000%, 10/1/48 2,920,569 2,890,447
Pool # MA3521, 4.0000%, 11/1/48 1,814,288 1,746,976
Pool # BN3899, 4.0000%, 12/1/48 270,800 260,753
Pool # FA2754, 4.5000%, 1/1/49 118,971,129 117,717,572
Pool # BN4541, 4.0000%, 2/1/49 825,582 794,953
Pool # FM1598, 4.0000%, 2/1/49 1,015,336 977,666
Pool # MA3687, 4.0000%, 6/1/49 235,116 226,052

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # CA3683, 4.5000%, 6/1/49 $ 109,005 $ 107,731
Pool # MA3694, 4.5000%, 7/1/49 4,507 4,455
Pool # BO4113, 3.0000%, 8/1/49 90,994 80,780
Pool # BJ8459, 3.0000%, 8/1/49 99,941 88,722
Pool # BO1857, 4.5000%, 8/1/49 42,947 42,447
Pool # CA4035, 4.5000%, 8/1/49 171,826 169,817
Pool # BO2983, 3.0000%, 9/1/49 194,780 177,166
Pool # FM1540, 4.0000%, 9/1/49 3,459,043 3,325,525
Pool # CA4185, 4.5000%, 9/1/49 176,574 174,509
Pool # FM3447, 4.0000%, 11/1/49 359,916 347,122
Pool # FS2135, 4.0000%, 11/1/49 4,086,160 3,934,561
Pool # BO9819, 4.5000%, 12/1/49 210,191 207,736
Pool # FM7479, 4.5000%, 1/1/50 6,116,002 6,052,923
Pool # MA3908, 4.5000%, 1/1/50 237,105 234,342
Pool # FM5036, 4.0000%, 3/1/50 3,025,632 2,913,379
Pool # FS0088, 4.0000%, 3/1/50 5,886,053 5,691,309
Pool # FM9138, 4.0000%, 3/1/50 1,233,947 1,188,166
Pool # CA5573, 4.0000%, 4/1/50 1,487,446 1,425,869
Pool # FM7840, 4.0000%, 4/1/50 23,467,092 22,562,472
Pool # BP1500, 3.0000%, 5/1/50 2,300,695 2,089,599
Pool # MA4026, 4.0000%, 5/1/50 3,414,702 3,272,757
Pool # MA4056, 4.0000%, 6/1/50 3,179,762 3,047,582
Pool # CA6382, 4.5000%, 7/1/50 926,440 914,650
Pool # FM5076, 4.0000%, 8/1/50 1,757,757 1,684,990
Pool # FM4129, 4.0000%, 9/1/50 6,755,007 6,494,612
Pool # FM4738, 4.0000%, 9/1/50 17,766,064 17,027,549
Pool # FM5350, 4.5000%, 9/1/50 13,594,901 13,436,474
Pool # FS1578, 4.0000%, 10/1/50 6,062,020 5,846,530
Pool # FS8681, 4.5000%, 10/1/50 28,245,414 27,954,101
Pool # CA7849, 4.5000%, 10/1/50 2,036,015 2,012,289
Pool # FS2713, 4.5000%, 10/1/50 3,765,339 3,726,505
Pool # FS5818, 4.5000%, 10/1/50 11,306,819 11,175,056
Pool # FM7725, 4.5000%, 12/1/50 1,264,065 1,247,896
Pool # FS5362, 4.5000%, 12/1/50 11,152,750 11,022,783
Pool # FM7031, 4.0000%, 1/1/51 3,676,681 3,534,951
Pool # FS8335, 4.5000%, 1/1/51 29,969,164 29,660,073
Pool # FS8709, 4.5000%, 1/1/51 18,413,007 18,223,102
Pool # FS9239, 4.5000%, 1/1/51 24,501,524 24,248,824
Pool # FS2238, 4.0000%, 3/1/51 295,202 284,250
Pool # FS2548, 4.0000%, 3/1/51 302,753 291,083
Pool # FS2546, 4.0000%, 3/1/51 154,406 148,677
Pool # FM7460, 4.0000%, 3/1/51 108,289,085 104,114,711
Pool # FS7225, 4.0000%, 8/1/51 22,661,534 21,820,776
Pool # FS6382, 4.0000%, 8/1/51 21,430,214 20,635,138
Pool # FA0603, 4.5000%, 9/1/51 32,929,440 32,589,817
Pool # FS4781, 4.0000%, 10/1/51 23,019,708 22,132,334
Pool # FS3001, 4.0000%, 10/1/51 2,175,834 2,091,959
Pool # FS5028, 4.0000%, 10/1/51 20,188,595 19,410,357
Pool # FS6662, 4.0000%, 10/1/51 10,695,041 10,282,764
Pool # FS1133, 4.0000%, 10/1/51 115,349,151 110,902,622
Pool # CB2681, 3.5000%, 1/1/52 1,718,090 1,610,635
Pool # CB2907, 3.5000%, 2/1/52 4,569,446 4,283,306
Pool # BV5379, 3.0000%, 4/1/52 3,469,731 3,125,090

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2025
10 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # BV4203, 3.5000%, 4/1/52 $ 1,060,039 $ 992,797
Pool # BV8484, 3.5000%, 4/1/52 1,029,601 964,214
Pool # BV5393, 3.5000%, 4/1/52 3,059,526 2,865,224
Pool # FS1640, 4.0000%, 4/1/52 2,123,857 2,040,351
Pool # BV7131, 4.5000%, 4/1/52 129,268 126,702
Pool # BV7132, 4.5000%, 4/1/52 161,854 158,642
Pool # BW0081, 4.5000%, 4/1/52 229,906 225,343
Pool # BW0072, 4.5000%, 4/1/52 136,507 133,797
Pool # BV6879, 4.5000%, 4/1/52 406,658 398,649
Pool # BV7632, 4.5000%, 4/1/52 367,470 360,234
Pool # BW0343, 4.5000%, 5/1/52 634,196 621,608
Pool # FS7613, 4.5000%, 5/1/52 11,054,511 10,940,499
Pool # FS2144, 3.5000%, 6/1/52 10,415,939 9,759,959
Pool # FS7541, 4.0000%, 6/1/52 12,729,652 12,238,943
Pool # CB4329, 3.5000%, 7/1/52 443,826 415,840
Pool # FS8121, 4.0000%, 7/1/52 43,491,222 41,637,029
Pool # CB4128, 4.5000%, 7/1/52 17,876,269 17,605,930
Pool # BW0972, 4.5000%, 7/1/52 1,974,620 1,943,061
Pool # FA1798, 4.0000%, 8/1/52 29,996,922 28,760,332
Pool # BW6314, 5.5000%, 8/1/52 3,970,288 4,056,242
Pool # FS2863, 4.0000%, 9/1/52 19,121,002 18,326,848
Pool # FS9771, 4.0000%, 10/1/52 24,701,518 23,636,867
Pool # BX0804, 5.5000%, 11/1/52 1,136,341 1,162,880
Pool # FS3246, 5.5000%, 11/1/52 4,411,484 4,536,506
Pool # BX0421, 5.5000%, 11/1/52 10,148,656 10,364,422
Pool # BX0419, 5.5000%, 11/1/52 4,236,880 4,317,635
Pool # BT8051, 5.5000%, 1/1/53 1,389,783 1,429,866
Pool # BX6124, 6.5000%, 1/1/53 3,957,876 4,171,320
Pool # FS3883, 4.5000%, 2/1/53 30,320,809 29,838,852
Pool # BW7371, 5.5000%, 2/1/53 29,802,366 30,659,502
Pool # BX9326, 5.5000%, 3/1/53 4,464,130 4,579,060
Pool # BX9422, 5.5000%, 3/1/53 3,353,907 3,409,960
Pool # BX7860, 5.5000%, 3/1/53 1,301,813 1,335,417
Pool # BX8072, 5.5000%, 3/1/53 1,875,220 1,923,498
Pool # BX5986, 5.5000%, 3/1/53 4,962,067 5,105,217
Pool # BX8700, 5.5000%, 3/1/53 3,296,724 3,369,185
Pool # FA2190, 4.0000%, 4/1/53 38,248,585 36,611,991
Pool # BY0782, 5.5000%, 4/1/53 743,357 763,761
Pool # BY1896, 5.5000%, 5/1/53 1,363,926 1,393,697
Pool # BY0866, 5.5000%, 5/1/53 702,253 717,582
Pool # FS4356, 6.0000%, 5/1/53 6,904,952 7,108,818
Pool # BY0335, 6.0000%, 5/1/53 3,676,974 3,769,397
Pool # BY0338, 6.5000%, 5/1/53 1,913,480 1,994,609
Pool # BY0327, 6.5000%, 5/1/53 1,517,652 1,572,082
Pool # BY0337, 6.5000%, 5/1/53 5,865,381 6,122,506
Pool # FS9476, 4.0000%, 6/1/53 19,710,979 18,799,101
Pool # FS6257, 4.0000%, 6/1/53 25,758,475 24,574,788
Pool # BY0361, 6.5000%, 6/1/53 1,725,094 1,797,079
Pool # FA2446, 4.5000%, 7/1/53 33,655,142 33,091,845
Pool # FA1287, 4.5000%, 7/1/53 9,429,605 9,269,948
Pool # BY4134, 5.5000%, 7/1/53 11,073,713 11,257,880
Pool # BY8533, 6.5000%, 8/1/53 2,313,885 2,415,917
Pool # FS8881, 4.5000%, 9/1/53 41,096,059 40,617,150

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # BY5913, 5.5000%, 9/1/53 $ 2,331,300 $ 2,395,536
Pool # CB7112, 5.5000%, 9/1/53 20,439,887 20,994,760
Pool # DA1456, 5.5000%, 9/1/53 6,325,853 6,430,542
Pool # DA1468, 6.0000%, 9/1/53 5,924,027 6,127,113
Pool # DA0026, 6.0000%, 9/1/53 9,196,783 9,468,966
Pool # DA0036, 6.5000%, 9/1/53 3,229,692 3,372,107
Pool # DA1511, 5.5000%, 10/1/53 2,638,215 2,681,804
Pool # DA3522, 5.5000%, 10/1/53 924,394 939,667
Pool # DA1525, 6.0000%, 10/1/53 16,718,319 17,213,106
Pool # DA3538, 6.0000%, 10/1/53 2,556,895 2,632,568
Pool # DA3549, 6.5000%, 10/1/53 3,239,151 3,405,474
Pool # FS7252, 5.0000%, 11/1/53 145,351,107 145,218,612
Pool # DA5072, 6.5000%, 11/1/53 3,943,913 4,117,822
Pool # FS6236, 6.5000%, 11/1/53 11,041,221 11,514,199
Pool # DA5019, 6.5000%, 11/1/53 4,594,120 4,830,019
Pool # FS7117, 6.5000%, 2/1/54 10,449,535 10,897,167
Pool # CB8221, 5.5000%, 3/1/54 16,980,692 17,251,169
Pool # FS7397, 6.0000%, 3/1/54 6,897,237 7,100,932
Pool # DB3056, 5.5000%, 5/1/54 1,269,823 1,295,991
Pool # DB4017, 6.0000%, 5/1/54 6,623,146 6,818,747
Pool # CB8694, 6.0000%, 6/1/54 34,001,105 35,545,553
Pool # FA1129, 6.5000%, 6/1/54 23,523,944 24,521,322
Pool # FS8717, 6.0000%, 7/1/54 13,341,540 13,735,556
Pool # FA2033, 6.0000%, 7/1/54 135,672,019 139,960,271
Pool # FS8993, 6.0000%, 7/1/54 70,730,371 72,818,658
Pool # CB8995, 5.5000%, 8/1/54 1,032,787 1,050,373
Pool # FA1128, 6.5000%, 8/1/54 22,730,313 23,694,041
Pool # FS9116, 6.0000%, 9/1/54 16,745,520 17,240,065
Pool # FS9779, 5.5000%, 11/1/54 43,484,588 44,582,402
Pool # FS9788, 5.5000%, 11/1/54 29,311,119 29,817,903
Pool # CB9430, 5.5000%, 11/1/54 188,248,183 191,540,833
Pool # CB9613, 5.5000%, 12/1/54 48,172,422 49,015,005
Pool # DC7015, 5.5000%, 12/1/54 6,081,260 6,185,911
Pool # FA0576, 5.5000%, 1/1/55 36,146,851 37,105,520
Pool # FA0574, 5.5000%, 1/1/55 71,438,973 73,355,075
Pool # FA0470, 6.0000%, 1/1/55 12,462,371 12,830,422
Pool # DD3307, 6.0000%, 2/1/55 4,458,513 4,591,146
Pool # DD4221, 6.0000%, 2/1/55 2,300,088 2,368,512
Pool # DD5556, 6.0000%, 3/1/55 6,625,630 6,822,732
Pool # FA1549, 5.5000%, 5/1/55 17,783,796 18,248,974
Pool # FA1557, 6.0000%, 5/1/55 38,101,379 39,226,625
Pool # FA3105, 6.0000%, 5/1/55 34,141,479 35,023,991
Pool # FA1951, 6.0000%, 6/1/55 40,492,659 41,726,989
Pool # DE2839, 6.0000%, 6/1/55 2,659,557 2,740,628
Pool # DE1157, 6.0000%, 6/1/55 12,674,878 13,051,935
Pool # DE7795, 6.0000%, 8/1/55 3,998,130 4,120,004
Pool # DE7796, 6.0000%, 8/1/55 5,659,620 5,827,984
Pool # DE6043, 6.0000%, 8/1/55 12,488,162 12,859,665
Pool # CC0839, 6.0000%, 8/1/55 197,081,360 203,319,086
Pool # FA3025, 5.5000%, 9/1/55 87,817,759 90,077,568
Pool # CC1013, 5.5000%, 9/1/55 215,071,974 218,907,908
Pool # DE9377, 6.0000%, 9/1/55 4,702,843 4,825,949
Pool # DF0313, 6.0000%, 9/1/55 2,304,788 2,365,121

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2025
12 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # FA3191, 5.5000%, 10/1/55 $ 32,766,086 $ 33,586,220
Pool # FA3128, 5.5000%, 10/1/55 49,106,687 50,428,380
Pool # DF0998, 6.0000%, 10/1/55 1,855,094 1,903,654
FNMA, Other
Pool # AB9283, 3.0000%, 4/1/38 132,770 122,971
Pool # AB6280, 3.0000%, 9/1/42 194,980 178,569
Pool # MA1229, 3.0000%, 10/1/42 145,860 134,268
Pool # MA1327, 3.0000%, 1/1/43 240,351 220,121
Pool # AR9225, 3.0000%, 3/1/43 330,688 304,527
Pool # MA1447, 3.0000%, 5/1/43 77,582 71,445
Pool # AS8547, 3.0000%, 11/1/46 71,727 64,920
Pool # BF0167, 3.0000%, 2/1/57 1,390,765 1,215,650
Pool # BF0226, 3.5000%, 1/1/58 22,355,088 20,812,965
Pool # BF0598, 2.5000%, 3/1/62 44,358,435 37,376,497
Pool # BF0646, 2.5000%, 6/1/62 49,569,642 41,763,630
Pool # BF0698, 3.5000%, 12/1/62 34,514,856 31,592,333
Pool # BF0713, 4.0000%, 3/1/63 22,013,552 20,814,440
Pool # BF0731, 2.5000%, 6/1/63 15,178,421 12,779,960
Pool # BF0783, 3.5000%, 12/1/63 12,760,232 11,671,966
Pool # BF0801, 2.5000%, 4/1/64 19,477,065 16,382,161
Pool # BF0807, 3.5000%, 4/1/64 22,631,261 20,690,595
Pool # BF0806, 3.5000%, 4/1/64 18,300,410 16,770,901
FNMA, REMIC
3.0000%, 7/25/28 263,867 261,047
SOFR30A + 0.5145%, 4.6973%, 4/25/32
‡
16,851 16,794
SOFR30A + 0.6645%, 4.8473%, 4/25/32
‡
7,159 7,161
SOFR30A + 0.6145%, 4.7973%, 9/25/33
‡
8,047 8,039
SOFR30A + 0.4145%, 4.5973%, 10/25/35
‡
14,524 14,410
SOFR30A + 0.4645%, 4.6473%, 4/25/36
‡
55,306 54,897
SOFR30A + 0.6345%, 4.8173%, 9/25/37
‡
13,510 13,510
SOFR30A + 0.5145%, 4.6973%, 9/25/40
‡
6,155 6,133
SOFR30A + 53.7407%, 6.2806%, 10/25/40
‡
41,248 58,558
SOFR30A + 0.5445%, 4.7273%, 11/25/40
‡
9,438 9,399
SOFR30A + 0.5145%, 4.6973%, 9/25/42
‡
7,630 7,559
SOFR30A + 0.4645%, 4.6473%, 10/25/42
‡
91,687 90,636
SOFR30A + 3.8855%, 3.3321%, 11/25/42
‡
473,554 235,683
SOFR30A + 0.6145%, 4.7973%, 2/25/43
‡
24,242 24,184
SOFR30A + 0.8000%, 4.9828%, 9/25/52
‡
8,430,852 8,358,021
SOFR30A + 1.1000%, 5.2828%, 3/25/55
‡
157,030,627 157,280,731
SOFR30A + 1.2000%, 5.3828%, 3/25/55
‡
50,937,018 51,100,311
3.5000%, 1/25/61
~
18,892,656 4,068,259
FNMA/FHLMC UMBS, 30 Year, Single Family
2.0000%, TBA, 30 Year Maturity
^
402,248,255 326,330,333
2.5000%, TBA, 30 Year Maturity
^
1,711,613,894 1,452,672,386
3.0000%, TBA, 30 Year Maturity
^
688,979,354 610,315,136
4.5000%, TBA, 30 Year Maturity
^
153,700,000 149,814,771
5.0000%, TBA, 30 Year Maturity
^
265,391,000 264,058,737
5.5000%, TBA, 30 Year Maturity
^
80,000,000 80,829,600
6.5000%, TBA, 30 Year Maturity
^
139,226,000 144,147,639
FREMF Mortgage Trust , SOFR30A + 6.1145% , 10.4221% , 9/25/29 (144A)
‡
789,970 780,571
Galaxy Senior Participation Interest Trust 1 , 0.0000% , 7/31/26
¢,‡
13,792,254 13,865,988
GNMA
CME Term SOFR 1 Month + 0.5145%, 4.5463%, 8/16/29
‡
2,213 2,211

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GNMA - (continued)
CME Term SOFR 1 Month + 0.5145%, 4.5455%, 7/20/34
‡
$ 26,397 $ 26,334
CME Term SOFR 1 Month + 0.4145%, 4.4463%, 8/16/34
‡
18,764 18,674
CME Term SOFR 1 Month + 0.3145%, 4.3455%, 6/20/35
‡
15,901 15,726
CME Term SOFR 1 Month + 0.2645%, 4.2955%, 8/20/35
‡
18,776 18,539
CME Term SOFR 1 Month + 0.4145%, 4.4455%, 4/20/37
‡
7,036 6,970
CME Term SOFR 1 Month + 0.4245%, 4.4555%, 6/20/37
‡
19,391 19,224
CME Term SOFR 1 Month + 0.4345%, 4.4655%, 7/20/37
‡
30,474 30,193
CME Term SOFR 1 Month + 0.6145%, 4.6455%, 10/20/37
‡
10,071 10,042
CME Term SOFR 1 Month + 0.6145%, 4.6455%, 10/20/37
‡
24,178 24,107
CME Term SOFR 1 Month + 0.6145%, 4.6455%, 2/20/38
‡
39,881 39,820
CME Term SOFR 1 Month + 0.6145%, 4.6455%, 2/20/38
‡
19,503 19,474
CME Term SOFR 1 Month + 0.7145%, 4.7463%, 1/16/40
‡
6,858 6,875
CME Term SOFR 1 Month + 0.4645%, 4.4955%, 6/20/40
‡
364 362
CME Term SOFR 1 Month + 0.5445%, 4.5763%, 10/16/40
‡
22,175 22,157
0.0000%, 5/16/41
§
3,308,909 2,538,368
CME Term SOFR 1 Month + 0.4145%, 4.4455%, 7/20/41
‡
11,542 11,504
SOFR30A + 1.3000%, 5.4838%, 8/20/53
‡
4,799,866 4,818,943
GNMA II, 30 Year
Pool # MA5021, 4.5000%, 2/20/48 926,972 921,398
Pool # MA5192, 4.0000%, 5/20/48 218,173 210,334
Pool # MA5264, 4.0000%, 6/20/48 728,169 701,322
Pool # BF6874, 4.5000%, 7/20/48 127,023 125,248
Pool # BK5879, 4.5000%, 11/20/48 111,629 108,648
Pool # BK6072, 5.0000%, 1/20/49 9,055 9,142
GNMA II, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
^
443,715,414 384,076,513
3.0000%, TBA, 30 Year Maturity
^
203,159,962 182,701,144
3.5000%, TBA, 30 Year Maturity
^
147,859,377 135,296,209
4.0000%, TBA, 30 Year Maturity
^
114,954,688 108,671,380
4.5000%, TBA, 30 Year Maturity
^
127,692,488 124,579,728
5.0000%, TBA, 30 Year Maturity
^
411,201,194 409,803,521
5.5000%, TBA, 30 Year Maturity
^
183,586,000 185,080,390
GNMA II, Other
Pool # MA5753, 4.0000%, 2/20/49 145,834 136,615
Pool # MA5866, 4.0000%, 4/20/49 132,719 124,747
GS Mortgage-Backed Securities Trust , 4.1000% , 7/25/65 (144A)
Ç
14,337,660 14,000,589
Homeward Opportunities Fund Trust
7.1200%, 7/25/29 (144A)
Ç
17,261,000 17,304,296
5.4760%, 3/25/40 (144A)
Ç
12,500,000 12,556,209
5.2370%, 9/25/40 (144A)
Ç
4,682,000 4,693,035
J.P. Morgan Mortgage Trust , 5.5000% , 11/25/55 (144A)
Ç
30,167,475 30,284,139
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 6.3555%, 10/25/57 (144A)
‡
13,519,355 13,941,325
CME Term SOFR 1 Month + 2.6145%, 6.6055%, 10/25/57 (144A)
‡
1,983,012 2,044,439
JPMorgan Mortgage Trust , 3.0000% , 6/25/45 (144A)
‡
468,349 409,495
LHOME Mortgage Trust
7.0170%, 1/25/29 (144A)
Ç
6,341,000 6,370,431
7.1280%, 3/25/29 (144A)
Ç
5,293,684 5,333,977
6.9000%, 5/25/29 (144A)
Ç
9,960,000 10,062,357
6.0920%, 7/25/39 (144A)
Ç
6,870,000 6,893,536
5.7510%, 9/25/39 (144A)
Ç
9,325,000 9,371,147
5.2390%, 8/25/40 (144A)
Ç
4,000,000 4,013,335

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2025
14 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Mello Mortgage Capital Acceptance , 4.0000% , 4/25/54 (144A)
Ç
$ 7,379,026 $ 7,264,479
MHC Commercial Mortgage Trust , CME Term SOFR 1 Month + 0.9154% ,
4.9474% , 4/15/38 (144A)
‡
586,117 585,411
Morgan Stanley Residential Mortgage Loan Trust , 4.2500% , 2/25/65 (144A)
‡
5,882,000 5,719,908
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
2,750,000 2,770,074
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32 (144A)
Ç
39,304,919 39,842,826
OBX Trust , SOFR30A + 1.5000% , 5.6828% , 10/25/55 (144A)
‡
41,590,205 41,589,191
PMT Loan Trust , SOFR30A + 1.4000% , 5.6932% , 11/27/56 (144A)
‡
41,972,000 41,974,640
PRET LLC , 6.3677% , 4/25/55 (144A)
Ç
11,636,861 11,688,093
PRET Trust
4.0000%, 8/25/64 (144A)
Ç
6,591,675 6,463,790
4.1500%, 4/25/65 (144A)
Ç
22,960,123 22,374,413
4.0000%, 7/25/69 (144A)
Ç
15,445,378 15,097,932
4.1500%, 1/25/70 (144A)
Ç
12,962,000 12,612,846
PRPM LLC
5.7740%, 8/25/28 (144A)
Ç
7,221,181 7,217,879
5.7290%, 7/25/30 (144A)
Ç
14,990,433 14,972,506
3.7500%, 3/25/54 (144A)
Ç
2,429,903 2,390,702
3.2500%, 4/25/55 (144A)
Ç
6,340,491 6,089,372
3.0000%, 5/25/55 (144A)
Ç
8,708,852 8,186,462
5.2500%, 7/25/55 (144A)
Ç
2,380,125 2,369,786
5.2500%, 7/25/55 (144A)
Ç
1,700,000 1,684,390
5.2500%, 7/25/55 (144A)
Ç
15,752,667 15,848,869
4.5000%, 8/25/55 (144A)
Ç
5,331,211 5,279,289
Radian Mortgage Capital Trust , SOFR30A + 1.5500% , 5.7308% , 3/25/56 (144A)
‡
41,983,000 41,978,953
RCKT Mortgage Trust , 6.5150% , 6/25/43 (144A)
‡
4,190,511 4,209,682
Reach ABS Trust , 6.3000% , 2/18/31 (144A) 244,538 244,783
Saluda Grade Alternative Mortgage Trust
8.0000%, 4/25/29 (144A)
Ç
8,960,858 8,917,766
7.5000%, 2/25/30 (144A)
Ç
12,445,279 12,505,393
7.7620%, 4/25/30 (144A)
Ç
8,254,619 8,339,186
7.4390%, 7/25/30 (144A)
Ç
15,216,666 15,329,648
Saluds Grade Alternative Mortgage Trust , 5.3200% , 10/25/40 (144A)
Ç
7,388,000 7,369,543
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
652,557 581,792
4.0000%, 9/25/49 (144A)
‡
80,538 74,496
SREIT Trust , CME Term SOFR 1 Month + 1.1943% , 5.2265% , 11/15/38 (144A)
‡
4,194,207 4,183,308
Vontive Mortgage Trust , 6.5070% , 3/25/30 (144A)
Ç
15,444,000 15,717,544
Total Mortgage-Backed Securities (cost $10,577,398,193) 10,652,524,076
Investment Companies - 1.3%
Money Market Funds - 1.3%
Janus Henderson Cash Liquidity Fund LLC, 4.1200%
£,∞
(cost $83,275,230) 83,271,316 83,287,971
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 4.0500%
£,∞
83,800 83,800
Time Deposits - 0.0%
Royal Bank of Canada, 3.8500%, 11/3/25 20,950 20,950
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $104,750) 104,750
Total Investments (total cost $ 11,164,254,255 ) - 168.7% 11,242,244,309
Liabilities, net of Cash, Receivables and Other Assets - (68.7%) (4,577,022,680)
Net Assets - 100.0% $6,665,221,629

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 11,241,434,312 100.0%
Cayman Islands 809,997 0.0
Total $11,242,244,309 100.0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (40.4)%
Mortgage-Backed Securities - (40.4)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.5000%, TBA, 30 Year Maturity
^
$ (95,653,000) $ (88,151,700)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
^
(721,596,155) (684,575,386)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
^
(508,608,342) (495,751,740)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
^
(384,287,826) (382,358,701)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
^
(486,618,400) (491,664,633)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.0000%, TBA, 30 Year Maturity
^
(490,162,167) (501,205,521)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.5000%, TBA, 30 Year Maturity
^
(46,251,000) (47,885,973)
Total Securities Sold Short (proceeds $2,685,658,748) $ (2,691,593,654)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (2,691,593,654) 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/25
............. Shares
Held at
10/31/25
Dividend
Income
Investment Company - 1.3%
Money Market Funds - 1.3%
Janus Henderson
Cash Liquidity Fund
LLC, 4.1200%
∞
$ 199,745,278 $ 7,947,768,895 $ (8,064,221,359) $ (17,584) $ 12,741 $ 83,287,971 83,271,316 $ 5,261,672
Investments Purchased
with Cash Collateral
from Securities Lending
- 0.0%
Investment Companies - 0.0%
Janus Henderson
Cash Collateral Fund
LLC, 4.0500%
∞
– 3,053,642 (2,969,842) – – 83,800 83,800 726
Δ
Total Affiliated
Investments - 1.3% $199,745,278 $7,950,822,537 $(8,067,191,201) $(17,584) $12,741 $83,371,771 $5,262,398

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2025
16 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2025.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the year ended October 31, 2025.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Depreciation
Futures Long:
U.S. Treasury 5 Year Notes 3,000 12/31/25 $ 327,632,814 $ (211,977)
Total - Futures Long (211,977)
Futures Short:
U.S. Treasury 10 Year Notes 230 12/19/25 (25,914,531) (99,447)
U.S. Treasury 10 Year Ultra Bonds 1,271 12/19/25 (146,780,641) (1,136,541)
U.S. Treasury Ultra Bonds 309 12/19/25 (37,475,906) (1,429,442)
Total - Futures Short (2,665,430)
Total $(2,877,407)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2025
Interest Rate
Contracts Total
Liability Derivatives:
*
Futures contracts $ 2,877,407 $ 2,877,407
Total Liability Derivatives $ 2,877,407 $ 2,877,407
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on . In the Statement of Assets and
Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation
(depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Year Ended October 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $ — $ (10,360,634) $ (10,360,634)
Swap contracts (2,291,279) — (2,291,279)
Total $ (2,291,279) $ (10,360,634) $ (12,651,913)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $ — $ 6,305,138 $ 6,305,138
Swap contracts 689,896 — 689,896
Total $ 689,896 $ 6,305,138 $ 6,995,034

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Offsetting of Financial Assets and Derivative Assets
Average Ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2025
Futures contracts:
Average notional amount of contracts - long $556,840,934
Average notional amount of contracts - short 224,374,620
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 102,501 $ — $ (102,501) $ —
(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b)
Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
18 October 31, 2025
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended October 31, 2025 is
$13,865,988, which represents 0.2% of net assets.
# Loaned security; a portion of the security is on loan at October 31, 2025.
∞ Rate shown is the 7-day yield as of October 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ Variable or floating rate security. Rate shown is the current rate as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2025 is $1,429,317,217 which represents 21.4% of net assets.
~ IO – Interest Only
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
Janus Detroit Street Trust 19
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 496,927,654 $ — $ 496,927,654
Corporate Bond — 9,399,858 — 9,399,858
Mortgage-Backed Securities — 10,638,658,088 13,865,988 10,652,524,076
Investment Companies — 83,287,971 — 83,287,971
Investments Purchased with Cash
Collateral from Securities Lending — 104,750 — 104,750
Total Assets $ — $ 11,228,378,321 $ 13,865,988 $ 11,242,244,309
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 2,691,593,654 $ — $ 2,691,593,654
Other Financial Instruments
(a)
:
Futures Contracts $ 2,877,407 $ — $ — $ 2,877,407
Total Liabilities $ 2,877,407 $ 2,691,593,654 $ — $ 2,694,471,061
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Mortgage-Backed Securities ETF
Statement of Assets and Liabilities
October 31, 2025
20 October 31, 2025
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $11,080,895,225)
(1)
$ 11,158,872,538
Affiliated investments, at value (cost $83,359,030) 83,371,771
Due from broker for futures 2,830,000
Receivable for variation margin on futures contracts 723,545
Receivables:
TBA investments sold 2,912,177,322
Interest 24,150,810
Collateral for To be Announced Transactions 5,832,995
Total Assets 14,187,958,981
Liabilities:
TBA sales commitments, at value (proceeds $2,685,658,748) 2,691,593,654
Collateral on securities loaned (Note 3) 104,750
Due to custodian 4,095,237
Payables:
Investments purchased 37,797,795
TBA investments purchased 4,787,972,681
Management fees 1,173,235
Total Liabilities 7,522,737,352
Commitments and contingent liabilities
Net Assets $ 6,665,221,629
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 6,673,540,457
Total distributable earnings (loss) (8,318,828)
Total Net Assets $ 6,665,221,629
Net Assets $ 6,665,221,629
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 145,450,000
Net Asset Value Per Share $ 45 .82
(1) Includes $102,501 of securities on loan. See Note 3 in Notes to Financial Statements.

Janus Henderson Mortgage-Backed Securities ETF
Statement of Operations
For the year ended October 31, 2025
Janus Detroit Street Trust 21
See Notes to Financial Statements.
Investment Income:
Interest $ 285,047,141
Dividends from affiliates 5,261,672
Affiliated securities lending income, net     726
Unaffiliated securities lending income, net 185
Total Investment Income 290,309,724
Expenses:
Management Fees 11,588,451
Total Expenses 11,588,451
Net Investment Income/(Loss) 278,721,273
Net Realized Gain/(Loss) on Investments:
Investments $ 19,132,004
Investments in affiliates (17,584)
TBA sales commitments (14,838,191)
Futures contracts (10,360,634)
Swap contracts (2,291,279)
Total Net Realized Gain/(Loss) on Investments $ (8,375,684)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 167,754,313
Investments in affiliates 12,741
TBA sales commitments (29,818,034)
Futures contracts 6,305,138
Swap contracts 689,896
Total Change in Unrealized Net Appreciation/Depreciation $ 144,944,054
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 415,289,643

Janus Henderson Mortgage-Backed Securities ETF
Statements of Changes in Net Assets
22 October 31, 2025
See Notes to Financial Statements.
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations:
Net investment income/(loss) $ 278,721,273 $ 209,652,872
Net realized gain/(loss) on investments (8,375,684) 86,182,589
Change in unrealized net appreciation/depreciation 144,944,054 39,656,277
Net Increase/(Decrease) in Net Assets Resulting from Operations 415,289,643 335,491,738
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (288,177,540) (194,947,817)
Net Decrease from Dividends and Distributions to Shareholders (288,177,540) (194,947,817)
Capital Share Transactions 1,838,995,906 2,552,451,886
Net Increase/(Decrease) in Net Assets 1,966,108,009 2,692,995,807
Net Assets: — —
Beginning of Year   4,699,113,620 2,006,117,813
End of Year $ 6,665,221,629 $ 4,699,113,620

Janus Henderson Mortgage-Backed Securities ETF
Financial Highlights
Janus Detroit Street Trust 23
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $44.97 $42.17 $44.25 $52.94 $53.58
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
2.30 2.42 2.18 0.92 0.66
Net realized and unrealized gain/(loss) 0.98 2.68 (2.33) (8.73) (0.19)
Total from Investment Operations 3.28 5.10 (0.15) (7.81) 0.47
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (2.43) (2.30) (1.93) (0.88) (1.00)
Distributions (from capital gains) — — — — (0.11)
Total Dividends and Distributions (2.43) (2.30) (1.93) (0.88) (1.11)
Net Asset Value, End of Period $45.82 $44.97 $42.17 $44.25 $52.94
Total Return 7.56% 12.23% (0.57)% (14.89)% 0.88%
Net assets, End of Period (in thousands) $6,665,222 $4,699,114 $2,006,118 $776,603 $848,374
Ratios to Average Net Assets
Ratio of Gross Expenses 0.21% 0.22% 0.26% 0.28% 0.28%
Ratio of Net Investment Income/(Loss) 5.14% 5.37% 4.83% 1.86% 1.24%
Portfolio Turnover Rate
(2)(3)
102% 57% 48% 143% 162%
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(3) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
24 October 31, 2025
1. Organization and Significant Accounting Policies
Janus Henderson Mortgage-Backed Securities ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fifteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks a high level of total return consisting of income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the year ended October 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the year:
Financial assets of $13,865,988 were transferred out of Level 2 into Level 3 since the current market for the securities'
previously quoted prices are now considered inactive.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
26 October 31, 2025
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
28 October 31, 2025
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for hedging purposes. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third-party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the year, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
There were no credit default swaps held as of October 31, 2025.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
30 October 31, 2025
one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 31
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Fund enters into a Master Securities Forward
Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the
Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Fund’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
32 October 31, 2025
foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 33
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of October 31,
2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $102,501 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of October 31, 2025 is $104,750, resulting in the net amount due to the counterparty of $2,249.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was
0.21% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate 0.22% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least through February 28, 2026. The previous expense limit for the period from February 29, 2024 through February 28, 2025 was 0.23%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement
of Operations.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
34 October 31, 2025
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2025, the Adviser owned 8,341 shares or 0.01% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2025 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$27,695,955 $— $(107,080,785) $— $(5,934,905) $77,000,907

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 35
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, amortization on bonds, and investments in partnerships.
Information on the tax components of derivatives as of October 31, 2025 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
Capital Loss Carryover Schedule
For the year ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(64,506,128) $(42,574,657) $(107,080,785)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$11,165,243,402 $88,831,012 $(11,830,105) $77,000,907
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$(2,688,536,156) $575,305 $(6,510,210) $(5,934,905)
For the year ended October 31, 2025
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$288,177,540 $— $— $—
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$194,947,817 $— $— $—
Year Ended October 31, 2025 Year Ended October 31, 2024
Shares Amount Shares Amount
Shares sold 47,350,000 $ 2,123,865,835 57,325,000 $ 2,570,805,671
Shares repurchased (6,400,000) (284,869,929) (400,000) (18,353,785)
Net Increase/(Decrease) 40,950,000 $ 1,838,995,906 56,925,000 $ 2,552,451,886

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
36 October 31, 2025
For the year ended  October 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
For the year ended October 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income
Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after
December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$7,371,376,553 $5,489,995,788 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$19,578,039 $— $— $—

Janus Henderson Mortgage-Backed Securities ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 37
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Mortgage-Backed Securities
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Mortgage-Backed Securities ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 19, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Mortgage-Backed Securities ETF
Designation Requirements
(unaudited)
38 October 31, 2025
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2025:
Qualified Interest Income Percentage 98.36%

Janus Henderson Mortgage-Backed Securities ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 39
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93085 12-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2025
Janus Henderson AAA CLO ETF
Janus Detroit Street Trust

Janus Henderson AAA CLO ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 100 .4%
1988 CLO 1 Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3600%, 5.2645%,
10/15/39 (144A)
‡
$ 133,000,000 $ 133,344,084
1988 CLO 2 Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.2000%, 5.1045%,
4/15/38 (144A)
‡
89,620,000 89,721,091
37 Capital CLO 3 Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.5000%,
5.4045%, 7/15/38 (144A)
‡
10,000,000 10,036,518
522 Funding CLO Ltd. 2020-6A A1R2, CME Term SOFR 3 Month + 1.2000%,
5.0598%, 10/23/34 (144A)
‡
16,000,000 16,012,442
720 East CLO VII Ltd. 2025-7A A1, CME Term SOFR 3 Month + 1.0600%,
4.9444%, 4/20/37 (144A)
‡
127,820,000 127,701,345
720 East CLO VIII Ltd. 2025-8A A1, CME Term SOFR 3 Month + 1.3100%,
5.3892%, 7/20/38 (144A)
‡
30,942,613 31,014,486
AB BSL CLO 1 Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.3700%,
5.2745%, 1/15/35 (144A)
‡
28,500,000 28,500,000
AB BSL CLO 1 Ltd. 2020-1A A1R2, CME Term SOFR 3 Month + 1.2500%,
0.0000%, 10/15/38 (144A)
†,‡
175,000,000 175,047,950
AB BSL CLO 5 Ltd. 2024-5A A1, CME Term SOFR 3 Month + 1.3600%, 5.2444%,
1/20/38 (144A)
‡
70,000,000 70,196,469
AB BSL CLO 6 Ltd. 2025-6A A, CME Term SOFR 3 Month + 1.4300%, 5.3144%,
7/20/37 (144A)
‡
100,000,000 100,221,700
AGL CLO 16 Ltd. 2021-16A AR, CME Term SOFR 3 Month + 0.9500%, 4.8344%,
1/20/35 (144A)
‡
143,394,000 143,250,721
AGL CLO 17 Ltd. 2022-17A AR, CME Term SOFR 3 Month + 0.9500%, 4.8200%,
1/21/35 (144A)
‡
131,858,000 131,726,155
AGL CLO 23 Ltd. 2022-23A A1R, CME Term SOFR 3 Month + 1.1500%, 5.0344%,
4/20/38 (144A)
‡
78,100,000 78,062,731
AGL CLO 26 Ltd. 2023-26A A2R, CME Term SOFR 3 Month + 1.5500%,
5.4200%, 10/21/38 (144A)
‡
15,000,000 15,059,709
AGL CLO 30 Ltd. 2024-30RA A1, CME Term SOFR 3 Month + 1.5300%,
5.4000%, 4/21/37 (144A)
‡
26,000,000 26,077,987
AGL CLO 32 Ltd. 2024-32A A1, CME Term SOFR 3 Month + 1.3800%, 5.2500%,
7/21/37 (144A)
‡
10,000,000 10,021,921
AGL CLO 34 Ltd. 2024-34A A1, CME Term SOFR 3 Month + 1.3400%, 5.1973%,
1/22/38 (144A)
‡
10,000,000 10,026,418
AGL CLO 37 Ltd. 2024-37A A1, CME Term SOFR 3 Month + 1.2400%, 5.0974%,
4/22/38 (144A)
‡
35,151,724 35,210,287
AGL CLO 40 Ltd. 2025-40A A1, CME Term SOFR 3 Month + 1.2400%, 5.0974%,
7/22/38 (144A)
‡
20,000,000 20,034,600
AGL CLO 42 Ltd. 2025-42A A1, CME Term SOFR 3 Month + 1.3000%, 5.5692%,
7/22/38 (144A)
‡
23,675,000 23,721,308
AGL Core CLO 2 Ltd. 2019-2A A1R, CME Term SOFR 3 Month + 1.4600%,
5.3444%, 7/20/37 (144A)
‡
85,000,000 85,294,840
AGL Core CLO 38 Ltd. 2025-38A A1, CME Term SOFR 3 Month + 1.2400%,
5.0974%, 1/22/38 (144A)
‡
82,500,000 82,635,547
AIMCO CLO 2018-AA AR, CME Term SOFR 3 Month + 1.3100%, 5.1916%,
10/17/37 (144A)
‡
75,800,000 75,945,233
AIMCO CLO 2017-AA AR2, CME Term SOFR 3 Month + 1.1400%, 5.0244%,
1/20/38 (144A)
‡
21,310,000 21,295,439
AIMCO CLO 2015-AA A1R4, CME Term SOFR 3 Month + 1.2500%, 5.1316%,
10/17/38 (144A)
‡
84,330,000 84,456,495
Aimco CLO 14 Ltd. 2021-14A A1R, CME Term SOFR 3 Month + 1.2200%,
5.1375%, 10/20/38 (144A)
‡
20,000,000 20,024,578
Aimco CLO 20 Ltd. 2023-20A A1R, CME Term SOFR 3 Month + 1.2100%,
5.1036%, 10/16/38 (144A)
‡
88,000,000 88,109,111

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
4 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
AIMCO CLO 23 Ltd. 2025-23A A, CME Term SOFR 3 Month + 1.1300%, 5.0144%,
4/20/38 (144A)
‡
$ 21,750,000 $ 21,736,985
Allegro CLO XIII Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3400%,
5.2244%, 7/20/38 (144A)
‡
30,995,724 31,067,293
Allegro CLO XIV Ltd. 2021-2A A1R, CME Term SOFR 3 Month + 1.3400%,
5.2445%, 10/15/37 (144A)
‡
10,000,000 10,025,737
Allegro CLO XVIII Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3800%,
5.2380%, 1/25/38 (144A)
‡
42,100,000 42,218,259
AMMC CLO 24 Ltd. 2021-24A AR, CME Term SOFR 3 Month + 1.2000%,
5.0844%, 1/20/35 (144A)
‡
32,400,000 32,401,166
AMMC CLO 25 Ltd. 2022-25A A1R2, CME Term SOFR 3 Month + 1.3000%,
5.2045%, 10/15/38 (144A)
‡
94,100,000 94,341,988
AMMC CLO 26 Ltd. 2023-26A A1R, CME Term SOFR 3 Month + 1.2700%,
5.1745%, 4/15/36 (144A)
‡
167,750,000 167,993,003
AMMC CLO 27 Ltd. 2022-27A A1R, CME Term SOFR 3 Month + 1.0800%,
4.9644%, 1/20/37 (144A)
‡
143,150,000 143,020,950
AMMC CLO 30 Ltd. 2024-30A A2, CME Term SOFR 3 Month + 1.9500%,
5.8545%, 1/15/37 (144A)
‡
8,000,000 8,033,494
Anchorage Capital CLO 13 LLC 2019-13A ARR, CME Term SOFR 3 Month +
1.2700%, 5.1745%, 4/15/38 (144A)
‡
95,300,000 95,412,054
Anchorage Capital CLO 15 Ltd. 2020-15A A1R2, CME Term SOFR 3 Month +
1.4100%, 5.6210%, 7/20/38 (144A)
‡
110,000,000 110,316,349
Anchorage Capital CLO 16 Ltd. 2020-16A A1R2, CME Term SOFR 3 Month +
1.2500%, 5.1344%, 1/19/38 (144A)
‡
236,875,000 237,276,029
Anchorage Capital CLO 17 Ltd. 2021-17A A1R, CME Term SOFR 3 Month +
1.2300%, 5.1345%, 2/15/38 (144A)
‡
207,000,000 207,260,861
Anchorage Capital CLO 24 Ltd. 2022-24A A2R, CME Term SOFR 3 Month +
1.6500%, 5.5545%, 7/15/37 (144A)
‡
18,000,000 18,047,799
Anchorage Capital CLO 30 Ltd. 2024-30A A1, CME Term SOFR 3 Month +
1.3000%, 5.1844%, 1/20/37 (144A)
‡
35,000,000 35,048,986
Anchorage Capital CLO 6 Ltd. 2015-6A AR4, CME Term SOFR 3 Month +
1.3700%, 5.6404%, 7/22/38 (144A)
‡
34,500,000 34,576,373
Anchorage Capital CLO 9 Ltd. 2016-9A AR3, CME Term SOFR 3 Month +
1.4500%, 5.3545%, 7/15/37 (144A)
‡
10,000,000 10,035,915
Apex Credit CLO 12 Ltd. 2025-12A A1, CME Term SOFR 3 Month + 1.2700%,
5.1544%, 4/20/38 (144A)
‡
12,800,000 12,814,074
Apex Credit CLO LLC 2020-2A AR, CME Term SOFR 3 Month + 1.4600%,
5.5795%, 10/20/38 (144A)
‡
73,750,000 74,003,029
Apex Credit CLO Ltd. 2021-1A ANR, CME Term SOFR 3 Month + 1.2200%,
5.1044%, 7/18/34 (144A)
‡
12,100,000 12,100,000
Apex Credit CLO Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.8000%,
5.6844%, 4/20/36 (144A)
‡
15,000,000 15,034,582
Apex Credit CLO Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.5200%,
5.3780%, 7/25/37 (144A)
‡
66,050,000 66,257,238
Apidos CLO LIII 2025-53A A1, CME Term SOFR 3 Month + 1.3200%, 5.2044%,
7/20/38 (144A)
‡
23,450,000 23,509,167
Apidos CLO Xxv 2016-25A A1R3, CME Term SOFR 3 Month + 1.1400%, 5.0244%,
1/20/37 (144A)
‡
147,155,000 147,066,707
Apidos CLO XXXVII 2021-37A A, CME Term SOFR 3 Month + 1.3916%, 5.2490%,
10/22/34 (144A)
‡
20,900,000 20,913,125
Ares LIII CLO Ltd. 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.1454%,
10/24/36 (144A)
‡
253,955,000 254,144,527
Ares LIII CLO Ltd. 2019-53A A2R, CME Term SOFR 3 Month + 1.5000%,
5.3654%, 10/24/36 (144A)
‡
13,000,000 13,019,172

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
ARES Loan Funding II Ltd. 2022-ALF2A A1R2, CME Term SOFR 3 Month +
1.2500%, 5.4295%, 10/20/38 (144A)
‡
$ 130,000,000 $ 130,139,880
Ares Loan Funding IX Ltd. 2025-ALF9A A1, CME Term SOFR 3 Month + 1.1800%,
5.0845%, 3/31/38 (144A)
‡
154,500,000 154,440,255
Ares Loan Funding VIII Ltd. 2024-ALF8 A1, CME Term SOFR 3 Month + 1.2500%,
5.1154%, 1/24/38 (144A)
‡
243,440,000 243,877,218
Ares LV CLO Ltd. 2020-55A A1R2, CME Term SOFR 3 Month + 1.3700%,
5.2745%, 10/15/37 (144A)
‡
39,250,000 39,357,773
Ares LXIII CLO Ltd. 2022-63A A1R, CME Term SOFR 3 Month + 1.3100%,
5.5931%, 10/15/38 (144A)
‡
27,800,000 27,872,758
Ares LXIV CLO Ltd. 2022-64A AR, CME Term SOFR 3 Month + 1.3600%,
5.2645%, 10/24/39 (144A)
‡
15,000,000 15,037,075
Ares LXIX CLO Ltd. 2024-69A A2, CME Term SOFR 3 Month + 1.7000%,
5.6045%, 4/15/36 (144A)
‡
17,500,000 17,551,149
Ares LXVI CLO Ltd. 2022-66A A1R2, CME Term SOFR 3 Month + 1.2700%,
5.3284%, 10/25/38 (144A)
‡
23,350,000 23,382,067
Ares LXVII CLO Ltd. 2022-67A A1R, CME Term SOFR 3 Month + 1.1900%,
5.0480%, 1/25/38 (144A)
‡
59,500,000 59,509,062
Ares LXXII CLO Ltd. 2024-72A A2, CME Term SOFR 3 Month + 1.5800%,
5.4845%, 7/15/36 (144A)
‡
24,500,000 24,555,747
Ares LXXIV CLO Ltd. 2024-74A A2, CME Term SOFR 3 Month + 1.5500%,
5.4545%, 10/15/36 (144A)
‡
22,500,000 22,548,060
Ares XLIII CLO Ltd. 2017-43A A2R2, CME Term SOFR 3 Month + 1.6000%,
5.5045%, 1/15/38 (144A)
‡
5,000,000 5,012,237
Ares XXXIX CLO Ltd. 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%,
5.3044%, 7/18/37 (144A)
‡
15,250,000 15,289,437
Arini US CLO I Ltd. 1A A, CME Term SOFR 3 Month + 1.5000%, 5.4045%,
4/15/38 (144A)
‡
10,000,000 10,034,846
Arini US CLO II Ltd. 2A A, CME Term SOFR 3 Month + 1.4000%, 5.6871%,
3/31/38 (144A)
‡
39,170,000 39,252,022
Atlantic Avenue Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.6500%, 5.5344%,
4/20/37 (144A)
‡
50,000,000 50,199,275
Atlas Senior Loan Fund XVII Ltd. 2021-17A AR, CME Term SOFR 3 Month +
1.0600%, 4.9444%, 10/20/34 (144A)
‡
19,100,000 19,083,373
Atlas Senior Loan Fund XVIII Ltd. 2021-18A A1R, CME Term SOFR 3 Month +
1.1100%, 4.9944%, 1/18/35 (144A)
‡
37,000,000 36,982,462
Atrium XIV LLC 14A A2RR, CME Term SOFR 3 Month + 1.6100%, 5.5036%,
10/16/37 (144A)
‡
35,200,000 35,285,385
Atrium XV 15A A2RR, CME Term SOFR 3 Month + 1.5900%, 5.4836%, 7/16/37
(144A)
‡
47,250,000 47,361,836
Bain Capital Credit CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 0.9400%,
4.8244%, 4/18/34 (144A)
‡
57,450,000 57,392,550
Bain Capital Credit CLO Ltd. 2017-2A A2R3, CME Term SOFR 3 Month +
1.6000%, 5.4580%, 7/25/37 (144A)
‡
15,040,000 15,075,759
Bain Capital Credit CLO Ltd. 2022-1A A2R, CME Term SOFR 3 Month + 1.5000%,
5.3844%, 10/18/38 (144A)
‡
16,500,000 16,538,122
Bain Capital Credit CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%,
5.1754%, 10/24/38 (144A)
‡
34,275,000 34,363,580
Balboa Bay Loan Funding Ltd. 2021-1A AR, CME Term SOFR 3 Month +
0.9900%, 4.8744%, 7/20/34 (144A)
‡
244,000,000 243,797,724
Balboa Bay Loan Funding Ltd. 2020-1A A1RR, CME Term SOFR 3 Month +
1.2900%, 5.1744%, 10/20/35 (144A)
‡
14,130,000 14,140,778
Balboa Bay Loan Funding Ltd. 2020-1A A2RR, CME Term SOFR 3 Month +
1.6200%, 5.5044%, 10/20/35 (144A)
‡
16,000,000 16,032,981

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
6 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Balboa Bay Loan Funding Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.1900%,
5.0744%, 4/20/37 (144A)
‡
$ 175,000,000 $ 175,054,250
Balboa Bay Loan Funding Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.3300%,
5.2144%, 1/20/38 (144A)
‡
10,000,000 10,024,442
Ballyrock CLO 14 Ltd. 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%,
5.2644%, 7/20/37 (144A)
‡
100,000 100,264
Ballyrock CLO 15 Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3300%,
5.2345%, 1/15/38 (144A)
‡
10,050,000 10,074,282
Ballyrock CLO 25 Ltd. 2023-25A A1AR, CME Term SOFR 3 Month + 1.1800%,
5.0380%, 1/25/38 (144A)
‡
26,100,000 26,101,845
Ballyrock CLO 26 Ltd. 2024-26A A1A, CME Term SOFR 3 Month + 1.5100%,
5.3680%, 7/25/37 (144A)
‡
22,250,000 22,329,648
Ballyrock CLO Ltd. 2019-2A A1R3, CME Term SOFR 3 Month + 1.2400%,
5.1290%, 10/25/38 (144A)
‡
125,000,000 125,118,575
Barings CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.1300%, 5.0144%,
4/20/38 (144A)
‡
53,000,000 52,965,900
Barings CLO Ltd. 2019-1A AR2, CME Term SOFR 3 Month + 1.2500%, 5.1724%,
10/15/38 (144A)
‡
125,000,000 125,163,875
Barings CLO Ltd. 2025-5A A1, CME Term SOFR 3 Month + 1.2700%, 5.2407%,
10/15/38 (144A)
‡
26,000,000 26,038,480
Barings CLO Ltd. 2025-4A A2, CME Term SOFR 3 Month + 1.5200%, 5.4869%,
10/15/40 (144A)
‡
18,000,000 18,046,183
Barings Loan Partners CLO 5 Ltd. LP-5A A, CME Term SOFR 3 Month + 1.2200%,
5.1044%, 1/20/35 (144A)
‡
74,219,313 74,219,313
Barrow Hanley CLO I Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3400%,
5.2244%, 1/20/38 (144A)
‡
70,000,000 70,159,537
Barrow Hanley CLO III Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.8200%,
5.7044%, 4/20/37 (144A)
‡
12,000,000 12,042,079
Battery Park CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.4000%,
5.3045%, 7/15/36 (144A)
‡
34,140,000 34,206,914
BBAM US CLO I Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.2000%,
5.1045%, 3/30/38 (144A)
‡
117,550,000 117,685,300
BBAM US CLO III Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.1700%,
5.1116%, 10/15/38 (144A)
‡
125,000,000 125,007,787
Beechwood Park CLO Ltd. 2019-1A A2R, CME Term SOFR 3 Month + 1.5000%,
5.3816%, 1/17/35 (144A)
‡
10,000,000 10,012,286
Benefit Street Partners CLO 43 Ltd. 2025-43A A, CME Term SOFR 3 Month +
1.2700%, 5.1875%, 10/20/38 (144A)
‡
12,500,000 12,522,085
Benefit Street Partners CLO XII-B Ltd. 2017-12BRA A, CME Term SOFR 3 Month
+ 1.3700%, 5.2745%, 10/15/37 (144A)
‡
113,841,000 114,144,933
Benefit Street Partners CLO XV Ltd. 2018-15A A1R, CME Term SOFR 3 Month +
1.3900%, 5.2945%, 7/15/37 (144A)
‡
10,000,000 10,020,051
Benefit Street Partners CLO XXI Ltd. 2020-21A A2R, CME Term SOFR 3 Month +
1.6616%, 5.5662%, 10/15/34 (144A)
‡
5,000,000 5,010,448
Benefit Street Partners CLO XXV Ltd. 2021-25A A1R, CME Term SOFR 3 Month +
1.0000%, 4.9045%, 1/15/35 (144A)
‡
147,500,000 147,401,750
Benefit Street Partners CLO XXXII Ltd. 2023-32A AR, CME Term SOFR 3 Month +
1.2100%, 5.0702%, 10/25/38 (144A)
‡
125,000,000 125,025,000
Birch Grove CLO 11 Ltd. 2024-11A A1, CME Term SOFR 3 Month + 1.3600%,
5.2174%, 1/22/38 (144A)
‡
141,000,000 141,400,130
Birch Grove CLO 12 Ltd. 2025-12A A1, CME Term SOFR 3 Month + 1.1700%,
5.0273%, 4/22/38 (144A)
‡
32,500,000 32,495,535
Birch Grove CLO 6 Ltd. 2023-6A A1R, CME Term SOFR 3 Month + 1.3800%,
5.7509%, 7/20/37 (144A)
‡
46,000,000 46,096,904

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
BlueMountain CLO XXV Ltd. 2019-25A A1RR, CME Term SOFR 3 Month +
1.3500%, 5.2545%, 1/15/38 (144A)
‡
$ 104,380,000 $ 104,632,245
BlueMountain CLO XXXII Ltd. 2021-32A AR, CME Term SOFR 3 Month + 1.1000%,
5.0045%, 10/15/34 (144A)
‡
109,700,000 109,646,104
BlueMountain CLO XXXIII Ltd. 2021-33A A1R, CME Term SOFR 3 Month +
1.3600%, 5.2775%, 10/20/38 (144A)
‡
23,250,000 23,302,312
BlueMountain CLO XXXV Ltd. 2022-35A A1R, CME Term SOFR 3 Month +
1.4200%, 5.2774%, 10/22/37 (144A)
‡
63,450,000 63,625,833
Brant Point CLO Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.8000%,
6.0035%, 2/20/37 (144A)
‡
8,200,000 8,228,193
Brant Point CLO Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3800%,
5.2380%, 7/26/38 (144A)
‡
12,600,000 12,629,046
Bridge Street CLO V Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.2200%,
5.1044%, 4/20/38 (144A)
‡
16,250,000 16,271,502
Bryant Park Funding Ltd. 2025-26A A, CME Term SOFR 3 Month + 1.2000%,
5.0844%, 4/20/38 (144A)
‡
23,000,000 23,025,341
Canyon Capital CLO Ltd. 2019-2A AR2, CME Term SOFR 3 Month + 1.0100%,
4.9145%, 10/15/34 (144A)
‡
140,200,000 140,031,760
Canyon Capital CLO Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 1.1800%,
5.0845%, 4/15/38 (144A)
‡
13,500,000 13,501,249
Capital Four US CLO III Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 1.2600%,
5.1300%, 4/21/38 (144A)
‡
25,000,000 25,029,005
Carlyle US CLO Ltd. 2022-4A A2R, CME Term SOFR 3 Month + 1.5700%,
5.4280%, 7/25/36 (144A)
‡
16,150,000 16,186,200
Carlyle US CLO Ltd. 2019-2A AR2, CME Term SOFR 3 Month + 1.3600%,
5.2645%, 10/15/37 (144A)
‡
61,860,000 62,013,283
Carlyle US CLO Ltd. 2022-5A A2R, CME Term SOFR 3 Month + 1.6000%,
5.5045%, 10/15/37 (144A)
‡
25,000,000 25,060,130
Carlyle US CLO Ltd. 2021-6A A1R, CME Term SOFR 3 Month + 1.2900%,
5.1945%, 1/15/38 (144A)
‡
53,400,000 53,505,321
Carlyle US CLO Ltd. 2021-10A A1R, CME Term SOFR 3 Month + 1.3100%,
5.1944%, 1/20/38 (144A)
‡
174,750,000 175,097,053
Carlyle US CLO Ltd. 2021-7A A1R, CME Term SOFR 3 Month + 1.2000%,
5.1045%, 4/15/38 (144A)
‡
84,100,000 84,192,762
Carlyle US CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.2300%,
5.1345%, 10/15/38 (144A)
‡
15,000,000 15,019,887
Carlyle US CLO Ltd. 2021-8A A1R, CME Term SOFR 3 Month + 1.2700%,
5.2517%, 10/15/38 (144A)
‡
75,000,000 75,125,490
Carlyle US CLO Ltd. 2025-5A A2, CME Term SOFR 3 Month + 1.4500%,
0.0000%, 1/15/39 (144A)
†,‡
7,500,000 7,500,000
CarVal CLO VII-C Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.4400%,
5.3244%, 7/20/37 (144A)
‡
10,000,000 10,028,000
CBAM Ltd. 2019-11RA A2, CME Term SOFR 3 Month + 1.7616%, 5.6460%,
1/20/35 (144A)
‡
13,889,000 13,923,271
CBAM Ltd. 2017-1A AR2, CME Term SOFR 3 Month + 1.3900%, 5.2744%,
1/20/38 (144A)
‡
162,000,000 162,418,462
CBAM Ltd. 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.4523%,
10/17/38 (144A)
‡
38,000,000 38,092,758
CBAMR Ltd. 2021-14A A1R, CME Term SOFR 3 Month + 1.2800%, 5.2356%,
10/20/38 (144A)
‡
101,450,000 101,626,787
Cedar Funding II CLO Ltd. 2013-1A AR3, CME Term SOFR 3 Month + 1.3100%,
5.3975%, 7/22/38 (144A)
‡
15,695,000 15,735,863
Cedar Funding IV CLO Ltd. 2014-4A AR3, CME Term SOFR 3 Month + 1.3400%,
5.1998%, 1/23/38 (144A)
‡
126,075,000 126,373,899

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
8 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Cedar Funding IX CLO Ltd. 2018-9A AR, CME Term SOFR 3 Month + 1.4200%,
5.3044%, 7/20/37 (144A)
‡
$ 49,365,000 $ 49,485,233
Cedar Funding VIII CLO Ltd. 2017-8A ARR, CME Term SOFR 3 Month + 1.2200%,
5.1016%, 1/17/38 (144A)
‡
10,000,000 10,011,540
Cedar Funding XII CLO Ltd. 2020-12A ARR, CME Term SOFR 3 Month +
1.2000%, 5.0580%, 1/25/38 (144A)
‡
25,000,000 25,003,998
Cedar Funding XIV CLO Ltd. 2021-14A AR, CME Term SOFR 3 Month + 1.3800%,
5.2845%, 10/15/37 (144A)
‡
143,415,000 143,827,490
CFIP CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.4816%, 5.3660%,
1/20/35 (144A)
‡
18,000,000 18,010,980
CIFC Funding 2015-IV Ltd. 2015-4A A1A2, CME Term SOFR 3 Month + 1.3316%,
5.2161%, 4/20/34 (144A)
‡
21,190,000 21,196,558
CIFC Funding 2025-III Ltd. 2025-3A A1, CME Term SOFR 3 Month + 1.3500%,
5.2200%, 7/21/38 (144A)
‡
29,850,000 29,925,201
CIFC Funding Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 0.9700%,
4.8544%, 4/19/35 (144A)
‡
90,000,000 89,922,753
CIFC Funding Ltd. 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%,
5.2616%, 7/17/37 (144A)
‡
120,500,000 120,745,386
CIFC Funding Ltd. 2014-5A A2R3, CME Term SOFR 3 Month + 1.5800%,
5.4616%, 7/17/37 (144A)
‡
11,250,000 11,275,599
CIFC Funding Ltd. 2024-3A A1, CME Term SOFR 3 Month + 1.4800%, 5.3500%,
7/21/37 (144A)
‡
10,000,000 10,036,409
CIFC Funding Ltd. 2021-4A AR, CME Term SOFR 3 Month + 1.3600%, 5.2198%,
7/23/37 (144A)
‡
21,750,000 21,801,635
CIFC Funding Ltd. 2021-5A A1R, CME Term SOFR 3 Month + 1.2600%, 5.1645%,
1/15/38 (144A)
‡
25,950,000 25,996,910
CIFC Funding Ltd. 2018-1A A1R, CME Term SOFR 3 Month + 1.3200%, 5.2044%,
1/18/38 (144A)
‡
15,965,000 16,004,912
CIFC Funding Ltd. 2018-1A A2R, CME Term SOFR 3 Month + 1.5600%, 5.4444%,
1/18/38 (144A)
‡
22,000,000 22,049,353
CIFC Funding Ltd. 2014-3A A1R, CME Term SOFR 3 Month + 1.1800%, 5.0845%,
3/31/38 (144A)
‡
88,359,276 88,327,096
CIFC Funding Ltd. 2025-2A A, CME Term SOFR 3 Month + 1.1300%, 5.0345%,
4/15/38 (144A)
‡
81,325,000 81,279,718
CIFC Funding Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.1500%, 5.0098%,
4/23/38 (144A)
‡
20,000,000 19,989,908
CIFC Funding Ltd. 2019-4A AJR2, CME Term SOFR 3 Month + 1.5700%,
5.4745%, 7/15/38 (144A)
‡
15,000,000 15,059,607
CIFC Funding Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.2400%, 5.1445%,
10/15/38 (144A)
‡
45,000,000 45,044,865
CIFC Funding Ltd. 2023-1A A2R, CME Term SOFR 3 Month + 1.4500%, 5.3545%,
10/15/38 (144A)
‡
10,000,000 10,037,168
CIFC Funding Ltd. 2019-5A A2R2, CME Term SOFR 3 Month + 1.5200%,
5.6093%, 10/15/38 (144A)
‡
15,000,000 15,029,722
CIFC Funding Ltd. 2018-3A A1R, CME Term SOFR 3 Month + 1.2700%, 5.3524%,
10/18/38 (144A)
‡
18,872,000 18,899,948
CIFC Funding Ltd. 2018-3A A2R, CME Term SOFR 3 Month + 1.5000%, 5.5824%,
10/18/38 (144A)
‡
8,000,000 8,028,573
CIFC Funding Ltd. 2019-7A A2R, CME Term SOFR 3 Month + 1.5300%, 5.6213%,
10/19/38 (144A)
‡
12,000,000 12,024,245
CIFC Funding Ltd. 2020-3A A1R2, CME Term SOFR 3 Month + 1.2100%,
5.0723%, 10/20/38 (144A)
‡
121,200,000 121,335,126
CIFC Funding Ltd. 2020-3A A2R2, CME Term SOFR 3 Month + 1.4400%,
5.3023%, 10/20/38 (144A)
‡
10,000,000 9,999,965

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding Ltd. 2025-4A A1, CME Term SOFR 3 Month + 1.2900%, 5.4032%,
10/24/38 (144A)
‡
$ 40,000,000 $ 40,060,840
CQS US CLO 5 Ltd. 2025-5A A2, CME Term SOFR 3 Month + 1.5200%,
0.0000%, 1/17/39 (144A)
†,‡
22,800,000 22,914,000
CQS US CLO Ltd. 2025-4A A1, CME Term SOFR 3 Month + 1.4500%, 5.7217%,
7/20/36 (144A)
‡
57,175,000 57,369,252
CQS US CLO Ltd. 2023-3A AJ, CME Term SOFR 3 Month + 2.1500%, 6.0080%,
1/25/37 (144A)
‡
9,000,000 9,045,941
Crown City CLO I 2020-1A A1RR, CME Term SOFR 3 Month + 1.3700%, 5.5330%,
7/20/38 (144A)
‡
38,000,000 38,085,329
Crown City CLO IV 2022-4A AJ, CME Term SOFR 3 Month + 1.8200%, 5.7044%,
4/20/37 (144A)
‡
19,000,000 19,065,531
Crown Point CLO 11 Ltd. 2021-11A A1R, CME Term SOFR 3 Month + 1.2600%,
5.1416%, 2/28/38 (144A)
‡
20,000,000 20,023,900
Crown Point CLO 8 Ltd. 2019-8A AR, CME Term SOFR 3 Month + 1.4516%,
5.3360%, 10/20/34 (144A)
‡
10,000,000 10,005,000
CTM CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.5000%, 5.8346%,
7/15/38 (144A)
‡
10,000,000 10,033,041
Diameter Capital CLO 1 Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3900%,
5.2945%, 10/15/37 (144A)
‡
81,535,000 81,770,995
Diameter Capital CLO 10 Ltd. 2025-10A A, CME Term SOFR 3 Month + 1.3100%,
5.1944%, 4/20/38 (144A)
‡
16,750,000 16,780,400
Diameter Capital CLO 3 Ltd. 2022-3A A1R, CME Term SOFR 3 Month + 1.3300%,
5.2345%, 1/15/38 (144A)
‡
83,250,000 83,441,408
Diameter Capital CLO 9 Ltd. 2025-9A A, CME Term SOFR 3 Month + 1.1700%,
5.0544%, 4/20/38 (144A)
‡
168,750,000 168,648,868
Dryden 106 CLO Ltd. 2022-106A A1R, CME Term SOFR 3 Month + 1.3600%,
5.2645%, 10/15/37 (144A)
‡
60,000,000 60,148,242
Dryden 108 CLO Ltd. 2022-108A A1R, CME Term SOFR 3 Month + 1.3600%,
5.2444%, 7/18/37 (144A)
‡
64,500,000 64,658,573
Dryden 45 Senior Loan Fund 2016-45A A1RR, CME Term SOFR 3 Month +
1.0800%, 4.9845%, 10/15/30 (144A)
‡
292,315 292,349
Dryden 76 CLO Ltd. 2019-76A A1R2, CME Term SOFR 3 Month + 1.3700%,
5.2745%, 10/15/37 (144A)
‡
136,000,000 136,349,343
Eaton Vance CLO Ltd. 2019-1A AR2, CME Term SOFR 3 Month + 1.5100%,
5.4145%, 7/15/37 (144A)
‡
47,500,000 47,668,644
Eaton Vance CLO Ltd. 2013-1A AR4, CME Term SOFR 3 Month + 1.3400%,
5.2445%, 10/15/38 (144A)
‡
32,000,000 32,075,478
Elevation CLO Ltd. 2021-13A A1R, CME Term SOFR 3 Month + 1.0600%,
4.9645%, 7/15/34 (144A)
‡
12,500,000 12,489,510
Elevation CLO Ltd. 2021-14A A1R, CME Term SOFR 3 Month + 1.2800%, 5.1644%,
1/20/38 (144A)
‡
62,250,000 62,357,730
Elevation CLO Ltd. 2016-5A A1RR, CME Term SOFR 3 Month + 1.3700%,
5.2280%, 1/25/38 (144A)
‡
18,250,000 18,302,109
Elevation CLO Ltd. 2025-18A A1, CME Term SOFR 3 Month + 1.2400%, 5.1244%,
3/28/38 (144A)
‡
132,300,000 132,476,224
Elevation CLO Ltd. 2013-1A A1R3, CME Term SOFR 3 Month + 1.4000%,
5.6195%, 7/25/38 (144A)
‡
19,000,000 19,043,472
Elmwood CLO 24 Ltd. 2023-3A AR, CME Term SOFR 3 Month + 1.3200%,
5.2016%, 1/17/38 (144A)
‡
79,200,000 79,370,518
Elmwood CLO 25 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7300%,
5.6116%, 4/17/37 (144A)
‡
10,000,000 10,030,595
Elmwood CLO 27 Ltd. 2024-3A A, CME Term SOFR 3 Month + 1.5200%,
5.4044%, 4/18/37 (144A)
‡
18,700,000 18,752,958

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
10 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Elmwood CLO 38 Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.1500%,
5.0074%, 4/22/38 (144A)
‡
$ 36,000,000 $ 35,982,108
Elmwood CLO 43 Ltd. 2025-6A A2, CME Term SOFR 3 Month + 1.5800%,
5.8985%, 7/20/38 (144A)
‡
7,500,000 7,520,635
Elmwood CLO 45 Ltd. 2025-8A A1, CME Term SOFR 3 Month + 1.2500%,
5.1301%, 10/17/38 (144A)
‡
34,000,000 34,019,924
Elmwood CLO I Ltd. 2019-1A A1RR, CME Term SOFR 3 Month + 1.5200%,
5.4044%, 4/20/37 (144A)
‡
10,000,000 10,029,657
Elmwood CLO II Ltd. 2019-2A A1RR, CME Term SOFR 3 Month + 1.3500%,
5.2344%, 10/20/37 (144A)
‡
38,065,000 38,156,851
Elmwood CLO III Ltd. 2019-3A A1RR, CME Term SOFR 3 Month + 1.3800%,
5.2644%, 7/18/37 (144A)
‡
38,000,000 38,089,555
Elmwood CLO IX Ltd. 2021-2A AR, CME Term SOFR 3 Month + 1.1400%,
5.0244%, 4/20/38 (144A)
‡
40,000,000 39,973,640
Elmwood CLO VII Ltd. 2020-4A A1RR, CME Term SOFR 3 Month + 1.3600%,
5.2416%, 10/17/37 (144A)
‡
103,750,000 104,009,261
Elmwood CLO X Ltd. 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%,
5.1844%, 7/20/38 (144A)
‡
62,750,000 62,875,500
Elmwood CLO XII Ltd. 2021-5A AR, CME Term SOFR 3 Month + 1.3600%,
5.2645%, 10/15/37 (144A)
‡
17,350,000 17,392,893
Empower CLO Ltd. 2023-2A AR, CME Term SOFR 3 Month + 1.3200%, 5.2245%,
10/15/38 (144A)
‡
38,000,000 38,099,522
Fortress Credit BSL XVI Ltd. 2022-3A AR, CME Term SOFR 3 Month + 1.3700%,
5.2544%, 10/20/35 (144A)
‡
9,000,000 9,005,120
Fortress Credit BSL XVIII Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.5700%,
5.4298%, 4/23/36 (144A)
‡
164,500,000 164,987,907
Fortress Credit BSL XXIII Ltd. 2025-2A A, CME Term SOFR 3 Month + 1.4000%,
5.5564%, 10/15/38 (144A)
‡
10,000,000 10,022,978
Fortress Credit BSL XXIV Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.2700%,
5.1544%, 4/20/38 (144A)
‡
47,500,000 47,557,722
Galaxy 35 CLO Ltd. 2025-35A A, CME Term SOFR 3 Month + 1.1800%, 5.0644%,
4/20/38 (144A)
‡
171,500,000 171,498,405
Galaxy XXII CLO Ltd. 2016-22A ARRR, CME Term SOFR 3 Month + 1.2400%,
5.1336%, 4/16/34 (144A)
‡
68,570,000 68,608,187
Generate CLO 19 Ltd. 2025-19A A, CME Term SOFR 3 Month + 1.2500%,
5.1073%, 4/22/36 (144A)
‡
26,650,000 26,676,586
Generate CLO 20 Ltd. 2024-20A A, CME Term SOFR 3 Month + 1.3000%,
5.1580%, 1/25/38 (144A)
‡
24,925,000 24,978,028
Generate CLO 22 Ltd. 2025-22A A, CME Term SOFR 3 Month + 1.3300%,
5.4289%, 7/20/38 (144A)
‡
112,250,000 112,513,316
Generate CLO 9 Ltd. 9A AR, CME Term SOFR 3 Month + 1.3500%, 5.2344%,
1/20/38 (144A)
‡
81,250,000 81,432,926
GoldenTree Loan Management US CLO 10 Ltd. 2021-10A AJ, CME Term SOFR 3
Month + 1.5800%, 5.4644%, 10/20/37 (144A)
‡
18,900,000 18,943,901
GoldenTree Loan Management US CLO 16 Ltd. 2022-16A ARR, CME Term SOFR
3 Month + 1.1200%, 5.0044%, 1/20/38 (144A)
‡
143,680,000 143,586,752
GoldenTree Loan Management US CLO 26 Ltd. 2025-26A AJ, CME Term SOFR 3
Month + 1.5500%, 5.8241%, 7/20/38 (144A)
‡
10,500,000 10,526,490
GoldenTree Loan Management US CLO 6 Ltd. 2019-6A AR2, CME Term SOFR 3
Month + 0.9700%, 4.8544%, 4/20/35 (144A)
‡
129,000,000 128,841,098
Golub Capital Partners CLO 37B Ltd. 2017-19RA A1R3, CME Term SOFR 3 Month
+ 1.1500%, 5.0400%, 10/20/36 (144A)
‡
155,000,000 155,000,000
Golub Capital Partners CLO 41B-R Ltd. 2019-41A AR2, CME Term SOFR 3 Month
+ 1.3300%, 5.2144%, 7/20/38 (144A)
‡
15,420,000 15,457,742

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Golub Capital Partners CLO 53B Ltd. 2021-53A AR, CME Term SOFR 3 Month +
0.9800%, 4.8644%, 7/20/34 (144A)
‡
$ 154,500,000 $ 154,336,972
Golub Capital Partners CLO 58B-R Ltd. 2021-58A A2R, CME Term SOFR 3 Month
+ 1.5500%, 5.7826%, 10/25/37 (144A)
‡
12,000,000 12,027,704
Greywolf CLO IV Ltd. 2019-1A A1R2, CME Term SOFR 3 Month + 1.2400%,
5.1216%, 4/17/34 (144A)
‡
100,000,000 100,068,500
Guggenheim CLO Ltd. 2022-2A A2R, CME Term SOFR 3 Month + 1.4000%,
5.3045%, 1/15/35 (144A)
‡
10,000,000 9,999,726
HalseyPoint CLO 3 Ltd. 2020-3A A1R, CME Term SOFR 3 Month + 1.4800%,
5.3183%, 7/30/37 (144A)
‡
10,170,000 10,204,737
Halseypoint CLO 6 Ltd. 2022-6A A1R, CME Term SOFR 3 Month + 1.3500%,
5.2344%, 1/20/38 (144A)
‡
23,000,000 23,055,669
Halseypoint CLO 7 Ltd. 2023-7A A1R, CME Term SOFR 3 Month + 1.4500%,
5.3344%, 7/20/38 (144A)
‡
18,950,000 19,015,715
Harmony-Peace Park CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.3500%,
5.2344%, 10/20/37 (144A)
‡
26,850,000 26,916,518
Hartwick Park CLO Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.1600%,
5.0444%, 1/20/37 (144A)
‡
29,841,000 29,825,650
Harvest US CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8500%,
5.7344%, 4/18/37 (144A)
‡
8,000,000 8,029,039
Harvest US CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.1800%, 5.0644%,
4/18/38 (144A)
‡
25,000,000 25,001,917
Hayfin US XII Ltd. 2020-12A A1R, CME Term SOFR 3 Month + 1.2300%, 5.1144%,
1/20/38 (144A)
‡
33,210,000 33,255,986
Hayfin US XIV Ltd. 2021-14A AJR, CME Term SOFR 3 Month + 1.5500%,
5.4344%, 3/20/38 (144A)
‡
13,525,000 13,578,724
Hayfin US XV Ltd. 2024-15A A2, CME Term SOFR 3 Month + 1.9200%, 5.7794%,
4/28/37 (144A)
‡
8,000,000 8,032,009
HPS Loan Management 15-2019 Ltd. 15A-19 A1R, CME Term SOFR 3 Month +
1.3200%, 5.1774%, 1/22/35 (144A)
‡
15,595,000 15,609,694
HPS Loan Management Ltd. 2021-16A A1R, CME Term SOFR 3 Month + 1.1100%,
4.9698%, 1/23/35 (144A)
‡
100,000,000 100,006,620
ICG US CLO I Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.3800%, 5.2644%,
7/18/38 (144A)
‡
32,000,000 32,072,691
Invesco US CLO Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3300%,
5.2345%, 1/15/38 (144A)
‡
20,175,000 20,220,259
Katayma CLO I Ltd. 2023-1A A2, CME Term SOFR 3 Month + 2.2000%, 6.0844%,
10/20/36 (144A)
‡
16,000,000 16,039,162
Katayma CLO II Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.6500%, 5.5344%,
4/20/37 (144A)
‡
98,500,000 98,891,961
KKR CLO 26 Ltd. 26 ARR, CME Term SOFR 3 Month + 1.1000%, 5.0045%,
10/15/34 (144A)
‡
40,000,000 40,001,028
KKR CLO 27 Ltd. 27A A1R2, CME Term SOFR 3 Month + 1.1100%, 5.0145%,
1/15/35 (144A)
‡
128,000,000 128,006,771
KKR CLO 27 Ltd. 27A A2R2, CME Term SOFR 3 Month + 1.4300%, 5.3345%,
1/15/35 (144A)
‡
13,500,000 13,505,476
KKR CLO 33 Ltd. 33A A, CME Term SOFR 3 Month + 1.4316%, 5.3161%, 7/20/34
(144A)
‡
24,635,000 24,638,922
KKR CLO 34 Ltd. 34A AR, CME Term SOFR 3 Month + 1.1000%, 5.0045%,
7/15/34 (144A)
‡
65,650,000 65,617,004
KKR CLO 35 Ltd. 35A AR, CME Term SOFR 3 Month + 1.2000%, 5.0844%,
1/20/38 (144A)
‡
259,254,000 259,383,886
KKR CLO 37 Ltd. 37A AR, CME Term SOFR 3 Month + 1.1700%, 5.0544%,
4/20/38 (144A)
‡
75,600,000 75,604,355

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
12 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
KKR CLO 40 Ltd. 40A AR, CME Term SOFR 3 Month + 1.3000%, 5.1844%,
10/20/34 (144A)
‡
$ 228,840,000 $ 228,996,572
KKR CLO 45a Ltd. 2024-45A A1R, CME Term SOFR 3 Month + 1.3200%,
5.6140%, 7/15/38 (144A)
‡
10,000,000 10,024,666
KKR CLO 46 Ltd. 2023-46A AR, CME Term SOFR 3 Month + 1.4000%, 5.2844%,
10/20/37 (144A)
‡
16,000,000 16,031,934
KKR CLO 52 Ltd. 2023-52A A1R, CME Term SOFR 3 Month + 1.3200%, 5.2136%,
7/16/38 (144A)
‡
112,100,000 112,379,297
KKR CLO 54 Ltd. 2024-54A A, CME Term SOFR 3 Month + 1.3200%, 5.2245%,
1/15/38 (144A)
‡
93,000,000 93,213,054
KKR CLO 56 Ltd. 2024-56A A1, CME Term SOFR 3 Month + 1.4000%, 5.3045%,
10/15/37 (144A)
‡
28,000,000 28,055,090
KKR CLO 58 Ltd. 2025-58A A1, CME Term SOFR 3 Month + 1.2900%, 5.2684%,
10/15/38 (144A)
‡
107,830,000 108,076,284
KKR CLO 61 Ltd. 2025-61A A1, CME Term SOFR 3 Month + 1.4500%, 5.7449%,
7/15/37 (144A)
‡
56,000,000 56,183,557
Lake George Park CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.1300%,
5.0345%, 4/15/38 (144A)
‡
10,000,000 9,994,608
LCM 34 Ltd. 34A A1R, CME Term SOFR 3 Month + 1.1800%, 5.0644%, 10/20/34
(144A)
‡
125,000,000 125,062,500
LCM 35 Ltd. 35A A1R, CME Term SOFR 3 Month + 1.0800%, 4.9845%, 10/15/34
(144A)
‡
56,250,000 56,212,369
LCM 40 Ltd. 40A A1R, CME Term SOFR 3 Month + 1.3700%, 5.2745%, 1/15/38
(144A)
‡
73,150,000 73,363,788
LCM 41 Ltd. 41A A1R, CME Term SOFR 3 Month + 1.2000%, 5.1045%, 4/15/36
(144A)
‡
69,000,000 69,041,710
LCM 42 Ltd. 42A A1, CME Term SOFR 3 Month + 1.3800%, 5.2845%, 1/15/38
(144A)
‡
45,000,000 45,125,955
Madison Park Funding LVII Ltd. 2022-57A A1R, CME Term SOFR 3 Month +
1.2800%, 5.1380%, 7/27/34 (144A)
‡
50,000,000 50,034,690
Madison Park Funding LVII Ltd. 2022-57A A2R, CME Term SOFR 3 Month +
1.5000%, 5.3580%, 7/27/34 (144A)
‡
16,500,000 16,522,996
Madison Park Funding LXIII Ltd. 2023-63A A1R, CME Term SOFR 3 Month +
1.4000%, 5.2700%, 7/21/38 (144A)
‡
74,350,000 74,500,767
Madison Park Funding LXV Ltd. 2025-65A A1, CME Term SOFR 3 Month +
1.3000%, 5.6208%, 7/16/38 (144A)
‡
20,000,000 20,038,382
Madison Park Funding LXXI Ltd. 2025-71A A1, CME Term SOFR 3 Month +
1.1400%, 4.9998%, 4/23/38 (144A)
‡
150,580,000 150,494,169
Madison Park Funding LXXIII Ltd. 2025-73A A1, CME Term SOFR 3 Month +
1.3000%, 5.2630%, 10/17/38 (144A)
‡
20,000,000 20,046,354
Madison Park Funding LXXIII Ltd. 2025-73A A2, CME Term SOFR 3 Month +
1.5500%, 5.5130%, 10/17/38 (144A)
‡
12,000,000 12,031,777
Madison Park Funding XL-R Ltd. 2025-40RA A, CME Term SOFR 3 Month +
1.2900%, 5.2525%, 10/16/38 (144A)
‡
135,800,000 136,115,735
Madison Park Funding XVII Ltd. 2015-17A AR3, CME Term SOFR 3 Month +
1.3500%, 5.2200%, 10/21/37 (144A)
‡
30,000,000 30,076,029
Madison Park Funding XXII Ltd. 2016-22A AR2, CME Term SOFR 3 Month +
1.3100%, 5.2145%, 1/15/38 (144A)
‡
23,000,000 23,043,976
Madison Park Funding XXIX Ltd. 2018-29A A1R2, CME Term SOFR 3 Month +
1.1800%, 5.0644%, 3/25/38 (144A)
‡
62,340,000 62,344,794
Madison Park Funding XXVIII Ltd. 2018-28A A2R, CME Term SOFR 3 Month +
1.5500%, 5.4545%, 1/15/38 (144A)
‡
15,575,000 15,608,591
Madison Park Funding XXX Ltd. 2018-30A A1R, CME Term SOFR 3 Month +
1.3600%, 5.2536%, 7/16/37 (144A)
‡
99,220,000 99,443,523

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding XXXII Ltd. 2018-32A A1R2, CME Term SOFR 3 Month +
1.3600%, 5.2174%, 7/22/37 (144A)
‡
$ 97,000,000 $ 97,242,190
Madison Park Funding XXXII Ltd. 2018-32A A2R2, CME Term SOFR 3 Month +
1.5600%, 5.4173%, 7/22/37 (144A)
‡
24,000,000 24,053,890
Madison Park Funding XXXVIII Ltd. 2021-38A A1R, CME Term SOFR 3 Month +
1.2400%, 5.1575%, 10/17/38 (144A)
‡
100,000,000 100,084,270
Magnetite 50 Ltd. 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 5.5888%,
7/25/38 (144A)
‡
11,500,000 11,517,365
Magnetite XL Ltd. 2024-40A A1, CME Term SOFR 3 Month + 1.4500%, 5.3545%,
7/15/37 (144A)
‡
12,000,000 12,041,989
Magnetite Xlii Ltd. 2024-42A A1, CME Term SOFR 3 Month + 1.3100%, 5.1680%,
1/25/38 (144A)
‡
12,000,000 12,024,132
Magnetite Xlv Ltd. 2025-45A A1, CME Term SOFR 3 Month + 1.1500%, 5.0545%,
4/15/38 (144A)
‡
10,000,000 9,994,905
Magnetite XLVII Ltd. 2024-47A A, CME Term SOFR 3 Month + 1.3300%, 5.1880%,
1/25/38 (144A)
‡
121,000,000 121,307,231
Magnetite XXVI Ltd. 2020-26A AR2, CME Term SOFR 3 Month + 1.1500%,
5.0080%, 1/25/38 (144A)
‡
101,815,000 101,734,464
Magnetite XXXII Ltd. 2022-32A AR, CME Term SOFR 3 Month + 1.1500%,
5.3322%, 10/15/37 (144A)
‡
200,800,000 200,817,590
Magnetite XXXII Ltd. 2022-32A AJR, CME Term SOFR 3 Month + 1.3800%,
5.5622%, 10/15/37 (144A)
‡
10,000,000 10,025,432
Magnetite XXXIV Ltd. 2023-34A A1R, CME Term SOFR 3 Month + 1.1400%,
5.0445%, 1/15/38 (144A)
‡
12,430,000 12,416,075
Magnetite XXXIX Ltd. 2023-39A AR, CME Term SOFR 3 Month + 1.1700%,
5.0280%, 1/25/37 (144A)
‡
239,750,000 239,646,931
Man US CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.5500%, 5.4344%,
7/20/37 (144A)
‡
25,000,000 25,075,350
Marble Point CLO XIX Ltd. 2020-3A AR2, CME Term SOFR 3 Month + 1.3000%,
5.4428%, 10/19/38 (144A)
‡
20,500,000 20,534,936
Marble Point CLO XVII Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.4400%,
5.3244%, 7/20/37 (144A)
‡
26,200,000 26,273,033
Meacham Park CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.5300%,
5.4144%, 10/20/37 (144A)
‡
10,000,000 10,021,039
Menlo CLO III Ltd. 2025-3A A, CME Term SOFR 3 Month + 1.3000%, 5.1936%,
10/16/38 (144A)
‡
30,000,000 30,076,227
MidOcean Credit CLO XI Ltd. 2022-11A A1R2, CME Term SOFR 3 Month +
1.2100%, 5.0944%, 1/18/36 (144A)
‡
32,000,000 32,027,152
MidOcean Credit CLO XVIII LLC 2025-18A A1, CME Term SOFR 3 Month +
1.1700%, 5.4875%, 10/18/35 (144A)
‡
75,000,000 75,016,732
Morgan Stanley Eaton Vance CLO Ltd. 2023-20A A2, CME Term SOFR 3 Month +
2.0000%, 5.8844%, 1/20/37 (144A)
‡
8,000,000 8,034,930
Morgan Stanley Eaton Vance CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month +
1.2900%, 5.2340%, 10/23/37 (144A)
‡
15,000,000 15,026,221
Nassau Ltd. 2021-IA A1R, CME Term SOFR 3 Month + 1.1100%, 5.0145%,
8/26/34 (144A)
‡
39,815,000 39,798,779
Navesink CLO 3 Ltd. 2025-3A A1, CME Term SOFR 3 Month + 1.4800%,
5.8035%, 7/15/37 (144A)
‡
100,000,000 100,329,440
Neuberger Berman CLO XVI-S Ltd. 2017-16SA A1R2, CME Term SOFR 3 Month +
1.1800%, 5.0845%, 4/15/39 (144A)
‡
14,970,000 14,971,063
Neuberger Berman CLO XXI Ltd. 2016-21A A1R3, CME Term SOFR 3 Month +
1.3200%, 5.2044%, 1/20/39 (144A)
‡
22,000,000 22,047,784
Neuberger Berman CLO XXII Ltd. 2016-22A A2R2, CME Term SOFR 3 Month +
1.7200%, 5.6016%, 4/15/38 (144A)
‡
15,200,000 15,245,749

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
14 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A AR2, CME Term SOFR 3
Month + 1.3600%, 5.2444%, 10/19/38 (144A)
‡
$ 10,000,000 $ 10,024,966
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A AR2, CME Term SOFR
3 Month + 1.2200%, 5.1136%, 4/16/39 (144A)
‡
109,150,000 109,325,131
Neuberger Berman Loan Advisers CLO 34 Ltd. 2019-34A A1R2, CME Term SOFR
3 Month + 1.3000%, 5.1844%, 7/20/39 (144A)
‡
67,550,000 67,686,478
Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A AR, CME Term SOFR 3
Month + 1.2300%, 5.3300%, 10/16/37 (144A)
‡
217,940,000 218,185,182
Neuberger Berman Loan Advisers CLO 51 Ltd. 2022-51A AR, CME Term SOFR 3
Month + 1.2800%, 5.1398%, 10/23/36 (144A)
‡
101,885,000 101,957,522
Neuberger Berman Loan Advisers CLO 61 Ltd. 2025-61A A2, CME Term SOFR 3
Month + 1.5800%, 5.6709%, 7/17/39 (144A)
‡
11,000,000 11,030,757
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd. 2023-53A A2R, CME Term
SOFR 3 Month + 1.5400%, 5.4054%, 10/24/37 (144A)
‡
33,000,000 33,069,406
New Mountain CLO 1 Ltd. CLO-1A A1RR, CME Term SOFR 3 Month + 1.2500%,
5.1545%, 1/15/38 (144A)
‡
58,070,000 58,170,287
New Mountain CLO 2 Ltd. CLO-2A A1R, CME Term SOFR 3 Month + 1.3600%,
5.2645%, 1/15/38 (144A)
‡
105,420,000 105,720,468
New Mountain CLO 5 Ltd. CLO-5A AR, CME Term SOFR 3 Month + 1.2500%,
5.1344%, 7/20/36 (144A)
‡
12,000,000 12,016,328
New Mountain CLO 6 Ltd. CLO-6A A, CME Term SOFR 3 Month + 1.4000%,
5.2844%, 10/15/37 (144A)
‡
62,500,000 62,624,744
New Mountain CLO 7 Ltd. CLO-7A A1, CME Term SOFR 3 Month + 1.2000%,
5.0844%, 3/31/38 (144A)
‡
35,000,000 35,038,007
NGC CLO 2 Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.2300%, 5.1144%,
4/20/38 (144A)
‡
15,000,000 15,020,983
Northwoods Capital 27 Ltd. 2021-27A A1R, CME Term SOFR 3 Month + 1.1800%,
5.0616%, 10/17/34 (144A)
‡
10,000,000 10,003,282
Oak Hill Credit Partners X-R Ltd. 2014-10RA AR2, CME Term SOFR 3 Month +
1.1300%, 5.0144%, 4/20/38 (144A)
‡
45,500,000 45,471,426
Oaktree CLO Ltd. 2021-2A AR, CME Term SOFR 3 Month + 0.9700%, 4.8745%,
1/15/35 (144A)
‡
80,236,000 80,148,101
Oaktree CLO Ltd. 2020-1A ARR, CME Term SOFR 3 Month + 1.1900%, 5.0945%,
1/15/38 (144A)
‡
76,100,000 76,112,633
Oaktree CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3500%, 5.2545%,
1/15/38 (144A)
‡
62,750,000 62,892,047
Oaktree CLO Ltd. 2019-3A A2R2, CME Term SOFR 3 Month + 1.5800%,
5.4644%, 1/20/38 (144A)
‡
20,200,000 20,247,563
Oaktree CLO Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3500%, 5.2344%,
7/20/38 (144A)
‡
24,500,000 24,550,862
Obra CLO 2 Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.5400%, 5.8102%,
7/20/38 (144A)
‡
25,000,000 25,100,002
Ocean Trails CLO XIV Ltd. 2023-14A AR, CME Term SOFR 3 Month + 1.3400%,
5.2244%, 1/20/38 (144A)
‡
144,000,000 144,324,144
OCP Aegis CLO Ltd. 2024-39A A1, CME Term SOFR 3 Month + 1.2200%,
5.1136%, 1/16/37 (144A)
‡
201,000,000 201,200,035
OCP Aegis CLO Ltd. 2024-39A A2, CME Term SOFR 3 Month + 1.4200%,
5.3136%, 1/16/37 (144A)
‡
12,000,000 12,003,313
OCP CLO Ltd. 2021-23A AR, CME Term SOFR 3 Month + 1.1600%, 5.0416%,
1/17/37 (144A)
‡
266,700,000 266,552,462
OCP CLO Ltd. 2023-26A AR, CME Term SOFR 3 Month + 1.0800%, 4.9616%,
4/17/37 (144A)
‡
62,250,000 62,204,284
OCP CLO Ltd. 2024-32A A1, CME Term SOFR 3 Month + 1.5200%, 5.3798%,
4/23/37 (144A)
‡
12,800,000 12,838,001

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
OCP CLO Ltd. 2017-14A A1R, CME Term SOFR 3 Month + 1.3700%, 5.2544%,
7/20/37 (144A)
‡
$ 132,000,000 $ 132,334,409
OCP CLO Ltd. 2025-40A A, CME Term SOFR 3 Month + 1.1400%, 5.0336%,
4/16/38 (144A)
‡
33,270,000 33,248,142
OCP CLO Ltd. 2020-19A A1R2, CME Term SOFR 3 Month + 1.1800%, 5.0644%,
4/20/38 (144A)
‡
121,700,000 121,709,517
Octagon 52 Ltd. 2021-1A A2R, CME Term SOFR 3 Month + 1.6000%, 5.4598%,
7/23/37 (144A)
‡
10,000,000 10,023,617
Octagon 60 Ltd. 2022-1A A2R, CME Term SOFR 3 Month + 1.5800%, 5.4644%,
10/20/37 (144A)
‡
15,000,000 15,034,606
Octagon 64 Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.2600%, 5.1300%,
7/21/35 (144A)
‡
82,600,000 82,655,425
Octagon 65 Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.5800%, 5.4398%,
10/23/37 (144A)
‡
18,750,000 18,793,513
Octagon 68 Ltd. 2023-1A A2R, CME Term SOFR 3 Month + 1.5000%, 5.3654%,
10/20/38 (144A)
‡
15,500,000 15,535,261
Octagon 71 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%, 5.5844%,
4/18/37 (144A)
‡
15,000,000 15,042,800
Octagon 74 Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.1300%, 4.9874%,
4/22/38 (144A)
‡
31,000,000 30,982,668
Octagon Investment Partners 20-R Ltd. 2019-4A A1RR, CME Term SOFR 3 Month
+ 1.4000%, 5.6264%, 8/12/37 (144A)
‡
28,000,000 28,062,216
Octagon Investment Partners 28 Ltd. 2016-1A A2RR, CME Term SOFR 3 Month +
1.7200%, 5.5854%, 4/24/37 (144A)
‡
10,250,000 10,281,218
Octagon Investment Partners 29 Ltd. 2016-1A A1R2, CME Term SOFR 3 Month +
1.4200%, 5.3044%, 7/18/37 (144A)
‡
63,900,000 64,064,402
Octagon Investment Partners 29 Ltd. 2016-1A A2R2, CME Term SOFR 3 Month +
1.6200%, 5.5044%, 7/18/37 (144A)
‡
10,000,000 10,025,556
Octagon Investment Partners 32 Ltd. 2017-1A A1R3, CME Term SOFR 3 Month +
1.3800%, 5.2845%, 10/31/37 (144A)
‡
87,000,000 87,217,500
Octagon Investment Partners 42 Ltd. 2019-3A A1RR, CME Term SOFR 3 Month +
1.3600%, 5.2645%, 7/15/37 (144A)
‡
97,000,000 97,221,150
Octagon Investment Partners 44 Ltd. 2019-1A AR2, CME Term SOFR 3 Month +
1.1500%, 5.0545%, 10/15/34 (144A)
‡
129,000,000 129,000,000
Octagon Investment Partners 45 Ltd. 2019-1A A1RR, CME Term SOFR 3 Month +
1.1500%, 5.0545%, 4/15/35 (144A)
‡
11,000,000 11,002,750
Octagon Investment Partners 50 Ltd. 2020-4A AR, CME Term SOFR 3 Month +
1.4116%, 5.3161%, 1/15/35 (144A)
‡
53,400,000 53,445,823
Octagon Investment Partners 51 Ltd. 2021-1A AR, CME Term SOFR 3 Month +
0.9900%, 4.8744%, 7/20/34 (144A)
‡
261,500,000 261,254,765
OHA Credit Funding 16-R Ltd. 2023-16RA A1, CME Term SOFR 3 Month +
1.2000%, 5.0844%, 10/20/38 (144A)
‡
15,000,000 15,019,228
OHA Credit Funding 21 Ltd. 2025-21A A1, CME Term SOFR 3 Month + 1.2500%,
5.2043%, 10/20/38 (144A)
‡
10,000,000 10,023,041
OHA Credit Funding 5 Ltd. 2020-5A AR, CME Term SOFR 3 Month + 1.3500%,
5.2344%, 10/18/37 (144A)
‡
49,750,000 49,871,221
OHA Credit Funding 6 Ltd. 2020-6A AR2, CME Term SOFR 3 Month + 1.3300%,
5.2144%, 10/20/37 (144A)
‡
12,980,000 13,014,293
OHA Credit Funding 7 Ltd. 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%,
5.1644%, 7/19/38 (144A)
‡
54,750,000 54,837,879
OHA Credit Partners XIV Ltd. 2017-14A A2R, CME Term SOFR 3 Month +
1.5700%, 5.4400%, 7/21/37 (144A)
‡
20,000,000 20,045,782
Orion CLO Ltd. 2024-3A A, CME Term SOFR 3 Month + 1.5600%, 5.4180%,
7/25/37 (144A)
‡
10,000,000 10,029,154

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
16 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Palmer Square CLO Ltd. 2015-1A A1B5, CME Term SOFR 3 Month + 1.3500%,
5.5650%, 5/21/34 (144A)
‡
$ 29,000,000 $ 29,017,925
Palmer Square CLO Ltd. 2022-3A A2R, CME Term SOFR 3 Month + 1.5500%,
5.4344%, 7/20/37 (144A)
‡
15,400,000 15,433,543
Palmer Square CLO Ltd. 2024-2A A2, CME Term SOFR 3 Month + 1.6000%,
5.4844%, 7/20/37 (144A)
‡
6,000,000 6,014,296
Palmer Square CLO Ltd. 2025-3A A, CME Term SOFR 3 Month + 1.3000%,
5.5755%, 7/20/37 (144A)
‡
14,200,000 14,226,029
Palmer Square CLO Ltd. 2021-1A A1AR, CME Term SOFR 3 Month + 1.1500%,
5.0344%, 4/20/38 (144A)
‡
16,750,000 16,741,625
Palmer Square CLO Ltd. 2019-1A A1R2, CME Term SOFR 3 Month + 1.2500%,
5.3606%, 8/14/38 (144A)
‡
51,250,000 51,339,037
Palmer Square Loan Funding Ltd. 2022-3A A1BR, CME Term SOFR 3 Month +
1.4000%, 5.3045%, 4/15/31 (144A)
‡
750,000 749,975
Park Blue CLO 2023-IV Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.0000%,
5.8580%, 1/25/37 (144A)
‡
5,000,000 5,021,846
Park Blue CLO 2024-VI Ltd. 2024-6A A1, CME Term SOFR 3 Month + 1.3400%,
5.1980%, 1/25/38 (144A)
‡
75,695,000 75,869,265
Park Blue CLO 2025-VII Ltd. 2025-7A A1, CME Term SOFR 3 Month + 1.2200%,
5.0780%, 4/25/38 (144A)
‡
9,750,000 9,763,189
Pikes Peak CLO 12 Ltd. 2023-12A AR, CME Term SOFR 3 Month + 1.2200%,
5.1044%, 4/20/38 (144A)
‡
61,700,000 61,784,430
Pikes Peak CLO 18 2025-18A A1, CME Term SOFR 3 Month + 1.2200%, 5.1044%,
4/20/38 (144A)
‡
17,250,000 17,271,668
Pikes Peak CLO 6 2020-6A ARR, CME Term SOFR 3 Month + 0.9400%,
5.1252%, 5/18/34 (144A)
‡
65,450,000 65,384,917
Pikes Peak CLO 8 2021-8A A1R, CME Term SOFR 3 Month + 1.3300%, 5.2144%,
1/20/38 (144A)
‡
18,400,000 18,443,144
Pixley Park CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.5200%,
5.4245%, 1/15/37 (144A)
‡
27,000,000 27,055,436
Post CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 1.0800%, 4.9845%,
10/15/34 (144A)
‡
164,000,000 163,938,615
PPM CLO 4 Ltd. 2020-4A A1R2, CME Term SOFR 3 Month + 1.3300%, 5.2144%,
3/18/38 (144A)
‡
13,500,000 13,535,813
PPM CLO 6-R Ltd. 2022-6RA A1R, CME Term SOFR 3 Month + 1.9500%,
5.8344%, 1/20/37 (144A)
‡
10,000,000 10,026,286
Rad CLO 12 Ltd. 2021-12A A1AR, CME Term SOFR 3 Month + 1.3200%, 5.1583%,
7/30/40 (144A)
‡
32,770,000 32,854,320
Rad CLO 18 Ltd. 2023-18A A1R, CME Term SOFR 3 Month + 1.4000%, 5.3045%,
7/15/37 (144A)
‡
125,000,000 125,253,662
Rad CLO 18 Ltd. 2023-18A A2R, CME Term SOFR 3 Month + 1.7000%, 5.6045%,
7/15/37 (144A)
‡
20,000,000 20,057,684
RAD CLO 21 Ltd. 2023-21A A1R, CME Term SOFR 3 Month + 1.0700%, 4.9280%,
1/25/37 (144A)
‡
235,400,000 235,201,887
RAD CLO 26 Ltd. 2024-26A A, CME Term SOFR 3 Month + 1.3700%, 5.2544%,
10/20/37 (144A)
‡
49,250,000 49,381,113
Rad CLO 7 Ltd. 2020-7A A1R, CME Term SOFR 3 Month + 1.3500%, 5.2316%,
4/17/36 (144A)
‡
7,100,000 7,103,572
Rad CLO 7 Ltd. 2020-7A A2R, CME Term SOFR 3 Month + 1.7000%, 5.5816%,
4/17/36 (144A)
‡
11,000,000 11,023,552
Regatta 30 Funding Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3200%,
5.1780%, 1/25/38 (144A)
‡
94,645,000 94,845,458
Regatta 32 Funding Ltd. 2025-4A A1, CME Term SOFR 3 Month + 1.3400%,
5.4418%, 7/25/38 (144A)
‡
31,510,000 31,586,317

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Regatta VI Funding Ltd. 2016-1A A1R3, CME Term SOFR 3 Month + 1.2500%,
5.2056%, 10/20/38 (144A)
‡
$ 10,000,000 $ 10,012,480
Regatta XI Funding Ltd. 2018-1A AR, CME Term SOFR 3 Month + 1.4000%,
5.2816%, 7/17/37 (144A)
‡
15,000,000 15,033,000
Regatta XVII Funding Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.3800%,
5.2845%, 10/15/37 (144A)
‡
22,350,000 22,412,269
Regatta XVIII Funding Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.1600%,
5.0645%, 4/15/38 (144A)
‡
160,696,724 160,644,385
Regatta XX Funding Ltd. 2021-2A AR, CME Term SOFR 3 Month + 1.1800%,
5.0845%, 1/15/38 (144A)
‡
14,799,000 14,801,081
Regatta XXIII Funding Ltd. 2021-4A A2R, CME Term SOFR 3 Month + 1.4500%,
0.0000%, 10/15/38 (144A)
†,‡
10,000,000 10,000,000
Regatta XXIII Funding Ltd. 2021-4A A1R, CME Term SOFR 3 Month + 1.2200%,
0.0000%, 10/15/38 (144A)
†,‡
125,000,000 125,000,000
Regatta XXV Funding Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3400%,
5.2445%, 7/15/38 (144A)
‡
119,000,000 119,283,577
Rockford Tower CLO Ltd. 2017-1A AR2, CME Term SOFR 3 Month + 1.3616%,
5.2460%, 4/20/34 (144A)
‡
14,500,000 14,506,822
Rockford Tower CLO Ltd. 2021-3A A2R, CME Term SOFR 3 Month + 1.6500%,
5.5545%, 1/15/38 (144A)
‡
14,000,000 14,036,936
Rockland Park CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3000%,
5.1844%, 7/20/38 (144A)
‡
2,000,000 2,003,971
Rockland Park CLO Ltd. 2021-1A A2R, CME Term SOFR 3 Month + 1.5500%,
5.4344%, 7/20/38 (144A)
‡
10,000,000 10,039,727
Romark CLO V Ltd. 2021-5A AR, CME Term SOFR 3 Month + 1.1900%, 5.0945%,
1/15/35 (144A)
‡
25,000,000 25,018,067
RR 19 Ltd. 2021-19A A1R, CME Term SOFR 3 Month + 1.1800%, 5.0845%,
4/15/40 (144A)
‡
24,600,000 24,588,972
RR 20 Ltd. 2022-20A A1R, CME Term SOFR 3 Month + 0.9900%, 4.8945%,
7/15/37 (144A)
‡
165,721,000 165,534,531
RR 21 Ltd. 2022-21A A1BR, CME Term SOFR 3 Month + 1.6000%, 5.5045%,
7/15/39 (144A)
‡
15,000,000 15,036,857
RR 23 Ltd. 2022-23A A1B2, CME Term SOFR 3 Month + 1.6000%, 5.5045%,
7/15/37 (144A)
‡
8,000,000 8,019,080
RR 27 Ltd. 2023-27A A1AR, CME Term SOFR 3 Month + 1.2300%, 5.1345%,
10/15/40 (144A)
‡
10,000,000 10,013,650
RR 40 Ltd. 2025-40A A1, CME Term SOFR 3 Month + 1.3400%, 5.6374%,
7/15/38 (144A)
‡
13,800,000 13,834,199
RR 41 Ltd. 2025-41A A1A, CME Term SOFR 3 Month + 1.2500%, 5.2142%,
10/15/40 (144A)
‡
21,000,000 21,025,935
RR 5 Ltd. 2018-5A A1R, CME Term SOFR 3 Month + 1.5000%, 5.4045%, 7/15/39
(144A)
‡
19,000,000 19,068,573
RR 8 Ltd. 2020-8A A1R, CME Term SOFR 3 Month + 1.3500%, 5.2545%, 7/15/37
(144A)
‡
139,500,000 139,619,552
RRX 7 Ltd. 2022-7A A1, CME Term SOFR 3 Month + 1.3600%, 5.2645%, 7/15/35
(144A)
‡
31,980,000 31,997,436
Sagard-Halseypoint CLO 9 Ltd. 2025-9A A, CME Term SOFR 3 Month + 1.2900%,
5.1744%, 4/20/38 (144A)
‡
11,000,000 11,019,535
Sandstone Peak II Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.4100%,
5.2944%, 7/20/38 (144A)
‡
39,650,000 39,761,028
Sandstone Peak III Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8300%,
5.6880%, 4/25/37 (144A)
‡
8,000,000 8,028,376
Saratoga Investment Corp. CLO Ltd. 2013-1A A2R4, CME Term SOFR 3 Month +
1.7600%, 5.6444%, 4/20/33 (144A)
‡
10,000,000 10,020,738

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
18 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Signal Peak CLO 10 Ltd. 2021-10A A1R, CME Term SOFR 3 Month + 1.1900%,
5.0554%, 1/24/38 (144A)
‡
$ 15,000,000 $ 15,002,428
Signal Peak CLO 11 Ltd. 2024-11A A2, CME Term SOFR 3 Month + 1.6800%,
5.5644%, 7/18/37 (144A)
‡
20,000,000 20,056,534
Signal Peak CLO 12 Ltd. 2022-12A A2R, CME Term SOFR 3 Month + 1.6000%,
5.4844%, 7/18/37 (144A)
‡
8,000,000 8,019,161
Signal Peak CLO 14 Ltd. 2024-14A A, CME Term SOFR 3 Month + 1.3000%,
5.1573%, 1/22/38 (144A)
‡
19,600,000 19,638,986
Signal Peak CLO 9 Ltd. 2021-9A A2R, CME Term SOFR 3 Month + 1.5500%,
5.4200%, 1/21/38 (144A)
‡
10,000,000 10,021,937
Silver Point CLO 1 Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.3200%,
5.2044%, 1/20/38 (144A)
‡
70,670,000 70,844,640
Silver Point CLO 10 Ltd. 2025-10A A1, CME Term SOFR 3 Month + 1.4500%,
5.7180%, 7/15/38 (144A)
‡
18,210,000 18,269,239
Silver Point CLO 10 Ltd. 2025-10A A2, CME Term SOFR 3 Month + 1.6500%,
5.9180%, 7/15/38 (144A)
‡
20,000,000 20,060,678
Silver Point CLO 2 Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%,
5.2544%, 4/20/38 (144A)
‡
121,000,000 121,358,801
Silver Point CLO 6 Ltd. 2024-6A A1, CME Term SOFR 3 Month + 1.4000%,
5.3045%, 10/15/37 (144A)
‡
9,750,000 9,769,391
Silver Rock CLO I Ltd. 2020-1A A1RR, CME Term SOFR 3 Month + 1.4200%,
5.3044%, 10/20/37 (144A)
‡
25,000,000 25,069,975
Silver Rock CLO II Ltd. 2021-2A AR, CME Term SOFR 3 Month + 1.0400%,
4.9244%, 1/20/35 (144A)
‡
28,500,000 28,479,947
Sixth Street CLO IX Ltd. 2017-9A AR, CME Term SOFR 3 Month + 1.3800%,
5.2500%, 7/21/37 (144A)
‡
61,445,000 61,608,124
Sixth Street CLO XVII Ltd. 2021-17A A1R, CME Term SOFR 3 Month + 1.1500%,
5.0316%, 4/17/38 (144A)
‡
46,080,000 46,055,361
Sixth Street CLO XXIII Ltd. 2023-23A A1R, CME Term SOFR 3 Month + 1.2100%,
5.0769%, 10/17/38 (144A)
‡
126,000,000 126,120,204
Sound Point CLO 2025R-1 Ltd. 2025-1RA A1, CME Term SOFR 3 Month +
1.3400%, 5.5435%, 2/20/38 (144A)
‡
36,000,000 36,081,965
Sound Point CLO Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.2500%,
5.1545%, 4/15/38 (144A)
‡
10,850,000 10,864,441
Sound Point CLO XXVI Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.4316%,
5.3161%, 7/20/34 (144A)
‡
11,000,000 10,999,945
Storm King Park CLO Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3600%,
5.2645%, 10/15/37 (144A)
‡
22,700,000 22,756,049
Sycamore Tree CLO Ltd. 2024-5A A2, CME Term SOFR 3 Month + 1.8000%,
5.6844%, 4/20/36 (144A)
‡
15,000,000 15,035,997
Sycamore Tree CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.6500%,
5.5344%, 4/20/37 (144A)
‡
148,000,000 148,518,000
Sycamore Tree CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 1.3900%,
5.2744%, 1/20/38 (144A)
‡
101,550,000 101,844,373
Sycamore Tree CLO Ltd. 2025-6A A1, CME Term SOFR 3 Month + 1.2000%,
5.0844%, 4/20/38 (144A)
‡
13,200,000 13,220,439
Symetra CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.2900%, 5.1744%,
4/20/38 (144A)
‡
10,615,000 10,632,259
Symphony CLO 30 Ltd. 2023-30A A1R, CME Term SOFR 3 Month + 1.5400%,
5.4244%, 10/20/37 (144A)
‡
30,500,000 30,596,905
Symphony CLO 40 Ltd. 2023-40A AR, CME Term SOFR 3 Month + 1.3100%,
5.2215%, 1/5/38 (144A)
‡
85,470,000 85,633,555
Symphony CLO 44 Ltd. 2024-44A A, CME Term SOFR 3 Month + 1.4800%,
5.3915%, 7/14/37 (144A)
‡
10,000,000 10,035,719

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 19
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Symphony CLO 47 Ltd. 2025-47A A1, CME Term SOFR 3 Month + 1.1400%,
5.0244%, 4/20/38 (144A)
‡
$ 111,700,000 $ 111,630,333
Symphony CLO XVIII Ltd. 2016-18A AR4, CME Term SOFR 3 Month + 1.2300%,
5.5058%, 10/23/37 (144A)
‡
115,000,000 115,131,560
Symphony CLO XXV Ltd. 2021-25A A, CME Term SOFR 3 Month + 1.2416%,
5.1261%, 4/19/34 (144A)
‡
75,114,000 75,117,418
Symphony CLO XXVIII Ltd. 2021-28A A, CME Term SOFR 3 Month + 1.4016%,
5.2614%, 10/23/34 (144A)
‡
10,000,000 10,006,314
Symphony Loan Funding CLO 1 Ltd. 2024-1A A1, CME Term SOFR 3 Month +
1.4300%, 5.2873%, 1/22/38 (144A)
‡
48,800,000 48,940,964
Symphony Loan Funding CLO 1 Ltd. 2024-1A A2, CME Term SOFR 3 Month +
1.6500%, 5.5073%, 1/22/38 (144A)
‡
12,000,000 12,032,392
Tallman Park CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3300%,
5.2144%, 7/20/38 (144A)
‡
48,000,000 48,116,112
TCW CLO Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.4200%, 5.3016%,
7/17/37 (144A)
‡
10,000,000 10,024,860
TCW CLO Ltd. 2019-2A A1R2, CME Term SOFR 3 Month + 1.2700%, 5.1544%,
1/20/38 (144A)
‡
29,750,000 29,807,638
TCW CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.1900%, 5.0744%,
4/20/38 (144A)
‡
53,800,000 53,856,038
Texas Debt Capital CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%,
5.5573%, 4/22/37 (144A)
‡
16,000,000 16,046,722
Texas Debt Capital CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.1400%,
5.0054%, 4/24/38 (144A)
‡
69,000,000 68,959,366
Tikehau US CLO I Ltd. 2021-1A A2, CME Term SOFR 3 Month + 1.7116%,
5.5960%, 1/18/35 (144A)
‡
8,000,000 8,018,908
TPG CLO Ltd. 2025-2A A2, CME Term SOFR 3 Month + 1.5000%, 0.0000%,
1/21/39 (144A)
†,‡
11,250,000 11,253,094
Tralee CLO V Ltd. 2018-5A A1RR, CME Term SOFR 3 Month + 1.0800%,
4.9644%, 10/20/34 (144A)
‡
27,500,000 27,482,642
Tralee CLO V Ltd. 2018-5A A2RR, CME Term SOFR 3 Month + 1.4500%,
5.3344%, 10/20/34 (144A)
‡
11,000,000 11,004,848
Trestles CLO VI Ltd. 2023-6A A1R, CME Term SOFR 3 Month + 1.1800%,
5.0380%, 4/25/38 (144A)
‡
45,500,000 45,504,454
Trestles CLO VIII Ltd. 2025-8A A1, CME Term SOFR 3 Month + 1.3300%,
5.6267%, 6/11/35 (144A)
‡
19,000,000 19,027,453
Trinitas CLO XI Ltd. 2019-11A A1RR, CME Term SOFR 3 Month + 1.1900%,
5.0945%, 7/15/34 (144A)
‡
39,700,000 39,710,806
Trinitas CLO XXXI Ltd. 2024-31A A1, CME Term SOFR 3 Month + 1.3500%,
5.2073%, 1/22/38 (144A)
‡
23,000,000 23,052,343
Trinitas CLO XXXIII Ltd. 2025-33A A, CME Term SOFR 3 Month + 1.3200%,
5.6395%, 7/22/38 (144A)
‡
38,150,000 38,243,269
Valley Stream Park CLO Ltd. 2022-1A ARR, CME Term SOFR 3 Month + 1.1900%,
5.0744%, 1/20/37 (144A)
‡
94,000,000 93,949,437
Venture 42 CLO Ltd. 2021-42A A2, CME Term SOFR 3 Month + 1.5616%,
5.4662%, 4/15/34 (144A)
‡
5,000,000 5,008,115
Venture 43 CLO Ltd. 2021-43A A1R, CME Term SOFR 3 Month + 1.3500%,
5.2545%, 4/15/34 (144A)
‡
71,000,000 71,027,193
Venture 46 CLO Ltd. 2022-46A A1R, CME Term SOFR 3 Month + 1.4500%,
5.3344%, 10/20/37 (144A)
‡
19,000,000 19,054,610
Venture 47 CLO Ltd. 2023-47A A1R, CME Term SOFR 3 Month + 1.5000%,
5.3844%, 4/20/36 (144A)
‡
20,000,000 20,071,492
Vibrant CLO IX-R Ltd. 2018-9RA A1, CME Term SOFR 3 Month + 1.0000%,
4.8844%, 4/20/37 (144A)
‡
78,975,000 78,888,467

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
20 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Voya CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 1.0000%, 4.9045%,
7/15/34 (144A)
‡
$ 89,963,000 $ 89,882,366
Voya CLO Ltd. 2019-1A A1RR, CME Term SOFR 3 Month + 1.3700%, 5.2745%,
10/15/37 (144A)
‡
39,400,000 39,508,315
Voya CLO Ltd. 2020-3A ARR, CME Term SOFR 3 Month + 1.2500%, 5.1200%,
1/20/38 (144A)
‡
130,150,000 130,382,057
Voya CLO Ltd. 2020-2A A1RR, CME Term SOFR 3 Month + 1.3100%, 5.1944%,
1/20/38 (144A)
‡
20,000,000 20,039,940
Voya CLO Ltd. 2021-3A A1R, CME Term SOFR 3 Month + 1.2500%, 5.1545%,
4/15/38 (144A)
‡
35,000,000 35,060,672
Voya CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.1300%, 5.0144%,
4/20/38 (144A)
‡
22,750,000 22,734,209
Voya Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.5800%, 5.4644%, 7/20/37
(144A)
‡
12,000,000 12,027,233
Wehle Park CLO Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.2400%,
5.1888%, 10/21/38 (144A)
‡
20,000,000 20,020,000
Wellfleet CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.1800%, 5.0644%,
4/20/34 (144A)
‡
75,000,000 75,037,425
Wellfleet CLO Ltd. 2022-1A A1RN, CME Term SOFR 3 Month + 1.4200%,
5.3245%, 7/15/37 (144A)
‡
19,500,000 19,547,884
Wellington Management CLO 2 Ltd. 2024-2A A, CME Term SOFR 3 Month +
1.5500%, 5.4344%, 4/20/37 (144A)
‡
30,000,000 30,088,671
Whitebox CLO III Ltd. 2021-3A A1R, CME Term SOFR 3 Month + 1.2700%,
5.1745%, 10/15/35 (144A)
‡
44,139,000 44,166,627
Whitebox CLO IV Ltd. 2023-4A A1R, CME Term SOFR 3 Month + 1.4900%,
5.3744%, 4/20/36 (144A)
‡
125,000,000 125,429,000
Wind River CLO Ltd. 2021-4A AR, CME Term SOFR 3 Month + 1.2300%,
5.1000%, 1/20/35 (144A)
‡
70,000,000 70,007,546
Wise CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.2300%, 5.1144%,
1/20/38 (144A)
‡
39,000,000 39,050,236
Wise CLO Ltd. 2025-3A A, CME Term SOFR 3 Month + 1.3500%, 5.4533%,
7/15/38 (144A)
‡
17,500,000 17,543,400
WISE CLO Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.3300%, 5.2144%,
10/20/38 (144A)
‡
20,000,000 20,052,110
Zais CLO 15 Ltd. 2020-15A A1RR, CME Term SOFR 3 Month + 1.4900%,
5.3494%, 7/28/37 (144A)
‡
38,600,000 38,736,401
Total Collateralized Loan Obligations (cost $25,313,492,820) 25,324,074,327
Investment Companies - 0 .8%
Money Market Funds - 0 .8%
Janus Henderson Cash Liquidity Fund LLC, 4.1200%
£,∞
(cost $196,289,271) 196,288,167 196,327,425
Total Investments (total cost $ 25,509,782,091 ) - 101 .2% 25,520,401,752
Liabilities, net of Cash, Receivables and Other Assets - (1.2%) (313,707,585)
Net Assets - 100.0% $25,206,694,167
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 25,520,401,752 100 .0%

Janus Henderson AAA CLO ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 21
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/25
............. Shares
Held at
10/31/25
Dividend
Income
Investment Company - 0.8%
Money Market Funds - 0.8%
Janus Henderson
Cash Liquidity Fund
LLC, 4.1200%
∞
$ – $ 14,117,513,269 $ (13,921,164,850) $ (59,148) $ 38,154 $ 196,327,425 196,288,167 $ 11,753,899

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
22 October 31, 2025
CME Chicago Mercantile Exchange
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of October 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
† The position has not yet settled as of October 31, 2025. The coupon rate is undetermined.
‡ Variable or floating rate security. Rate shown is the current rate as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2025 is $25,324,074,327 which represents 100.5% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 25,324,074,327 $ — $ 25,324,074,327
Investment Companies — 196,327,425 — 196,327,425
Total Assets $ — $ 25,520,401,752 $ — $ 25,520,401,752

Janus Henderson AAA CLO ETF
Statement of Assets and Liabilities
October 31, 2025
Janus Detroit Street Trust 23
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $25,313,492,820) $ 25,324,074,327
Affiliated investments, at value (cost $196,289,271) 196,327,425
Restricted Cash
(1)
21,192,273
Receivables:
Investments sold 280,224,306
Fund units sold 101,525,758
Interest 75,389,894
Due from adviser 42,466
Total Assets 25,998,776,449
Liabilities:
Due to custodian 2,978,844
Due to authorized participant 21,192,273
Payables:
Investments purchased 519,854,453
Fund units purchased 243,660,938
Management fees 4,395,774
Total Liabilities 792,082,282
Commitments and contingent liabilities
Net Assets $ 25,206,694,167
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 25,109,365,303
Total distributable earnings (loss) 97,328,864
Total Net Assets $ 25,206,694,167
Net Assets $ 25,206,694,167
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 496,700,000
Net Asset Value Per Share $ 50 .75
(1) Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

Janus Henderson AAA CLO ETF
Statement of Operations
For the year ended October 31, 2025
24 October 31, 2025
See Notes to Financial Statements.
Investment Income:
Interest $ 1,157,873,342
Dividends from affiliates 11,753,899
Total Investment Income 1,169,627,241
Expenses:
Management Fees 42,264,766
Total Expenses 42,264,766
Less: Excess Expense Reimbursement and Waivers (336,445)
Net Expenses 41,928,321
Net Investment Income/(Loss) 1,127,698,920
Net Realized Gain/(Loss) on Investments:
Investments $ (18,759,171)
Investments in affiliates (59,148)
Total Net Realized Gain/(Loss) on Investments $ (18,818,319)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (27,203,390)
Investments in affiliates 38,154
Total Change in Unrealized Net Appreciation/Depreciation $ (27,165,236)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 1,081,715,365

Janus Henderson AAA CLO ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 25
See Notes to Financial Statements.
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations:
Net investment income/(loss) $ 1,127,698,920 $ 586,645,236
Net realized gain/(loss) on investments (18,818,319) 17,055,183
Change in unrealized net appreciation/depreciation (27,165,236) 29,256,229
Net Increase/(Decrease) in Net Assets Resulting from Operations 1,081,715,365 632,956,648
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (1,124,562,458) (536,543,010)
Net Decrease from Dividends and Distributions to Shareholders (1,124,562,458) (536,543,010)
Capital Share Transactions 11,283,910,727 9,397,143,529
Net Increase/(Decrease) in Net Assets 11,241,063,634 9,493,557,167
Net Assets: — —
Beginning of Year   13,965,630,533 4,472,073,366
End of Year $ 25,206,694,167 $ 13,965,630,533

Janus Henderson AAA CLO ETF
Financial Highlights
26 October 31, 2025
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2025 2024 2023 2022 2021
Net Asset Value, Beginning of Period $50.83 $50.16 $48.82 $50.49 $49.79
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(1)
2.73 3.38 3.16 1.26 0.58
Net realized and unrealized gain/(loss) 0.01
(2)
0.55 1.02 (2.00) 0.69
Total from Investment Operations 2.74
(2)
3.93 4.18 (0.74) 1.27
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (2.81) (3.26) (2.84) (0.93) (0.57)
Distributions (from capital gains) (0.01) — — — —
Total Dividends and Distributions (2.82) (3.26) (2.84) (0.93) (0.57)
Net Asset Value, End of Period $50.75 $50.83 $50.16 $48.82 $50.49
Total Return 5.54% 8.09% 8.81% (1.48)% 2.55%
Net assets, End of Period (in thousands) $25,206,694 $13,965,631 $4,472,073 $1,662,371 $260,002
Ratios to Average Net Assets
Ratio of Gross Expenses 0.20% 0.20% 0.22% 0.24% 0.25%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.20% 0.20% 0.22% 0.24% 0.25%
Ratio of Net Investment Income/(Loss) 5.39% 6.68% 6.37% 2.54% 1.16%
Portfolio Turnover Rate
(3)
94% 51% 47% 55% 42%
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
1. Organization and Significant Accounting Policies
Janus Henderson AAA CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
(“ASC”) Topic 946. As of the date of this report, the Trust offers fifteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to high quality AAA-rated collateralized loan obligations (“CLOs”). The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US
LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the year ended October 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson AAA CLO ETF
Notes to Financial Statements
28 October 31, 2025
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
30 October 31, 2025
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
AAA rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and significant losses experienced by the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class.
The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 31
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was
0.20% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.20% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver through February 28, 2026. The previous expense limit for the period from February 29, 2024 through February 28, 2025 was 0.21%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of
Operations.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
Daily Net Assets Fee Rate
$0-$1 billion 0.25%
over $1 billion 0.20%

Janus Henderson AAA CLO ETF
Notes to Financial Statements
32 October 31, 2025
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2025, the Adviser owned 649,495 shares or 0.13% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2025 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$114,154,058 $— $(18,747,695) $— $— $1,922,501

Janus Henderson AAA CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 33
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, amortization on bonds, and investments in partnerships.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
Capital Loss Carryover Schedule
For the year ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(18,747,695) $— $(18,747,695)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$25,518,479,251 $15,879,447 $(13,956,946) $1,922,501
For the year ended October 31, 2025
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$1,122,454,933 $2,107,525 $— $—
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$536,543,010 $— $— $—
Year Ended October 31, 2025 Year Ended October 31, 2024
Shares Amount Shares Amount
Shares sold 467,150,000 $ 23,685,413,664 190,400,000 $ 9,640,184,392
Shares repurchased (245,200,000) (12,401,502,937) (4,800,000) (243,040,863)
Net Increase/(Decrease) 221,950,000 $ 11,283,910,727 185,600,000 $ 9,397,143,529
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$23,711,554,368 $19,824,836,190 $— $—

Janus Henderson AAA CLO ETF
Notes to Financial Statements
34 October 31, 2025
For the year ended October 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2025, the Fund had net realized loss of $16,739,091 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income
Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after
December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$19,037,667,674 $11,462,580,933 $— $—

Janus Henderson AAA CLO ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 35
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson AAA CLO ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson AAA CLO ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2025 by correspondence with the custodian and broker; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 19, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson AAA CLO ETF
Designation Requirements
(unaudited)
36 October 31, 2025
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2025:
Capital Gain Distributions $2,107,525
Qualified Interest Income Percentage 1.10%

Janus Henderson AAA CLO ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 37
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93087 12-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2025
Janus Henderson U.S. Real Estate ETF
Janus Detroit Street Trust

Janus Henderson U.S. Real Estate ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 99 .7%
Health Care REITs - 21 .7%
Healthcare Realty Trust, Inc. - Class A 8,068 $ 142,965
Sabra Health Care REIT, Inc. 8,263 147,247
Ventas, Inc. 2,902 214,139
Welltower, Inc. 1,584 286,767
791,118
Hotels, Restaurants & Leisure - 2 .7%
Marriott International, Inc. - Class A 376 97,978
Household Durables - 2 .4%
DR Horton, Inc. 595 88,703
Industrial REITs - 11 .8%
EastGroup Properties, Inc. 444 77,491
Prologis, Inc. 2,833 351,547
429,038
Office REITs - 2 .9%
Highwoods Properties, Inc. 3,673 105,158
Real Estate Management & Development - 2 .8%
CBRE Group, Inc. - Class A* 663 101,061
Residential REITs - 15 .1%
American Homes 4 Rent - Class A 1,993 62,979
AvalonBay Communities, Inc. 991 172,355
Equity LifeStyle Properties, Inc. 1,486 90,720
Invitation Homes, Inc. 3,556 100,101
UDR, Inc. 3,677 123,878
550,033
Retail REITs - 13 .3%
Agree Realty Corp. 1,367 99,804
Federal Realty Investment Trust 1,101 105,905
Macerich Co. (The) 6,399 109,743
NETSTREIT Corp.
#
8,985 167,301
482,753
Specialized REITs - 27 .0%
CubeSmart 3,665 138,061
Digital Realty Trust, Inc.
#
1,453 247,606
Equinix, Inc. 438 370,552
Public Storage 821 228,698
984,917
Total Common Stocks (cost $3,646,524) 3,630,759
Investments Purchased with Cash Collateral from Securities Lending - 8 .8%
Investment Companies - 7 .0%
Janus Henderson Cash Collateral Fund LLC, 4.0500%
£,∞
255,753 255,753
Time Deposits - 1 .8%
Royal Bank of Canada, 3.8500%, 11/3/25 $ 63,938 63,938
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $319,691) 319,691
Total Investments (total cost $ 3,966,215 ) - 108 .5% 3,950,450
Liabilities, net of Cash, Receivables and Other Assets - (8.5%) (308,396)
Net Assets - 100.0% $3,642,054

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
October 31, 2025
4 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 3,950,450 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/25
............. Shares
Held at
10/31/25
Dividend
Income
Investments Purchased
with Cash Collateral
from Securities Lending
- 8.8%
Investment Companies - 7.0%
Janus Henderson
Cash Collateral Fund
LLC, 4.0500%
∞
$ – $ 9,060,454 $ (8,804,701) $ – $ – $ 255,753 255,753 $ 10,879
Δ
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 307,917 $ — $ (307,917) $ —
(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b)
Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson U.S. Real Estate ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
Janus Detroit Street Trust 5
LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at October 31, 2025.
∞ Rate shown is the 7-day yield as of October 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 3,630,759 $ — $ — $ 3,630,759
Investments Purchased with Cash
Collateral from Securities Lending — 319,691 — 319,691
Total Assets $ 3,630,759 $ 319,691 $ — $ 3,950,450

Janus Henderson U.S. Real Estate ETF
Statement of Assets and Liabilities
October 31, 2025
6 October 31, 2025
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $3,710,462)
(1)
$ 3,694,697
Affiliated investments, at value (cost $255,753) 255,753
Receivables:
Investments sold 123,023
Dividends 879
Affiliated securities lending income, net 194
Total Assets 4,074,546
Liabilities:
Collateral on securities loaned (Note 3) 319,691
Due to custodian 99,364
Payables:
Management fees 13,437
Total Liabilities 432,492
Commitments and contingent liabilities
Net Assets $ 3,642,054
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 3,530,214
Total distributable earnings (loss) 111,840
Total Net Assets $ 3,642,054
Net Assets $ 3,642,054
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 150,001
Net Asset Value Per Share $ 24 .28
(1) Includes $307,917 of securities on loan. See Note 3 in Notes to Financial Statements.

Janus Henderson U.S. Real Estate ETF
Statement of Operations
For the year ended October 31, 2025
Janus Detroit Street Trust 7
See Notes to Financial Statements.
Investment Income:
Dividends $ 745,611
Affiliated securities lending income, net     10,879
Unaffiliated securities lending income, net 3,425
Foreign tax withheld (5,255)
Total Investment Income 754,660
Expenses:
Management Fees 164,567
Total Expenses 164,567
Net Investment Income/(Loss) 590,093
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 2,267,071
Total Net Realized Gain/(Loss) on Investments $ 2,267,071
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (2,733,507)
Total Change in Unrealized Net Appreciation/Depreciation $ (2,733,507)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 123,657

Janus Henderson U.S. Real Estate ETF
Statements of Changes in Net Assets
8 October 31, 2025
See Notes to Financial Statements.
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations:
Net investment income/(loss) $ 590,093 $ 278,116
Net realized gain/(loss) on investments 2,267,071 826,503
Change in unrealized net appreciation/depreciation (2,733,507) 3,319,830
Net Increase/(Decrease) in Net Assets Resulting from Operations 123,657 4,424,449
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (653,401) (198,776)
Net Decrease from Dividends and Distributions to Shareholders (653,401) (198,776)
Capital Share Transactions (22,197,234) 17,750,416
Net Increase/(Decrease) in Net Assets (22,726,978) 21,976,089
Net Assets: — —
Beginning of Year   26,369,032 4,392,943
End of Year $ 3,642,054 $ 26,369,032

Janus Henderson U.S. Real Estate ETF
Financial Highlights
Janus Detroit Street Trust 9
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2025 2024 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $25.11 $19.52 $21.39 $26.90 $25.00
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(2)
0.56 0.53 0.56 0.38 0.17
Net realized and unrealized gain/(loss) (0.77)
(3)
5.60 (1.84) (5.41) 1.80
Total from Investment Operations (0.21)
(3)
6.13 (1.28) (5.03) 1.97
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.55) (0.54) (0.59) (0.48) (0.07)
Distributions (from capital gains) (0.07) — — — —
Total Dividends and Distributions (0.62) (0.54) (0.59) (0.48) (0.07)
Net Asset Value, End of Period $24.28 $25.11 $19.52 $21.39 $26.90
Total Return
*
(0.76)% 31.69% (6.19)% (18.85)% 7.90%
Net assets, End of Period (in thousands) $3,642 $26,369 $4,393 $3,208 $11,435
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.65% 0.65% 0.65% 0.65% 0.65%
Ratio of Net Investment Income/(Loss) 2.34% 2.23% 2.55% 1.46% 1.84%
Portfolio Turnover Rate
(4)
65% 102% 73% 76% 23%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from June 22, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
10 October 31, 2025
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Real Estate ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
(“ASC”) Topic 946. As of the date of this report, the Trust offers fifteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the year ended October 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 11
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
12 October 31, 2025
at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Concentration Risk
Since the Fund concentrates its assets in the U.S. real estate industry and real estate-related industries an investment in the Fund will be closely linked to performance of the U.S. real estate markets. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.
Nondiversification Risk
The Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
14 October 31, 2025
derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of October 31,
2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $307,917 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of October 31, 2025 is $319,691, resulting in the net amount due to the counterparty of $11,774.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was
0.65% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2025, the Adviser owned 1 share or 0% of the Fund.
Daily Net Assets Fee Rate
$0-$250 million 0.65%
Next $750 million 0.60%
Over $1 billion 0.50%

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
16 October 31, 2025
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended October 31, 2025 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$137,650 $— $— $— $— $(25,810)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$3,976,260 $127,170 $(152,980) $(25,810)
For the year ended October 31, 2025
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$653,401 $— $— $—
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$198,776 $— $— $—

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2025, the Fund had net realized gain of $2,102,991 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income
Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after
December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Year Ended October 31, 2025 Year Ended October 31, 2024
Shares Amount Shares Amount
Shares sold 50,000 $ 1,181,299 975,000 $ 21,066,465
Shares repurchased (950,000) (23,378,533) (150,000) (3,316,049)
Net Increase/(Decrease) (900,000) $ (22,197,234) 825,000 $ 17,750,416
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$15,483,491 $15,338,764 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,180,094 $23,238,046 $— $—

Janus Henderson U.S. Real Estate ETF
Report of Independent Registered Public Accounting Firm
18 October 31, 2025
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson U.S. Real Estate ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson U.S. Real Estate ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the
"Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2025 and for the period June 22, 2021
(commencement of operations) through October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October
31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the four years in the period ended October
31, 2025 and for the period June 22, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2025 by correspondence with the custodian, broker and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 19, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson U.S. Real Estate ETF
Designation Requirements
(unaudited)
Janus Detroit Street Trust 19
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2025:
Dividends Received Deduction Percentage 0.61%
Qualified Dividend Income Percentage 1.08%
Qualified Interest Income Percentage 1.23%

Janus Henderson U.S. Real Estate ETF
Additional Information
(unaudited)
20 October 31, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93088 12-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2025
Janus Henderson Corporate Bond ETF
Janus Detroit Street Trust

Janus Henderson Corporate Bond ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Corporate Bond ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 1.6%
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) $ 30,158 $ 19,425
United Airlines Pass-Through Trust, 3.7500%, 9/3/26 386,533 383,806
Total Asset-Backed Securities (cost $406,947) 403,231
Bank Loans - 0.9%
Communication Services - 0.8%
Genesee & Wyoming, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
1.7500%, 5.7515%, 4/10/31
‡,ƒ
198,606 198,075
Information Technology - 0.1%
Clearwater Analytics LLC, First Lien Term Loan, CME Term SOFR 6 Month +
2.2500%, 6.4605%, 4/21/32
‡,ƒ
42,000 42,027
Total Bank Loans (cost $240,504) 240,102
Corporate Bonds - 88.5%
Basic Materials - 3.4%
Barrick Mining Corp., 5.8000%, 11/15/34 175,000 181,100
Barrick North America Finance LLC, 5.7000%, 5/30/41 62,000 63,851
Chevron Phillips Chemical Co. LLC, 4.7500%, 5/15/30 (144A) 60,000 60,713
Compass Minerals International, Inc., 6.7500%, 12/1/27 (144A) 247,000 248,262
Dow Chemical Co. (The), 5.6500%, 3/15/36 315,000 315,305
869,231
Communications - 6.3%
Beignet Investor LLC, 6.5810%, 5/30/49 (144A) 174,000 185,607
Frontier Communications Holdings LLC, 8.6250%, 3/15/31 (144A) 230,000 242,807
Meta Platforms, Inc., 4.8750%, 11/15/35 82,000 82,363
Meta Platforms, Inc., 5.6250%, 11/15/55 109,000 108,180
Meta Platforms, Inc., 5.7500%, 11/15/65 78,000 77,347
NTT Finance Corp., 4.8760%, 7/16/30 (144A) 200,000 203,784
Time Warner Cable LLC, 6.5500%, 5/1/37 89,000 91,219
T-Mobile USA, Inc., 4.6250%, 1/15/33 76,000 75,414
T-Mobile USA, Inc., 4.9500%, 11/15/35 165,000 163,852
T-Mobile USA, Inc., 5.7000%, 1/15/56 127,000 125,534
Virgin Media Secured Finance plc, 5.5000%, 5/15/29 (144A) 252,000 247,371
1,603,478
Consumer, Cyclical - 6.8%
Flutter Treasury DAC, 5.8750%, 6/4/31 (144A) 243,000 246,037
Ford Motor Co., 3.2500%, 2/12/32 150,000 130,809
Ford Motor Credit Co. LLC, 6.7980%, 11/7/28 200,000 208,984
General Motors Financial Co., Inc., 6.1000%, 1/7/34 146,000 154,284
Hasbro, Inc., 6.0500%, 5/14/34 154,000 162,275
LGI Homes, Inc., 7.0000%, 11/15/32 (144A) 179,000 171,776
Mattel, Inc., 3.7500%, 4/1/29 (144A) 130,000 126,129
Mattel, Inc., 5.4500%, 11/1/41 100,000 93,352
Royal Caribbean Cruises Ltd., 5.3750%, 1/15/36 113,000 113,766
Stellantis Finance US, Inc., 5.7500%, 3/18/30 (144A) 234,000 239,930
Warnermedia Holdings, Inc., 4.0540%, 3/15/29 81,000 75,816
1,723,158
Consumer, Non-cyclical - 15.3%
180 Medical, Inc., 5.3000%, 10/8/35 (144A) 253,000 250,233
Aetna, Inc., 6.6250%, 6/15/36 233,000 255,500
Centene Corp., 3.3750%, 2/15/30 271,000 249,297
CVS Health Corp., 5.7000%, 6/1/34 125,000 130,729
CVS Health Corp., 5.4500%, 9/15/35 72,000 73,519
CVS Health Corp., 5.0500%, 3/25/48 131,000 117,132
CVS Health Corp., 6.2500%, 9/15/65 88,000 89,646
Elevance Health, Inc., 6.1000%, 10/15/52
#
80,000 83,639

Janus Henderson Corporate Bond ETF
Schedule of Investments
October 31, 2025
4 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
EMD Finance LLC, 4.6250%, 10/15/32 (144A) $ 150,000 $ 150,010
EMD Finance LLC, 5.0000%, 10/15/35 (144A) 162,000 162,488
Health Care Service Corp., 5.4500%, 6/15/34 (144A) 62,000 63,794
Humana, Inc., 5.3750%, 4/15/31 148,000 152,863
Humana, Inc., 5.9500%, 3/15/34 84,000 88,559
Illumina, Inc., 2.5500%, 3/23/31 130,000 117,096
JBS USA Holding Lux SARL, 3.6250%, 1/15/32
#
336,000 313,756
Mars, Inc., 5.0000%, 3/1/32 (144A) 44,000 45,216
Mars, Inc., 5.2000%, 3/1/35 (144A) 246,000 252,493
Mars, Inc., 5.7000%, 5/1/55 (144A) 34,000 34,595
Pilgrim's Pride Corp., 3.5000%, 3/1/32 286,000 262,133
Rollins, Inc., 5.2500%, 2/24/35 208,000 211,520
Royalty Pharma plc, 5.4000%, 9/2/34
#
184,000 188,056
Solventum Corp., 5.6000%, 3/23/34 75,000 78,002
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36
#
242,000 253,569
Universal Health Services, Inc., 2.6500%, 1/15/32 150,000 131,460
Universal Health Services, Inc., 5.0500%, 10/15/34 116,000 113,645
3,868,950
Energy - 7.4%
Columbia Pipelines Holding Co. LLC, 5.0970%, 10/1/31 (144A) 102,000 103,812
DT Midstream, Inc., 4.1250%, 6/15/29 (144A) 384,000 375,804
Enbridge, Inc., 5.5500%, 6/20/35
#
308,000 318,349
Energy Transfer LP, 5.9500%, 5/15/54
#
108,000 104,248
EQT Corp., 4.7500%, 1/15/31 161,000 161,148
Hess Midstream Operations LP, 5.8750%, 3/1/28 (144A) 50,000 51,029
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A) 166,000 165,626
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)
#
195,000 189,927
Occidental Petroleum Corp., 5.3750%, 1/1/32
#
123,000 125,107
Occidental Petroleum Corp., 4.1000%, 2/15/47 172,000 127,108
Ovintiv, Inc., 7.1000%, 7/15/53 92,000 98,196
Western Midstream Operating LP, 5.4500%, 4/1/44 59,000 53,238
1,873,592
Financial - 26.6%
Ally Financial, Inc., SOFR + 2.2900%, 6.1840%, 7/26/35
‡
160,000 165,632
Ares Capital Corp., 5.1000%, 1/15/31 365,000 359,899
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30 (144A) 424,000 444,081
Bank of America Corp., SOFR + 1.3100%, 5.5110%, 1/24/36
‡
40,000 41,877
Blackstone Private Credit Fund, 7.3000%, 11/27/28 59,000 62,728
Blue Owl Capital Corp., 3.1250%, 4/13/27 95,000 92,563
Blue Owl Finance LLC, 6.2500%, 4/18/34 179,000 185,749
Capital One Financial Corp., SOFR + 3.0700%, 7.6240%, 10/30/31
‡
110,000 124,059
Capital One Financial Corp., SOFR + 2.6000%, 5.8170%, 2/1/34
#,‡
61,000 64,080
Capital One Financial Corp., SOFR + 2.0360%, 6.1830%, 1/30/36
#,‡
87,000 90,668
CBRE Services, Inc., 5.5000%, 6/15/35 137,000 141,347
Citigroup, Inc., SOFR + 1.8300%, 6.0200%, 1/24/36
‡
87,000 91,019
Citigroup, Inc., SOFR + 1.4880%, 5.1740%, 9/11/36
‡
122,000 123,518
Citigroup, Inc., CME Term SOFR 3 Month + 1.4296%, 3.8780%, 1/24/39
‡
146,000 129,041
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.0000%, 5.7100%, 1/21/33 (144A)
‡
305,000 321,748
CoStar Group, Inc., 2.8000%, 7/15/30 (144A) 414,000 378,834
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year +
1.4000%, 5.7050%, 3/1/30 (144A)
‡
310,000 322,299
Deutsche Bank AG, SOFR + 1.7180%, 3.0350%, 5/28/32
‡
231,000 211,443

Janus Henderson Corporate Bond ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
EF Holdco, 7.3750%, 9/30/30 (144A) $ 143,000 $ 143,373
Equinix Europe 2 Financing Corp. LLC, 5.5000%, 6/15/34
#
208,000 215,709
F&G Global Funding, 4.6500%, 9/8/28 (144A) 116,000 116,375
GLP Capital LP, 5.6250%, 9/15/34 196,000 198,161
Goldman Sachs Group, Inc. (The), SOFR + 1.4200%, 5.0160%, 10/23/35
‡
192,000 193,302
Invitation Homes Operating Partnership LP, 4.9500%, 1/15/33
#
374,000 375,713
Jane Street Group, 7.1250%, 4/30/31 (144A) 94,000 98,641
Jane Street Group, 6.1250%, 11/1/32 (144A)
#
100,000 101,758
Jane Street Group, 6.7500%, 5/1/33 (144A) 59,000 61,547
JPMorgan Chase & Co., SOFR + 1.1900%, 4.8100%, 10/22/36
‡
126,000 125,598
LPL Holdings, Inc., 5.6500%, 3/15/35 160,000 163,304
Macquarie Airfinance Holdings Ltd., 5.1500%, 3/17/30 (144A) 122,000 123,446
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34
‡
46,000 47,476
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35
‡
126,000 129,581
Morgan Stanley, SOFR + 2.6200%, 5.2970%, 4/20/37
#,‡
130,000 132,199
Rocket Cos., Inc., 6.1250%, 8/1/30 (144A) 65,000 67,048
Rocket Cos., Inc., 6.3750%, 8/1/33 (144A)
#
84,000 87,505
Synchrony Financial, 2.8750%, 10/28/31
#
212,000 188,227
Truist Financial Corp., SOFR + 1.9220%, 5.7110%, 1/24/35
‡
41,000 42,973
US Bancorp, SOFR + 2.2600%, 5.8360%, 6/12/34
‡
135,000 143,957
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35
‡
57,000 60,087
Ventas Realty LP, 5.0000%, 1/15/35 167,000 167,452
VICI Properties LP, 3.8750%, 2/15/29 (144A) 264,000 257,957
Wells Fargo & Co., SOFR + 1.7800%, 5.4990%, 1/23/35
‡
80,000 83,512
Willis North America, Inc., 3.8750%, 9/15/49 100,000 76,279
6,751,765
Industrial - 6.7%
Amphenol Corp., 5.3000%, 11/15/55 124,000 120,668
Boeing Co. (The), 6.5280%, 5/1/34 119,000 131,670
Carlisle Cos., Inc., 5.2500%, 9/15/35 187,000 190,244
Carlisle Cos., Inc., 5.5500%, 9/15/40 67,000 68,067
Huntington Ingalls Industries, Inc., 4.2000%, 5/1/30 254,000 251,005
JH North America Holdings, Inc., 5.8750%, 1/31/31 (144A) 245,000 249,536
Martin Marietta Materials, Inc., 5.5000%, 12/1/54 126,000 126,095
Molex Electronic Technologies LLC, 5.2500%, 4/30/32 (144A) 60,000 61,312
Regal Rexnord Corp., 6.3000%, 2/15/30 85,000 89,967
SMBC Aviation Capital Finance DAC, 5.5500%, 4/3/34 (144A) 400,000 416,170
1,704,734
Technology - 10.3%
Booz Allen Hamilton, Inc., 5.9500%, 4/15/35 244,000 252,714
CoreWeave, Inc., 9.0000%, 2/1/31 (144A) 248,000 248,725
Electronic Arts, Inc., 2.9500%, 2/15/51
#
586,000 534,867
Foundry JV Holdco LLC, 6.2000%, 1/25/37 (144A) 288,000 306,271
Gartner, Inc., 3.6250%, 6/15/29 (144A) 99,000 95,042
Gartner, Inc., 3.7500%, 10/1/30 (144A) 196,000 185,430
Intel Corp., 4.7500%, 3/25/50 63,000 53,320
Intel Corp., 3.2000%, 8/12/61 110,000 65,508
Micron Technology, Inc., 5.8000%, 1/15/35 118,000 124,594
MSCI, Inc., 5.2500%, 9/1/35 73,000 73,264
Oracle Corp., 4.4500%, 9/26/30 49,000 48,595
Oracle Corp., 4.8000%, 9/26/32 60,000 59,382
Oracle Corp., 5.9500%, 9/26/55 127,000 120,408
SK hynix, Inc., 4.2500%, 9/11/28 (144A) 200,000 200,203

Janus Henderson Corporate Bond ETF
Schedule of Investments
October 31, 2025
6 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Technology - (continued)
Synopsys, Inc., 5.7000%, 4/1/55 $ 50,000 $ 50,513
VMware LLC, 4.7000%, 5/15/30
#
67,000 67,983
Western Digital Corp., 2.8500%, 2/1/29 135,000 128,148
2,614,967
Utilities - 5.7%
Ameren Corp., 5.3750%, 3/15/35 252,000 259,024
Duke Energy Corp., 4.9500%, 9/15/35 127,000 126,278
NiSource, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.5270%, 6.3750%, 3/31/55
‡
119,000 122,744
NRG Energy, Inc., 5.7500%, 1/15/34 (144A) 175,000 176,234
NRG Energy, Inc., 6.0000%, 1/15/36 (144A) 127,000 129,186
PPL Capital Funding, Inc., 5.2500%, 9/1/34
#
254,000 260,418
Sempra, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.6320%, 6.3750%, 4/1/56
‡
102,000 104,806
Xcel Energy, Inc., 5.4500%, 8/15/33 252,000 261,234
1,439,924
Total Corporate Bonds (cost $21,988,349) 22,449,799
Foreign Government Bonds - 0.7%
Republic of Poland, 5.3750%, 2/12/35 (cost $164,822) 164,000 171,432
Exchange Traded Funds - 5.0%
Janus Henderson AAA CLO ETF
£
9,809 497,709
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
7,173 387,943
Janus Henderson Mortgage-Backed Securities ETF
£
8,341 382,685
1,268,337
Total Exchange Traded Funds (cost $1,242,949) 1,268,337
Investment Companies - 2.4%
Money Market Funds - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 4.1200%
£,∞
(cost $616,023) 616,002 616,125
Investments Purchased with Cash Collateral from Securities Lending - 7.2%
Investment Companies - 5.8%
Janus Henderson Cash Collateral Fund LLC, 4.0500%
£,∞
1,465,364 1,465,364
Time Deposits - 1.4%
Royal Bank of Canada, 3.8500%, 11/3/25 366,341 366,341
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $1,831,705) 1,831,705
Total Investments (total cost $ 26,491,299 ) - 106.3% 26,980,731
Liabilities, net of Cash, Receivables and Other Assets - (6.3%) (1,599,703)
Net Assets - 100.0% $25,381,028

Janus Henderson Corporate Bond ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 23,915,036 88.5%
Ireland 662,207 2.5
Canada 499,449 1.9
United Kingdom 370,817 1.4
Denmark 322,299 1.2
Netherlands 321,748 1.2
Luxembourg 313,756 1.2
Japan 203,784 0.8
South Korea 200,203 0.7
Poland 171,432 0.6
Total $26,980,731 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/25
............. Shares
Held at
10/31/25
Dividend
Income
Investment Company - 7.4%
Exchange Traded Fund - 5.0%
Janus Henderson AAA
CLO ETF $ – $ 496,796 $ – $ – $ 913 $ 497,709 9,809 $ 6,513
Janus Henderson
Emerging Markets
Debt Hard Currency
ETF – 371,976 – – 15,967 387,943 7,173 5,232
Janus Henderson
Mortgage-Backed
Securities ETF – 374,177 – – 8,508 382,685 8,341 3,247
Money Market Funds - 2.4%
Janus Henderson
Cash Liquidity Fund
LLC, 4.1200%
∞
1,327,106 41,236,367 (41,947,368) (82) 102 616,125 616,002 36,560
Investments Purchased
with Cash Collateral
from Securities Lending
- 7.2%
Investment Companies - 5.8%
Janus Henderson
Cash Collateral Fund
LLC, 4.0500%
∞
449,871 11,721,659 (10,706,166) – – 1,465,364 1,465,364 15,978
Δ
Total Affiliated
Investments - 13.2% $1,776,977 $54,200,975 $(52,653,534) $(82) $25,490 $3,349,826 $67,530

Janus Henderson Corporate Bond ETF
Schedule of Investments
October 31, 2025
8 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2025.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the year ended October 31, 2025.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 16 12/31/25 $ 3,331,875 $ (4,865)
U.S. Treasury 5 Year Notes 9 12/31/25 982,898 (1,316)
U.S. Treasury Ultra Bonds 16 12/19/25 1,940,500 64,859
Total - Futures Long 58,678
Futures Short:
U.S. Treasury 10 Year Notes 21 12/19/25 (2,366,109) (898)
U.S. Treasury 10 Year Ultra Bonds 21 12/19/25 (2,425,172) 877
U.S. Treasury Long Bonds 4 12/19/25 (469,250) 4,869
Total - Futures Short 4,848
Total $63,526
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
1 Day SOFR 4.1100% Fixed Annually 8/29/45 USD 2,000,000 $ – $ 34,736 $ 34,736
Total $– $34,736 $34,736
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2025
Interest Rate
Contracts Total
Asset Derivatives:
*
Futures contracts $ 70,605 $ 70,605
*
Swaps - centrally cleared 34,736 34,736
Total Asset Derivatives $ 105,341 $ 105,341
Liability Derivatives:
*
Futures contracts 7,079 7,079
Total Liability Derivatives $ 7,079 $ 7,079
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

Janus Henderson Corporate Bond ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Offsetting of Financial Assets and Derivative Assets
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Year Ended October 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $ — $ (435,795) $ (435,795)
Swap contracts (19,939) (2,640) (22,579)
Total $ (19,939) $ (438,435) $ (458,374)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts Total
Futures contracts $ 159,460 $ 159,460
Swap contracts 34,736 34,736
Total $ 194,196 $ 194,196
Average Ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2025
Futures contracts:
Average notional amount of contracts - long $14,543,079
Average notional amount of contracts - short 11,727,293
Credit default swaps:
Average notional amount - buy protection 637,500
Average notional amount - sell protection 362,500
Interest rate swaps:
Average notional amount - pay floating rate/receive fixed rate 500,000
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 1,793,762 $ — $ (1,793,762) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
10 October 31, 2025
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
# Loaned security; a portion of the security is on loan at October 31, 2025.
∞ Rate shown is the 7-day yield as of October 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
‡ Variable or floating rate security. Rate shown is the current rate as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2025 is $8,429,589 which represents 33.2% of net assets.

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
Janus Detroit Street Trust 11
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 403,231 $ — $ 403,231
Bank Loans — 240,102 — 240,102
Corporate Bonds — 22,449,799 — 22,449,799
Foreign Government Bonds — 171,432 — 171,432
Exchange Traded Funds 1,268,337 — — 1,268,337
Investment Companies — 616,125 — 616,125
Investments Purchased with Cash
Collateral from Securities Lending — 1,831,705 — 1,831,705
Total Investments in Securities $ 1,268,337 $ 25,712,394 $ — $ 26,980,731
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 34,736 $ — $ 34,736
Futures Contracts 70,605 — — 70,605
Total Other Financial Instruments $ 70,605 $ 34,736 $ — $ 105,341
Total Assets $ 1,338,942 $ 25,747,130 $ — $ 27,086,072
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 7,079 $ — $ — $ 7,079
Total Liabilities $ 7,079 $ — $ — $ 7,079
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Corporate Bond ETF
Statement of Assets and Liabilities
October 31, 2025
12 October 31, 2025
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $23,166,963)
(1)
$ 23,630,905
Affiliated investments, at value (cost $3,324,336) 3,349,826
Cash 2,537
Due from broker for centrally cleared swaps 161,176
Due from broker for futures 210,000
Receivables:
Interest 267,016
Affiliated securities lending income, net 33
Due from adviser 3,549
Total Assets 27,625,042
Liabilities:
Payable for variation margin on futures contracts 8,614
Payable for variation margin on swaps 3,637
Collateral on securities loaned (Note 3) 1,831,705
Payables:
Investments purchased 392,501
Management fees 7,557
Total Liabilities 2,244,014
Commitments and contingent liabilities
Net Assets $ 25,381,028
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 32,603,539
Total distributable earnings (loss) (7,222,511)
Total Net Assets $ 25,381,028
Net Assets $ 25,381,028
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 600,001
Net Asset Value Per Share $ 42 .30
(1) Includes $1,793,762 of securities on loan. See Note 3 in Notes to Financial Statements.

Janus Henderson Corporate Bond ETF
Statement of Operations
For the year ended October 31, 2025
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Investment Income:
Interest $ 1,462,913
Dividends from affiliates 51,552
Affiliated securities lending income, net     15,978
Unaffiliated securities lending income, net 4,276
Foreign tax withheld (276)
Total Investment Income 1,534,443
Expenses:
Management Fees 97,927
Total Expenses 97,927
Less: Excess Expense Reimbursement and Waivers (19,851)
Net Expenses 78,076
Net Investment Income/(Loss) 1,456,367
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (8,030)
Investments in affiliates (82)
Futures contracts (435,795)
Swap contracts (22,579)
Total Net Realized Gain/(Loss) on Investments $ (466,486)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 519,338
Investments in affiliates 25,490
Futures contracts 159,460
Swap contracts 34,736
Total Change in Unrealized Net Appreciation/Depreciation $ 739,024
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 1,728,905

Janus Henderson Corporate Bond ETF
Statements of Changes in Net Assets
14 October 31, 2025
See Notes to Financial Statements.
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations:
Net investment income/(loss) $ 1,456,367 $ 1,537,190
Net realized gain/(loss) on investments (466,486) (1,404,436)
Change in unrealized net appreciation/depreciation 739,024 4,216,471
Net Increase/(Decrease) in Net Assets Resulting from Operations 1,728,905 4,349,225
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (1,552,174) (1,521,574)
Net Decrease from Dividends and Distributions to Shareholders (1,552,174) (1,521,574)
Capital Share Transactions (6,202,080) —
Net Increase/(Decrease) in Net Assets (6,025,349) 2,827,651
Net Assets: — —
Beginning of Year   31,406,377 28,578,726
End of Year $ 25,381,028 $ 31,406,377

Janus Henderson Corporate Bond ETF
Financial Highlights
Janus Detroit Street Trust 15
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2025 2024 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $41.88 $38.10 $39.05 $49.56 $50.00
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(2)
2.16 2.05 1.57 1.02 0.13
Net realized and unrealized gain/(loss) 0.55 3.76 (0.99) (10.33) (0.57)
Total from Investment Operations 2.71 5.81 0.58 (9.31) (0.44)
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (2.29) (2.03) (1.53) (1.09) —
Distributions (from capital gains) — — — (0.11) —
Total Dividends and Distributions (2.29) (2.03) (1.53) (1.20) —
Net Asset Value, End of Period $42.30 $41.88 $38.10 $39.05 $49.56
Total Return
*
6.73% 15.45% 1.33% (19.08)% (0.88)%
Net assets, End of Period (in thousands) $25,381 $31,406 $28,579 $29,284 $49,561
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.35% 0.35% 0.35% 0.35% 0.35%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.28% 0.35% 0.35% 0.35% 0.35%
Ratio of Net Investment Income/(Loss) 5.21% 4.95% 3.88% 2.28% 1.81%
Portfolio Turnover Rate
(3)
185% 200% 118% 92% 15%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
16 October 31, 2025
1. Organization and Significant Accounting Policies
Janus Henderson Corporate Bond ETF (the “Fund”, formerly Janus Henderson Sustainable Corporate Bond ETF) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fifteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks total return consisting of income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US
LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the year ended October 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
18 October 31, 2025
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31, 2025 is

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
20 October 31, 2025
no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
During the year, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
There were no credit default swaps held as of October 31, 2025.

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
22 October 31, 2025
The Fund's use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations.
Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.
During the year, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Industry and Sector Risk
The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same theme. Companies in the same industry or economic sector or that benefit from the same theme may be similarly affected by economic or market events, making the
Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
24 October 31, 2025
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to  extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair
Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2025" table located in the
Fund’s Schedule of Investments.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
26 October 31, 2025
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of October 31,
2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,793,762 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of October 31, 2025 is $1,831,705, resulting in the net amount due to the counterparty of $37,943.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Below are descriptions of the types of loans held by the Fund as of  October 31,
2025.
 • Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-
traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate (“SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$500 million 0.35%
Over $500 million 0.30%

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
For the year ended October 31, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was
0.35% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.20% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least through May 1, 2026. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the
Statement of Operations.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2026. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the year ended October 31, 2025, the Adviser waived $980 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF, Janus Henderson Emerging Market Debt Hard Currency ETF, and Janus Henderson Mortgage-Backed Securities
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2025, the Adviser owned 550,001 shares or 91.67% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
28 October 31, 2025
operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2025 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, amortization on bonds, and investments in partnerships.
Information on the tax components of derivatives as of October 31, 2025 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$112,317 $— $(7,855,355) $— $35,049 $485,478
Capital Loss Carryover Schedule
For the year ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(3,177,988) $(4,677,367) $(7,855,355)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$26,495,253 $556,676 $(71,198) $485,478
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$63,213 $35,049 $— $35,049

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the year ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income
Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after
December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
For the year ended October 31, 2025
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$1,552,174 $— $— $—
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$1,521,574 $— $— $—
Year Ended October 31, 2025 Year Ended October 31, 2024
Shares Amount Shares Amount
Shares sold — $ — — $ —
Shares repurchased (150,000) (6,202,080) — —
Net Increase/(Decrease) (150,000) $ (6,202,080) — $ —
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$49,269,970 $55,936,392 $311,975 $301,425

Janus Henderson Corporate Bond ETF
Report of Independent Registered Public Accounting Firm
30 October 31, 2025
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Corporate Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Corporate Bond ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the
"Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended October 31, 2025 and for the period September 8,
2021 (commencement of operations) through October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October
31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the four years in the period ended October 31,
2025 and for the period September 8, 2021 (commencement of operations) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 19, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Corporate Bond ETF
Designation Requirements
(unaudited)
Janus Detroit Street Trust 31
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2025:
Qualified Interest Income Percentage 80.02%

Janus Henderson Corporate Bond ETF
Additional Information
(unaudited)
32 October 31, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93092 12-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2025
Janus Henderson B-BBB CLO ETF
Janus Detroit Street Trust

Janus Henderson B-BBB CLO ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 98 .5%
1988 CLO 1 Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 3.1000%, 7.0045%,
10/15/39 (144A)
‡
$ 1,000,000 $ 1,004,694
1988 CLO 5 Ltd. 2024-5A D1, CME Term SOFR 3 Month + 3.3000%, 7.2045%,
7/15/37 (144A)
‡
3,200,000 3,230,348
522 Funding CLO Ltd. 2020-6A DR, CME Term SOFR 3 Month + 3.4116%,
7.2714%, 10/23/34 (144A)
‡
6,000,000 5,869,875
720 East CLO Ltd. 2022-1A DR, CME Term SOFR 3 Month + 2.9000%, 6.7844%,
1/20/38 (144A)
‡
5,000,000 5,020,972
AB BSL CLO 1 Ltd. 2020-1A D1R2, CME Term SOFR 3 Month + 2.8000%,
0.0000%, 10/15/38 (144A)
†,‡
9,325,000 9,338,008
AB BSL CLO 2 Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.6116%, 7.5161%,
4/15/34 (144A)
‡
3,000,000 2,999,685
AGL CLO 14 Ltd. 2021-14A DR, CME Term SOFR 3 Month + 2.8500%, 6.7200%,
12/2/34 (144A)
‡
7,250,000 7,237,566
AGL CLO 16 Ltd. 2021-16A DR, CME Term SOFR 3 Month + 2.4000%, 6.2844%,
1/20/35 (144A)
‡
1,900,000 1,862,044
AGL CLO 21 Ltd. 2022-21A D2R, CME Term SOFR 3 Month + 4.4000%,
8.2700%, 10/21/37 (144A)
‡
2,200,000 2,211,852
AGL CLO 35 Ltd. 2024-35A D1, CME Term SOFR 3 Month + 2.8500%, 6.7200%,
1/21/38 (144A)
‡
3,000,000 3,008,073
AGL CLO 37 Ltd. 2024-37A D1, CME Term SOFR 3 Month + 2.6500%, 6.5073%,
4/22/38 (144A)
‡
8,000,000 8,023,132
AGL CLO 39 Ltd. 2025-39A D1, CME Term SOFR 3 Month + 2.5000%, 6.3844%,
4/20/38 (144A)
‡
15,700,000 15,706,208
AGL CLO 40 Ltd. 2025-40A D1, CME Term SOFR 3 Month + 2.9000%, 6.7574%,
7/22/38 (144A)
‡
3,000,000 3,021,861
AGL CLO 44 Ltd. 2025-44A D1, CME Term SOFR 3 Month + 2.5000%, 6.4533%,
10/22/37 (144A)
‡
6,500,000 6,491,863
AGL CLO 6 Ltd. 2020-6A D1R2, CME Term SOFR 3 Month + 3.3000%, 7.1844%,
4/20/38 (144A)
‡
10,000,000 10,034,918
AGL CLO 7 Ltd. 2020-7A D1R2, CME Term SOFR 3 Month + 2.8000%, 6.7045%,
10/15/38 (144A)
‡
4,700,000 4,709,353
AGL CLO 9 Ltd. 2020-9A DR, CME Term SOFR 3 Month + 3.5500%, 7.4344%,
4/20/37 (144A)
‡
2,000,000 1,995,134
AIMCO CLO 10 Ltd. 2019-10A D1RR, CME Term SOFR 3 Month + 3.0000%,
6.8573%, 7/22/37 (144A)
‡
2,500,000 2,510,474
Allegro CLO XIX Ltd. 2025-1A D2, CME Term SOFR 3 Month + 4.0500%,
7.9316%, 4/17/38 (144A)
‡
5,700,000 5,720,522
AMMC CLO 24 Ltd. 2021-24A DR, CME Term SOFR 3 Month + 2.9500%,
6.8344%, 1/20/35 (144A)
‡
6,870,000 6,869,983
AMMC CLO 27 Ltd. 2022-27A DR, CME Term SOFR 3 Month + 2.7000%,
6.5844%, 1/20/37 (144A)
‡
11,040,000 11,059,832
Anchorage Capital CLO 16 Ltd. 2020-16A D1R2, CME Term SOFR 3 Month +
2.9000%, 6.7844%, 1/19/38 (144A)
‡
9,250,000 9,294,950
Anchorage Capital CLO 16 Ltd. 2020-16A D2R2, CME Term SOFR 3 Month +
4.0000%, 7.8844%, 1/19/38 (144A)
‡
3,000,000 3,017,447
Anchorage Capital CLO 19 Ltd. 2021-19A D1R, CME Term SOFR 3 Month +
3.0000%, 6.9045%, 10/15/38 (144A)
‡
5,000,000 5,034,941
Ares LVI CLO Ltd. 2020-56A D1R2, CME Term SOFR 3 Month + 2.8500%,
6.7080%, 1/25/38 (144A)
‡
3,985,000 3,995,714
Ares LXIII CLO Ltd. 2022-63A D1R, CME Term SOFR 3 Month + 3.0000%,
7.2831%, 10/15/38 (144A)
‡
4,000,000 4,016,263
Ares LXIV CLO Ltd. 2022-64A DR, CME Term SOFR 3 Month + 3.2500%,
7.1545%, 10/24/39 (144A)
‡
2,500,000 2,516,224

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2025
4 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Ares LXVI CLO Ltd. 2022-66A D1R2, CME Term SOFR 3 Month + 2.9000%,
6.9584%, 10/25/38 (144A)
‡
$ 3,000,000 $ 3,013,479
Ares XLIII CLO Ltd. 2017-43A D2R2, CME Term SOFR 3 Month + 4.1000%,
8.0045%, 1/15/38 (144A)
‡
7,000,000 7,078,323
Ares XXXIX CLO Ltd. 2016-39A DR3, CME Term SOFR 3 Month + 3.2500%,
7.1344%, 7/18/37 (144A)
‡
10,000,000 10,088,236
Arini European CLO II DAC 2A DR, EURIBOR 3 Month + 3.1500%, 0.0000%,
10/15/38 (144A)
†,‡
EUR 3,300,000 3,808,860
Bain Capital Credit CLO Ltd. 2021-2A DR, CME Term SOFR 3 Month + 3.1000%,
6.9936%, 7/16/34 (144A)
‡
$ 4,750,000 4,764,676
Bain Capital Credit CLO Ltd. 2019-3A DRR, CME Term SOFR 3 Month +
2.8000%, 6.6700%, 10/21/34 (144A)
‡
9,000,000 9,039,962
Bain Capital Credit CLO Ltd. 2024-4A D1, CME Term SOFR 3 Month + 3.1000%,
6.9598%, 10/23/37 (144A)
‡
4,000,000 4,019,875
Ballyrock CLO 19 Ltd. 2022-19A CR, CME Term SOFR 3 Month + 3.1000%,
6.9844%, 4/20/35 (144A)
‡
5,000,000 4,994,464
Ballyrock CLO 25 Ltd. 2023-25A C1R, CME Term SOFR 3 Month + 2.6000%,
6.4580%, 1/25/38 (144A)
‡
9,500,000 9,474,345
Ballyrock CLO 27 Ltd. 2024-27A C1, CME Term SOFR 3 Month + 2.9000%,
6.7580%, 10/25/37 (144A)
‡
2,000,000 2,004,780
Ballyrock CLO 28 Ltd. 2024-28A C1, CME Term SOFR 3 Month + 2.8000%,
6.6844%, 1/20/38 (144A)
‡
4,790,000 4,809,119
Barings CLO Ltd. 2020-4A D2R, CME Term SOFR 3 Month + 5.0000%, 8.8844%,
10/20/37 (144A)
‡
5,000,000 5,033,851
Barings CLO Ltd. 2019-1A D1R2, CME Term SOFR 3 Month + 2.8500%, 6.7724%,
10/15/38 (144A)
‡
8,000,000 8,034,342
Barings CLO Ltd. 2023-3A D1R, CME Term SOFR 3 Month + 2.7000%, 6.8725%,
10/15/38 (144A)
‡
5,000,000 5,013,063
Barings CLO Ltd. 2025-4A D1, CME Term SOFR 3 Month + 2.8000%, 6.7669%,
10/15/40 (144A)
‡
9,000,000 9,050,203
Benefit Street Partners CLO 41 Ltd. 2025-41A D1, CME Term SOFR 3 Month +
2.7500%, 7.0675%, 7/25/38 (144A)
‡
2,000,000 1,999,039
Benefit Street Partners CLO 43 Ltd. 2025-43A D1, CME Term SOFR 3 Month +
2.6500%, 6.5675%, 10/20/38 (144A)
‡
3,000,000 2,994,504
Benefit Street Partners CLO Ltd. 2015-6BR D1R, CME Term SOFR 3 Month +
2.7000%, 6.5844%, 4/20/38 (144A)
‡
3,000,000 3,005,376
Benefit Street Partners CLO X Ltd. 2016-10A C1R3, CME Term SOFR 3 Month +
2.8500%, 6.7344%, 7/20/38 (144A)
‡
2,000,000 2,005,982
Benefit Street Partners CLO XX Ltd. 2020-20A D1RR, CME Term SOFR 3 Month
+ 2.7000%, 6.6045%, 10/15/38 (144A)
‡
1,500,000 1,495,042
Benefit Street Partners CLO XXV Ltd. 2021-25A DR, CME Term SOFR 3 Month +
2.3500%, 6.2545%, 1/15/35 (144A)
‡
14,860,000 14,652,375
Bethpage Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.2116%,
7.1161%, 10/15/36 (144A)
‡
1,500,000 1,501,205
Birch Grove CLO 11 Ltd. 2024-11A D1, CME Term SOFR 3 Month + 3.1000%,
6.9573%, 1/22/38 (144A)
‡
8,000,000 8,041,514
Birch Grove CLO 3 Ltd. 2021-3A D1R, CME Term SOFR 3 Month + 2.8500%,
6.7344%, 1/19/38 (144A)
‡
6,750,000 6,751,973
Birch Grove CLO 3 Ltd. 2021-3A D2R, CME Term SOFR 3 Month + 3.8500%,
7.7344%, 1/19/38 (144A)
‡
5,000,000 5,005,949
Birch Grove CLO 6 Ltd. 2023-6A D1R, CME Term SOFR 3 Month + 3.1500%,
7.5209%, 7/20/38 (144A)
‡
10,000,000 10,029,224
BlueMountain CLO XXV Ltd. 2019-25A D1RR, CME Term SOFR 3 Month +
3.2500%, 7.1545%, 1/15/38 (144A)
‡
12,500,000 12,534,944

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
BlueMountain CLO XXVI Ltd. 2019-26A D2R, CME Term SOFR 3 Month +
4.6316%, 8.5160%, 10/20/34 (144A)
‡
$ 4,500,000 $ 4,513,244
BlueMountain CLO XXXII Ltd. 2021-32A DR, CME Term SOFR 3 Month +
3.1000%, 7.0045%, 10/15/34 (144A)
‡
14,250,000 14,214,385
Canyon Capital CLO Ltd. 2019-2A DR2, CME Term SOFR 3 Month + 2.8500%,
6.7545%, 10/15/34 (144A)
‡
10,000,000 9,998,533
Canyon Capital CLO Ltd. 2023-1A D1R, CME Term SOFR 3 Month + 2.8500%,
6.8101%, 10/15/38 (144A)
‡
5,000,000 5,011,477
Canyon CLO Ltd. 2021-3A DR, CME Term SOFR 3 Month + 2.8500%, 6.7545%,
7/15/34 (144A)
‡
3,000,000 2,995,779
Canyon CLO Ltd. 2025-1A D1, CME Term SOFR 3 Month + 2.7500%, 6.6545%,
4/15/38 (144A)
‡
3,000,000 3,015,275
Capital Four CLO XI DAC 11A D, EURIBOR 3 Month + 3.1000%, 0.0000%,
1/25/39 (144A)
†,‡
EUR 3,400,000 3,924,280
Capital Four US CLO I Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.8816%,
7.7660%, 1/18/35 (144A)
‡
$ 7,430,000 7,456,652
Carlyle US CLO 2024-4A D, CME Term SOFR 3 Month + 3.2000%, 7.0844%,
7/20/37 (144A)
‡
1,000,000 1,004,789
Carlyle US CLO Ltd. 2020-2A CR2, CME Term SOFR 3 Month + 2.9000%,
6.7580%, 1/25/35 (144A)
‡
15,000,000 15,067,308
Carlyle US CLO Ltd. 2017-2A D2R2, CME Term SOFR 3 Month + 4.7500%,
8.6344%, 7/20/37 (144A)
‡
6,750,000 6,817,426
Carlyle US CLO Ltd. 2025-1A D1, CME Term SOFR 3 Month + 3.0500%,
6.9080%, 4/25/38 (144A)
‡
2,000,000 2,017,803
Carlyle US CLO Ltd. 2023-2A D1R, CME Term SOFR 3 Month + 2.9500%,
6.8344%, 7/20/38 (144A)
‡
2,500,000 2,512,726
Carlyle US CLO Ltd. 2021-8A D1R, CME Term SOFR 3 Month + 2.7500%,
6.7317%, 10/15/38 (144A)
‡
7,000,000 7,004,177
Carlyle US CLO Ltd. 2021-7A D1R, CME Term SOFR 3 Month + 3.0000%,
6.9045%, 4/15/40 (144A)
‡
5,300,000 5,331,749
CBAMR Ltd. 2018-8A DR, CME Term SOFR 3 Month + 4.0000%, 7.9045%,
7/15/37 (144A)
‡
6,580,000 6,601,680
Cedar Funding IV CLO Ltd. 2014-4A DR3, CME Term SOFR 3 Month + 3.3000%,
7.1598%, 1/23/38 (144A)
‡
5,000,000 5,000,968
Cedar Funding VIII CLO Ltd. 2017-8A DRR, CME Term SOFR 3 Month +
2.9500%, 6.8316%, 1/17/38 (144A)
‡
2,450,000 2,449,504
CIFC Funding 2014-V Ltd. 2014-5A ER3, CME Term SOFR 3 Month + 7.5000%,
11.3816%, 7/17/37 (144A)
‡
2,000,000 2,013,560
CIFC Funding 2020-IV Ltd. 2020-4A DR, CME Term SOFR 3 Month + 2.8000%,
6.7045%, 1/15/40 (144A)
‡
3,850,000 3,863,444
CIFC Funding Ltd. 2014-4RA CRR, CME Term SOFR 3 Month + 2.6000%,
6.4816%, 1/17/35 (144A)
‡
6,050,000 6,016,109
CIFC Funding Ltd. 2021-7A DR, CME Term SOFR 3 Month + 2.7000%, 6.5598%,
1/23/35 (144A)
‡
4,500,000 4,499,089
CIFC Funding Ltd. 2024-4A D1, CME Term SOFR 3 Month + 2.9500%, 6.8436%,
10/16/37 (144A)
‡
2,500,000 2,513,476
CIFC Funding Ltd. 2021-5A D1R, CME Term SOFR 3 Month + 2.7500%, 6.6545%,
1/15/38 (144A)
‡
5,000,000 5,002,364
CIFC Funding Ltd. 2025-2A D1, CME Term SOFR 3 Month + 2.5000%, 6.4045%,
4/15/38 (144A)
‡
2,000,000 2,003,587
CIFC Funding Ltd. 2021-3A D1R, CME Term SOFR 3 Month + 2.6000%,
6.5045%, 10/15/38 (144A)
‡
10,000,000 9,975,948
CIFC Funding Ltd. 2019-5A D1R2, CME Term SOFR 3 Month + 2.7000%,
6.7893%, 10/15/38 (144A)
‡
3,200,000 3,212,788

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2025
6 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding Ltd. 2019-2A D1RR, CME Term SOFR 3 Month + 2.6000%,
6.7429%, 10/17/38 (144A)
‡
$ 5,000,000 $ 4,988,016
CIFC Funding Ltd. 2019-7A D1R, CME Term SOFR 3 Month + 2.7000%, 6.7913%,
10/19/38 (144A)
‡
3,800,000 3,809,514
Clover CLO LLC 2021-3A DR, CME Term SOFR 3 Month + 2.5500%, 6.4080%,
1/25/35 (144A)
‡
2,250,000 2,251,792
CQS US CLO Ltd. 2023-3A D, CME Term SOFR 3 Month + 4.2000%, 8.0580%,
1/25/37 (144A)
‡
1,150,000 1,152,236
Crown City CLO III 2021-1A C, CME Term SOFR 3 Month + 3.5616%, 7.4460%,
7/20/34 (144A)
‡
5,250,000 5,249,986
Crown City CLO IV 2022-4A C1R, CME Term SOFR 3 Month + 4.5000%,
8.3844%, 4/20/37 (144A)
‡
5,000,000 5,034,248
Crown City CLO V 2023-5A C1AR, CME Term SOFR 3 Month + 4.1000%,
7.9844%, 4/20/37 (144A)
‡
4,750,000 4,756,549
Crown City CLO VI 2024-6A E, CME Term SOFR 3 Month + 6.5000%, 10.4045%,
7/15/37 (144A)
‡
3,250,000 3,290,320
Crown Point CLO 11 Ltd. 2021-11A D2R, CME Term SOFR 3 Month + 4.2500%,
8.1316%, 2/28/38 (144A)
‡
5,000,000 5,069,433
Dryden 68 CLO Ltd. 2019-68A DR, CME Term SOFR 3 Month + 3.6116%,
7.5161%, 7/15/35 (144A)
‡
6,500,000 6,457,114
Dryden 83 CLO Ltd. 2020-83A ER, CME Term SOFR 3 Month + 6.3200%,
10.2044%, 4/18/37 (144A)
‡
12,325,000 12,331,753
Dryden 98 CLO Ltd. 2022-98A D, CME Term SOFR 3 Month + 3.1000%,
6.9844%, 4/20/35 (144A)
‡
7,300,000 7,310,153
Elevation CLO Ltd. 2018-3A DR, CME Term SOFR 3 Month + 3.8716%, 7.7296%,
1/25/35 (144A)
‡
7,900,000 7,916,567
Elmwood CLO 17 Ltd. 2022-4A D1R, CME Term SOFR 3 Month + 3.0500%,
6.9316%, 7/17/37 (144A)
‡
15,000,000 15,067,353
Elmwood CLO 18 Ltd. 2022-5A D1RR, CME Term SOFR 3 Month + 2.9500%,
6.8316%, 7/17/37 (144A)
‡
14,000,000 14,060,067
Elmwood CLO 30 Ltd. 2024-6A D2, CME Term SOFR 3 Month + 4.2500%,
8.1316%, 7/17/37 (144A)
‡
5,500,000 5,552,743
Elmwood CLO 31 Ltd. 2024-7A D2, CME Term SOFR 3 Month + 4.2000%,
8.0816%, 7/17/37 (144A)
‡
2,500,000 2,524,474
Elmwood CLO 37 Ltd. 2024-13A D2, CME Term SOFR 3 Month + 3.7500%,
7.6316%, 1/17/38 (144A)
‡
2,000,000 2,003,581
Elmwood CLO II Ltd. 2019-2A D1RR, CME Term SOFR 3 Month + 3.0500%,
6.9344%, 10/20/37 (144A)
‡
4,870,000 4,891,866
Elmwood CLO III Ltd. 2019-3A DRR, CME Term SOFR 3 Month + 3.1000%,
6.9844%, 7/18/37 (144A)
‡
6,000,000 6,017,831
Elmwood CLO IX Ltd. 2021-2A D1R, CME Term SOFR 3 Month + 2.6500%,
6.5344%, 4/20/38 (144A)
‡
1,500,000 1,501,489
Elmwood CLO V Ltd. 2020-2A D1RR, CME Term SOFR 3 Month + 3.1500%,
7.0344%, 10/20/37 (144A)
‡
1,000,000 1,004,390
Elmwood CLO VII Ltd. 2020-4A D2RR, CME Term SOFR 3 Month + 4.3500%,
8.2316%, 10/17/37 (144A)
‡
2,500,000 2,517,467
Elmwood CLO XII Ltd. 2021-5A D1R, CME Term SOFR 3 Month + 3.1000%,
7.0045%, 10/15/37 (144A)
‡
17,000,000 17,055,976
Empower CLO Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 3.0000%,
6.8844%, 10/20/37 (144A)
‡
4,000,000 4,017,577
Empower CLO Ltd. 2023-2A D1R, CME Term SOFR 3 Month + 2.8000%,
6.7045%, 10/15/38 (144A)
‡
7,500,000 7,518,703
Fortress Credit BSL XXIV Ltd. 2025-1A D1, CME Term SOFR 3 Month + 3.4500%,
7.3344%, 4/20/38 (144A)
‡
5,000,000 5,068,110

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Garnet CLO 3 Ltd. 2025-3A D1, CME Term SOFR 3 Month + 2.8000%, 0.0000%,
10/20/38 (144A)
†,‡
$ 8,000,000 $ 8,011,048
Generate CLO 10 Ltd. 2022-10A D1R, CME Term SOFR 3 Month + 2.8500%,
6.7074%, 1/22/38 (144A)
‡
5,000,000 4,992,912
Generate CLO 11 Ltd. 2023-11A D1R, CME Term SOFR 3 Month + 3.2500%,
7.1344%, 10/20/37 (144A)
‡
4,500,000 4,497,290
Generate CLO 16 Ltd. 2024-16A D2, CME Term SOFR 3 Month + 4.5000%,
8.3844%, 7/20/37 (144A)
‡
3,500,000 3,506,607
Generate CLO 21 Ltd. 2025-21A D1, CME Term SOFR 3 Month + 3.1000%,
7.4064%, 7/25/38 (144A)
‡
2,500,000 2,508,961
Generate CLO 7 Ltd. 7A D1R, CME Term SOFR 3 Month + 4.0000%, 7.8573%,
4/22/37 (144A)
‡
4,227,000 4,225,830
Generate CLO 9 Ltd. 9A D1R, CME Term SOFR 3 Month + 3.1000%, 6.9844%,
1/20/38 (144A)
‡
7,000,000 7,011,873
GoldenTree Loan Management US CLO 14 Ltd. 2022-14A DR, CME Term SOFR 3
Month + 3.0000%, 6.8844%, 7/20/37 (144A)
‡
1,950,000 1,959,535
Golub Capital Partners CLO 37B Ltd. 2017-19RA D1R3, CME Term SOFR 3 Month
+ 2.7000%, 6.5900%, 10/20/36 (144A)
‡
10,000,000 10,052,343
Golub Capital Partners CLO 77 B Ltd. 2024-77A D1, CME Term SOFR 3 Month +
2.7000%, 6.5580%, 1/25/38 (144A)
‡
3,890,000 3,907,854
Halsey Point CLO I Ltd. 2019-1A D1R, CME Term SOFR 3 Month + 3.8000%,
7.6844%, 10/20/37 (144A)
‡
5,000,000 4,999,985
Halseypoint CLO 5 Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.7616%,
7.5999%, 1/30/35 (144A)
‡
2,000,000 2,002,835
Hayfin US XII Ltd. 2020-12A DR, CME Term SOFR 3 Month + 3.2500%, 7.1344%,
1/20/38 (144A)
‡
4,340,000 4,358,616
HPS Loan Management Ltd. 2025-24A D1, CME Term SOFR 3 Month + 2.5500%,
6.4080%, 4/25/38 (144A)
‡
5,000,000 5,002,459
KKR CLO 27 Ltd. 27A D1R2, CME Term SOFR 3 Month + 2.9000%, 6.8045%,
1/15/35 (144A)
‡
4,650,000 4,631,385
KKR CLO 27 Ltd. 27A D2R2, CME Term SOFR 3 Month + 4.1000%, 8.0045%,
1/15/35 (144A)
‡
4,500,000 4,506,718
KKR CLO 35 Ltd. 35A DR, CME Term SOFR 3 Month + 2.7500%, 6.6344%,
1/20/38 (144A)
‡
8,900,000 9,001,116
KKR CLO 56 Ltd. 2024-56A D1, CME Term SOFR 3 Month + 3.1500%, 7.0545%,
10/15/37 (144A)
‡
1,500,000 1,506,586
Lake George Park CLO Ltd. 2025-1A D, CME Term SOFR 3 Month + 2.5000%,
6.4045%, 4/15/38 (144A)
‡
3,000,000 2,999,983
Madison Park Funding LIV Ltd. 2022-54A D2R, CME Term SOFR 3 Month +
4.2500%, 8.1200%, 10/21/37 (144A)
‡
10,000,000 10,002,886
Madison Park Funding LIX Ltd. 2021-59A D1AR, CME Term SOFR 3 Month +
3.3000%, 7.1844%, 4/18/37 (144A)
‡
2,500,000 2,512,713
Madison Park Funding LV Ltd. 2022-55A D1R, CME Term SOFR 3 Month +
3.1500%, 7.0344%, 7/18/37 (144A)
‡
2,000,000 2,004,192
Madison Park Funding LXXI Ltd. 2025-71A D1, CME Term SOFR 3 Month +
2.6000%, 6.4598%, 4/23/38 (144A)
‡
3,000,000 2,999,678
Madison Park Funding XLV Ltd. 2020-45A DRR, CME Term SOFR 3 Month +
2.9000%, 6.8045%, 7/15/34 (144A)
‡
19,400,000 19,411,500
Madison Park Funding XLVI Ltd. 2020-46A DRR, CME Term SOFR 3 Month +
2.7500%, 6.6545%, 10/15/34 (144A)
‡
7,250,000 7,244,099
Madison Park Funding XXXI Ltd. 2018-31A D1R, CME Term SOFR 3 Month +
3.3000%, 7.1598%, 7/23/37 (144A)
‡
5,650,000 5,660,146
Madison Park Funding XXXIII Ltd. 2019-33A DR, CME Term SOFR 3 Month +
3.1000%, 7.0045%, 10/15/32 (144A)
‡
1,075,000 1,074,434

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2025
8 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding XXXIX Ltd. 2021-39A DR, CME Term SOFR 3 Month +
3.2000%, 7.0574%, 10/22/34 (144A)
‡
$ 17,050,000 $ 17,136,039
Madison Park Funding XXXVI Ltd. 2019-36A D1RR, CME Term SOFR 3 Month +
2.5500%, 6.4545%, 4/15/35 (144A)
‡
1,000,000 993,303
Magnetite Xlii Ltd. 2024-42A D2, CME Term SOFR 3 Month + 3.9500%, 7.8080%,
1/25/38 (144A)
‡
2,500,000 2,505,468
Magnetite XLIV Ltd. 2024-44A D1, CME Term SOFR 3 Month + 2.8500%,
6.7545%, 10/15/37 (144A)
‡
7,500,000 7,540,432
Magnetite XLVII Ltd. 2024-47A D1, CME Term SOFR 3 Month + 2.8500%,
6.7080%, 1/25/38 (144A)
‡
1,000,000 1,005,983
Magnetite XLVIII Ltd. 2025-48A D, CME Term SOFR 3 Month + 2.7000%,
6.9915%, 10/15/38 (144A)
‡
5,000,000 5,033,583
Magnetite XXVI Ltd. 2020-26A D1R2, CME Term SOFR 3 Month + 2.5000%,
6.3580%, 1/25/38 (144A)
‡
3,250,000 3,245,114
Magnetite XXXIX Ltd. 2023-39A D1R, CME Term SOFR 3 Month + 2.7000%,
6.5580%, 1/25/37 (144A)
‡
1,000,000 1,006,028
Magnetite XXXIX Ltd. 2023-39A D2R, CME Term SOFR 3 Month + 3.9000%,
7.7580%, 1/25/37 (144A)
‡
4,000,000 4,026,136
Magnetite XXXVI Ltd. 2023-36A DR, CME Term SOFR 3 Month + 2.8000%,
6.6580%, 7/25/38 (144A)
‡
12,750,000 12,783,028
Meacham Park CLO Ltd. 2024-1A D, CME Term SOFR 3 Month + 2.9000%,
6.7844%, 10/20/37 (144A)
‡
3,000,000 3,014,670
MidOcean Credit CLO XII Ltd. 2023-12A DRR, CME Term SOFR 3 Month +
3.1000%, 6.9844%, 7/18/38 (144A)
‡
5,450,000 5,478,849
Milford Park CLO Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 2.7000%,
6.5844%, 1/20/38 (144A)
‡
8,000,000 7,987,148
Morgan Stanley Eaton Vance CLO Ltd. 2022-17A D1R, CME Term SOFR 3 Month
+ 3.1500%, 7.0344%, 10/20/37 (144A)
‡
1,325,000 1,328,704
Neuberger Berman CLO XVII Ltd. 2014-17A D2R3, CME Term SOFR 3 Month +
4.5000%, 8.3573%, 7/22/38 (144A)
‡
4,000,000 4,041,956
Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A D2R2, CME Term SOFR
3 Month + 4.4500%, 8.3344%, 7/18/38 (144A)
‡
4,500,000 4,543,154
Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A D1R, CME Term SOFR 3
Month + 3.1000%, 6.9844%, 10/18/38 (144A)
‡
2,000,000 2,011,378
Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A D1R2, CME Term SOFR
3 Month + 2.8000%, 6.6844%, 1/20/39 (144A)
‡
5,250,000 5,266,229
Neuberger Berman Loan Advisers CLO 41 Ltd. 2021-41A DR, CME Term SOFR 3
Month + 2.8000%, 6.7045%, 4/15/34 (144A)
‡
10,000,000 9,992,984
Neuberger Berman Loan Advisers CLO 44 Ltd. 2021-44A DR, CME Term SOFR 3
Month + 2.6500%, 6.5436%, 10/16/35 (144A)
‡
9,000,000 9,005,377
Neuberger Berman Loan Advisers CLO 46 Ltd. 2021-46A DR, CME Term SOFR 3
Month + 2.6500%, 6.5344%, 1/20/37 (144A)
‡
12,500,000 12,507,466
Neuberger Berman Loan Advisers CLO 50 Ltd. 2022-50A DR, CME Term SOFR 3
Month + 2.8500%, 6.7098%, 7/23/36 (144A)
‡
2,000,000 2,013,189
Neuberger Berman Loan Advisers CLO 57 Ltd. 2024-57A D1, CME Term SOFR 3
Month + 2.9000%, 6.7654%, 10/24/38 (144A)
‡
2,000,000 2,011,577
New Mountain CLO 3 Ltd. CLO-3A D1R, CME Term SOFR 3 Month + 2.9500%,
6.8344%, 10/20/38 (144A)
‡
1,000,000 1,004,491
Northwoods Capital 20 Ltd. 2019-20A D1AR, CME Term SOFR 3 Month +
3.4000%, 7.2580%, 10/25/38 (144A)
‡
5,000,000 5,039,501
Oaktree CLO Ltd. 2021-1A D2R, CME Term SOFR 3 Month + 4.1000%, 8.0045%,
1/15/38 (144A)
‡
6,000,000 6,008,342
Obra CLO 1 Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.4000%, 7.2844%,
1/20/38 (144A)
‡
9,070,000 9,152,542

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
OCP Aegis CLO Ltd. 2023-29A D1R, CME Term SOFR 3 Month + 2.5500%,
6.4344%, 1/20/36 (144A)
‡
$ 4,650,000 $ 4,637,888
OCP Aegis CLO Ltd. 2024-39A D2, CME Term SOFR 3 Month + 4.1000%,
7.9936%, 1/16/37 (144A)
‡
4,000,000 4,014,388
OCP CLO Ltd. 2021-23A D1R, CME Term SOFR 3 Month + 2.7500%, 6.6316%,
1/17/37 (144A)
‡
2,000,000 2,008,658
OCP CLO Ltd. 2021-23A D2R, CME Term SOFR 3 Month + 3.9000%, 7.7816%,
1/17/37 (144A)
‡
4,000,000 4,026,679
OCP CLO Ltd. 2019-17A D1R2, CME Term SOFR 3 Month + 3.1000%, 6.9844%,
7/20/37 (144A)
‡
3,000,000 3,014,981
OCP CLO Ltd. 2024-33A D2, CME Term SOFR 3 Month + 4.4000%, 8.2844%,
7/20/37 (144A)
‡
2,300,000 2,316,310
OCP CLO Ltd. 2022-25A D2R, CME Term SOFR 3 Month + 4.5000%, 8.3844%,
7/20/37 (144A)
‡
3,750,000 3,773,594
OCP CLO Ltd. 2023-28A D1R, CME Term SOFR 3 Month + 2.8500%, 6.7436%,
7/16/38 (144A)
‡
5,625,000 5,650,827
Octagon 57 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.3616%, 7.2662%,
10/15/34 (144A)
‡
7,750,000 7,751,530
Octagon 75 Ltd. 2025-1A D2, CME Term SOFR 3 Month + 3.6500%, 7.5074%,
1/22/38 (144A)
‡
8,300,000 8,258,375
Octagon Investment Partners 29 Ltd. 2016-1A DR2, CME Term SOFR 3 Month +
3.3000%, 7.1844%, 7/18/39 (144A)
‡
6,000,000 6,057,035
OHA Credit Funding 5 Ltd. 2020-5A D1R, CME Term SOFR 3 Month + 2.9000%,
6.7844%, 10/18/37 (144A)
‡
1,000,000 1,003,591
OHA Credit Funding 7 Ltd. 2020-7A D1R2, CME Term SOFR 3 Month + 2.7000%,
6.5844%, 7/19/38 (144A)
‡
5,000,000 5,015,458
OHA Credit Funding 9 Ltd. 2021-9A D2R, CME Term SOFR 3 Month + 4.2000%,
8.0844%, 10/19/37 (144A)
‡
3,000,000 3,032,966
OHA Credit Partners VII Ltd. 2012-7A D1R4, CME Term SOFR 3 Month +
2.5000%, 6.7035%, 2/20/38 (144A)
‡
18,725,000 18,704,511
OHA Credit Partners XI Ltd. 2015-11A D1R2, CME Term SOFR 3 Month +
3.1000%, 6.9844%, 4/20/37 (144A)
‡
5,000,000 5,019,448
OHA Credit Partners XIII Ltd. 2016-13A D1R2, CME Term SOFR 3 Month +
3.0000%, 6.8700%, 10/21/37 (144A)
‡
4,000,000 4,014,760
Orchard Park CLO Ltd. 2024-1A D1, CME Term SOFR 3 Month + 2.9500%,
6.8344%, 10/20/37 (144A)
‡
2,000,000 2,007,181
Palmer Square CLO Ltd. 2022-3A D1R, CME Term SOFR 3 Month + 2.9500%,
6.8344%, 7/20/37 (144A)
‡
4,030,000 4,040,050
Palmer Square CLO Ltd. 2021-1A C1R, CME Term SOFR 3 Month + 2.7000%,
6.5844%, 4/20/38 (144A)
‡
6,750,000 6,745,228
Palmer Square CLO Ltd. 2021-3A D1R, CME Term SOFR 3 Month + 2.8000%,
6.7045%, 10/15/38 (144A)
‡
13,000,000 13,043,289
Palmer Square CLO Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 2.7500%,
6.7129%, 10/20/38 (144A)
‡
4,000,000 4,008,985
Post CLO VI Ltd. 2024-2A D2, CME Term SOFR 3 Month + 4.4000%, 8.2844%,
1/20/38 (144A)
‡
2,000,000 2,018,179
PPM CLO 2 Ltd. 2019-2A DR2B, CME Term SOFR 3 Month + 5.5700%,
9.4636%, 4/16/37 (144A)
‡
4,000,000 3,975,999
PPM CLO 7 Ltd. 2024-7A D1A, CME Term SOFR 3 Month + 3.6000%, 7.4844%,
7/20/37 (144A)
‡
12,000,000 12,037,072
Rad CLO 10 Ltd. 2021-10A D, CME Term SOFR 3 Month + 3.0116%, 6.8714%,
4/23/34 (144A)
‡
1,500,000 1,502,834
Rad CLO 15 Ltd. 2021-15A C2R, CME Term SOFR 3 Month + 4.1500%, 8.0344%,
7/20/40 (144A)
‡
3,000,000 2,999,923

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2025
10 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
RAD CLO 21 Ltd. 2023-21A D1R, CME Term SOFR 3 Month + 2.6000%,
6.4580%, 1/25/37 (144A)
‡
$ 5,280,000 $ 5,256,175
RAD CLO 26 Ltd. 2024-26A D2, CME Term SOFR 3 Month + 4.2500%, 8.1344%,
10/20/37 (144A)
‡
2,250,000 2,256,502
RAD CLO 27 Ltd. 2024-27A D1, CME Term SOFR 3 Month + 2.8000%, 6.7045%,
1/15/38 (144A)
‡
7,100,000 7,110,504
RAD CLO 28 Ltd. 2024-28A D1, CME Term SOFR 3 Month + 2.8000%, 6.6844%,
4/20/38 (144A)
‡
2,000,000 2,002,388
REESE PARK CLO Ltd. 2020-1A D2RR, CME Term SOFR 3 Month + 4.0000%,
7.9045%, 1/15/38 (144A)
‡
7,500,000 7,538,166
Regatta XVIII Funding Ltd. 2021-1A D1R, CME Term SOFR 3 Month + 2.6000%,
6.5045%, 4/15/38 (144A)
‡
27,400,000 27,344,789
Regatta XXIV Funding Ltd. 2021-5A D1R, CME Term SOFR 3 Month + 2.8000%,
6.6844%, 1/20/38 (144A)
‡
13,950,000 13,944,318
Rockford Tower CLO Ltd. 2025-1A D2, CME Term SOFR 3 Month + 3.9500%,
7.8545%, 3/31/38 (144A)
‡
4,000,000 4,011,181
RR 24 Ltd. 2022-24A C1B2, CME Term SOFR 3 Month + 3.5500%, 7.4545%,
1/15/37 (144A)
‡
5,500,000 5,524,148
RR 36 Ltd. 2024-36RA C1R, CME Term SOFR 3 Month + 2.7500%, 6.6545%,
1/15/40 (144A)
‡
1,060,000 1,061,315
Sagard-Halseypoint CLO 9 Ltd. 2025-9A D2, CME Term SOFR 3 Month +
4.5000%, 8.3844%, 4/20/38 (144A)
‡
3,000,000 3,029,655
Sandstone Peak III Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.8500%,
7.7080%, 4/25/37 (144A)
‡
6,750,000 6,781,005
Sandstone Peak Ltd. 2021-1A DR, CME Term SOFR 3 Month + 3.3500%,
7.2545%, 10/15/34 (144A)
‡
10,375,000 10,402,967
Serenity-Peace Park CLO Ltd. 2025-1A D, CME Term SOFR 3 Month + 2.7000%,
6.6726%, 10/24/38 (144A)
‡
10,000,000 10,041,789
Signal Peak CLO 10 Ltd. 2021-10A D1R, CME Term SOFR 3 Month + 2.9000%,
6.7654%, 1/24/38 (144A)
‡
1,600,000 1,604,312
Signal Peak CLO 11 Ltd. 2024-11A D1, CME Term SOFR 3 Month + 3.1000%,
6.9844%, 7/18/37 (144A)
‡
9,000,000 9,028,713
Silver Point CLO 12 Ltd. 2025-12A D1, CME Term SOFR 3 Month + 2.6500%,
6.6284%, 10/15/38 (144A)
‡
6,700,000 6,722,635
Silver Point CLO 6 Ltd. 2024-6A D1, CME Term SOFR 3 Month + 3.3000%,
7.2045%, 10/15/37 (144A)
‡
10,000,000 10,045,903
Sixth Street CLO VIII Ltd. 2017-8A CR2, CME Term SOFR 3 Month + 2.9500%,
6.8344%, 10/20/34 (144A)
‡
3,000,000 2,984,862
Sixth Street CLO XXIII Ltd. 2023-23A DR, CME Term SOFR 3 Month + 2.5000%,
6.3669%, 10/17/38 (144A)
‡
8,000,000 7,999,987
Sound Point CLO 2025R-1 Ltd. 2025-1RA D1, CME Term SOFR 3 Month +
3.2500%, 7.4535%, 2/20/38 (144A)
‡
17,100,000 17,094,954
Sound Point CLO 35 Ltd. 2022-35A D1R, CME Term SOFR 3 Month + 3.0000%,
6.8580%, 4/26/38 (144A)
‡
1,500,000 1,506,135
Symphony CLO 36 Ltd. 2022-36A D1R, CME Term SOFR 3 Month + 3.3000%,
7.1654%, 10/24/37 (144A)
‡
2,500,000 2,507,227
TCW CLO Ltd. 2019-2A D1R2, CME Term SOFR 3 Month + 3.0000%, 6.8844%,
1/20/38 (144A)
‡
4,000,000 4,013,980
TCW CLO Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 3.0000%, 6.8844%,
1/20/38 (144A)
‡
4,000,000 3,998,780
TCW CLO Ltd. 2021-1A D1R1, CME Term SOFR 3 Month + 3.1000%, 6.9844%,
1/20/38 (144A)
‡
12,000,000 12,011,950
Tikehau US CLO VII Ltd. 2025-1A D1, CME Term SOFR 3 Month + 3.1000%,
6.9580%, 2/25/38 (144A)
‡
3,750,000 3,773,205

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
TRESTLES CLO III Ltd. 2020-3A D1R, CME Term SOFR 3 Month + 3.1500%,
7.0344%, 10/20/37 (144A)
‡
$ 3,900,000 $ 3,916,328
Trinitas CLO XX Ltd. 2022-20A D1R, CME Term SOFR 3 Month + 3.0000%,
6.8844%, 7/20/35 (144A)
‡
4,000,000 4,017,332
Trinitas CLO XXXI Ltd. 2024-31A D1, CME Term SOFR 3 Month + 3.0000%,
6.8573%, 1/22/38 (144A)
‡
2,100,000 2,106,072
Voya CLO Ltd. 2017-3A CRR, CME Term SOFR 3 Month + 3.1000%, 6.9844%,
4/20/34 (144A)
‡
1,000,000 995,896
Voya CLO Ltd. 2021-1A DR, CME Term SOFR 3 Month + 2.8000%, 6.7045%,
7/15/34 (144A)
‡
11,500,000 11,494,229
Voya CLO Ltd. 2019-4A DR, CME Term SOFR 3 Month + 3.4616%, 7.3662%,
1/15/35 (144A)
‡
1,250,000 1,252,245
Voya CLO Ltd. 2024-7A D1, CME Term SOFR 3 Month + 2.8500%, 6.7344%,
1/20/38 (144A)
‡
4,300,000 4,312,002
Warwick Capital CLO 4 Ltd. 2024-4A D1, CME Term SOFR 3 Month + 3.0000%,
6.8844%, 7/20/37 (144A)
‡
4,650,000 4,666,251
Warwick Capital CLO 5 Ltd. 2024-5A E, CME Term SOFR 3 Month + 5.5000%,
9.3844%, 1/20/38 (144A)
‡
4,000,000 3,988,328
Whetstone Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.1616%,
7.0460%, 1/20/35 (144A)
‡
2,295,000 2,292,471
Total Collateralized Loan Obligations (cost $1,264,654,508) 1,264,098,762
Investment Companies - 3 .1%
Money Market Funds - 3 .1%
Janus Henderson Cash Liquidity Fund LLC, 4.1200%
£,∞
(cost $40,168,859) 40,166,586 40,174,619
Total Investments (total cost $ 1,304,823,367 ) - 101 .6% 1,304,273,381
Liabilities, net of Cash, Receivables and Other Assets - (1.6%) (21,012,956)
Net Assets - 100.0% $1,283,260,425
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,304,273,381 100 .0%

Janus Henderson B-BBB CLO ETF
Schedule of Investments
October 31, 2025
12 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/25
............. Shares
Held at
10/31/25
Dividend
Income
Investment Company - 3.1%
Exchange Traded Fund - N/A
Janus Henderson AAA
CLO ETF $ – $ 141,911,147 $ (142,165,747) $ 254,600 $ – $ – – $ 1,307,121
Money Market Funds - 3.1%
Janus Henderson
Cash Liquidity Fund
LLC, 4.1200%
∞
8,960,001 1,430,856,445 (1,399,642,255) (5,332) 5,760 40,174,619 40,166,586 1,142,155
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson
Cash Collateral Fund
LLC, 4.0500%
∞
– 72,473,493 (72,473,493) – – – – 68,628
Δ
Total Affiliated
Investments - 3.1% $8,960,001 $1,645,241,085 $(1,614,281,495) $249,268 $5,760 $40,174,619 $2,517,904

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
Janus Detroit Street Trust 13
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
EURIBOR Euro Interbank Offered Rate
EUR Euro
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of October 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
† The position has not yet settled as of October 31, 2025. The coupon rate is undetermined.
‡ Variable or floating rate security. Rate shown is the current rate as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2025 is $1,264,098,762 which represents 98.5% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 1,264,098,762 $ — $ 1,264,098,762
Investment Companies — 40,174,619 — 40,174,619
Total Assets $ — $ 1,304,273,381 $ — $ 1,304,273,381

Janus Henderson B-BBB CLO ETF
Statement of Assets and Liabilities
October 31, 2025
14 October 31, 2025
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $1,264,654,508) $ 1,264,098,762
Affiliated investments, at value (cost $40,168,859) 40,174,619
Cash 31,566
Receivables:
Interest 4,559,259
Due from adviser 904
Total Assets 1,308,865,110
Liabilities:
Payables:
Investments purchased 25,058,140
Management fees 546,545
Total Liabilities 25,604,685
Commitments and contingent liabilities
Net Assets $ 1,283,260,425
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 1,298,908,242
Total distributable earnings (loss) (15,647,817)
Total Net Assets $ 1,283,260,425
Net Assets $ 1,283,260,425
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 26,600,000
Net Asset Value Per Share $ 48 .24

Janus Henderson B-BBB CLO ETF
Statement of Operations
For the year ended October 31, 2025
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Investment Income:
Interest $ 104,564,830
Dividends from affiliates 2,449,276
Dividends 1,653,712
Affiliated securities lending income, net     68,628
Unaffiliated securities lending income, net 18,730
Total Investment Income 108,755,176
Expenses:
Management Fees 6,851,378
Total Expenses 6,851,378
Less: Excess Expense Reimbursement and Waivers (41,154)
Net Expenses 6,810,224
Net Investment Income/(Loss) 101,944,952
Net Realized Gain/(Loss) on Investments:
Investments $ (33,499,611)
Investments in affiliates 249,268
Total Net Realized Gain/(Loss) on Investments $ (33,250,343)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (6,482,482)
Investments in affiliates 5,760
Total Change in Unrealized Net Appreciation/Depreciation $ (6,476,722)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 62,217,887

Janus Henderson B-BBB CLO ETF
Statements of Changes in Net Assets
16 October 31, 2025
See Notes to Financial Statements.
Year Ended
October 31, 2025
Year Ended
October 31, 2024
Operations:
Net investment income/(loss) $ 101,944,952 $ 47,409,032
Net realized gain/(loss) on investments (33,250,343) 1,144,695
Change in unrealized net appreciation/depreciation (6,476,722) 8,813,363
Net Increase/(Decrease) in Net Assets Resulting from Operations 62,217,887 57,367,090
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (109,692,989) (42,200,013)
Net Decrease from Dividends and Distributions to Shareholders (109,692,989) (42,200,013)
Capital Share Transactions 205,117,581 977,184,193
Net Increase/(Decrease) in Net Assets 157,642,479 992,351,270
Net Assets: — —
Beginning of Year   1,125,617,946 133,266,676
End of Year $ 1,283,260,425 $ 1,125,617,946

Janus Henderson B-BBB CLO ETF
Financial Highlights
Janus Detroit Street Trust 17
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2025 2024 2023 2022
(1)
Net Asset Value, Beginning of Period $49.26 $46.76 $43.67 $50.00
Income/(Loss) from Investment Operations: — — — —
Net investment income/(loss)
(2)
3.34 3.99 3.88 1.80
Net realized and unrealized gain/(loss) (0.70) 2.32 2.90 (6.71)
Total from Investment Operations 2.64 6.31 6.78 (4.91)
Less Dividends and Distributions: — — — —
Dividends (from net investment income) (3.66) (3.81) (3.69) (1.42)
Total Dividends and Distributions (3.66) (3.81) (3.69) (1.42)
Net Asset Value, End of Period $48.24 $49.26 $46.76 $43.67
Total Return
*
5.58% 13.99% 16.05% (9.96)%
Net assets, End of Period (in thousands) $1,283,260 $1,125,618 $133,267 $78,610
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.46% 0.47% 0.49% 0.49%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.46% 0.47% 0.48% 0.48%
Ratio of Net Investment Income/(Loss) 6.89% 8.19% 8.44% 4.75%
Portfolio Turnover Rate
(3)
97% 90% 53% 25%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from January 11, 2022 (commencement of operations) through October 31, 2022.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
18 October 31, 2025
1. Organization and Significant Accounting Policies
Janus Henderson B-BBB CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fifteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to collateralized loan obligations
("CLOs") generally rated between and inclusive of BBB+ and B-. The Fund is classified as diversified, as defined in the
1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on the Cboe BZX
Exchange, Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the year ended October 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
20 October 31, 2025
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
BBB-rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and significant losses experienced by the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class.
The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Mezzanine CLO Risk
The Fund intends to invest primarily in BBB rated CLO tranches. Such securities are often subordinate to higher-rated tranches in terms of payment priority. Subordinated CLO tranches are subject to higher credit risk and liquidity risk relative to more senior CLO tranches. To the extent a CLO or its underlying loans experience default or are having difficulty making principal and/or interest payments, such subordinate CLO tranches will be more likely to experience adverse impacts, and such impacts will be more severe, relative to more senior and/or higher-rated CLO tranches, which in turn will adversely affect the performance of the Fund.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
22 October 31, 2025
a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of October 31, 2025.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was
0.46% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2026. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the year ended October 31, 2025, the Adviser waived $41,154 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to
Daily Net Assets Fee Rate
$0-$500 million 0.49%
Over $500 million 0.45%

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
24 October 31, 2025
agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2025 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$8,115,318 $— $(20,571,808) $— $— $(3,191,327)

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, amortization on bonds, and investments in partnerships.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
Capital Loss Carryover Schedule
For the year ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(16,769,390) $(3,802,418) $(20,571,808)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$1,307,464,708 $1,130,869 $(4,322,196) $(3,191,327)
For the year ended October 31, 2025
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$109,692,989 $— $— $—
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$42,200,013 $— $— $—
Year Ended October 31, 2025 Year Ended October 31, 2024
Shares Amount Shares Amount
Shares sold 36,550,000 $ 1,786,290,162 21,400,000 $ 1,045,640,745
Shares repurchased (32,800,000) (1,581,172,581) (1,400,000) (68,456,552)
Net Increase/(Decrease) 3,750,000 $ 205,117,581 20,000,000 $ 977,184,193

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
26 October 31, 2025
For the year ended October 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2025, the Fund had net realized loss of $19,677,311 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income
Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after
December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,797,586,359 $1,409,977,894 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$916,790,003 $1,129,715,112 $— $—

Janus Henderson B-BBB CLO ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 27
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson B-BBB CLO ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson B-BBB CLO ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund")
as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2025 and for the period January 11,
2022 (commencement of operations) through October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October
31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the three years in the period ended October
31, 2025 and for the period January 11, 2022 (commencement of operations) through October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2025 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 19, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson B-BBB CLO ETF
Designation Requirements
(unaudited)
28 October 31, 2025
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2025:
Qualified Interest Income Percentage 1.31%

Janus Henderson B-BBB CLO ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 29
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93094 12-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2025
Janus Henderson Securitized Income ETF
Janus Detroit Street Trust

Janus Henderson Securitized Income ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 39.8%
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) $ 1,806,258 $ 1,866,078
ACHV ABS TRUST, 8.4700%, 3/18/30 (144A) 744,760 752,291
ACHV ABS TRUST, 6.4200%, 4/25/31 (144A) 29,286 29,527
Affirm Asset Securitization Trust, 8.2500%, 11/15/28 (144A) 41,225 41,264
Affirm Asset Securitization Trust, 6.8900%, 2/15/29 (144A) 700,000 702,811
Affirm Asset Securitization Trust, 6.8900%, 2/15/29 (144A) 500,000 502,007
Affirm Asset Securitization Trust, 6.5700%, 5/15/29 (144A) 2,500,000 2,506,245
Affirm Master Trust, 5.6000%, 7/15/33 (144A) 7,500,000 7,505,481
Affirm Master Trust, 4.7500%, 10/16/34 (144A) 3,500,000 3,485,815
Affirm Master Trust, 5.0900%, 10/16/34 (144A) 7,274,000 7,150,258
Alloya Auto Receivables Trust, 4.9900%, 3/25/30 (144A) 900,000 913,136
Ally Auto Receivables Trust, 5.8000%, 2/16/32 (144A) 500,000 509,338
Ally Bank Auto Credit-Linked Notes, 7.9170%, 5/17/32 (144A) 406,667 413,231
Ally Bank Auto Credit-Linked Notes, 9.8920%, 5/17/32 (144A) 518,047 529,762
Ally Bank Auto Credit-Linked Notes, 12.7480%, 5/17/32 (144A) 310,828 319,046
Ally Bank Auto Credit-Linked Notes, 6.6780%, 9/15/32 (144A) 1,262,337 1,264,223
Ally Bank Auto Credit-Linked Notes, 8.0360%, 9/15/32 (144A) 1,199,220 1,214,035
Ally Bank Auto Credit-Linked Notes, 6.0660%, 6/15/33 (144A) 1,522,510 1,513,216
Ally Bank Auto Credit-Linked Notes, 6.9420%, 6/15/33 (144A) 671,696 675,356
Ally Bank Auto Credit-Linked Notes, 6.1640%, 9/15/33 (144A) 4,960,000 4,960,198
Alterna Funding III LLC, 7.1360%, 5/16/39 (144A) 1,767,799 1,769,103
Amur Equipment Finance Receivables XIII LLC, 9.6600%, 4/20/32 (144A) 375,000 384,902
Amur Equipment Finance Receivables XIV LLC, 8.8800%, 10/20/32 (144A) 500,000 512,087
Amur Equipment Finance Receivables XV LLC, 5.6800%, 8/20/32 (144A) 3,129,000 3,177,130
Arivo Acceptance Auto Loan Receivables Trust, 6.8700%, 6/17/30 (144A) 1,500,000 1,504,329
Auxilior Term Funding LLC, 10.9700%, 12/15/32 (144A) 200,000 203,969
Avis Budget Rental Car Funding AESOP LLC, 3.7100%, 8/20/27 (144A) 5,000,000 4,935,460
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.0500%, 6.2328%,
12/26/31 (144A)
‡
930,361 935,983
Bayview Opportunity Master Fund VII LLC, SOFR30A + 3.6000%, 7.7828%,
12/26/31 (144A)
‡
657,964 664,529
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.8000%, 5.9828%,
6/25/47 (144A)
‡
748,701 748,288
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.7500%, 6.9328%,
6/25/47 (144A)
‡
727,309 743,387
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.8000%, 5.9828%,
7/27/48 (144A)
‡
3,596,791 3,596,775
Bayview Opportunity Master Fund VII Trust, 6.3600%, 7/16/29 (144A) 500,000 510,334
BHG Securitization Trust, 5.8100%, 4/17/35 (144A) 166,199 170,032
BHG Securitization Trust, 6.4900%, 4/17/35 (144A) 390,224 400,462
Blue Bridge Funding LLC, 9.4800%, 11/15/30 (144A) 200,000 203,657
Blue Bridge Funding LLC, 9.5000%, 11/15/30 (144A) 546,000 531,105
Brex Commercial Charge Card Master Trust, 6.6800%, 7/15/27 (144A) 1,500,000 1,504,304
Bridgecrest Lending Auto Securitization Trust, 6.0300%, 11/15/29 500,000 506,199
Business Jet Securities LLC, 6.9240%, 5/15/39 (144A) 1,556,583 1,600,395
Carmax Auto Owner Trust, 5.1100%, 5/17/32 1,750,000 1,746,747
CarMax Auto Owner Trust, 6.0000%, 7/15/30 1,620,000 1,653,841
Carmax Select Receivables Trust, 5.3300%, 7/15/31 3,000,000 3,003,319
Carvana Auto Receivables Trust, 3.1600%, 6/12/28 (144A) 4,057,488 3,957,097
Carvana Auto Receivables Trust, 4.9900%, 1/12/32 1,000,000 987,420
Carvana Auto Receivables Trust, 5.4700%, 9/12/33 3,000,000 2,955,342
CF Hippolyta Issuer LLC, 1.6900%, 7/15/60 (144A) 1,585,551 1,352,264
Chase Auto Credit Linked Notes, 6.0240%, 2/25/33 (144A) 5,018,085 4,982,557
Chase Auto Credit Linked Notes, 6.9960%, 2/25/33 (144A) 2,216,469 2,244,472

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2025
4 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Chase Auto Owner Trust, 5.2400%, 11/26/32 (144A) $ 3,600,000 $ 3,611,723
Coinstar Funding LLC, 5.2160%, 4/25/47 (144A) 2,745,000 2,518,649
Commonbond Student Loan Trust, 4.0000%, 5/25/40 (144A) 103,500 100,666
Commonbond Student Loan Trust, 4.0000%, 10/25/40 (144A) 106,143 101,481
Commonbond Student Loan Trust, 3.4700%, 5/25/41 (144A) 172,925 158,462
Commonbond Student Loan Trust, 4.1200%, 9/25/45 (144A) 84,418 73,596
Commonbond Student Loan Trust, 4.2500%, 2/25/46 (144A) 98,238 94,399
Commonbond Student Loan Trust, 1.4000%, 3/25/52 (144A) 193,056 150,960
Compass Datacenters Issuer II LLC, 5.2500%, 2/25/49 (144A) 300,000 302,138
Compass Datacenters Issuer II LLC, 5.7500%, 2/25/49 (144A) 1,000,000 1,005,810
Compass Datacenters Issuer II LLC, 5.9990%, 8/25/49 (144A) 4,500,000 4,597,892
Compass Datacenters Issuer II LLC, 5.9990%, 8/25/49 (144A) 3,250,000 3,261,323
Compass Datacenters Issuer II LLC, 5.7560%, 5/25/50 (144A) 5,000,000 5,055,538
COOPR Residential Mortgage Trust, 5.6540%, 5/25/60 (144A)
Ç
3,861,055 3,892,477
COOPR Residential Mortgage Trust, 5.5020%, 6/25/60 (144A)
Ç
1,297,446 1,306,370
COOPR Residential Mortgage Trust, 4.8400%, 9/25/60 (144A)
Ç
1,539,790 1,533,268
CP EF Asset Securitization II LLC, 7.4800%, 3/15/32 (144A) 103,374 104,153
CP EF Asset Securitization II LLC, 7.5600%, 3/15/32 (144A) 250,000 248,510
CP EF Asset Securitization II LLC, 7.7700%, 3/15/32 (144A) 250,000 254,964
CPC Asset Securitization III LLC, 13.4500%, 8/15/30 (144A) 1,000,000 999,874
Crockett Partners Equipment Co. IIA LLC, 6.7800%, 1/20/31 (144A) 772,727 766,108
Crockett Partners Equipment Co. IIA LLC, 10.1600%, 1/20/31 (144A) 772,727 753,467
CyrusOne Data Centers Issuer I LLC, 5.4500%, 4/20/48 (144A) 218,055 216,526
CyrusOne Data Centers Issuer I LLC, 4.7600%, 3/22/49 (144A) 735,000 728,078
Dext ABS LLC, 8.3000%, 5/15/34 (144A) 300,000 318,536
Drive Auto Receivables Trust, 5.4100%, 9/15/32 4,077,000 4,100,045
EFMT, 5.8770%, 1/25/60 (144A)
Ç
2,245,249 2,263,806
Exeter Automobile Receivables Trust, 5.8400%, 6/17/30 500,000 505,661
Exeter Automobile Receivables Trust, 7.8900%, 8/15/31 (144A) 750,000 780,770
Exeter Automobile Receivables Trust, 7.8400%, 10/15/31 (144A) 2,700,000 2,809,479
Exeter Select Automobile Receivables Trust, 5.3400%, 1/15/32 2,200,000 2,183,976
Exeter Select Automobile Receivables Trust, 5.5400%, 5/17/32 1,800,000 1,794,875
ExteNet Issuer LLC, 8.2720%, 7/25/54 (144A) 2,500,000 2,537,181
ExteNet Issuer LLC, 9.0500%, 7/25/54 (144A) 1,500,000 1,541,189
FHF Issuer Trust, 6.2600%, 3/15/30 (144A) 1,200,000 1,196,850
FHF Issuer Trust, 5.8900%, 6/15/30 (144A) 1,114,653 1,120,269
FHF Issuer Trust, 6.4300%, 7/15/30 (144A) 1,202,000 1,174,025
FHF Issuer Trust, 7.4200%, 5/15/31 (144A) 1,000,000 1,013,218
FHF Issuer Trust, 5.6900%, 8/15/31 (144A) 2,854,000 2,770,612
FHF Issuer Trust, 7.1500%, 9/15/31 (144A) 2,373,000 2,393,150
FIGRE Trust, 6.7490%, 3/25/54 (144A)
‡
1,010,382 1,038,400
FIGRE Trust, 6.2290%, 7/25/54 (144A)
‡
2,717,131 2,764,079
FIGRE Trust, 5.2520%, 9/25/54 (144A)
‡
211,382 211,708
FIGRE Trust, 5.3010%, 9/25/54 (144A)
‡
757,451 757,925
FIGRE Trust, 5.5600%, 5/25/55 (144A)
‡
10,863,417 10,948,855
FIGRE Trust, 5.7100%, 5/25/55 (144A)
‡
1,807,707 1,819,252
FIGRE Trust, 5.9100%, 5/25/55 (144A)
‡
1,807,707 1,822,508
FIGRE Trust, 5.7580%, 6/25/55 (144A)
‡
1,013,283 1,029,549
FIGRE Trust, 5.4080%, 7/25/55 (144A)
‡
1,584,898 1,591,447
FIGRE Trust, 5.4670%, 7/25/55 (144A)
Ç
4,238,664 4,242,615
FIGRE Trust, 5.6080%, 7/25/55 (144A)
‡
1,492,426 1,499,227
FIGRE Trust, 5.7090%, 7/25/55 (144A)
‡
1,928,006 1,936,745
FIGRE Trust, 5.4850%, 8/25/55 (144A)
‡
5,244,786 5,256,853
FIGRE Trust, 5.1440%, 9/25/55 (144A)
‡
1,281,000 1,277,045

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
FIGRE Trust, 5.2450%, 9/25/55 (144A)
‡
$ 1,454,000 $ 1,449,552
FIGRE Trust, 5.1170%, 10/25/55 (144A)
‡
2,463,814 2,443,368
FIGRE Trust, 5.2180%, 10/25/55 (144A)
‡
2,365,261 2,345,765
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
887,058 868,500
Finance of America Structured Securities Trust, 3.5000%, 4/25/74 (144A)
Ç
2,194,116 2,142,435
FinBe USA Trust, 6.6000%, 12/16/30 (144A) 3,250,000 3,169,744
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 4,333,000 4,362,100
Foundation Finance Trust, 9.1000%, 6/15/49 (144A) 993,561 1,056,574
Foundation Finance Trust, 8.1300%, 12/15/49 (144A) 1,225,223 1,290,084
Foundation Finance Trust, 5.0900%, 4/15/52 (144A) 5,000,000 4,941,572
FREED ABS Trust, 3.3500%, 3/19/29 (144A) 28,758 28,723
GLS Auto Select Receivables Trust, 7.9300%, 7/15/30 (144A) 400,000 425,869
Gracie Point International Funding LLC, SOFR90A + 2.1000%, 6.4555%, 3/1/28
(144A)
‡
1,724,000 1,726,205
Gracie Point International Funding LLC, SOFR90A + 3.5000%, 7.8555%, 3/1/28
(144A)
‡
500,000 500,790
Gracie Point International Funding LLC, SOFR90A + 7.1500%, 11.5055%, 3/1/28
(144A)
‡
600,000 602,174
Gracie Point International Funding LLC, SOFR30A + 2.7500%, 7.0646%, 8/15/28
(144A)
‡
1,500,000 1,502,833
GS Mortgage Backed Securities Trust, 5.1800%, 9/25/55 (144A)
Ç
2,059,213 2,062,477
Hilton Grand Vacations Trust, 5.5200%, 5/27/42 (144A) 3,274,648 3,317,831
Hilton Grand Vacations Trust, 5.1200%, 5/25/44 (144A) 2,730,692 2,737,276
Hotwire Funding LLC, 4.4590%, 11/20/51 (144A) 4,500,000 4,398,346
Hotwire Funding LLC, 9.1880%, 6/20/54 (144A) 1,500,000 1,565,617
HPEFS Equipment Trust, 4.7700%, 5/20/33 (144A) 6,000,000 5,984,632
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.1500%, 7.3338%,
5/20/32 (144A)
‡
1,453,363 1,471,687
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 5.2500%, 9.4338%,
5/20/32 (144A)
‡
545,011 556,907
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 2.6000%, 6.7838%,
10/20/32 (144A)
‡
1,716,877 1,733,131
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 4.0000%, 8.1838%,
10/20/32 (144A)
‡
1,092,007 1,103,252
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 2.2500%, 6.4338%,
3/21/33 (144A)
‡
2,618,167 2,634,682
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.5000%, 7.6838%,
3/21/33 (144A)
‡
1,131,547 1,131,535
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.2500%, 7.4338%,
9/20/33 (144A)
‡
563,788 564,282
Jersey Mike's Funding, 5.6100%, 8/16/55 (144A) 4,600,000 4,690,695
Jersey Mike's Funding LLC, 4.4330%, 2/15/50 (144A) 1,970,000 1,963,579
JPMorgan Chase Bank NA, 8.4820%, 12/26/28 (144A) 410,302 410,594
LAD Auto Receivables Trust, 6.1500%, 6/16/31 (144A) 500,000 511,580
Lendbuzz Securitization Trust, 6.5200%, 7/16/29 (144A) 2,650,000 2,696,715
Lendbuzz Securitization Trust, 6.5800%, 9/15/29 (144A) 500,000 508,279
Lendbuzz Securitization Trust, 7.5800%, 9/15/30 (144A) 2,500,000 2,531,028
Lendbuzz Securitization Trust, 5.2800%, 4/15/31 (144A) 2,921,000 2,884,766
Lendbuzz Securitization Trust, 7.4500%, 5/15/31 (144A) 4,500,000 4,515,789
Libra Solutions LLC, 5.8800%, 9/30/38 (144A) 2,000,000 1,996,160
Libra Solutions LLC, 6.3550%, 8/15/39 (144A) 10,200,000 10,258,409
Libra Solutions LLC, 8.0550%, 8/15/39 (144A) 3,100,000 3,109,517
Luxury Lease Partners Auto Lease Trust, 7.2920%, 7/15/30 (144A) 281,681 281,688
Luxury Lease Partners Auto Lease Trust, 10.4910%, 7/15/30 (144A) 300,000 299,633
Marlette Funding Trust, 8.1500%, 4/15/33 (144A) 700,000 717,665

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2025
6 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Marlette Funding Trust, 7.9200%, 6/15/33 (144A) $ 900,000 $ 923,045
Marlette Funding Trust, 8.1500%, 12/15/33 (144A) 500,000 518,958
Marlette Funding Trust, 6.0200%, 7/16/35 (144A) 5,368,000 5,380,114
MetroNet Infrastructure Issuer LLC, 5.4000%, 8/20/55 (144A) 8,200,000 8,289,607
MVW LLC, 5.7500%, 9/22/42 (144A) 1,342,243 1,369,536
NetCredit Combined Receivables LLC, 7.4300%, 10/21/30 (144A) 141,849 142,175
New Economy Assets-Phase 1 Sponsor LLC, 1.9100%, 10/20/61 (144A) 615,000 513,133
NRM FNT1 Excess LLC, 7.3980%, 11/25/31 (144A)
Ç
4,477,772 4,520,294
Oak Street Investment Grade Net Lease Fund, 2.2100%, 11/20/50 (144A) 420,934 383,064
OnDeck Asset Securitization IV LLC, 5.5200%, 4/19/32 (144A) 4,500,000 4,527,459
OnDeck Asset Securitization IV LLC, 6.6400%, 4/19/32 (144A) 2,500,000 2,511,699
OnDeck Asset Securitization Trust IV LLC, 7.1500%, 6/17/31 (144A) 1,000,000 1,011,590
OnDeck Asset Securitization Trust IV LLC, 8.9900%, 6/17/31 (144A) 1,000,000 1,022,503
Pawneee Equipment Receivables LLC, 7.2300%, 7/17/28 (144A) 250,000 248,302
Pear LLC, 6.9500%, 2/15/36 (144A) 284,954 287,584
Post Road Equipment Finance LLC, 6.7700%, 10/15/30 (144A) 400,000 409,186
Post Road Equipment Finance LLC, 8.5000%, 12/15/31 (144A) 450,000 459,694
Post Road Equipment Finance LLC, 7.0800%, 5/17/32 (144A) 2,000,000 2,031,885
Prosper Marketplace Issuance Trust, 6.9600%, 8/15/29 (144A) 750,000 757,524
PRPM LLC, 5.3100%, 10/25/55 (144A)
Ç
5,500,000 5,481,810
PRPM LLC, 5.4600%, 10/25/55 (144A)
Ç
2,000,000 1,993,422
QTS Issuer ABS I LLC, 5.4390%, 5/25/55 (144A) 5,517,000 5,588,772
QTS Issuer ABS I LLC, 5.9280%, 5/25/55 (144A) 1,442,000 1,456,333
RAM LLC, 6.6690%, 2/15/39 (144A) 931,957 932,077
RAM LLC, 7.7850%, 2/15/39 (144A) 420,890 420,970
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
633,784 638,595
RCKT Mortgage Trust, 5.5460%, 9/25/44 (144A)
Ç
1,198,607 1,201,273
RCKT Mortgage Trust, 5.1580%, 10/25/44 (144A)
Ç
2,578,641 2,577,519
RCKT Mortgage Trust, 5.4896%, 11/25/44 (144A)
Ç
2,880,839 2,894,042
RCKT Mortgage Trust, 5.6408%, 11/25/44 (144A)
Ç
1,603,138 1,611,142
RCKT Mortgage Trust, 5.6830%, 12/25/44 (144A)
Ç
3,361,326 3,380,746
RCKT Mortgage Trust, 5.6030%, 2/25/55 (144A)
Ç
2,885,882 2,900,690
RCKT Mortgage Trust, 5.8110%, 4/25/55 (144A)
Ç
5,062,127 5,117,594
RCKT Mortgage Trust, 5.6870%, 5/25/55 (144A)
Ç
4,287,449 4,320,016
RCKT Mortgage Trust, 5.4720%, 6/25/55 (144A)
Ç
222,850 224,626
RCKT Mortgage Trust, 5.4780%, 7/25/55 (144A)
Ç
1,442,969 1,449,111
RCKT Mortgage Trust, 5.1477%, 8/25/55 (144A)
‡
1,534,167 1,537,097
RCKT Mortgage Trust, 5.2486%, 8/25/55 (144A)
‡
1,311,246 1,311,708
RCKT Mortgage Trust, 4.7950%, 9/25/55 (144A)
Ç
2,032,818 2,024,805
RCKT Mortgage Trust, 4.9970%, 9/25/55 (144A)
Ç
3,897,472 3,892,300
RCKT Mortgage Trust, 4.8940%, 11/25/55 (144A)
Ç
1,063,000 1,059,275
RCKT Trust, 5.4200%, 7/25/34 (144A) 1,750,000 1,725,538
RCKT Trust, 7.1200%, 7/25/34 (144A) 7,900,000 7,941,890
RCKTL, 4.9500%, 11/27/34 (144A) 2,500,000 2,494,074
Reach ABS Trust, 6.9000%, 2/18/31 (144A) 2,295,000 2,360,751
Reach ABS Trust, 5.8800%, 7/15/31 (144A) 137,282 138,007
Reach ABS Trust, 8.8300%, 7/15/31 (144A) 1,000,000 1,039,701
Reach ABS Trust, 5.9900%, 8/16/32 (144A) 2,000,000 2,009,337
Reach ABS Trust, 5.6900%, 8/18/32 (144A) 2,593,000 2,620,794
ReadyCap Lending Small Business Loan Trust, US Prime Rate + 0.0700%,
7.3200%, 4/25/48 (144A)
‡
212,188 213,670
Saluda Grade Alternative Mortgage Trust, 7.0670%, 8/25/53 (144A)
‡
3,270,576 3,374,534
Saluda Grade Alternative Mortgage Trust, 6.7180%, 11/25/53 (144A)
‡
4,040,281 4,171,020
Saluda Grade Alternative Mortgage Trust, 6.6030%, 4/25/54 (144A)
Ç
1,805,329 1,820,172

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Saluda Grade Alternative Mortgage Trust, CME Term SOFR 1 Month + 1.8000%,
5.7910%, 10/25/55 (144A)
‡
$ 5,000,000 $ 4,992,208
Santander Bank Auto Credit-Linked Notes, 7.7620%, 6/15/32 (144A) 3,244,745 3,275,391
Santander Bank Auto Credit-Linked Notes, 10.1710%, 6/15/32 (144A) 2,846,892 2,901,529
Santander Bank Auto Credit-Linked Notes, 6.7990%, 1/18/33 (144A) 240,511 241,242
Santander Bank Auto Credit-Linked Notes, 8.8810%, 1/18/33 (144A) 865,838 873,492
Santander Bank Auto Credit-Linked Notes, 12.2310%, 1/18/33 (144A) 865,838 873,182
Santander Bank Auto Credit-Linked Notes, 10.0680%, 6/15/33 (144A) 21,958 22,026
Santander Bank Auto Credit-Linked Notes, 6.6630%, 12/15/33 (144A) 271,282 275,171
Santander Bank Auto Credit-Linked Notes, 8.4080%, 12/15/33 (144A) 1,356,408 1,376,579
Santander Bank Auto Credit-Linked Notes, 12.2400%, 12/15/33 (144A) 406,922 423,112
Santander Consumer Auto Receivables Trust, 2.9700%, 6/15/28 (144A) 82,661 82,598
SBNA Auto Receivables Trust, 5.3400%, 9/15/31 (144A) 1,750,000 1,766,764
SBNA Auto Receivables Trust, 8.0000%, 4/15/32 (144A) 1,000,000 1,030,102
Sierra Timeshare Receivables Funding LLC, 7.4800%, 6/20/41 (144A) 471,062 475,750
Sierra Timeshare Receivables Funding LLC, 6.9300%, 8/20/41 (144A) 532,389 533,603
Sierra Timeshare Receivables Funding LLC, 6.7900%, 4/20/44 (144A) 3,900,050 3,897,850
Sierra Timeshare Receivables Funding LLC, 4.9800%, 8/22/44 (144A) 3,000,000 3,002,032
SoFi Consumer Loan Program Trust, 5.7200%, 2/27/34 (144A) 3,000,000 3,032,149
SoFi Consumer Loan Program Trust, 5.3500%, 8/15/34 (144A) 1,800,000 1,801,829
Sotheby's Artfi Master Trust, 6.8300%, 12/22/31 (144A) 4,250,000 4,270,593
Sotheby's Artfi Master Trust, 7.9100%, 12/22/31 (144A) 1,000,000 1,003,150
Switch ABS Issuer LLC, 5.3650%, 10/25/55 (144A) 3,000,000 3,007,621
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A) 571,500 570,611
Taco Bell Funding LLC, 4.8210%, 8/25/55 (144A) 3,425,000 3,403,782
Theorem Funding Trust, 8.9500%, 4/15/29 (144A) 822,418 836,410
Towd Point Mortgage Trust, 6.0490%, 1/25/64 (144A)
‡
609,418 612,539
Towd Point Mortgage Trust, 6.3500%, 2/25/64 (144A)
‡
743,697 749,373
Towd Point Mortgage Trust, SOFR30A + 1.6500%, 5.8328%, 7/25/65 (144A)
‡
4,300,000 4,309,606
Towd Point Mortgage Trust, 5.6670%, 8/25/65 (144A)
Ç
2,060,000 2,049,084
Towd Point Mortgage Trust, 4.9680%, 9/25/65 (144A)
Ç
4,926,995 4,922,622
Tricolor Auto Securitization Trust, 6.6100%, 10/15/27 (144A) 1,945,522 1,901,369
Tricolor Auto Securitization Trust, 6.9900%, 1/18/28 (144A) 500,000 344,492
Tricolor Auto Securitization Trust, 8.6100%, 4/17/28 (144A) 1,500,000 816,202
Tricolor Auto Securitization Trust, 5.7200%, 10/15/29 (144A) 11,502,000 2,617,126
Tricolor Auto Securitization Trust, 6.8400%, 4/15/31 (144A) 3,240,000 614,873
Truist Bank Auto Credit-Linked Notes, 6.8070%, 9/26/33 (144A) 4,602,729 4,603,622
TSC SPV Funding LLC, 6.2910%, 8/20/54 (144A) 1,488,750 1,503,767
United Auto Credit Securitization Trust, 7.0600%, 10/10/29 (144A) 1,500,000 1,502,168
United Auto Credit Securitization Trust, 8.3000%, 11/12/29 (144A) 1,000,000 1,003,727
Upstart Securitization Trust, 8.2500%, 10/20/33 (144A) 500,000 513,470
Upstart Securitization Trust, 5.4300%, 9/20/35 (144A) 2,473,000 2,449,205
US Bank NA, 6.7890%, 8/25/32 (144A) 1,950,478 1,971,735
US Bank NA, 9.7850%, 8/25/32 (144A) 64,160 65,235
USB Auto Owner Trust, 4.9600%, 3/17/31 (144A) 1,500,000 1,515,107
USB Auto Owner Trust, 5.4000%, 12/15/32 (144A) 2,500,000 2,521,058
VB-S1 Issuer LLC-VBTEL, 6.6440%, 5/15/54 (144A) 1,500,000 1,515,410
VB-S1 Issuer LLC-VBTEL, 8.8710%, 5/15/54 (144A) 1,150,000 1,184,227
VERTICAL BRIDGE CC LLC, 7.4460%, 8/16/55 (144A) 3,144,000 3,137,183
VERTICAL BRIDGE CC LLC, 9.3830%, 8/16/55 (144A) 3,100,000 3,075,245
Vista Point Securitization Trust, 5.6010%, 8/25/55 (144A)
‡
9,295,479 9,301,313
Western Funding Auto Loan Trust, 5.3400%, 11/15/35 (144A) 1,389,000 1,339,265
Western Funding Auto Loan Trust, 5.7900%, 1/15/36 (144A) 2,500,000 2,427,095
Westgate Resorts LLC, 3.8380%, 8/20/36 (144A) 59,729 59,310

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2025
8 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Westgate Resorts LLC, 10.1400%, 12/20/37 (144A) $ 128,517 $ 131,141
Westgate Resorts LLC, 7.0600%, 1/20/38 (144A) 662,600 671,429
Westgate Resorts LLC, 9.2600%, 1/20/38 (144A) 662,600 673,386
Westlake Automobile Receivables Trust, 5.0800%, 5/15/31 (144A) 6,450,000 6,460,269
Westlake Automobile Receivables Trust, 5.5900%, 7/15/32 (144A) 2,379,000 2,413,984
Wingspire Equipment Finance LLC, 6.3100%, 9/20/32 (144A) 2,500,000 2,538,807
Wingspire Equipment Finance LLC, 5.4500%, 9/20/33 (144A) 3,194,000 3,192,843
Total Asset-Backed Securities (cost $522,212,139) 512,275,955
Collateralized Loan Obligations - 1.6%
AB BSL CLO 1 Ltd. 2020-1A A2R2, CME Term SOFR 3 Month + 1.5300%,
0.0000%, 10/15/38 (144A)
†,‡
11,000,000 11,003,014
Ares LXXI CLO Ltd. 2024-71A A2, CME Term SOFR 3 Month + 1.7000%,
5.5844%, 4/20/37 (144A)
‡
5,000,000 5,014,501
Sandstone Peak III Ltd. 2024-1A C, CME Term SOFR 3 Month + 2.6500%,
6.5080%, 4/25/37 (144A)
‡
2,500,000 2,514,029
Zais CLO 11 Ltd. 2018-11A BR, CME Term SOFR 3 Month + 1.7900%, 5.6744%,
1/20/32 (144A)
‡
2,500,000 2,504,907
Total Collateralized Loan Obligations (cost $21,019,352) 21,036,451
Corporate Bonds - 0.9%
Consumer, Non-cyclical - 0.1%
Garda World Security Corp., 6.0000%, 6/1/29 (144A)# 1,333,000 1,300,317
Financial - 0.5%
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30 (144A) 4,854,000 5,083,891
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) 1,417,000 1,445,740
6,529,631
Technology - 0.3%
Kioxia Holdings Corp., 6.6250%, 7/24/33 (144A) 3,000,000 3,129,325
Total Corporate Bonds (cost $10,620,208) 10,959,273
Mortgage-Backed Securities - 82.7%
280 Park Avenue Mortgage Trust , CME Term SOFR 1 Month + 1.3800% ,
5.4122% , 9/15/34 (144A)
‡
2,500,000 2,475,596
A&D Mortgage Trust , 5.7900% , 6/25/70 (144A)
‡
2,701,410 2,723,008
ABL , 7.4570% , 9/25/29 (144A)
Ç
5,160,000 5,162,072
ALA Trust
CME Term SOFR 1 Month + 1.7426%, 5.7756%, 6/15/40 (144A)
‡
12,053,651 12,106,774
CME Term SOFR 1 Month + 3.0907%, 7.1237%, 6/15/40 (144A)
‡
2,333,000 2,347,073
Angel Oak Mortgage Trust , 5.7680% , 4/25/70 (144A)
Ç
1,830,709 1,844,141
BAMLL Re-REMIC Trust
0.6627%, 11/27/48 (144A)
‡
400,119 392,327
0.7062%, 11/27/48 (144A)
‡
400,000 393,123
0.0099%, 2/27/51 (144A)
‡
1,784,783 1,344,245
0.0000%, 11/27/51 (144A)
§
1,892,604 1,439,467
0.8603%, 9/27/52 (144A)
‡
2,405,067 2,142,116
BFLD Commercial Mortgage Trust , 5.4512% , 10/10/42 (144A)
‡
3,000,000 2,994,464
BLP Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3422% ,
5.3743% , 3/15/41 (144A)
‡
6,907,463 6,909,226
BMP , CME Term SOFR 1 Month + 2.3905% , 6.4227% , 6/15/41 (144A)
‡
3,750,000 3,751,240
BPR Trust , 5.8500% , 11/5/41 (144A)
‡
2,870,000 2,824,781
Brean Asset-Backed Securities Trust
4.5000%, 5/25/64 (144A) 2,560,000 2,459,610
5.0000%, 9/25/64 (144A) 1,629,421 1,619,205

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
BX , CME Term SOFR 1 Month + 2.3645% , 6.3965% , 1/15/34 (144A)
‡
$ 3,733,520 $ 3,731,362
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.6897%, 6.7219%, 3/15/34 (144A)
‡
1,580,000 1,583,655
CME Term SOFR 1 Month + 2.1145%, 6.1467%, 9/15/36 (144A)
‡
5,166,760 5,156,126
CME Term SOFR 1 Month + 1.4420%, 5.4742%, 2/15/39 (144A)
‡
10,613,938 10,623,980
CME Term SOFR 1 Month + 1.9409%, 5.9731%, 2/15/39 (144A)
‡
309,909 310,065
CME Term SOFR 1 Month + 2.6898%, 6.7220%, 2/15/39 (144A)
‡
4,737,182 4,741,999
CME Term SOFR 1 Month + 1.6912%, 5.7234%, 8/15/39 (144A)
‡
6,881,035 6,889,079
CME Term SOFR 1 Month + 1.8920%, 5.9241%, 12/15/39 (144A)
‡
2,165,574 2,169,500
CME Term SOFR 1 Month + 2.6898%, 6.7220%, 3/15/41 (144A)
‡
3,593,002 3,593,884
7.7127%, 8/13/41 (144A)
‡
4,702,000 4,584,686
CME Term SOFR 1 Month + 2.2412%, 6.2742%, 10/15/41 (144A)
‡
1,918,360 1,921,131
CME Term SOFR 1 Month + 2.7905%, 6.8235%, 10/15/41 (144A)
‡
2,489,072 2,491,719
CME Term SOFR 1 Month + 2.8796%, 6.9115%, 10/15/41 (144A)
‡
3,991,885 4,018,456
CME Term SOFR 1 Month + 3.9266%, 7.9584%, 10/15/41 (144A)
‡
1,850,000 1,841,328
BX Trust
CME Term SOFR 1 Month + 3.4640%, 7.4960%, 10/15/26 (144A)
‡
1,808,470 1,800,665
CME Term SOFR 1 Month + 2.9413%, 6.9735%, 3/15/30 (144A)
‡
2,771,192 2,753,627
CME Term SOFR 1 Month + 2.4500%, 6.4822%, 6/15/35 (144A)
‡
6,000,000 5,995,270
CME Term SOFR 1 Month + 2.0099%, 6.0419%, 10/15/36 (144A)
‡
3,300,000 3,294,249
CME Term SOFR 1 Month + 2.3590%, 6.3910%, 10/15/36 (144A)
‡
1,500,000 1,497,451
CME Term SOFR 1 Month + 2.7080%, 6.7400%, 10/15/36 (144A)
‡
3,088,000 3,081,579
CME Term SOFR 1 Month + 2.1110%, 6.1431%, 4/15/39 (144A)
‡
1,942,500 1,940,597
CME Term SOFR 1 Month + 2.9592%, 6.9913%, 4/15/39 (144A)
‡
546,700 546,164
CME Term SOFR 1 Month + 2.5000%, 6.5322%, 6/15/40 (144A)
‡
3,822,340 3,831,593
CME Term SOFR 1 Month + 2.6400%, 6.6722%, 2/15/41 (144A)
‡
3,107,000 3,077,765
CME Term SOFR 1 Month + 1.9412%, 5.9733%, 4/15/41 (144A)
‡
1,114,181 1,115,050
CME Term SOFR 1 Month + 2.6901%, 6.7223%, 4/15/41 (144A)
‡
5,942,296 5,952,978
CME Term SOFR 1 Month + 2.4401%, 6.4722%, 6/15/41 (144A)
‡
1,100,000 1,096,560
CME Term SOFR 1 Month + 2.8894%, 6.9216%, 6/15/41 (144A)
‡
4,147,000 4,138,494
CME Term SOFR 1 Month + 1.4423%, 5.4745%, 11/15/41 (144A)
‡
9,892,917 9,897,382
CME Term SOFR 1 Month + 3.7500%, 7.7822%, 7/15/44 (144A)
‡
9,966,000 10,028,497
BXHPP Trust
CME Term SOFR 1 Month + 0.7645%, 4.7965%, 8/15/36 (144A)
‡
820,000 792,871
CME Term SOFR 1 Month + 1.0145%, 5.0465%, 8/15/36 (144A)
‡
250,000 235,456
CME Term SOFR 1 Month + 1.2145%, 5.2465%, 8/15/36 (144A)
‡
1,950,000 1,791,329
BXP Trust
3.4248%, 6/13/39 (144A)
‡
2,310,000 2,225,843
3.4248%, 6/13/39 (144A)
‡
3,080,000 2,931,861
CALI Mortgage Trust , 4.1580% , 3/10/39 (144A) 1,700,000 1,603,749
CENT , 4.9200% , 7/10/40 (144A)
‡
12,635,000 12,786,622
Chase Mortgage Finance Corp. , SOFR30A + 1.5500% , 5.7328% , 2/25/50 (144A)
‡
294,274 288,499
COMM Mortgage Trust
3.1400%, 10/10/36 (144A) 2,120,000 1,872,460
CME Term SOFR 1 Month + 2.8890%, 6.9212%, 6/15/41 (144A)
‡
1,250,000 1,252,420
CME Term SOFR 1 Month + 3.2890%, 7.3212%, 6/15/41 (144A)
‡
1,250,000 1,254,174
CONE Trust , CME Term SOFR 1 Month + 1.6417% , 5.6739% , 8/15/41 (144A)
‡
2,165,000 2,163,445
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 5.7328%, 10/25/41 (144A)
‡
537,442 538,963
SOFR30A + 3.1000%, 7.2828%, 10/25/41 (144A)
‡
3,000,000 3,057,477
SOFR30A + 3.3000%, 7.4828%, 11/25/41 (144A)
‡
1,141,001 1,166,050
SOFR30A + 1.6500%, 5.8328%, 12/25/41 (144A)
‡
6,219,572 6,252,058
SOFR30A + 2.7500%, 6.9328%, 12/25/41 (144A)
‡
2,250,000 2,286,087
SOFR30A + 6.0000%, 10.1828%, 12/25/41 (144A)
‡
3,108,409 3,252,679

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2025
10 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
SOFR30A + 4.6500%, 8.8328%, 6/25/42 (144A)
‡
$ 783,000 $ 826,962
SOFR30A + 1.0000%, 5.1828%, 7/25/44 (144A)
‡
3,091,021 3,090,565
SOFR30A + 1.6000%, 5.7828%, 9/25/44 (144A)
‡
2,647,442 2,649,352
SOFR30A + 1.1000%, 5.2828%, 1/25/45 (144A)
‡
7,305,719 7,312,499
SOFR30A + 1.5000%, 5.6828%, 1/25/45 (144A)
‡
1,054,000 1,054,457
SOFR30A + 1.2000%, 5.3828%, 5/25/45 (144A)
‡
3,705,231 3,712,005
SOFR30A + 1.5000%, 5.6828%, 5/25/45 (144A)
‡
5,168,240 5,172,879
SOFR30A + 0.9500%, 5.1328%, 9/25/45 (144A)
‡
2,395,000 2,396,410
CSMC Trust
CME Term SOFR 1 Month + 2.1145%, 6.1475%, 11/15/38 (144A)
‡
3,446,000 3,410,792
CME Term SOFR 1 Month + 3.6145%, 7.6475%, 11/15/38 (144A)
‡
300,000 294,127
DC Trust , 7.0360% , 4/13/40 (144A)
‡
1,500,000 1,500,300
DROP Mortgage Trust , CME Term SOFR 1 Month + 1.2645% , 5.2965% , 10/15/43
(144A)
‡
3,650,000 3,550,748
Easy Street Mortgage Loan Trust , 5.6060% , 10/25/40 (144A)
Ç
1,900,000 1,899,774
Extended Stay America Trust
CME Term SOFR 1 Month + 1.6000%, 5.7500%, 10/15/42 (144A)
‡
7,500,000 7,517,610
CME Term SOFR 1 Month + 2.6000%, 6.7500%, 10/15/42 (144A)
‡
3,675,000 3,693,066
CME Term SOFR 1 Month + 3.3500%, 7.5000%, 10/15/42 (144A)
‡
3,675,000 3,689,330
FHLMC STACR REMIC Trust
SOFR30A + 1.6500%, 5.8328%, 1/25/34 (144A)
‡
52,836 52,963
SOFR30A + 2.1000%, 6.2828%, 9/25/41 (144A)
‡
4,100,848 4,129,847
SOFR30A + 3.3500%, 7.5328%, 9/25/41 (144A)
‡
2,000,000 2,033,184
SOFR30A + 6.2500%, 10.4328%, 9/25/41 (144A)
‡
6,288,000 6,515,749
SOFR30A + 7.5000%, 11.6828%, 10/25/41 (144A)
‡
6,250,000 6,582,748
SOFR30A + 1.8000%, 5.9828%, 11/25/41 (144A)
‡
5,274,435 5,318,605
SOFR30A + 3.6500%, 7.8328%, 11/25/41 (144A)
‡
1,000,000 1,025,570
SOFR30A + 7.8000%, 11.9828%, 11/25/41 (144A)
‡
4,800,000 5,088,438
SOFR30A + 2.3500%, 6.5328%, 12/25/41 (144A)
‡
1,600,000 1,619,543
SOFR30A + 7.0000%, 11.1828%, 12/25/41 (144A)
‡
3,719,000 3,921,353
SOFR30A + 7.1000%, 11.2828%, 1/25/42 (144A)
‡
2,350,000 2,487,313
SOFR30A + 3.7500%, 7.9328%, 2/25/42 (144A)
‡
7,158,664 7,396,280
SOFR30A + 5.2500%, 9.4328%, 3/25/42 (144A)
‡
3,856,000 4,058,250
SOFR30A + 1.4500%, 5.6328%, 10/25/44 (144A)
‡
990,000 990,312
SOFR30A + 1.1500%, 5.3328%, 2/25/45 (144A)
‡
4,735,500 4,739,679
SOFR30A + 1.6500%, 5.8328%, 2/25/45 (144A)
‡
16,814,815 16,851,572
SOFR30A + 1.5000%, 5.6828%, 5/25/45 (144A)
‡
5,510,949 5,509,732
SOFR30A + 1.1000%, 5.2828%, 9/25/45 (144A)
‡
5,436,739 5,440,826
FHLMC, REMIC , SOFR30A + 1.0000% , 5.1828% , 6/25/55
‡
11,659,739 11,694,024
Finance of America Structured Securities Trust
3.5000%, 4/25/74 (144A) 2,771,764 2,695,062
3.5000%, 2/25/75 (144A) 2,776,673 2,686,768
FNMA, REMIC
SOFR30A + 1.1000%, 5.2828%, 3/25/55
‡
12,816,584 12,836,997
SOFR30A + 1.2000%, 5.3828%, 3/25/55
‡
4,872,517 4,888,137
FNMA/FHLMC UMBS, 30 Year, Single Family
3.0000%, TBA, 30 Year Maturity
^
25,640,000 22,712,553
3.5000%, TBA, 30 Year Maturity
^
30,930,000 28,484,025
4.0000%, TBA, 30 Year Maturity
^
1,738,000 1,648,834
4.5000%, TBA, 30 Year Maturity
^
25,880,000 25,225,805
5.5000%, TBA, 30 Year Maturity
^
65,610,000 66,290,376
6.0000%, TBA, 30 Year Maturity
^
57,605,000 58,902,841
6.5000%, TBA, 30 Year Maturity
^
60,613,000 62,755,670

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FREMF Mortgage Trust , 5.6346% , 11/25/28 (144A)
‡
$ 4,000,000 $ 3,746,616
FS Commercial Mortgage Trust , 9.0801% , 11/10/39 (144A)
‡
5,750,000 5,902,941
Galaxy Senior Participation Interest Trust 1 , 0.0000% , 7/31/26
¢,‡
3,007,586 3,023,665
GNMA , CME Term SOFR 1 Month + 0.2645% , 4.2955% , 8/20/35
‡
100,903 99,629
GNMA II, 30 Year, Single Family , 2.5000% , TBA , 30 Year Maturity
^
136,700,000 118,326,426
Great Wolf Trust
CME Term SOFR 1 Month + 2.3910%, 6.4232%, 3/15/39 (144A)
‡
1,260,000 1,263,326
CME Term SOFR 1 Month + 2.8900%, 6.9222%, 3/15/39 (144A)
‡
4,425,000 4,452,325
GS Mortgage-Backed Securities Trust , 4.1000% , 7/25/65 (144A)
Ç
2,246,489 2,193,675
GWT , CME Term SOFR 1 Month + 3.6384% , 7.6706% , 5/15/41 (144A)
‡
2,000,000 2,017,327
Hilton USA Trust , CME Term SOFR 1 Month + 1.7430% , 5.7752% , 7/15/42 (144A)
‡
7,400,000 7,422,103
Homeward Opportunities Fund Trust
7.1200%, 7/25/29 (144A)
Ç
3,070,000 3,077,700
8.5700%, 7/25/29 (144A)
Ç
3,391,000 3,397,960
5.4760%, 3/25/40 (144A)
Ç
7,650,000 7,684,400
5.2370%, 9/25/40 (144A)
Ç
839,000 840,978
Hudsons Bay Simon JV Trust
3.9141%, 8/5/34 (144A) 17,720 17,637
4.1545%, 8/5/34 (144A) 2,210,000 2,144,543
4.6662%, 8/5/34 (144A) 140,000 139,071
4.9056%, 8/5/34 (144A) 2,500,000 2,426,271
5.1590%, 8/5/34 (144A)
‡
410,000 405,130
5.4470%, 8/5/34 (144A)
‡
859,000 804,255
IRV Trust , 5.7304% , 3/14/47 (144A)
‡
4,200,000 4,173,742
J.P. Morgan Mortgage Trust
6.0190%, 6/25/54 (144A)
Ç
4,002,961 4,030,538
5.5000%, 11/25/55 (144A)
Ç
4,408,527 4,425,576
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 6.3555%, 10/25/57 (144A)
‡
6,230,876 6,425,356
CME Term SOFR 1 Month + 2.6145%, 6.6055%, 10/25/57 (144A)
‡
4,501,071 4,640,499
CME Term SOFR 1 Month + 3.4645%, 7.4555%, 10/25/57 (144A)
‡
375,671 389,956
CME Term SOFR 1 Month + 4.4645%, 8.4555%, 10/25/57 (144A)
‡
734,449 778,611
JW Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.3901% ,
6.4222% , 6/15/39 (144A)
‡
1,500,000 1,502,724
KRE Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3000% ,
5.3322% , 3/15/42 (144A)
‡
6,902,000 6,891,670
LHOME Mortgage Trust
7.0170%, 1/25/29 (144A)
Ç
2,311,000 2,321,726
7.1280%, 3/25/29 (144A)
Ç
321,901 324,351
8.8970%, 3/25/29 (144A)
Ç
1,175,000 1,189,862
6.9000%, 5/25/29 (144A)
Ç
3,040,000 3,071,241
8.3730%, 5/25/29 (144A)
Ç
1,400,000 1,422,098
6.0920%, 7/25/39 (144A)
Ç
3,130,000 3,140,723
5.7510%, 9/25/39 (144A)
Ç
3,766,000 3,784,637
5.2390%, 8/25/40 (144A)
Ç
700,000 702,334
Life Mortgage Trust
CME Term SOFR 1 Month + 1.8645%, 5.8965%, 3/15/38 (144A)
‡
1,050,000 1,042,086
CME Term SOFR 1 Month + 2.5419%, 6.5741%, 5/15/39 (144A)
‡
2,215,000 1,984,897
Mello Warehouse Securitization Trust , CME Term SOFR 1 Month + 5.2500% ,
9.2410% , 10/25/57 (144A)
‡
542,000 540,306
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.7154%, 6.7474%, 4/15/38 (144A)
‡
2,660,000 2,659,033
CME Term SOFR 1 Month + 3.3154%, 7.3474%, 4/15/38 (144A)
‡
1,020,000 1,020,050

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2025
12 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
MKT Mortgage Trust
2.9406%, 2/12/40 (144A)
‡
$ 1,541,000 $ 1,102,743
2.9406%, 2/12/40 (144A)
‡
2,500,000 2,031,651
Morgan Stanley Residential Mortgage Loan Trust , 4.2500% , 2/25/65 (144A)
‡
1,113,000 1,082,329
MTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.3969%, 5.4369%, 3/15/39 (144A)
‡
4,240,000 4,240,620
CME Term SOFR 1 Month + 1.8956%, 5.9356%, 3/15/39 (144A)
‡
2,500,000 2,501,728
CME Term SOFR 1 Month + 2.9428%, 6.9828%, 3/15/39 (144A)
‡
1,175,000 1,175,646
CME Term SOFR 1 Month + 5.2852%, 9.3252%, 3/15/39 (144A)
‡
1,000,000 1,000,663
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
2,677,000 2,696,542
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32 (144A)
Ç
5,453,193 5,527,823
NRTH Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.6429% ,
5.7929% , 10/15/40 (144A)
‡
4,500,000 4,500,312
NYC Commercial Mortgage Trust , 5.8329% , 6/10/42 (144A) 7,007,000 7,177,446
OBX Trust , SOFR30A + 1.5000% , 5.6828% , 10/25/55 (144A)
‡
7,972,000 7,971,805
Olympic Tower Mortgage Trust , 3.5660% , 5/10/39 (144A) 9,025,000 8,587,339
OPEN Trust , CME Term SOFR 1 Month + 3.8380% , 7.8702% , 11/15/40 (144A)
‡
2,080,000 2,081,058
PMT Loan Trust , SOFR30A + 1.4000% , 5.6932% , 11/27/56 (144A)
‡
8,028,000 8,028,505
PRET LLC , 6.3677% , 4/25/55 (144A)
Ç
4,940,434 4,962,185
PRET Trust
4.0000%, 8/25/64 (144A)
Ç
974,079 955,181
4.1500%, 4/25/65 (144A)
Ç
5,981,209 5,828,629
4.0000%, 7/25/69 (144A)
Ç
6,178,151 6,039,173
4.1500%, 1/25/70 (144A)
Ç
2,475,000 2,408,332
PRM7 Trust , 6.8390% , 11/10/42 (144A)
‡
2,385,000 2,351,723
PRPM LLC
5.7740%, 8/25/28 (144A)
Ç
4,483,275 4,481,225
6.4690%, 5/25/30 (144A)
Ç
3,144,495 3,149,367
5.7290%, 7/25/30 (144A)
Ç
11,818,440 11,804,306
3.2500%, 4/25/55 (144A)
Ç
2,237,820 2,149,190
3.0000%, 5/25/55 (144A)
Ç
1,279,843 1,203,073
5.2500%, 7/25/55 (144A)
Ç
369,875 368,269
5.2500%, 7/25/55 (144A)
Ç
300,000 297,245
5.2500%, 7/25/55 (144A)
Ç
2,447,988 2,462,938
4.5000%, 8/25/55 (144A)
Ç
4,800,000 4,655,906
Radian Mortgage Capital Trust , SOFR30A + 1.5500% , 5.7308% , 3/25/56 (144A)
‡
8,017,000 8,016,227
Rain City Mortgage Trust , 8.0210% , 9/25/29 (144A)
‡
560,000 565,204
RCKT Mortgage Trust , 6.5150% , 6/25/43 (144A)
‡
278,884 280,160
Saluda Grade Alternative Mortgage Trust
8.0000%, 4/25/29 (144A)
Ç
4,358,471 4,337,511
7.5000%, 2/25/30 (144A)
Ç
3,721,485 3,739,461
7.7620%, 4/25/30 (144A)
Ç
1,640,000 1,656,801
7.4390%, 7/25/30 (144A)
Ç
2,941,750 2,963,592
8.6830%, 7/25/30 (144A)
Ç
1,450,000 1,462,875
Saluds Grade Alternative Mortgage Trust , 5.3200% , 10/25/40 (144A)
Ç
1,500,000 1,496,253
SCG Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.9500%, 6.9822%, 3/15/35 (144A)
‡
4,904,000 4,885,225
CME Term SOFR 1 Month + 2.7500%, 6.7822%, 8/15/42 (144A)
‡
2,867,000 2,867,076
SCG Trust , CME Term SOFR 1 Month + 2.6000% , 6.6322% , 9/15/42 (144A)
‡
3,500,000 3,524,546
SMRT
CME Term SOFR 1 Month + 1.9500%, 5.9830%, 1/15/39 (144A)
‡
6,250,000 6,222,780
CME Term SOFR 1 Month + 3.3500%, 7.3830%, 1/15/39 (144A)
‡
2,025,000 2,005,792

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
SREIT Trust , CME Term SOFR 1 Month + 2.7327% , 6.7647% , 11/15/36 (144A)
‡
$ 2,334,000 $ 2,329,738
SWCH Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.3402% ,
7.3724% , 2/15/42 (144A)
‡
2,950,000 2,928,737
TYSN Mortgage Trust , 6.5797% , 12/10/33 (144A)
‡
500,000 525,868
Vontive Mortgage Trust , 6.5070% , 3/25/30 (144A)
Ç
3,672,000 3,737,038
WB Commercial Mortgage Trust
5.9365%, 3/15/40 (144A)
‡
10,000,000 9,990,082
6.9033%, 3/15/40 (144A)
‡
2,500,000 2,492,736
8.0108%, 3/15/40 (144A)
‡
500,000 499,659
Wells Fargo Commercial Mortgage Trust
6.2262%, 7/15/35 (144A)
‡
2,500,000 2,521,769
6.1762%, 3/15/38 (144A)
‡
2,776,000 2,776,252
6.9072%, 3/15/38 (144A)
‡
1,735,000 1,742,483
CME Term SOFR 1 Month + 3.0892%, 7.1213%, 8/15/41 (144A)
‡
3,100,000 3,093,658
Total Mortgage-Backed Securities (cost $1,060,966,101) 1,064,071,803
Common Stocks - 0.2%
Hotels, Restaurants & Leisure - 0.0%
Churchill Downs, Inc. 2,695 267,344
Household Durables - 0.2%
Lennar Corp. - Class A 14,999 1,856,426
Total Common Stocks (cost $2,164,362) 2,123,770
Investment Companies - 5.4%
Money Market Funds - 5.4%
Janus Henderson Cash Liquidity Fund LLC, 4.1200%
£,∞
(cost $69,902,105) 69,898,463 69,912,443
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.0500%
£,∞
817,182 817,182
Time Deposits - 0.0%
Royal Bank of Canada, 3.8500%, 11/3/25 204,296 204,296
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $1,021,478) 1,021,478
Total Investments (total cost $ 1,687,905,745 ) - 130.7% 1,681,401,173
Liabilities, net of Cash, Receivables and Other Assets - (30.7%) (394,757,576)
Net Assets - 100.0% $1,286,643,597
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,676,971,531 99.7%
Japan 3,129,325 0.2
Canada 1,300,317 0.1
Total $1,681,401,173 100.0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (17.3)%
Mortgage-Backed Securities - (17.3)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 2.5000%, TBA, 30 Year Maturity
^
$ (189,990,000) $ (161,247,363)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
^
(61,440,000) (61,131,571)
Total Securities Sold Short (proceeds $221,667,444) $ (222,378,934)

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2025
14 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (222,378,934) 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/25
............. Shares
Held at
10/31/25
Dividend
Income
Investment Company - 5.4%
Exchange Traded Fund - N/A
Janus Henderson AAA
CLO ETF $ – $ 102,309,510 $ (100,510,834) $ (1,798,676) $ – $ – – $ 1,678,271
Money Market Funds - 5.4%
Janus Henderson
Cash Liquidity Fund
LLC, 4.1200%
∞
13,588,210 1,431,559,227 (1,375,234,608) (10,724) 10,338 69,912,443 69,898,463 1,969,215
Investments Purchased
with Cash Collateral
from Securities Lending
- 0.1%
Investment Companies - 0.1%
Janus Henderson
Cash Collateral Fund
LLC, 4.0500%
∞
– 3,806,847 (2,989,665) – – 817,182 817,182 21,063
Δ
Total Affiliated
Investments - 5.5% $13,588,210 $1,537,675,584 $(1,478,735,107) $(1,809,400) $10,338 $70,729,625 $3,668,549
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
3 Month SOFR 125 3/17/26 $ 30,070,313 $ 62,269
3 Month SOFR 125 6/16/26 30,126,563 109,144
3 Month SOFR 125 9/15/26 30,200,000 181,019
3 Month SOFR 125 12/15/26 30,251,563 232,581
U.S. Treasury 10 Year Notes 590 12/19/25 66,476,406 (56,139)
U.S. Treasury 2 Year Notes 455 12/31/25 94,750,196 (88,715)
U.S. Treasury 5 Year Notes 1,682 12/31/25 183,692,798 (519,571)
Total - Futures Long (79,412)
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 297 12/19/25 (34,298,859) (402,797)
U.S. Treasury Ultra Bonds 108 12/19/25 (13,098,375) (499,611)
Total - Futures Short (902,408)
Total $(981,820)

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2025.
Schedule of OTC Total Return Swaps
Counterparty/Return Paid by the Fund Return Received by Fund
Payment
Frequency
Termination
Date
Notional
Amount
Swap Contracts,
at Value and
Unrealized
Appreciation/
(Depreciation)
JPMorgan Chase Bank NA:1 day SOFR + 0.19% Janus Henderson AAA CLO ETF Quarterly 01/26/2026 USD 920,527 $ 33,241
JPMorgan Chase Bank NA:1 day SOFR + 0.17% Janus Henderson AAA CLO ETF Quarterly 01/26/2026 USD 133,100 4,832
$38,073
Schedule of Exchange-Traded Written Call Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
S&P 500 Emini Index 89 7,175.00 USD 12/19/2025 $ 4,450 $ (125,068) $ (26,232) $ (151,300)
$(125,068) $(26,232) $(151,300)
Schedule of Exchange-Traded Written Put Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
S&P 500 Emini Index 89 6,150.00 USD 12/19/2025 $ 4,450 $ (207,663) $ 86,401 $ (121,262)
$(207,663) $86,401 $(121,262)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2025
Interest Rate
Contracts
Equity
Contracts Total
Asset Derivatives:
*
Futures contracts $ 585,013 $ – $ 585,013
Swaps - OTC — 38,073 38,073
Total Asset Derivatives $ 585,013 $ 38,073 $ 623,086
Liability Derivatives:
*
Futures contracts 1,566,833 – 1,566,833
Written Options, at Value — 272,562 272,562
Total Liability Derivatives $ 1,566,833 $ 272,562 $ 1,839,395
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

Janus Henderson Securitized Income ETF
Schedule of Investments
October 31, 2025
16 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the year ended October 31, 2025.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended October 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Equity
Contracts
Commodity
Contracts Total
Futures contracts $ — $ (2,027,531) $ — $ (1,711,600) $ (3,739,131)
Swap contracts (123,536) — (14,581) — (138,117)
Written Options contracts — 311,130 336,598 487,543 1,135,271
Total $ (123,536) $ (1,716,401) $ 322,017 $ (1,224,057) $ (2,741,977)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Equity
Contracts Total
Futures contracts $ — $ 884,298 $ – $ 884,298
Swap contracts (18,584) — 38,073 19,489
Written Options contracts — — 60,169 60,169
Total $ (18,584) $ 884,298 $ 98,242 $ 963,956
Average Ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2025
Futures contracts:
Average notional amount of contracts - long $293,990,661
Average notional amount of contracts - short 43,610,228
OTC Swaps:
Average notional amount 555,426
Options:
Average value of option contracts written 127,369
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
J.P. Morgan Chase Bank $ 38,073 $ — $ — $ 38,073
Total $ 38,073 $ — $ — $ 38,073
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 1,001,071 $ — $ (1,001,071) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
Janus Detroit Street Trust 17
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended October 31, 2025 is
$3,023,665, which represents 0.2% of net assets.
# Loaned security; a portion of the security is on loan at October 31, 2025.
∞ Rate shown is the 7-day yield as of October 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
† The position has not yet settled as of October 31, 2025. The coupon rate is undetermined.
‡ Variable or floating rate security. Rate shown is the current rate as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2025 is $1,172,017,075 which represents 91.1% of net assets.
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
18 October 31, 2025
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 512,275,955 $ — $ 512,275,955
Collateralized Loan Obligations — 21,036,451 — 21,036,451
Corporate Bonds — 10,959,273 — 10,959,273
Mortgage-Backed Securities — 1,061,048,138 3,023,665 1,064,071,803
Common Stocks 2,123,770 — — 2,123,770
Investment Companies — 69,912,443 — 69,912,443
Investments Purchased with Cash
Collateral from Securities Lending — 1,021,478 — 1,021,478
Total Investments in Securities $ 2,123,770 $ 1,676,253,738 $ 3,023,665 $ 1,681,401,173
Other Financial Instruments
(a)
:
Futures Contracts $ 585,013 $ — $ — $ 585,013
OTC Swaps — 38,073 — 38,073
Total Other Financial Instruments $ 585,013 $ 38,073 $ — $ 623,086
Total Assets $ 2,708,783 $ 1,676,291,811 $ 3,023,665 $ 1,682,024,259
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 222,378,934 $ — $ 222,378,934
Other Financial Instruments
(a)
:
Futures Contracts $ 1,566,833 $ — $ — $ 1,566,833
Options Written, at Value 272,562 — — 272,562
Total Liabilities $ 1,839,395 $ 222,378,934 $ — $ 224,218,329
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Securitized Income ETF
Statement of Assets and Liabilities
October 31, 2025
Janus Detroit Street Trust 19
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $1,617,186,458)
(1)
$ 1,610,671,548
Affiliated investments, at value (cost $70,719,287) 70,729,625
Due from broker for centrally cleared swaps 164
Due from broker for futures 5,960,000
Receivables:
TBA investments sold 250,433,552
Fund units sold 3,818
Interest 3,771,872
Affiliated securities lending income, net 187
OTC swap contracts, at value 38,073
Collateral for To be Announced Transactions 1,160,000
Due from adviser 10,823
Total Assets 1,942,779,662
Liabilities:
TBA sales commitments, at value (proceeds $221,667,444) 222,378,934
Payable for variation margin on futures contracts 131,389
Collateral on securities loaned (Note 3) 1,021,478
Options written, at value (premiums received $332,731) 272,562
Due to custodian 309,844
Payables:
Investments purchased 18,430,750
TBA investments purchased 413,079,068
Management fees 512,040
Total Liabilities 656,136,065
Commitments and contingent liabilities
Net Assets $ 1,286,643,597
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 1,285,308,879
Total distributable earnings (loss) 1,334,718
Total Net Assets $ 1,286,643,597
Net Assets $ 1,286,643,597
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 24,700,000
Net Asset Value Per Share $ 52 .09
(1) Includes $1,001,071 of securities on loan. See Note 3 in Notes to Financial Statements.

Janus Henderson Securitized Income ETF
Statement of Operations
For the year ended October 31, 2025
20 October 31, 2025
See Notes to Financial Statements.
Investment Income:
Interest $ 44,755,888
Dividends from affiliates 3,647,486
Dividends 1,679,097
Affiliated securities lending income, net     21,063
Unaffiliated securities lending income, net 5,403
Foreign tax withheld (159)
Total Investment Income 50,108,778
Expenses:
Management Fees 3,841,787
Total Expenses 3,841,787
Less: Excess Expense Reimbursement and Waivers (89,277)
Net Expenses 3,752,510
Net Investment Income/(Loss) 46,356,268
Net Realized Gain/(Loss) on Investments:
Investments $ 690,100
Investments in affiliates (1,809,400)
TBA sales commitments 7,088,590
Futures contracts (3,739,131)
Swap contracts (138,117)
Written options contracts 1,135,271
Total Net Realized Gain/(Loss) on Investments $ 3,227,313
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (7,440,524)
Investments in affiliates 10,338
TBA sales commitments (711,616)
Futures contracts 884,298
Swap contracts 19,489
Written options contracts 60,169
Total Change in Unrealized Net Appreciation/Depreciation $ (7,177,846)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 42,405,735

Janus Henderson Securitized Income ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 21
See Notes to Financial Statements.
Year Ended
October 31, 2025
Period Ended
October 31, 2024
(1)
Operations:
Net investment income/(loss) $ 46,356,268 $ 13,871,631
Net realized gain/(loss) on investments 3,227,313 2,739,414
Change in unrealized net appreciation/depreciation (7,177,846) (921,794)
Net Increase/(Decrease) in Net Assets Resulting from Operations 42,405,735 15,689,251
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (44,533,712) (11,596,071)
Net Decrease from Dividends and Distributions to Shareholders (44,533,712) (11,596,071)
Capital Share Transactions 903,980,687 380,697,707
Net Increase/(Decrease) in Net Assets 901,852,710 384,790,887
Net Assets: — —
Beginning of Year   384,790,887 —
End of Year $ 1,286,643,597 $ 384,790,887
(1) Period from November 8, 2023 (commencement of operations) through October 31, 2024.

Janus Henderson Securitized Income ETF
Financial Highlights
22 October 31, 2025
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2025 2024
(1)
Net Asset Value, Beginning of Period $52.00 $50.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
3.05 3.37
Net realized and unrealized gain/(loss) 0.23
(3)
1.36
Total from Investment Operations 3.28
(3)
4.73
Less Dividends and Distributions: — —
Dividends (from net investment income) (3.08) (2.73)
Distributions (from capital gains) (0.11) —
Total Dividends and Distributions (3.19) (2.73)
Net Asset Value, End of Period $52.09 $52.00
Total Return
*
6.50% 9.65%
Net assets, End of Period (in thousands) $1,286,644 $384,791
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.49% 0.49%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.48% 0.48%
Ratio of Net Investment Income/(Loss) 5.86% 6.63%
Portfolio Turnover Rate
(4)(5)
60% 94%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from November 8, 2023 (commencement of operations) through October 31, 2024.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(5) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
1. Organization and Significant Accounting Policies
Janus Henderson Securitized Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fifteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks current income with a focus on preservation of capital. The Fund is classified as nondiversified, as defined in the
1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the year ended October 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Securitized Income ETF
Notes to Financial Statements
24 October 31, 2025
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the year:
Financial assets of $3,023,665 were transferred out of Level 2 into Level 3 since the current market for the securities'
previously quoted prices are now considered inactive.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with

Janus Henderson Securitized Income ETF
Notes to Financial Statements
26 October 31, 2025
the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner)
“exercises” the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the
Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial
Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as
“Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of securities, or foreign currencies. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The  risk in writing put

Janus Henderson Securitized Income ETF
Notes to Financial Statements
28 October 31, 2025
options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the year, the Fund wrote call options on commodity futures for the purpose of decreasing exposure to commodity risk and/or generating income.
During the year, the Fund wrote put options on commodity futures for the purpose of increasing exposure to commodity risk and/or generating income.
During the year, the Fund wrote call options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.
During the year, the Fund wrote put options on bond futures in order to increase interest rate risk where increasing this exposure via other markets such as the cash bond market was less attractive.
During the year, the Fund wrote call options on various equity index futures for the purpose of decreasing exposure to broad equity risk and/or generating carry.
During the year, the Fund wrote put options on various equity index futures for the purpose of increasing exposure to broad equity risk and/or generating carry.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

Janus Henderson Securitized Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the year, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
There were no credit default swaps held as of October 31, 2025.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the year, the Fund entered into total return swaps on to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
30 October 31, 2025
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. In stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and significant losses experienced by the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Nondiversification Risk
The Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 31
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require

Janus Henderson Securitized Income ETF
Notes to Financial Statements
32 October 31, 2025
the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Fund enters into a Master Securities Forward
Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the
Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Fund’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the

Janus Henderson Securitized Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 33
extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair
Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2025" table located in the
Fund’s Schedule of Investments.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
34 October 31, 2025
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of October 31,
2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,001,071 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of October 31, 2025 is $1,021,478, resulting in the net amount due to the counterparty of $20,407.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was
0.49% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2026. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the year ended October 31, 2025, the Adviser waived $89,277 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF and Janus Henderson B-BBB CLO ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
Daily Net Assets Fee Rate
$0-$1 billion 0.49%
Next $2 billion 0.46%
Over $3 billion 0.43%

Janus Henderson Securitized Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 35
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2025 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, amortization on bonds, and investments in partnerships.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$8,850,648 $— $— $— $(711,490) $(6,804,440)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$1,688,205,613 $8,574,012 $(15,378,452) $(6,804,440)

Janus Henderson Securitized Income ETF
Notes to Financial Statements
36 October 31, 2025
Information on the tax components of derivatives as of October 31, 2025 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the year ended  October 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income
Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after
December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$(222,883,753) $— $(711,490) $(711,490)
For the year ended October 31, 2025
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$44,533,712 $— $— $—
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$11,596,071 $— $— $—
Year Ended October 31, 2025 Period Ended October 31, 2024
(1)
Shares Amount Shares Amount
Shares sold 18,500,000 $ 966,255,763 7,400,000 $ 380,697,707
Shares repurchased (1,200,000) (62,275,076) — —
Net Increase/(Decrease) 17,300,000 $ 903,980,687 7,400,000 $ 380,697,707
(1) Period from November 8, 2023 (commencement of operations) through October 31, 2024.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,309,950,580 $459,598,193 $— $—

Janus Henderson Securitized Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 37
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson Securitized Income ETF
Report of Independent Registered Public Accounting Firm
38 October 31, 2025
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Securitized Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Securitized Income ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2025 and the period
November 8, 2023 (commencement of operations) through October 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year ended October 31, 2025, and the changes in its net assets and the financial highlights for the year ended October 31, 2025 and for the period
November 8, 2023 (commencement of operations) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 19, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Securitized Income ETF
Designation Requirements
(unaudited)
Janus Detroit Street Trust 39
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2025:
Qualified Interest Income Percentage 100.00%

Janus Henderson Securitized Income ETF
Additional Information
(unaudited)
40 October 31, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93098 12-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
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ANNUAL FINANCIAL STATEMENTS
October 31, 2025
Janus Henderson Emerging Markets Debt
Hard Currency ETF
Janus Detroit Street Trust

Janus Henderson Emerging Markets Debt Hard Currency
ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - 13.3%
Cayman Islands - 1.5%
Banco do Brasil SA, 6.0000%, 3/18/31 $ 950,000 $ 983,189
Kingston Airport Revenue Finance Ltd., 6.7500%, 12/15/36 (144A) 743,000 761,575
Kingston Airport Revenue Finance Ltd., 6.7500%, 12/15/36 1,900,000 1,947,500
Oryx Funding Ltd., 5.8000%, 2/3/31 500,000 522,914
Otel Sukuk Ltd., 5.3750%, 1/24/31 2,250,000 2,300,861
6,516,039
Egypt - 0.2%
African Export-Import Bank (The), 3.7980%, 5/17/31 750,000 673,994
Georgia - 0.1%
Georgian Railway JSC, 4.0000%, 6/17/28 500,000 469,761
Malaysia - 0.4%
Petronas Capital Ltd., 2.4800%, 1/28/32 500,000 449,428
Petronas Capital Ltd., 5.8480%, 4/3/55 500,000 534,052
Petronas Capital Ltd., 5.8480%, 4/3/55 (144A) 450,000 480,646
1,464,126
Netherlands - 1.1%
DTEK Energy BV, 7.0000% (3.50% Cash, 4.00% PIK), 12/31/27Ø 739,844 521,729
Petrobras Global Finance BV, 5.1250%, 9/10/30 2,300,000 2,268,950
Petrobras Global Finance BV, 6.2500%, 1/10/36 1,865,000 1,839,569
4,630,248
Nigeria - 0.9%
Africa Finance Corp., 5.5500%, 10/8/29 (144A) 3,579,000 3,654,300
3,654,300
Oman - 0.9%
EDO Sukuk Ltd., 5.6620%, 7/3/31 2,300,000 2,419,515
Mazoon Assets Co. SAOC, 5.2500%, 10/9/31 (144A) 1,117,000 1,143,288
3,562,803
South Africa - 1.2%
Eskom Holdings, 8.4500%, 8/10/28 4,900,000 5,243,306
Togo - 0.5%
Banque Ouest Africaine de Developpement, 4.7000%, 10/22/31 500,000 466,802
Banque Ouest Africaine de Developpement, 6.2500%, 10/14/40 (144A) EUR 1,540,000 1,776,003
2,242,805
Turkey - 2.1%
TC Ziraat Bankasi A/S, 8.0000%, 1/16/29 $ 1,450,000 1,525,597
TC Ziraat Bankasi A/S, 7.2500%, 2/4/30 2,000,000 2,057,512
Turk Telekomunikasyon A/S, 6.9500%, 10/7/32 (144A) 1,826,000 1,846,245
Turkiye Vakiflar Bankasi TAO, 9.0000%, 10/12/28 200,000 216,115
Turkiye Vakiflar Bankasi TAO, 6.8750%, 1/7/30 (144A) 900,000 913,509
Turkiye Vakiflar Bankasi TAO, 7.2500%, 7/31/30 (144A) 2,293,000 2,346,123
8,905,101
United Arab Emirates - 2.6%
Abu Dhabi Crude Oil Pipeline LLC, 4.6000%, 11/2/47 700,000 658,597
Abu Dhabi Developmental Holding Co. PJSC, 5.3750%, 5/8/29 1,000,000 1,041,458
Abu Dhabi Developmental Holding Co. PJSC, 5.5000%, 5/8/34 3,300,000 3,522,205
Abu Dhabi National Energy Co. PJSC, 4.3750%, 10/9/31 (144A) 100,000 100,920
Abu Dhabi National Energy Co. PJSC, 4.7500%, 3/9/37 (144A) 1,133,000 1,126,792
Abu Dhabi National Energy Co. PJSC, 3.4000%, 4/29/51 1,500,000 1,101,103
Adnoc Murban Rsc Ltd., 4.5000%, 9/11/34 1,000,000 997,033
Adnoc Murban Rsc Ltd., 5.1250%, 9/11/54 (144A) 993,000 960,654
MDGH GMTN RSC Ltd., 2.5000%, 5/21/26 300,000 296,962
MDGH GMTN RSC Ltd., 5.8750%, 5/1/34 1,000,000 1,100,868

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
October 31, 2025
4 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
United Arab Emirates - (continued)
Oztel Holdings SPC Ltd., 6.6250%, 4/24/28 $ 300,000 $ 314,553
11,221,145
United Kingdom - 0.4%
NAK Naftogaz Ukraine, 7.1250%, 7/19/26 EUR 544,133 543,255
NAK Naftogaz Ukraine, 7.6250%, 11/8/28Ø $ 1,576,206 1,231,092
1,774,347
Uzbekistan - 1.4%
Jscb Agrobank, 9.2500%, 10/2/29 (144A) 694,000 755,742
Jscb Agrobank, 9.2500%, 10/2/29 1,600,000 1,742,343
Navoi Mining & Metallurgical Combinat, 6.7000%, 10/17/28 1,000,000 1,039,859
Uzbek Industrial and Construction Bank ATB, 8.9500%, 7/24/29 1,600,000 1,729,877
Uzbek Industrial and Construction Bank ATB, US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.7920%, 9.4500%, 10/23/30 (144A)‡,μ 841,000 852,636
6,120,457
Total Corporate Bonds (cost $55,128,115) 56,478,432
Foreign Government Bonds - 79.9%
Albania - 0.5%
Republic of Albania, 5.9000%, 6/9/28 EUR 960,000 1,184,897
Republic of Albania, 4.7500%, 2/14/35 EUR 500,000 593,427
Republic of Albania, 4.7500%, 2/14/35 (144A) EUR 406,000 481,863
2,260,187
Angola - 0.7%
Republic of Angola, 8.0000%, 11/26/29 $ 1,200,000 1,147,205
Republic of Angola, 8.7500%, 4/14/32 1,300,000 1,218,715
Republic of Angola, 9.1250%, 11/26/49 650,000 545,535
2,911,455
Argentina - 3.8%
Argentine Republic, 0.7500%, 7/9/30
Ç
3,880,000 3,171,900
Argentine Republic, 4.1250%, 7/9/35
Ç
6,150,000 4,308,075
Argentine Republic, 5.0000%, 1/9/38
Ç
3,050,000 2,237,175
Argentine Republic, 3.5000%, 7/9/41
Ç
2,300,000 1,493,850
Provincia de Buenos Aires, 6.6250%, 9/1/37
Ç
1,763,328 1,291,638
YPF SA, 9.5000%, 1/17/31 2,820,000 2,973,975
YPF SA, 8.7500%, 9/11/31 (144A) 800,000 821,818
16,298,431
Azerbaijan - 0.6%
Republic of Azerbaijan, 3.5000%, 9/1/32 1,100,000 1,027,793
Southern Gas Corridor CJSC, 6.8750%, 3/24/26 1,500,000 1,513,217
State Oil Co. of the Azerbaijan Republic, 6.9500%, 3/18/30 200,000 215,999
2,757,009
Bahamas - 1.2%
Commonwealth of the Bahamas, 8.9500%, 10/15/32 2,200,000 2,426,600
Commonwealth of the Bahamas, 8.2500%, 6/24/36 (144A) 2,000,000 2,165,580
Commonwealth of the Bahamas, 8.2500%, 6/24/36 300,000 324,837
4,917,017
Bahrain - 0.3%
CBB International Sukuk Programme Co. SPC, 3.9500%, 9/16/27 1,250,000 1,223,404
Barbados - 0.1%
Barbados Government Bond, 8.0000%, 6/26/35 (144A) 522,000 542,880
Benin - 0.4%
Benin Government Bond, 4.9500%, 1/22/35 EUR 200,000 215,048
Benin Government Bond, 7.9600%, 2/13/38 $ 1,000,000 1,040,351

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Benin - (continued)
Benin Government Bond, 8.3750%, 1/23/41 (144A) $ 514,000 $ 547,919
1,803,318
Brazil - 1.8%
Caixa Economica Federal, 5.6250%, 5/13/30 (144A) 1,400,000 1,421,560
Federative Republic of Brazil, 6.1250%, 3/15/34 1,600,000 1,629,600
Federative Republic of Brazil, 6.6250%, 3/15/35 1,800,000 1,874,340
Federative Republic of Brazil, 5.0000%, 1/27/45 800,000 654,000
Federative Republic of Brazil, 4.7500%, 1/14/50 1,000,000 752,500
Federative Republic of Brazil, 7.1250%, 5/13/54 1,100,000 1,114,300
7,446,300
Bulgaria - 1.6%
Bulgaria Government Bond, 4.2500%, 6/19/30 EUR 1,500,000 1,731,116
Republic of Bulgaria, 3.5000%, 5/7/34 EUR 2,500,000 2,922,552
Republic of Bulgaria, 5.0000%, 3/5/37 $ 366,000 367,075
Republic of Bulgaria, 4.1250%, 5/7/38 EUR 900,000 1,063,292
Republic of Bulgaria, 4.2500%, 9/5/44 EUR 465,000 539,573
6,623,608
Cameroon - 0.5%
Republic of Cameroon, 5.9500%, 7/7/32 EUR 2,200,000 2,056,377
Cayman Islands - 0.3%
Sharjah Sukuk Program Ltd., 3.2000%, 7/13/31 $ 1,500,000 1,383,963
Chile - 2.6%
Chile Government Bond, 2.5500%, 7/27/33 3,000,000 2,598,450
Corp. Nacional del Cobre de Chile, 3.0000%, 9/30/29 1,000,000 948,129
Corp. Nacional del Cobre de Chile, 5.9500%, 1/8/34 700,000 736,119
Corp. Nacional del Cobre de Chile, 3.7000%, 1/30/50 950,000 690,373
Corp. Nacional del Cobre de Chile, 6.7800%, 1/13/55 (144A) 1,075,000 1,175,513
Corp. Nacional del Cobre de Chile, 6.7800%, 1/13/55 1,000,000 1,093,500
Republic of Chile, 2.5500%, 1/27/32 400,000 357,708
Republic of Chile, 2.5500%, 7/27/33 1,000,000 866,150
Republic of Chile, 3.5000%, 1/25/50 1,700,000 1,260,975
Republic of Chile, 3.5000%, 4/15/53 1,000,000 727,250
Republic of Chile, 5.3300%, 1/5/54 200,000 197,350
10,651,517
Colombia - 2.6%
Colombia Government Bond, 5.6250%, 2/19/36 EUR 1,300,000 1,443,423
Ecopetrol SA, 8.8750%, 1/13/33 $ 2,100,000 2,273,013
Ecopetrol SA, 8.3750%, 1/19/36 1,500,000 1,554,459
Ecopetrol SA, 5.8750%, 11/2/51 700,000 514,822
Republic of Colombia, 3.7500%, 9/19/28 EUR 538,000 618,406
Republic of Colombia, 7.3750%, 4/25/30 $ 574,000 614,381
Republic of Colombia, 5.0000%, 9/19/32 EUR 660,000 745,245
Republic of Colombia, 7.5000%, 2/2/34 $ 1,050,000 1,112,948
Republic of Colombia, 8.0000%, 11/14/35 800,000 872,000
Republic of Colombia, 8.3750%, 11/7/54 1,350,000 1,486,013
11,234,710
Costa Rica - 2.0%
Republic of Costa Rica, 6.5500%, 4/3/34 3,000,000 3,241,230
Republic of Costa Rica, 7.0000%, 4/4/44 1,000,000 1,081,500
Republic of Costa Rica, 7.1580%, 3/12/45 1,350,000 1,478,925
Republic of Costa Rica, 7.3000%, 11/13/54 2,250,000 2,514,375
8,316,030

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
October 31, 2025
6 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Dominican Republic - 4.4%
Dominican Republic Government Bond, 5.5000%, 2/22/29 $ 1,000,000 $ 1,015,450
Dominican Republic Government Bond, 4.5000%, 1/30/30 2,000,000 1,952,000
Dominican Republic Government Bond, 7.0500%, 2/3/31 1,200,000 1,290,720
Dominican Republic Government Bond, 4.8750%, 9/23/32 4,000,000 3,828,200
Dominican Republic Government Bond, 6.0000%, 2/22/33 600,000 612,090
Dominican Republic Government Bond, 5.8750%, 10/28/35 (144A) 1,476,000 1,472,974
Dominican Republic Government Bond, 6.6000%, 6/1/36 6,050,000 6,379,120
Dominican Republic Government Bond, 6.9500%, 3/15/37 (144A) 1,300,000 1,386,645
Dominican Republic Government Bond, 6.9500%, 3/15/37 500,000 533,325
Dominican Republic Government Bond, 6.5000%, 2/15/48 650,000 655,493
19,126,017
Ecuador - 1.5%
Republic of Ecuador, 6.9000%, 7/31/30
Ç
2,155,244 1,963,427
Republic of Ecuador, 6.9000%, 7/31/35
Ç
4,247,015 3,248,966
Republic of Ecuador, 5.0000%, 7/31/40
Ç
1,500,000 1,020,000
6,232,393
Egypt - 1.8%
Arab Republic of Egypt, 7.0529%, 1/15/32 1,450,000 1,442,963
Arab Republic of Egypt, 7.3000%, 9/30/33 300,000 293,129
Arab Republic of Egypt, 7.9030%, 2/21/48 500,000 434,440
Arab Republic of Egypt, 8.7002%, 3/1/49 800,000 745,383
Arab Republic of Egypt, 8.8750%, 5/29/50 900,000 850,885
Arab Republic of Egypt, 8.7500%, 9/30/51 1,300,000 1,207,674
Arab Republic of Egypt, 8.1500%, 11/20/59 1,000,000 870,317
Arab Republic of Egypt, 7.5000%, 2/16/61 650,000 532,602
Egyptian Financial Co. for Sovereign Taskeek (The), 6.3750%, 4/7/29 (144A) 957,000 968,834
Egyptian Financial Co. for Sovereign Taskeek (The), 7.9500%, 10/7/32 (144A) 406,000 419,623
7,765,850
El Salvador - 0.3%
Republic of El Salvador, 8.2500%, 4/10/32 700,000 750,081
Republic of El Salvador, 7.6250%, 2/1/41 650,000 641,875
1,391,956
Gabon - 0.4%
Gabon Government Bond, 6.6250%, 2/6/31 2,000,000 1,561,640
Georgia - 0.3%
Republic of Georgia, 2.7500%, 4/22/26 1,200,000 1,176,678
Ghana - 2.5%
Republic of Ghana, 0.0000%, 7/3/26 (144A)
¤
41,600 40,352
Republic of Ghana, 5.0000%, 7/3/29 (144A)
Ç
629,200 611,892
Republic of Ghana, 5.0000%, 7/3/29
Ç
5,600,000 5,445,952
Republic of Ghana, 0.0000%, 1/3/30 (144A)
¤
81,041 69,924
Republic of Ghana, 5.0000%, 7/3/35 (144A)
Ç
604,800 520,491
Republic of Ghana, 5.0000%, 7/3/35
Ç
5,000,000 4,303,000
10,991,611
Guatemala - 0.8%
Republic of Guatemala, 5.3750%, 4/24/32 700,000 708,554
Republic of Guatemala, 6.6000%, 6/13/36 700,000 753,900
Republic of Guatemala, 6.2500%, 8/15/36 (144A) 1,232,000 1,298,121
Republic of Guatemala, 4.6500%, 10/7/41 500,000 437,500
3,198,075
Hungary - 1.9%
Hungary Government Bond, 1.1250%, 4/28/26 EUR 1,000,000 1,148,555
Hungary Government Bond, 5.3750%, 9/26/30 (144A) $ 995,000 1,025,406

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Hungary - (continued)
Hungary Government Bond, 4.5000%, 6/16/34 EUR 800,000 $ 956,119
Hungary Government Bond, 5.5000%, 6/16/34 $ 600,000 611,621
Hungary Government Bond, 6.0000%, 9/26/35 (144A) 825,000 866,952
Hungary Government Bond, 5.5000%, 3/26/36 1,000,000 1,009,526
Hungary Government Bond, 6.7500%, 9/23/55 (144A) 1,333,000 1,449,912
MFB Magyar Fejlesztesi Bank Zrt ., 6.5000%, 6/29/28 1,000,000 1,050,592
8,118,683
Indonesia - 1.9%
Perusahaan Listrik Negara PT, 5.4500%, 5/21/28 5,000,000 5,133,615
Perusahaan Penerbit SBSN Indonesia III, 5.2000%, 7/2/34 3,000,000 3,087,629
8,221,244
Iraq - 0.5%
Republic of Iraq, 5.8000%, 1/15/28 2,150,000 2,142,382
Ivory Coast - 1.0%
Republic of Cote d'Ivoire, 4.8750%, 1/30/32 EUR 296,000 330,365
Republic of Cote d'Ivoire, 6.1250%, 6/15/33 $ 1,250,000 1,214,237
Republic of Cote d'Ivoire, 8.0750%, 4/1/36 (144A) 1,701,000 1,791,049
Republic of Cote d'Ivoire, 6.8750%, 10/17/40 EUR 900,000 1,009,390
4,345,041
Jamaica - 0.3%
Jamaica Government Bond, 7.8750%, 7/28/45 $ 1,100,000 1,327,150
Kazakhstan - 0.4%
Development Bank of Kazakhstan JSC, 5.6250%, 4/7/30 (144A) 1,700,000 1,758,035
Luxembourg - 0.4%
Eagle Funding Luxco Sarl , 5.5000%, 8/17/30 (144A) 1,784,000 1,812,366
Macedonia, the Former Yugoslav Republic of - 1.4%
Republic of North Macedonia, 3.6750%, 6/3/26 EUR 1,900,000 2,194,954
Republic of North Macedonia, 6.9600%, 3/13/27 EUR 100,000 120,111
Republic of North Macedonia, 1.6250%, 3/10/28 EUR 3,650,000 4,009,601
6,324,666
Mexico - 5.9%
Petroleos Mexicanos , 8.7500%, 6/2/29 $ 500,000 539,551
Petroleos Mexicanos , 6.8400%, 1/23/30 150,000 153,970
Petroleos Mexicanos , 5.9500%, 1/28/31 4,000,000 3,912,564
Petroleos Mexicanos , 6.7000%, 2/16/32 7,150,000 7,143,871
Petroleos Mexicanos , 6.7500%, 9/21/47 1,275,000 1,055,895
Petroleos Mexicanos , 6.3500%, 2/12/48 2,000,000 1,602,885
Petroleos Mexicanos , 7.6900%, 1/23/50 1,000,000 906,801
Petroleos Mexicanos , 6.6250%, 12/28/73 1,000,000 767,650
United Mexican States, 3.5000%, 9/19/29 EUR 890,000 1,034,833
United Mexican States, 4.7500%, 4/27/32 $ 1,150,000 1,132,175
United Mexican States, 5.8500%, 7/2/32 1,190,000 1,229,865
United Mexican States, 4.8750%, 5/19/33 2,200,000 2,139,500
United Mexican States, 6.3500%, 2/9/35 500,000 528,550
United Mexican States, 6.8750%, 5/13/37 265,000 287,061
United Mexican States, 5.1250%, 3/19/38 EUR 485,000 571,230
United Mexican States, 4.4000%, 2/12/52 $ 500,000 377,975
United Mexican States, 6.3380%, 5/4/53 1,400,000 1,389,150
United Mexican States, 7.3750%, 5/13/55 350,000 392,645
United Mexican States, 3.7710%, 5/24/61 200,000 128,790
25,294,961
Mongolia - 2.4%
City of Ulaanbaatar Mongolia, 7.7500%, 8/21/27 2,000,000 2,049,943

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
October 31, 2025
8 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Mongolia - (continued)
Development Bank of Mongolia LLC, 8.5000%, 7/3/28 $ 4,250,000 $ 4,345,625
State of Mongolia, 3.5000%, 7/7/27 500,000 480,860
State of Mongolia, 6.6250%, 2/25/30 (144A) 500,000 511,465
State of Mongolia, 4.4500%, 7/7/31 3,200,000 2,932,191
10,320,084
Montenegro - 1.1%
Republic of Montenegro, 7.2500%, 3/12/31 2,300,000 2,477,443
Republic of Montenegro, 4.8750%, 4/1/32 EUR 300,000 351,821
Republic of Montenegro, 4.8750%, 4/1/32 (144A) EUR 1,459,000 1,711,021
4,540,285
Nigeria - 1.1%
Federal Republic of Nigeria, 7.6250%, 11/21/25 $ 1,000,000 1,001,244
Federal Republic of Nigeria, 6.5000%, 11/28/27 800,000 804,318
Federal Republic of Nigeria, 7.1430%, 2/23/30 1,000,000 996,033
Federal Republic of Nigeria, 7.3750%, 9/28/33 1,200,000 1,159,335
Federal Republic of Nigeria, 7.6250%, 11/28/47 440,000 391,166
Federal Republic of Nigeria, 8.2500%, 9/28/51 400,000 370,609
4,722,705
Oman - 0.5%
Sultanate of Oman Government Bond, 4.7500%, 6/15/26 800,000 800,989
Sultanate of Oman Government Bond, 7.0000%, 1/25/51 1,050,000 1,211,266
2,012,255
Pakistan - 0.5%
Islamic Republic of Pakistan, 6.0000%, 4/8/26 200,000 199,230
Islamic Republic of Pakistan, 6.8750%, 12/5/27 825,000 823,931
Islamic Republic of Pakistan, 8.8750%, 4/8/51 1,500,000 1,432,054
2,455,215
Panama - 2.0%
Republic of Panama, 3.1600%, 1/23/30 1,150,000 1,076,573
Republic of Panama, 2.2520%, 9/29/32 2,300,000 1,886,230
Republic of Panama, 3.2980%, 1/19/33 1,500,000 1,309,800
Republic of Panama, 6.4000%, 2/14/35 800,000 840,360
Republic of Panama, 4.5000%, 4/16/50 950,000 741,817
Republic of Panama, 6.8530%, 3/28/54 1,000,000 1,057,700
Republic of Panama, 4.5000%, 4/1/56 300,000 228,750
Republic of Panama, 3.8700%, 7/23/60 1,300,000 878,800
8,020,030
Paraguay - 1.4%
Paraguay Government Bond, 2.7390%, 1/29/33 300,000 265,398
Paraguay Government Bond, 3.8490%, 6/28/33 1,000,000 941,500
Paraguay Government Bond, 5.4000%, 3/30/50 1,000,000 929,060
Republic of Paraguay, 2.7390%, 1/29/33 2,400,000 2,123,184
Republic of Paraguay, 6.0000%, 2/9/36 1,000,000 1,064,850
Republic of Paraguay, 5.6000%, 3/13/48 500,000 478,500
5,802,492
Peru - 1.3%
Corp. Financiera de Desarrollo SA, 5.5000%, 5/6/30 585,000 600,877
Corp. Financiera de Desarrollo SA, 5.5000%, 5/6/30 (144A) 585,000 600,877
Petroleos del Peru SA, 4.7500%, 6/19/32 2,500,000 2,143,713
Petroleos del Peru SA, 5.6250%, 6/19/47 2,100,000 1,512,000
Republic of Peru, 5.3750%, 2/8/35 300,000 307,953
Republic of Peru, 5.8750%, 8/8/54 400,000 404,800
5,570,220

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Philippines - 0.7%
Republic of Philippines, 1.9500%, 1/6/32 $ 1,000,000 $ 870,549
Republic of Philippines, 3.5560%, 9/29/32 1,000,000 950,194
Republic of Philippines, 5.2500%, 5/14/34 1,075,000 1,125,028
2,945,771
Poland - 1.2%
Bank Gospodarstwa Krajowego , 5.7500%, 7/9/34 1,750,000 1,865,701
Republic of Poland, 5.5000%, 4/4/53 650,000 640,745
Republic of Poland, 5.5000%, 3/18/54 2,500,000 2,464,330
4,970,776
Qatar - 1.6%
QatarEnergy , 2.2500%, 7/12/31 750,000 676,331
QatarEnergy , 3.1250%, 7/12/41 1,000,000 780,350
State of Qatar, 4.7500%, 5/29/34 2,900,000 3,020,995
State of Qatar, 4.4000%, 4/16/50 2,100,000 1,910,171
6,387,847
Romania - 2.8%
Romania Government Bond, 5.7500%, 9/16/30 (144A) 1,350,000 1,380,760
Romania Government Bond, 3.0000%, 2/14/31 450,000 404,222
Romania Government Bond, 7.1250%, 1/17/33 1,000,000 1,078,635
Romania Government Bond, 5.3750%, 6/7/33 (144A) EUR 905,000 1,053,932
Romania Government Bond, 3.7500%, 2/7/34 EUR 1,500,000 1,538,541
Romania Government Bond, 6.6250%, 5/16/36 (144A) $ 1,350,000 1,388,189
Romania Government Bond, 6.1250%, 10/7/37 (144A) EUR 800,000 923,451
Romania Government Bond, 6.7500%, 7/11/39 EUR 1,550,000 1,861,096
Romania Government Bond, 6.5000%, 10/7/45 (144A) EUR 800,000 915,117
Romania Government Bond, 5.1250%, 6/15/48 $ 900,000 748,456
Romania Government Bond, 4.0000%, 2/14/51 1,300,000 896,622
12,189,021
Saudi Arabia - 4.5%
Kingdom of Saudi Arabia, 3.2500%, 10/26/26 1,300,000 1,289,148
Kingdom of Saudi Arabia, 5.1250%, 1/13/28 3,000,000 3,062,928
Kingdom of Saudi Arabia, 4.7500%, 1/18/28 500,000 506,804
Kingdom of Saudi Arabia, 3.3750%, 3/5/32 (144A) EUR 642,000 746,196
Kingdom of Saudi Arabia, 5.5000%, 10/25/32 $ 1,500,000 1,595,086
Kingdom of Saudi Arabia, 2.2500%, 2/2/33 1,500,000 1,293,909
Kingdom of Saudi Arabia, 5.0000%, 1/16/34 2,300,000 2,363,600
Kingdom of Saudi Arabia, 5.0000%, 4/17/49 1,500,000 1,395,585
Kingdom of Saudi Arabia, 5.2500%, 1/16/50 1,000,000 973,386
Kingdom of Saudi Arabia, 3.2500%, 11/17/51 1,000,000 687,310
Kingdom of Saudi Arabia, 5.0000%, 1/18/53 600,000 551,528
Kingdom of Saudi Arabia, 5.7500%, 1/16/54 1,500,000 1,534,448
Kingdom of Saudi Arabia, 3.7500%, 1/21/55 1,500,000 1,106,863
KSA Sukuk Ltd., 2.2500%, 5/17/31 600,000 539,826
KSA Sukuk Ltd., 5.2500%, 6/4/34 1,100,000 1,145,133
18,791,750
Senegal - 0.9%
Republic of Senegal, 4.7500%, 3/13/28 EUR 500,000 488,200
Republic of Senegal, 6.2500%, 5/23/33 $ 600,000 428,947
Republic of Senegal, 5.3750%, 6/8/37 EUR 2,050,000 1,543,314
Republic of Senegal, 6.7500%, 3/13/48 $ 1,700,000 1,086,434
3,546,895
South Africa - 1.9%
Republic of South Africa, 4.8750%, 4/14/26 1,750,000 1,752,022

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
October 31, 2025
10 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
South Africa - (continued)
Republic of South Africa, 5.6500%, 9/27/47 $ 450,000 $ 380,211
Republic of South Africa, 5.7500%, 9/30/49 800,000 675,925
Republic of South Africa, 7.3000%, 4/20/52 2,700,000 2,720,544
Republic of South Africa, 7.9500%, 11/19/54 (144A) 758,000 810,549
South Africa Government Bond, 7.9500%, 11/19/54 1,500,000 1,603,989
7,943,240
Sri Lanka - 0.9%
Democratic Socialist Republic of Sri Lanka, 4.0000%, 4/15/28 743,080 712,428
Democratic Socialist Republic of Sri Lanka, 3.1000%, 1/15/30
Ç
1,110,770 1,045,512
Democratic Socialist Republic of Sri Lanka, 3.3500%, 3/15/33
Ç
609,570 532,149
Democratic Socialist Republic of Sri Lanka, 3.6000%, 6/15/35
Ç
411,600 318,570
Democratic Socialist Republic of Sri Lanka, 3.6000%, 5/15/36
Ç
285,660 260,618
Democratic Socialist Republic of Sri Lanka, 3.6000%, 2/15/38
Ç
871,560 804,010
3,673,287
Suriname - 0.1%
Suriname Government International Bond, 8.5000%, 11/6/35 (144A) 200,000 206,000
Tajikistan - 0.4%
Republic of Tajikistan, 7.1250%, 9/14/27 1,533,333 1,537,772
Trinidad and Tobago - 0.2%
Republic of Trinidad and Tobago, 4.5000%, 6/26/30 950,000 902,975
Tunisia - 0.7%
Tunisian Republic, 6.3750%, 7/15/26 EUR 2,600,000 2,984,220
Turkey - 3.3%
Hazine Mustesarligi Varlik Kiralama A/S, 5.1250%, 6/22/26 $ 1,350,000 1,356,080
Istanbul Metropolitan Municipality, 10.7500%, 4/12/27 1,000,000 1,063,092
Istanbul Metropolitan Municipality, 10.5000%, 12/6/28 1,900,000 2,081,910
Republic of Turkiye (The), 6.5000%, 9/20/33 2,000,000 2,007,081
Republic of Turkiye (The), 4.8750%, 4/16/43 1,200,000 913,741
Republic of Turkiye (The), 6.6250%, 2/17/45 2,200,000 2,015,132
Republic of Turkiye (The), 5.7500%, 5/11/47 2,100,000 1,706,833
Turkiye Ihracat Kredi Bankasi A/S, 7.5000%, 2/6/28 2,000,000 2,071,480
Turkiye Ihracat Kredi Bankasi A/S, 6.8750%, 7/3/28 (144A) 827,000 848,768
14,064,117
Ukraine - 1.3%
NPC Ukrenergo , 6.8750%, 11/9/28
€
700,000 560,597
Ukraine Government Bond, 4.5000%, 2/1/29
Ç
228,844 157,352
Ukraine Government Bond, 4.5000%, 2/1/29 (144A)
Ç
200,000 137,519
Ukraine Government Bond, 0.0000%, 2/1/30
Ç
10,667 5,605
Ukraine Government Bond, 0.0000%, 2/1/34 (144A)
Ç
400,000 165,688
Ukraine Government Bond, 0.0000%, 2/1/34
Ç
39,862 16,512
Ukraine Government Bond, 4.5000%, 2/1/34 (144A)
Ç
600,000 336,150
Ukraine Government Bond, 4.5000%, 2/1/34
Ç
678,412 380,080
Ukraine Government Bond, 0.0000%, 2/1/35
Ç
986,686 502,098
Ukraine Government Bond, 0.0000%, 2/1/35 (144A)
Ç
200,000 101,775
Ukraine Government Bond, 4.5000%, 2/1/35 (144A)
Ç
700,000 388,290
Ukraine Government Bond, 4.5000%, 2/1/35
Ç
258,435 143,354
Ukraine Government Bond, 0.0000%, 2/1/36 (144A)
Ç
200,000 101,733
Ukraine Government Bond, 4.5000%, 2/1/36
Ç
1,229,591 675,171
Ukraine Government Bond, 4.5000%, 2/1/36 (144A)
Ç
200,000 109,820
Ukraine Government Bond, 0.0000%, 8/1/41
‡€
1,900,000 1,609,543
5,391,287
United Arab Emirates - 0.1%
Sharjah Sukuk Program Ltd., 3.6250%, 3/10/33 400,000 362,557

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Uruguay - 2.2%
Oriental Republic of Uruguay, 5.7500%, 10/28/34 $ 4,500,000 $ 4,830,750
Oriental Republic of Uruguay, 4.9750%, 4/20/55 2,400,000 2,232,000
Oriental Republic of Uruguay, 5.2500%, 9/10/60 2,550,000 2,444,175
9,506,925
Uzbekistan - 1.1%
Navoiyuran State Enterprise, 6.7000%, 7/2/30 (144A) 2,196,000 2,221,055
Republic of Uzbekistan, 5.3750%, 5/29/27 EUR 1,000,000 1,188,815
Republic of Uzbekistan, 3.9000%, 10/19/31 $ 250,000 232,115
Uzbekneftegaz JSC, 8.7500%, 5/7/30 (144A) 1,059,000 1,128,907
4,770,892
Zambia - 1.0%
Republic of Zambia, 5.7500%, 6/30/33
Ç
3,676,712 3,529,755
Republic of Zambia, 0.5000%, 12/31/53 1,310,000 914,495
4,444,250
Total Foreign Government Bonds (cost $321,297,630) 339,277,822
Investment Companies - 4.6%
Money Market Funds - 4.6%
Janus Henderson Cash Liquidity Fund LLC, 4.1200%
£,∞
(cost $19,482,945) 19,482,562 19,486,458
Total Investments (total cost $ 395,908,690 ) - 97.8% 415,242,712
Cash, Receivables and Other Assets, net of Liabilities - 2.2% 9,530,314
Net Assets - 100.0% $424,773,026
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Mexico $ 25,294,961 6.1%
Turkey 22,969,218 5.5
United States 19,486,458 4.7
Dominican Republic 19,126,017 4.6
Saudi Arabia 18,791,750 4.5
Argentina 16,298,431 3.9
South Africa 13,186,546 3.2
Romania 12,189,021 2.9
United Arab Emirates 11,583,702 2.8
Colombia 11,234,710 2.7
Ghana 10,991,611 2.7
Uzbekistan 10,891,349 2.6
Chile 10,651,517 2.6
Mongolia 10,320,084 2.5
Uruguay 9,506,925 2.3
Egypt 8,439,844 2.0
Nigeria 8,377,005 2.0
Costa Rica 8,316,030 2.0
Indonesia 8,221,244 2.0
Hungary 8,118,683 2.0
Panama 8,020,030 1.9

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
October 31, 2025
12 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
Cayman Islands $ 7,900,002 1.9%
Brazil 7,446,300 1.8
Bulgaria 6,623,608 1.6
Qatar 6,387,847 1.5
Macedonia, the Former Yugoslav Republic of 6,324,666 1.5
Ecuador 6,232,393 1.5
Paraguay 5,802,492 1.4
Oman 5,575,058 1.3
Peru 5,570,220 1.3
Ukraine 5,391,287 1.3
Poland 4,970,776 1.2
Bahamas 4,917,017 1.2
Netherlands 4,630,248 1.1
Montenegro 4,540,285 1.1
Zambia 4,444,250 1.1
Ivory Coast 4,345,041 1.1
Sri Lanka 3,673,287 0.9
Senegal 3,546,895 0.9
Guatemala 3,198,075 0.8
Tunisia 2,984,220 0.7
Philippines 2,945,771 0.7
Angola 2,911,455 0.7
Azerbaijan 2,757,009 0.7
Pakistan 2,455,215 0.6
Albania 2,260,187 0.6
Togo 2,242,805 0.5
Iraq 2,142,382 0.5
Cameroon 2,056,377 0.5
Luxembourg 1,812,366 0.4
Benin 1,803,318 0.4
United Kingdom 1,774,347 0.4
Kazakhstan 1,758,035 0.4
Georgia 1,646,439 0.4
Gabon 1,561,640 0.4
Tajikistan 1,537,772 0.4
Malaysia 1,464,126 0.4
El Salvador 1,391,956 0.3
Jamaica 1,327,150 0.3
Bahrain 1,223,404 0.3
Trinidad and Tobago 902,975 0.2
Barbados 542,880 0.1
Suriname 206,000 0.1
Total $415,242,712 100.0%

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/25
............. Shares
Held at
10/31/25
Dividend
Income
Investment Company - 4.6%
Money Market Funds - 4.6%
Janus Henderson
Cash Liquidity Fund
LLC, 4.1200%
∞
$ 8,380,259 $ 399,073,521 $ (387,966,912) $ (3,923) $ 3,513 $ 19,486,458 19,482,562 $ 539,313
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson
Cash Collateral Fund
LLC, 4.0500%
∞
– 1,060,444 (1,060,444) – – – – 301
Δ
Total Affiliated
Investments - 4.6% $8,380,259 $400,133,965 $(389,027,356) $(3,923) $3,513 $19,486,458 $539,614
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 12/11/25 26,873,263 $ (31,707,927) $ 624,999
Euro 12/11/25 2,483,143 (2,926,165) 54,041
Euro 12/11/25 1,372,170 (1,634,206) 47,086
Euro 12/11/25 1,026,252 (1,221,990) 34,977
Euro 12/11/25 1,193,248 (1,406,308) 26,140
Euro 12/11/25 1,534,425 (1,789,384) 14,593
Euro 12/11/25 1,366,310 (1,593,601) 13,260
Euro 12/11/25 1,261,683 (1,462,098) 2,773
Euro 12/11/25 (61,840) 71,962 (435)
817,434
Total $817,434

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
October 31, 2025
14 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2025.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 29 12/31/25 $ 6,039,023 $ (7,274)
U.S. Treasury 5 Year Notes 124 12/31/25 13,542,156 17,283
U.S. Treasury Long Bonds 467 12/19/25 54,784,938 489,165
U.S. Treasury Ultra Bonds 104 12/19/25 12,613,250 432,248
Total - Futures Long 931,422
Futures Short:
Euro- Bobl 40 12/8/25 (5,459,828) (23,178)
Euro-Bund 127 12/8/25 (18,966,426) (143,258)
Euro- Buxl 13 12/8/25 (1,742,334) (34,031)
Euro-Schatz 69 12/8/25 (8,527,830) (2,962)
U.S. Treasury 10 Year Notes 53 12/19/25 (5,971,609) 2,910
U.S. Treasury 10 Year Ultra Bonds 76 12/19/25 (8,776,813) 12,775
Total - Futures Short (187,744)
Total $743,678
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2025
Interest Rate
Contracts
Currency
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ — $ 817,869 $ 817,869
*
Futures contracts 954,381 — 954,381
Total Asset Derivatives $ 954,381 $ 817,869 $ 1,772,250
Liability Derivatives:
Forward foreign currency exchange contracts — 435 435
*
Futures contracts 210,703 — 210,703
Total Liability Derivatives $ 210,703 $ 435 $ 211,138
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

Janus Henderson Emerging Markets Debt Hard Currency ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the year ended October 31, 2025.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended October 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ (1,306,974) $ (1,306,974)
Futures contracts (1,578,096) — (1,578,096)
Total $ (1,578,096) $ (1,306,974) $ (2,885,070)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ 917,837 $ 917,837
Futures contracts 1,803,033 — 1,803,033
Total $ 1,803,033 $ 917,837 $ 2,720,870
Average Ending Monthly Value of Derivative Instruments During the Year Ended October 31, 2025
Futures contracts:
Average notional amount of contracts - long $57,259,096
Average notional amount of contracts - short 30,043,674
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 3,523,162
Average amounts sold - in USD 26,497,692
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 817,869 $ (435) $ — $ 817,434
Total $ 817,869 $ (435) $ — $ 817,434
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 435 $ (435) $ — $ —
Total $ 435 $ (435) $ — $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
16 October 31, 2025
CJSC Closed Joint Stock Company
EUR Euro
JSC Joint Stock Company
LLC Limited Liability Company
PIK Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in case of additional securities.
PJSC Public Joint Stock Company
SAOC Societe Anonyme Omanaise Close
SPC Special Purpose Company
∞ Rate shown is the 7-day yield as of October 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
€ Security is in default, thus not accruing interest income. The rate and maturity date shown is as of the contractual maturity date.
‡ Variable or floating rate security. Rate shown is the current rate as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¤ Zero coupon bond.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the year ended October 31, 2025 is $55,155,404 which represents 13.0% of net assets.

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
Janus Detroit Street Trust 17
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Corporate Bonds $ — $ 56,478,432 $ — $ 56,478,432
Foreign Government Bonds — 339,277,822 — 339,277,822
Investment Companies — 19,486,458 — 19,486,458
Total Investments in Securities $ — $ 415,242,712 $ — $ 415,242,712
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 817,869 $ — $ 817,869
Futures Contracts 954,381 — — 954,381
Total Other Financial Instruments $ 954,381 $ 817,869 $ — $ 1,772,250
Total Assets $ 954,381 $ 416,060,581 $ — $ 417,014,962
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 435 $ — $ 435
Futures Contracts 210,703 — — 210,703
Total Liabilities $ 210,703 $ 435 $ — $ 211,138
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Emerging Markets Debt Hard Currency ETF
Statement of Assets and Liabilities
October 31, 2025
18 October 31, 2025
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $376,425,745) $ 395,756,254
Affiliated investments, at value (cost $19,482,945) 19,486,458
Forward foreign currency exchange contracts 817,869
Due from broker for futures 3,150,000
Receivables:
Interest 6,107,776
Total Assets 425,318,357
Liabilities:
Foreign cash due to custodian (cost $1) 1
Payable for variation margin on futures contracts 159,315
Forward foreign currency exchange contracts 435
Due to custodian 3
Payables:
Investments purchased 200,000
Management fees 185,577
Total Liabilities 545,331
Commitments and contingent liabilities
Net Assets $ 424,773,026
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 404,392,891
Total distributable earnings (loss) 20,380,135
Total Net Assets $ 424,773,026
Net Assets $ 424,773,026
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 7,900,000
Net Asset Value Per Share $ 53 .77

Janus Henderson Emerging Markets Debt Hard Currency ETF
Statement of Operations
For the year ended October 31, 2025
Janus Detroit Street Trust 19
See Notes to Financial Statements.
Investment Income:
Interest $ 19,261,641
Dividends from affiliates 539,313
Affiliated securities lending income, net     301
Total Investment Income 19,801,255
Expenses:
Management Fees 1,495,214
Total Expenses 1,495,214
Net Investment Income/(Loss) 18,306,041
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 423,641
Investments in affiliates (3,923)
Forward foreign currency exchange contracts (1,306,974)
Futures contracts (1,578,096)
Total Net Realized Gain/(Loss) on Investments $ (2,465,352)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 21,332,429
Investments in affiliates 3,513
Forward foreign currency exchange contracts 917,837
Futures contracts 1,803,033
Total Change in Unrealized Net Appreciation/Depreciation $ 24,056,812
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 39,897,501

Janus Henderson Emerging Markets Debt Hard Currency ETF
Statement of Changes in Net Assets
20 October 31, 2025
See Notes to Financial Statements.
Year Ended
October 31, 2025
Period Ended
October 31, 2024
(1)
Operations:
Net investment income/(loss) $ 18,306,041 $ 2,702,916
Net realized gain/(loss) on investments (2,465,352) 388,830
Change in unrealized net appreciation/depreciation 24,056,812 (3,165,715)
Net Increase/(Decrease) in Net Assets Resulting from Operations 39,897,501 (73,969)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (18,011,112) (1,336,315)
Net Decrease from Dividends and Distributions to Shareholders (18,011,112) (1,336,315)
Capital Share Transactions 178,994,700 225,302,221
Net Increase/(Decrease) in Net Assets 200,881,089 223,891,937
Net Assets: — —
Beginning of Year   223,891,937 —
End of Year $ 424,773,026 $ 223,891,937
(1) Period from August 13, 2024 (commencement of operations) through October 31, 2024.

Janus Henderson Emerging Markets Debt Hard Currency ETF
Financial Highlights
Janus Detroit Street Trust 21
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2025 2024
(1)
Net Asset Value, Beginning of Period $50.88 $50.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
3.26 0.73
Net realized and unrealized gain/(loss) 3.00 0.45
(3)
Total from Investment Operations 6.26 1.18
(3)
Less Dividends and Distributions: — —
Dividends (from net investment income) (3.37) (0.30)
Total Dividends and Distributions (3.37) (0.30)
Net Asset Value, End of Period $53.77 $50.88
Total Return
*
12.90% 2.36%
Net assets, End of Period (in thousands) $424,773 $223,892
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.52% 0.52%
Ratio of Net Investment Income/(Loss) 6.35% 6.59%
Portfolio Turnover Rate
(4)
53% 11%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from August 13, 2024 (commencement of operations) through October 31, 2024.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
22 October 31, 2025
1. Organization and Significant Accounting Policies
Janus Henderson Emerging Markets Debt Hard Currency ETF (the “Fund”) is a series fund. The Fund is part of Janus
Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fifteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide a return, from a combination of income and capital growth over the long term.
The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the year ended October 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
Janus Detroit Street Trust 23
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
24 October 31, 2025
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the year ended October 31,

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
Janus Detroit Street Trust 25
2025  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return or to manage duration. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. When used to enhance return the Fund may be fully exposed to the risk of loss of that derivative, which may sometimes be greater than the derivative’s cost. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
26 October 31, 2025
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts for the purchase or sale for future delivery of (i) fixed-income securities, and U.S. government securities and Treasuries, or (ii) contracts based on interest rates. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Markets Risk
Emerging market securities involve a number of risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies. Information about emerging market companies, including financial information, may be less available or reliable and the Adviser’s ability to conduct due diligence with respect to such companies may be limited. Accordingly, these investments may be potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the taxation systems at the federal, regional, and local levels in developing or emerging market countries may be less transparent, inconsistently enforced, and subject to change. Emerging markets may be subject to a higher degree of corruption and fraud than developed markets, and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness, and/or resources than participants in developed markets. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a foreign currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
28 October 31, 2025
Foreign Exposure Risk
The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions.
It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to  extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair
Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2025" table located in the
Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
30 October 31, 2025
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of October 31, 2025.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was
0.52% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an
Daily Net Assets Fee Rate
$0-$500 million 0.52%
Over $500 million 0.48%

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
Janus Detroit Street Trust 31
ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2025, the Adviser owned 6,039,667 shares or 76.45% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended October 31, 2025 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of derivatives and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
During the year ended October 31, 2025, capital loss carryovers of $1,184,090 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, amortization on bonds, and investments in partnerships.
Information on the tax components of derivatives as of October 31, 2025 is as follows:
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$2,995,020 $— $— $— $(4,037) $17,389,152
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$397,853,560 $18,139,578 $(750,426) $17,389,152
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$1,561,112 $— $— $—

Janus Henderson Emerging Markets Debt Hard Currency ETF
Notes to Financial Statements
32 October 31, 2025
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the year ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income
Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after
December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
For the year ended October 31, 2025
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$18,011,112 $— $— $—
For the year ended October 31, 2024
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$1,336,315 $— $— $—
Year Ended October 31, 2025 Period Ended October 31, 2024
(1)
Shares Amount Shares Amount
Shares sold 4,600,000 $ 233,596,099 4,400,000 $ 225,302,221
Shares repurchased (1,100,000) (54,601,399) — —
Net Increase/(Decrease) 3,500,000 $ 178,994,700 4,400,000 $ 225,302,221
(1) Period from August 13, 2024 (commencement of operations) through October 31, 2024.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$300,544,796 $143,304,216 $— $—

Janus Henderson Emerging Markets Debt Hard Currency ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 33
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Emerging Markets Debt
Hard Currency ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Emerging Markets Debt Hard Currency ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October
31, 2025 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2025 and the period August 13, 2024 (commencement of operations) through October 31, 2024, including the related notes
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year ended
October 31, 2025, and the changes in its net assets and the financial highlights for the year ended October 31, 2025 and for the period August 13, 2024 (commencement of operations) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2025 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 19, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Emerging Markets Debt Hard Currency ETF
Designation Requirements
(unaudited)
34 October 31, 2025
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2025:
Qualified Interest Income Percentage 5.23%

Janus Henderson Emerging Markets Debt Hard Currency ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 35
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93099 12-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2025
Janus Henderson Mid Cap Growth Alpha ETF
Janus Detroit Street Trust

Janus Henderson Mid Cap Growth Alpha ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 100 .0%
Aerospace & Defense - 4 .4%
HEICO Corp. 31 $ 9,851
HEICO Corp. - Class A 1,602 396,863
Howmet Aerospace, Inc. 3,209 660,894
1,067,608
Banks - 1 .1%
Popular, Inc. 2,384 265,745
Beverages - 0 .5%
Celsius Holdings, Inc.* 2,028 122,147
Biotechnology - 2 .3%
Exelixis, Inc.* 5,466 211,370
Halozyme Therapeutics, Inc.* 2,530 164,931
Neurocrine Biosciences, Inc.* 1,280 183,309
559,610
Capital Markets - 9 .1%
Ameriprise Financial, Inc. 1,581 715,829
Ares Management Corp. - Class A 4,191 623,244
Coinbase Global, Inc. - Class A* 325 111,728
Houlihan Lokey, Inc. - Class A 2,678 479,576
Lazard, Inc. - Class A 4,466 217,941
XP, Inc. - Class A 4,204 76,597
2,224,915
Commercial Services & Supplies - 1 .6%
Rollins, Inc. 3,647 210,104
Veralto Corp. 1,952 192,623
402,727
Communications Equipment - 0 .8%
Ubiquiti, Inc. 253 199,157
Construction & Engineering - 5 .0%
Comfort Systems USA, Inc. 533 514,654
EMCOR Group, Inc. 747 504,808
MasTec, Inc.* 970 198,035
1,217,497
Consumer Finance - 1 .3%
Credit Acceptance Corp.* 316 141,359
SoFi Technologies, Inc.* 6,376 189,240
330,599
Consumer Staples Distribution & Retail - 0 .4%
Sprouts Farmers Market, Inc.* 1,123 88,672
Diversified Consumer Services - 1 .4%
Grand Canyon Education, Inc.* 855 160,997
H&R Block, Inc. 3,880 192,991
353,988
Electric Utilities - 2 .0%
NRG Energy, Inc. 2,857 491,004
Electrical Equipment - 4 .5%
Rockwell Automation, Inc. 725 267,061
Vertiv Holdings Co. - Class A 4,386 845,884
1,112,945
Electronic Equipment, Instruments & Components - 2 .2%
CDW Corp. 1,262 201,125
Jabil, Inc. 1,565 345,693
546,818
Entertainment - 3 .9%
Live Nation Entertainment, Inc.* 2,745 410,460

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2025
4 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Entertainment - (continued)
ROBLOX Corp. - Class A* 4,744 $ 539,488
949,948
Financial Services - 2 .3%
Equitable Holdings, Inc. 11,471 566,667
Ground Transportation - 0 .5%
Lyft, Inc. - Class A* 6,522 133,440
Health Care Equipment & Supplies - 3 .6%
IDEXX Laboratories, Inc.* 992 624,474
ResMed, Inc. 1,005 248,114
872,588
Health Care Providers & Services - 5 .8%
Cardinal Health, Inc. 1,988 379,251
Cencora, Inc. 3,077 1,039,441
1,418,692
Health Care Technology - 1 .8%
Veeva Systems, Inc. - Class A* 1,482 431,558
Hotels, Restaurants & Leisure - 8 .7%
Carnival Corp.* 8,139 234,647
Darden Restaurants, Inc. 1,588 286,078
Expedia Group, Inc. 1,714 377,080
Hilton Worldwide Holdings, Inc. 270 69,379
Light & Wonder, Inc.* 1,184 86,077
Royal Caribbean Cruises Ltd. 2,653 760,960
Texas Roadhouse, Inc. - Class A 1,030 168,488
Vail Resorts, Inc. 939 139,282
2,121,991
Household Durables - 1 .7%
Somnigroup International, Inc. 3,022 239,765
TopBuild Corp.* 433 182,934
422,699
Independent Power and Renewable Electricity Producers - 2 .3%
Vistra Corp. 2,961 557,556
Insurance - 1 .8%
Kinsale Capital Group, Inc. 332 132,624
Markel Group, Inc.* 155 306,052
438,676
Interactive Media & Services - 0 .9%
Pinterest, Inc. - Class A* 6,477 214,389
IT Services - 2 .3%
Gartner, Inc.* 1,163 288,819
GoDaddy, Inc. - Class A* 1,802 239,900
Kyndryl Holdings, Inc.* 1,541 44,566
573,285
Life Sciences Tools & Services - 1 .9%
Medpace Holdings, Inc.* 777 454,475
Machinery - 0 .7%
Allison Transmission Holdings, Inc. 2,215 182,848
Media - 0 .7%
Nexstar Media Group, Inc. - Class A 931 182,225
Oil, Gas & Consumable Fuels - 1 .8%
Cheniere Energy, Inc. 1,224 259,488
Texas Pacific Land Corp. 182 171,695
431,183

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Professional Services - 2 .4%
Booz Allen Hamilton Holding Corp. - Class A 1,789 $ 155,929
Verisk Analytics, Inc. - Class A 1,921 420,238
576,167
Retail REITs - 1 .5%
Simon Property Group, Inc. 2,050 360,308
Semiconductors & Semiconductor Equipment - 2 .2%
Monolithic Power Systems, Inc. 527 529,635
Software - 6 .3%
Bentley Systems, Inc. - Class B 4,924 250,287
Docusign, Inc. - Class A* 2,258 165,150
Gen Digital, Inc. 11,311 298,158
Manhattan Associates, Inc.* 1,456 265,094
Pegasystems, Inc. 4,868 309,848
Rubrik, Inc. - Class A* 1,146 86,260
Teradata Corp.* 8,524 177,725
1,552,522
Specialty Retail - 3 .1%
Carvana Co. - Class A* 1,126 345,164
Chewy, Inc. - Class A* 2,520 84,975
Ulta Beauty, Inc.* 648 336,882
767,021
Technology Hardware, Storage & Peripherals - 2 .2%
NetApp, Inc. 4,502 530,245
Super Micro Computer, Inc.* 108 5,612
535,857
Textiles, Apparel & Luxury Goods - 2 .5%
Ralph Lauren Corp. - Class A 620 198,189
Tapestry, Inc. 3,817 419,183
617,372
Trading Companies & Distributors - 2 .5%
Core & Main, Inc. - Class A* 3,912 204,128
Ferguson Enterprises, Inc. 1,683 418,226
622,354
Total Common Stocks (cost $23,248,942) 24,496,888
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 4.1200%
£,∞
(cost $7,836) 7,836 7,836
Total Investments (total cost $ 23,256,778 ) - 100 .0% 24,504,724
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (2,408)
Net Assets - 100.0% $24,502,316
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 24,162,382 98 .6%
Puerto Rico 265,745 1 .1
Brazil 76,597 0 .3
Total $24,504,724 100 .0%

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
October 31, 2025
6 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/25
............. Shares
Held at
10/31/25
Dividend
Income
Investment Company - 0.0%
Money Market Funds - 0.0%
Janus Henderson
Cash Liquidity Fund
LLC, 4.1200%
∞
$ 1,360 $ 353,549 $ (347,073) $ – $ – $ 7,836 7,836 $ 394
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson
Cash Collateral Fund
LLC, 4.0500%
∞
– 2,823,809 (2,823,809) – – – – 2,180
Δ
Total Affiliated
Investments - 0.0% $1,360 $3,177,358 $(3,170,882) $– $– $7,836 $2,574

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
Janus Detroit Street Trust 7
LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of October 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 24,496,888 $ — $ — $ 24,496,888
Investment Companies — 7,836 — 7,836
Total Assets $ 24,496,888 $ 7,836 $ — $ 24,504,724

Janus Henderson Mid Cap Growth Alpha ETF
Statement of Assets and Liabilities
October 31, 2025
8 October 31, 2025
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $23,248,942) $ 24,496,888
Affiliated investments, at value (cost $7,836) 7,836
Cash 1
Receivables:
Dividends 4,145
Total Assets 24,508,870
Liabilities:
Payables:
Management fees 6,554
Total Liabilities 6,554
Commitments and contingent liabilities
Net Assets $ 24,502,316
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 23,649,490
Total distributable earnings (loss) 852,826
Total Net Assets $ 24,502,316
Net Assets $ 24,502,316
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 825,000
Net Asset Value Per Share $ 29 .70

Janus Henderson Mid Cap Growth Alpha ETF
Statement of Operations
For the period ended October 31, 2025
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Investment Income:
Dividends $ 195,078
Affiliated securities lending income, net     2,180
Unaffiliated securities lending income, net 579
Dividends from affiliates 394
Foreign tax withheld (332)
Total Investment Income 197,899
Expenses:
Management Fees 59,748
Total Expenses 59,748
Net Investment Income/(Loss) 138,151
Net Realized Gain/(Loss) on Investments:
Investments $ 31,967
Total Net Realized Gain/(Loss) on Investments $ 31,967
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 1,027,313
Total Change in Unrealized Net Appreciation/Depreciation $ 1,027,313
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 1,197,431

Janus Henderson Mid Cap Growth Alpha ETF
Statement of Changes in Net Assets
10 October 31, 2025
See Notes to Financial Statements.
Year Ended
October 31, 2025
Period Ended
October 31, 2024
(1)
Operations:
Net investment income/(loss) $ 138,151 $ 1,197
Net realized gain/(loss) on investments 31,967 (70)
Change in unrealized net appreciation/depreciation 1,027,313 220,633
Net Increase/(Decrease) in Net Assets Resulting from Operations 1,197,431 221,760
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (120,766) —
Net Decrease from Dividends and Distributions to Shareholders (120,766) —
Capital Share Transactions 17,580,084 5,623,807
Net Increase/(Decrease) in Net Assets 18,656,749 5,845,567
Net Assets: — —
Beginning of Year   5,845,567 —
End of Year $ 24,502,316 $ 5,845,567
(1) Period from September 17, 2024 (commencement of operations) through October 31, 2024.

Janus Henderson Mid Cap Growth Alpha ETF
Financial Highlights
Janus Detroit Street Trust 11
See Notes to Financial Statements.
For a share outstanding during each year or period ended October 31 2025 2024
(1)
Net Asset Value, Beginning of Period $25.98 $25.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
0.20 0.01
Net realized and unrealized gain/(loss) 3.69 0.97
Total from Investment Operations 3.89 0.98
Less Dividends and Distributions: — —
Dividends (from net investment income) (0.17) —
Total Dividends and Distributions (0.17) —
Net Asset Value, End of Period $29.70 $25.98
Total Return
*
15.01% 3.92%
Net assets, End of Period (in thousands) $24,502 $5,846
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.30% 0.30%
Ratio of Net Investment Income/(Loss) 0.69% 0.17%
Portfolio Turnover Rate
(3)
213% 0%
(4)
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 17, 2024 (commencement of operations) through October 31, 2024.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Amount is less than 0.5%

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
12 October 31, 2025
1. Organization and Significant Accounting Policies
Janus Henderson Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fifteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The Nasdaq
Stock Market LLC (“Nasdaq”) and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the year ended October 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
14 October 31, 2025
at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Mid-Sized Companies Risk
Investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies.  Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.  These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have significant adverse effect on the Fund's returns, especially as market conditions change.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
16 October 31, 2025
based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of October 31, 2025.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the year ended October 31, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was
0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
As of October 31, 2025, the Adviser owned 100,000 shares or 12.12% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended
October 31, 2025 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2025 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$17,192 $— $(409,180) $— $— $1,244,814
Capital Loss Carryover Schedule
For the year ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(409,180) $— $(409,180)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$23,259,910 $2,695,823 $(1,451,009) $1,244,814

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
18 October 31, 2025
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the year ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the year ended October 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the year ended October 31, 2025, the Fund had net realized gain of $446,041 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income
Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after
December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
For the year ended October 31, 2025
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$120,766 $— $— $—
Year Ended October 31, 2025 Period Ended October 31, 2024
(1)
Shares Amount Shares Amount
Shares sold 775,000 $ 22,465,016 225,000 $ 5,623,807
Shares repurchased (175,000) (4,884,932) — —
Net Increase/(Decrease) 600,000 $ 17,580,084 225,000 $ 5,623,807
(1) Period from September 17, 2024 (commencement of operations) through October 31, 2024.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$41,969,021 $41,949,879 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$22,460,829 $4,887,257 $— $—

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson Mid Cap Growth Alpha ETF
Report of Independent Registered Public Accounting Firm
20 October 31, 2025
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Mid Cap Growth Alpha ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Mid Cap Growth Alpha ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2025 and the period
September 17, 2024 (commencement of operations) through October 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year ended October 31, 2025, and the changes in its net assets and the financial highlights for the year ended October 31, 2025 and for the period
September 17, 2024 (commencement of operations) through October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 19, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Mid Cap Growth Alpha ETF
Designation Requirements
(unaudited)
Janus Detroit Street Trust 21
For federal income tax purposes, the Fund designated the following for the year ended October 31, 2025:
Dividends Received Deduction Percentage 100.00%
Qualified Dividend Income Percentage 100.00%

Janus Henderson Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
22 October 31, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93100 12-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2025
Janus Henderson Income ETF
Janus Detroit Street Trust

Janus Henderson Income ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 13.5%
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) $ 573,140 $ 592,121
ACHV ABS TRUST, 8.4700%, 3/18/30 (144A) 159,289 160,900
Ally Bank Auto Credit-Linked Notes, 8.0360%, 9/15/32 (144A) 315,584 319,483
Ally Bank Auto Credit-Linked Notes, 6.0660%, 6/15/33 (144A) 223,899 222,532
Ally Bank Auto Credit-Linked Notes, 6.1640%, 9/15/33 (144A) 720,000 720,029
Amur Equipment Finance Receivables XV LLC, 5.6800%, 8/20/32 (144A) 275,000 279,230
Bayview Opportunity Master Fund VII LLC, SOFR30A + 3.6000%, 7.7828%,
12/26/31 (144A)
‡
438,642 443,019
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.7500%, 6.9328%,
6/25/47 (144A)
‡
74,870 76,525
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.8000%, 5.9828%,
7/27/48 (144A)
‡
244,680 244,679
Business Jet Securities LLC, 9.1320%, 5/15/39 (144A) 211,478 217,191
Carvana Auto Receivables Trust, 3.1600%, 6/12/28 (144A) 344,829 336,297
Coinstar Funding LLC, 5.2160%, 4/25/47 (144A) 466,650 428,170
Compass Datacenters Issuer II LLC, 5.7560%, 5/25/50 (144A) 443,000 447,921
COOPR Residential Mortgage Trust, 5.6540%, 5/25/60 (144A)
Ç
769,209 775,469
Exeter Automobile Receivables Trust, 7.8400%, 10/15/31 (144A) 95,000 98,852
Exeter Select Automobile Receivables Trust, 5.3400%, 1/15/32 150,000 148,907
FHF Issuer Trust, 5.6900%, 8/15/31 (144A) 305,000 296,088
FHF Issuer Trust, 5.9500%, 6/15/32 (144A) 193,000 188,042
FIGRE Trust, 5.9740%, 12/25/54 (144A)
‡
414,555 418,671
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 330,000 332,216
Foundation Finance Trust, 9.1000%, 6/15/49 (144A) 212,906 226,409
Hilton Grand Vacations Trust, 5.5200%, 5/27/42 (144A) 281,620 285,333
Hilton Grand Vacations Trust, 5.1200%, 5/25/44 (144A) 375,404 376,309
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 346,385 351,179
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 5.2500%, 9.4338%,
5/20/32 (144A)
‡
169,559 173,260
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.2500%, 7.4338%,
9/20/33 (144A)
‡
469,823 470,235
Jersey Mike's Funding, 5.6100%, 8/16/55 (144A) 350,000 356,901
Libra Solutions LLC, 8.0550%, 8/15/39 (144A) 1,000,000 1,003,070
Marlette Funding Trust, 6.0200%, 7/16/35 (144A) 348,000 348,785
MVW LLC, 5.7500%, 9/22/42 (144A) 266,884 272,311
PRET LLC, 5.4871%, 10/25/51 (144A)
‡
240,625 240,870
QTS Issuer ABS I LLC, 5.9280%, 5/25/55 (144A) 248,000 250,465
RCKT Mortgage Trust, 5.6830%, 12/25/44 (144A)
Ç
302,519 304,267
RCKT Mortgage Trust, 5.6870%, 5/25/55 (144A)
Ç
242,071 243,910
Reach ABS Trust, 6.9000%, 2/18/31 (144A) 198,000 203,673
Reach ABS Trust, 5.6900%, 8/18/32 (144A) 150,000 151,608
Santander Bank Auto Credit-Linked Notes, 7.7620%, 6/15/32 (144A) 444,827 449,028
Santander Bank Auto Credit-Linked Notes, 8.8810%, 1/18/33 (144A) 865,838 873,492
Santander Bank Auto Credit-Linked Notes, 6.6630%, 12/15/33 (144A) 217,025 220,137
Sierra Timeshare Receivables Funding LLC, 6.8600%, 1/21/42 (144A) 333,181 333,548
Sierra Timeshare Receivables Funding LLC, 4.6400%, 8/22/44 (144A) 1,626,000 1,626,709
SoFi Consumer Loan Program Trust, 5.3500%, 8/15/34 (144A) 713,000 713,724
Sotheby's Artfi Master Trust, 7.9100%, 12/22/31 (144A) 668,000 670,104
Taco Bell Funding LLC, 4.8210%, 8/25/55 (144A) 405,000 402,491
Tricolor Auto Securitization Trust, 5.7200%, 10/15/29 (144A) 802,000 182,484
Truist Bank Auto Credit-Linked Notes, 6.8070%, 9/26/33 (144A) 552,327 552,435
Upstart Securitization Trust, 5.4300%, 9/20/35 (144A) 160,000 158,461
US Bank NA, 6.7890%, 8/25/32 (144A) 64,160 64,860
VERTICAL BRIDGE CC LLC, 7.4460%, 8/16/55 (144A) 426,000 425,076

Janus Henderson Income ETF
Schedule of Investments
October 31, 2025
4 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Western Funding Auto Loan Trust, 5.3400%, 11/15/35 (144A) $ 208,000 $ 200,552
Westlake Automobile Receivables Trust, 5.0800%, 5/15/31 (144A) 118,000 118,188
Westlake Automobile Receivables Trust, 5.5900%, 7/15/32 (144A) 275,000 279,044
Wingspire Equipment Finance LLC, 5.4500%, 9/20/33 (144A) 374,000 373,864
Total Asset-Backed Securities (cost $20,210,258) 19,649,124
Bank Loans - 15.1%
Communication Services - 1.4%
CE Intermediate I LLC, First Lien Term Loan, CME Term SOFR 3 Month +
3.0000%, 7.3764%, 3/25/32
‡,ƒ
137,958 137,872
DIRECTV Financing LLC, First Lien Term Loan B, CME Term SOFR 3 Month +
5.2500%, 9.8195%, 8/2/29
‡,ƒ
250,265 250,501
Summer BC Holdco B SARL, First Lien Term Loan B, CME Term SOFR 3 Month +
5.0000%, 9.2615%, 2/15/29
‡,ƒ
418,879 395,493
Versant Media Group, Inc., First Lien Term Loan B, CME Term SOFR 12 Month +
3.5000%, 7.1825%, 10/23/30
‡,ƒ
234,000 232,928
Windstream Services LLC, First Lien Term Loan, CME Term SOFR 1 Month +
4.0000%, 7.9646%, 10/6/32
‡,ƒ
439,000 433,512
Ziggo BV, First Lien Term Loan H, EURIBOR 1 Month + 3.0000%,
4.8910%, 1/31/29
‡,ƒ
EUR 500,000 565,558
2,015,864
Consumer Discretionary - 2.7%
Atlas Luxco 4 SARL, First Lien Term Loan B, EURIBOR 1 Month + 3.7500%,
5.6430%, 8/20/32
‡,ƒ
EUR 500,000 578,133
Gloves Buyer, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 4.0000%,
7.9646%, 5/21/32
‡,ƒ
$ 576,000 566,819
Motel One GmbH, First Lien Term Loan B, EURIBOR 3 Month + 4.2500%,
6.2820%, 6/4/32
‡,ƒ
EUR 500,000 579,824
Park River Holdings, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
4.5000%, 8.4853%, 3/17/31
‡,ƒ
$ 110,000 110,290
PAX HoldCo Spain SL, First Lien Term Loan, EUR0012M + 4.0000%,
6.0730%, 12/31/29
‡,ƒ
EUR 500,000 579,986
Peer Holding III BV, First Lien Term Loan B9, EURIBOR 3 Month + 2.7500%,
4.7500%, 9/27/32
‡,ƒ
EUR 500,000 577,775
River Rock Entertainment, First Lien Term Loan, CME Term SOFR 3 Month +
9.0000%, 10.0000%, 6/25/31
‡,ƒ
$ 280,000 271,600
Victra Holdings LLC, First Lien Term Loan, CME Term SOFR 1 Month + 3.7500%,
7.9134%, 3/30/29
‡,ƒ
114,056 114,271
Winterfell Financing SARL, First Lien Term Loan B3, EURIBOR 3 Month +
5.0000%, 7.0290%, 5/4/28
‡,ƒ
EUR 500,000 522,754
3,901,452
Consumer Staples - 0.6%
Froneri International Ltd., First Lien Term Loan B5, EURIBOR 3 Month + 3.0000%,
5.0330%, 9/30/32
‡,ƒ
EUR 500,000 578,081
Lavender Dutch BorrowerCo BV, First Lien Term Loan B, CME Term SOFR 12
Month + 3.2500%, 7.0090%, 9/27/32
‡,ƒ
$ 249,219 249,219
827,300
Energy - 0.2%
Deep Blue Operating I LLC, First Lien Term Loan, CME Term SOFR 1 Month +
2.7500%, 6.8843%, 10/1/32
‡,ƒ
321,767 322,372
Financials - 2.0%
Acropole Holding SAS, First Lien Term Loan B, EURIBOR 3 Month + 3.5000%,
5.5000%, 7/23/32
‡,ƒ
EUR 403,846 466,371
Aretec Group, Inc., First Lien Term Loan B3, CME Term SOFR 1 Month +
3.5000%, 7.4646%, 8/9/30
‡,ƒ
$ 298,496 299,472

Janus Henderson Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - (continued)
Financials - (continued)
Asurion LLC, First Lien Term Loan B13, CME Term SOFR 1 Month + 4.2500%,
8.2146%, 9/19/30
‡,ƒ
$ 355,359 $ 353,732
Boots Group Bidco Ltd., First Lien Term Loan, CME Term SOFR 3 Month +
3.5000%, 7.7050%, 8/30/32
‡,ƒ
268,000 269,005
Chrysaor Bidco SARL, First Lien Term Loan B, EUR0012M + 3.5000%,
5.6190%, 10/30/31
‡,ƒ
EUR 500,000 579,743
Mermaid Bidco, Inc., First Lien Term Loan B, CME Term SOFR 3 Month +
3.2500%, 7.5712%, 7/3/31
‡,ƒ
$ 407,210 407,719
Osaic Holdings, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 3.0000%,
7.1634%, 8/2/32
‡,ƒ
123,000 123,154
OVG Business Services LLC, First Lien Term Loan, CME Term SOFR 1 Month +
3.0000%, 6.9646%, 6/25/31
‡,ƒ
447,020 446,184
2,945,380
Health Care - 2.2%
Althea Acquisition Bidco SARL, First Lien Term Loan B, EUR0012M + 3.2500%,
5.3650%, 10/7/32
‡,ƒ
EUR 500,000 575,657
Dermatology Intermediate Holdings III, Inc., First Lien Term Loan, CME Term SOFR
3 Month + 4.2500%, 8.0904%, 3/26/29
‡,ƒ
$ 277,136 261,084
Donte Group SL, First Lien Term Loan B, EUR0012M + 4.0000%,
6.1150%, 10/4/32
‡,ƒ
EUR 500,000 578,064
Heartland Dental LLC, First Lien Term Loan, CME Term SOFR 1 Month + 3.7500%,
7.7146%, 8/25/32
‡,ƒ
$ 569,130 569,899
LifePoint Health, Inc., First Lien Term Loan, CME Term SOFR 3 Month + 3.5000%,
7.6604%, 5/19/31
‡,ƒ
80,392 80,291
Loire Finco Luxembourg SARL, First Lien Term Loan B, EURIBOR 1 Month +
4.0000%, 5.8930%, 1/21/30
‡,ƒ
EUR 500,000 579,882
Star Parent, Inc., First Lien Term Loan, CME Term SOFR 3 Month + 4.0000%,
8.0015%, 9/27/30
‡,ƒ
$ 568,129 568,890
3,213,767
Industrials - 1.8%
Ammega Group BV, First Lien Term Loan, EURIBOR 3 Month + 5.0000%,
7.0000%, 12/30/28
‡,ƒ
EUR 500,000 519,967
Beacon Mobility Corp., Delayed Draw First Lien Term Loan, CME Term SOFR 3
Month + 3.2500%, 7.2515%, 8/6/30
‡,ƒ
$ 23,785 23,919
Beacon Mobility Corp., First Lien Term Loan, CME Term SOFR 3 Month +
3.2500%, 7.2515%, 8/6/30
‡,ƒ
284,644 286,247
CP Atlas Buyer, Inc., First Lien Term Loan B, CME Term SOFR 1 Month +
5.2500%, 9.2146%, 7/8/30
‡,ƒ
593,000 583,660
EMRLD Borrower LP, First Lien Term Loan, CME Term SOFR 6 Month + 2.2500%,
6.1219%, 8/4/31
‡,ƒ
327,402 326,017
EMRLD Borrower LP, First Lien Term Loan B, CME Term SOFR 3 Month +
2.2500%, 6.4489%, 5/31/30
‡,ƒ
238,306 237,583
gategroup Finance Luxembourg SA, First Lien Term Loan B, CME Term SOFR 1
Month + 4.2500%, 8.3843%, 5/28/32
‡,ƒ
110,445 111,377
Inizio Group Ltd., First Lien Term Loan, CME Term SOFR 3 Month + 4.2500%,
8.3515%, 8/21/28
‡,ƒ
583,000 580,085
2,668,855
Information Technology - 2.4%
Dawn Bidco LLC, First Lien Term Loan, CME Term SOFR 12 Month + 3.0000%,
6.7590%, 10/7/32
‡,ƒ
554,000 551,922
Leia Finco US LLC, First Lien Term Loan, CME Term SOFR 3 Month + 3.2500%,
7.1853%, 10/9/31
‡,ƒ
139,300 139,540
Modena Buyer LLC, First Lien Term Loan, CME Term SOFR 3 Month + 4.2500%,
8.0904%, 7/1/31
‡,ƒ
576,472 562,636

Janus Henderson Income ETF
Schedule of Investments
October 31, 2025
6 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - (continued)
Information Technology - (continued)
Ping Identity Holding Corp., First Lien Term Loan, CME Term SOFR 12 Month +
2.7500%, 6.4300%, 11/5/32
‡,ƒ
$ 234,000 $ 234,000
Project Alpha Intermediate Holding, Inc., First Lien Term Loan B, CME Term SOFR
3 Month + 5.0000%, 9.0015%, 5/9/33
‡,ƒ
32,000 31,120
Proofpoint, Inc., First Lien Term Loan, CME Term SOFR 12 Month + 3.0000%,
6.7848%, 8/31/28
‡,ƒ
200,000 200,722
Proofpoint, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 3.0000%,
6.9646%, 8/31/28
‡,ƒ
223,300 224,106
X Corp., First Lien Term Loan B1, CME Term SOFR 6 Month + 6.5000%,
10.4475%, 10/26/29
‡,ƒ
173,554 169,061
X Corp., First Lien Term Loan B3, 9.5000%, 10/26/29
ƒ
807,000 808,888
Zodiac Purchaser LLC, First Lien Term Loan, CME Term SOFR 1 Month +
3.5000%, 7.4646%, 2/16/32
‡,ƒ
568,575 558,153
3,480,148
Materials - 1.6%
Ahlstrom Holding 3 Oy, First Lien Term Loan B1, CME Term SOFR 3 Month +
4.2500%, 8.5131%, 5/23/30
‡,ƒ
290,392 291,571
INEOS US Petrochem LLC, First Lien Term Loan B, CME Term SOFR 1 Month +
4.2500%, 8.2146%, 10/7/31
‡,ƒ
130,345 104,243
INEOS US Petrochem LLC, First Lien Term Loan B1, CME Term SOFR 1 Month +
4.2500%, 8.3146%, 4/2/29
‡,ƒ
291,520 242,204
Lonza Group AG, First Lien Term Loan B, CME Term SOFR 3 Month + 3.9250%,
8.0265%, 7/3/28
‡,ƒ
334,311 296,410
Olympus Water US Holding Corp., First Lien Term Loan B, CME Term SOFR 12
Month + 3.2500%, 7.1348%, 7/23/32
‡,ƒ
172,000 171,140
ProAmpac PG Borrower LLC, First Lien Term Loan, CME Term SOFR 3 Month +
4.0000%, 8.1946%, 9/15/28
‡,ƒ
417,879 417,118
Spa Holdings 3 Oy, First Lien Term Loan B, CME Term SOFR 3 Month + 4.0000%,
8.2631%, 2/4/28
‡,ƒ
298,502 299,248
White Cap Supply Holdings LLC, First Lien Term Loan C, CME Term SOFR 1
Month + 3.2500%, 7.2146%, 10/19/29
‡,ƒ
423,102 423,898
2,245,832
Utilities - 0.2%
Long Ridge Energy LLC, First Lien Term Loan B, CME Term SOFR 3 Month +
4.5000%, 8.5015%, 2/19/32
‡,ƒ
283,927 276,948
Total Bank Loans (cost $21,978,945) 21,897,918
Collateralized Loan Obligations - 6.2%
Ares LIII CLO Ltd. 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.1454%,
10/24/36 (144A)
‡
1,072,000 1,072,800
Arini European CLO II DAC 2A DR, EURIBOR 3 Month + 3.1500%, 0.0000%,
10/15/38 (144A)
†,‡
EUR 400,000 461,680
Ballyrock CLO 22 Ltd. 2024-22A A1A, CME Term SOFR 3 Month + 1.5400%,
5.4445%, 4/15/37 (144A)
‡
$ 250,000 250,807
Capital Four CLO XI DAC 11A D, EURIBOR 3 Month + 3.1000%, 0.0000%,
1/25/39 (144A)
†,‡
EUR 400,000 461,680
Cedar Funding IX CLO Ltd. 2018-9A AR, CME Term SOFR 3 Month + 1.4200%,
5.3044%, 7/20/37 (144A)
‡
$ 500,000 501,218
CIFC Funding Ltd. 2023-3A D, CME Term SOFR 3 Month + 4.2500%, 8.1344%,
1/20/37 (144A)
‡
250,000 251,123
CIFC Funding Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.4200%, 5.2780%,
7/25/37 (144A)
‡
400,000 401,059
CIFC Funding Ltd. 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 5.3713%,
10/19/38 (144A)
‡
1,227,000 1,228,828

Janus Henderson Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding LXVI Ltd. 2024-66A A2, CME Term SOFR 3 Month +
1.5800%, 5.4500%, 10/21/37 (144A)
‡
$ 1,000,000 $ 1,002,276
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A AR, CME Term SOFR 3
Month + 0.9500%, 4.8436%, 7/16/36 (144A)
‡
1,000,000 999,108
Octagon 75 Ltd. 2025-1A D2, CME Term SOFR 3 Month + 3.6500%, 7.5074%,
1/22/38 (144A)
‡
700,000 696,489
Palmer Square European CLO DAC 2021-2A DR, EURIBOR 3 Month + 3.1500%,
0.0000%, 3/15/38 (144A)
†,‡
EUR 280,000 323,176
Penta CLO DAC 2023-15A DR, EURIBOR 3 Month + 3.0500%, 0.0000%,
10/15/38 (144A)
†,‡
EUR 250,000 288,550
Rad CLO 10 Ltd. 2021-10A A, CME Term SOFR 3 Month + 1.4316%, 5.2914%,
4/23/34 (144A)
‡
$ 1,050,000 1,050,036
Total Collateralized Loan Obligations (cost $8,968,291) 8,988,830
Convertible Bonds - 0.5%
Consumer, Cyclical - 0.2%
Live Nation Entertainment, Inc., 2.8750%, 10/15/31 (144A) 216,000 213,905
Financial - 0.3%
Coinbase Global, Inc., 0.0000%, 10/1/29 (144A)
¤
131,000 141,611
Galaxy Digital Holdings LP, 0.5000%, 5/1/31 (144A) 164,000 161,704
IREN Ltd., 0.0000%, 7/1/31 (144A)
¤
190,000 200,070
Terawulf, Inc., 0.0000%, 5/1/32 (144A)
¤
63,000 65,142
568,527
Total Convertible Bonds (cost $778,390) 782,432
Corporate Bonds - 34.0%
Basic Materials - 0.7%
First Quantum Minerals Ltd., 7.2500%, 2/15/34 (144A) 429,000 445,521
Olympus Water US Holding Corp., 5.3750%, 10/1/29 EUR 320,000 348,490
Olympus Water US Holding Corp., 7.2500%, 2/15/33 (144A) $ 200,000 199,074
993,085
Communications - 3.3%
AMC Networks, Inc., 10.5000%, 7/15/32 (144A) 408,000 428,900
Gray Media, Inc., 7.2500%, 8/15/33 (144A)# 346,000 338,758
Level 3 Financing, Inc., 3.7500%, 7/15/29 (144A) 406,000 358,295
Level 3 Financing, Inc., 6.8750%, 6/30/33 (144A) 115,135 117,931
Level 3 Financing, Inc., 7.0000%, 3/31/34 (144A) 334,284 343,444
Lumen Technologies, Inc., 4.1250%, 4/15/29 (144A) 195,411 192,842
Lumen Technologies, Inc., 10.0000%, 10/15/32 (144A) 184,918 186,767
Meta Platforms, Inc., 4.6000%, 11/15/32 105,000 105,528
Meta Platforms, Inc., 5.5000%, 11/15/45 273,000 270,639
Meta Platforms, Inc., 5.7500%, 11/15/65 308,000 305,421
Midcontinent Communications, 8.0000%, 8/15/32 (144A) 479,000 487,905
Univision Communications, Inc., 8.5000%, 7/31/31 (144A) 299,000 305,819
Univision Communications, Inc., 9.3750%, 8/1/32 (144A) 319,000 336,728
Vmed O2 UK Financing I plc, 6.7500%, 1/15/33 (144A) 393,000 393,966
WULF Compute LLC, 7.7500%, 10/15/30 (144A) 573,000 595,275
4,768,218
Consumer, Cyclical - 8.9%
Allwyn Entertainment Financing UK plc, 7.2500%, 4/30/30 EUR 288,000 349,960
Aston Martin Capital Holdings Ltd., 10.3750%, 3/31/29 GBP 120,000 140,779
Beazer Homes USA, Inc., 7.5000%, 3/15/31 (144A) $ 356,000 360,320
Caesars Entertainment, Inc., 6.0000%, 10/15/32 (144A)# 757,000 722,158
Carnival Corp., 5.7500%, 8/1/32 (144A) 343,000 352,358
Carvana Co., 4.8750%, 9/1/29 (144A) 939,000 868,575

Janus Henderson Income ETF
Schedule of Investments
October 31, 2025
8 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
Carvana Co., 9.0000%, 6/1/30 (144A)Ø $ 558,227 $ 582,996
CD&R Firefly Bidco plc, 8.6250%, 4/30/29 GBP 320,000 439,413
Cirsa Finance International Sarl, 4.8750%, 10/15/31 (144A) EUR 470,000 553,952
EG Global Finance plc, 11.0000%, 11/30/28 EUR 320,000 402,310
Flutter Treasury DAC, 6.1250%, 6/4/31 GBP 170,000 225,369
Ford Motor Credit Co. LLC, 6.5000%, 2/7/35# $ 408,000 422,260
Full House Resorts, Inc., 8.2500%, 2/15/28 (144A) 49,000 43,505
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 3.5980%,
5.7500%, 9/30/27#,‡,μ 504,000 498,873
Grupo Antolin Irausa SA, 10.3750%, 1/30/30 EUR 100,000 77,325
Hilton Grand Vacations Borrower LLC, 4.8750%, 7/1/31 (144A) $ 527,000 487,234
K. Hovnanian Enterprises, Inc., 8.0000%, 4/1/31 (144A) 347,000 354,532
Latam Airlines Group SA, 7.6250%, 1/7/31 (144A) 473,000 486,433
LGI Homes, Inc., 4.0000%, 7/15/29 (144A) 652,000 585,565
LGI Homes, Inc., 7.0000%, 11/15/32 (144A) 112,000 107,480
Mohegan Tribal Gaming Authority, 8.2500%, 4/15/30 (144A) 633,000 657,139
NCL Corp. Ltd., 5.8750%, 1/15/31 (144A) 612,000 611,710
New Home Co., Inc. (The), 9.2500%, 10/1/29 (144A) 73,000 76,560
New Home Co., Inc. (The), 8.5000%, 11/1/30 (144A) 397,000 410,823
Penn Entertainment, Inc., 4.1250%, 7/1/29 (144A) 498,000 463,773
Rivers Enterprise Lender LLC, 6.2500%, 10/15/30 (144A) 353,000 355,877
Royal Caribbean Cruises Ltd., 5.3750%, 1/15/36 285,000 286,932
SIG plc, 9.7500%, 10/31/29 EUR 220,000 235,158
Starz Capital Holdings 1, Inc., 6.0000%, 4/15/30 (144A) $ 511,000 480,340
Victra Holdings LLC, 8.7500%, 9/15/29 (144A) 501,000 531,578
Voyager Parent LLC, 9.2500%, 7/1/32 (144A) 536,000 561,933
Warnermedia Holdings, Inc., 4.0540%, 3/15/29 221,000 206,856
12,940,076
Consumer, Non-cyclical - 3.7%
Currenta Group Holdings Sarl, EURIBOR 3 Month + 4.0000%, 6.0360%, 5/15/32‡ EUR 230,000 266,545
CVS Health Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.5160%, 6.7500%, 12/10/54‡ $ 267,000 277,474
CVS Health Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.8860%, 7.0000%, 3/10/55‡ 169,000 177,565
HLF Financing Sarl LLC, 12.2500%, 4/15/29 (144A) 175,000 189,210
HLF Financing Sarl LLC, 4.8750%, 6/1/29 (144A) 323,000 283,466
House of HR Group BV, 9.0000%, 11/3/29 EUR 300,000 327,805
Humana, Inc., 5.5000%, 3/15/53 $ 271,000 251,561
ION Platform Finance US, Inc., 7.8750%, 9/30/32 (144A) 581,000 566,690
LifePoint Health, Inc., 11.0000%, 10/15/30 (144A) 27,000 29,770
LifePoint Health, Inc., 10.0000%, 6/1/32 (144A) 271,000 288,246
Nidda Healthcare Holding GmbH, EURIBOR 3 Month + 3.2500%,
5.2760%, 10/15/32 (144A)‡ EUR 170,000 197,465
Pilgrim's Pride Corp., 6.2500%, 7/1/33 $ 279,000 297,493
Raven Acquisition Holdings LLC, 6.8750%, 11/15/31 (144A) 285,000 291,236
Solventum Corp., 5.6000%, 3/23/34 275,000 286,008
Star Parent, Inc., 9.0000%, 10/1/30 (144A)# 167,000 178,318
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36# 604,000 632,874
UnitedHealth Group, Inc., 5.3000%, 6/15/35# 137,000 141,809
Veritiv Operating Co., 10.5000%, 11/30/30 (144A) 596,000 620,244
5,303,779
Diversified - 0.3%
Progroup AG, 5.3750%, 4/15/31 EUR 400,000 466,714

Janus Henderson Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Energy - 3.5%
Civitas Resources, Inc., 8.7500%, 7/1/31 (144A) $ 331,000 $ 340,286
Civitas Resources, Inc., 9.6250%, 6/15/33 (144A) 175,000 187,747
DT Midstream, Inc., 5.8000%, 12/15/34 (144A) 205,000 211,769
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A) 635,000 618,479
Howard Midstream Energy Partners LLC, 6.6250%, 1/15/34 (144A) 346,000 356,558
ITT Holdings LLC, 6.5000%, 8/1/29 (144A) 442,000 428,109
Occidental Petroleum Corp., 5.5500%, 10/1/34 207,000 209,646
OEG Finance plc, 7.2500%, 9/27/29 EUR 320,000 386,472
Sunoco LP, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
4.2300%, 7.8750%, 9/18/30 (144A)‡,μ $ 839,000 852,004
Tallgrass Energy Partners LP, 6.7500%, 3/15/34 (144A) 718,000 712,479
USA Compression Partners LP, 6.2500%, 10/1/33 (144A) 496,000 497,904
Viper Energy Partners LLC, 5.7000%, 8/1/35 279,000 284,478
5,085,931
Financial - 4.4%
American Express Co., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 2.8540%, 3.5500%, 9/15/26‡,μ 452,000 443,565
Aretec Group, Inc., 10.0000%, 8/15/30 (144A) 253,000 275,277
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30 (144A) 275,000 288,024
Burford Capital Global Finance LLC, 6.8750%, 4/15/30 (144A) 200,000 198,990
Burford Capital Global Finance LLC, 7.5000%, 7/15/33 (144A) 400,000 394,913
Capital One Financial Corp., SOFR + 2.0360%, 6.1830%, 1/30/36#,‡ 273,000 284,510
Citigroup, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
3.4170%, 3.8750%, 2/18/26‡,μ 441,000 438,133
Citigroup, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
1.2800%, 5.5920%, 11/19/34‡ 205,000 209,777
EF Holdco, 7.3750%, 9/30/30 (144A) 190,000 190,496
Jane Street Group, 6.7500%, 5/1/33 (144A) 666,000 694,751
JPMorgan Chase & Co., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 2.8500%, 3.6500%, 6/1/26‡,μ 441,000 435,588
LPL Holdings, Inc., 5.7500%, 6/15/35# 137,000 140,613
Millrose Properties, Inc., 6.3750%, 8/1/30 (144A) 303,000 306,951
Millrose Properties, Inc., 6.2500%, 9/15/32 (144A) 269,000 270,286
Navient Corp., 5.5000%, 3/15/29 506,000 496,908
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) 280,000 285,679
Rithm Capital Corp., 8.0000%, 7/15/30 (144A) 286,000 289,912
Stonex Escrow Issuer LLC, 6.8750%, 7/15/32 (144A) 357,000 369,354
StoneX Group, Inc., 7.8750%, 3/1/31 (144A) 136,000 144,037
Toronto-Dominion Bank (The), US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.7210%, 6.3500%, 10/31/85‡ 269,000 272,111
6,429,875
Industrial - 3.0%
Amphenol Corp., 5.3000%, 11/15/55 354,000 344,488
Ardagh Metal Packaging Finance USA LLC, 3.0000%, 9/1/29 EUR 540,000 581,889
Assemblin Caverion Group AB, EURIBOR 3 Month + 3.5000%, 5.5000%, 7/1/31‡ EUR 320,000 371,285
Bombardier, Inc., 7.4500%, 5/1/34 (144A) $ 434,000 482,129
JH North America Holdings, Inc., 5.8750%, 1/31/31 (144A) 358,000 364,628
Maxam Prill Sarl, 7.7500%, 7/15/30 (144A) 661,000 675,073
Rand Parent LLC, 8.5000%, 2/15/30 (144A) 474,000 484,558
Reno de Medici SpA, EURIBOR 3 Month + 5.0000%, 7.0140%, 4/15/29‡ EUR 320,000 239,656
Stonepeak Nile Parent LLC, 7.2500%, 3/15/32 (144A) $ 58,000 61,340
Watco Cos. LLC, 7.1250%, 8/1/32 (144A) 368,000 381,229

Janus Henderson Income ETF
Schedule of Investments
October 31, 2025
10 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Industrial - (continued)
Wilsonart LLC, 11.0000%, 8/15/32 (144A) $ 449,000 $ 424,063
4,410,338
Technology - 2.8%
Booz Allen Hamilton, Inc., 5.9500%, 4/15/35# 199,000 206,107
Capstone Borrower, Inc., 8.0000%, 6/15/30 (144A) 155,000 158,138
Cloud Software Group, Inc., 9.0000%, 9/30/29 (144A) 565,000 584,402
CoreWeave, Inc., 9.2500%, 6/1/30 (144A) 408,000 411,968
CoreWeave, Inc., 9.0000%, 2/1/31 (144A) 307,000 307,898
Electronic Arts, Inc., 2.9500%, 2/15/51# 392,000 357,795
Kioxia Holdings Corp., 6.6250%, 7/24/33 (144A) 353,000 368,217
McAfee Corp., 7.3750%, 2/15/30 (144A) 379,000 346,952
ROBLOX Corp., 3.8750%, 5/1/30 (144A) 521,000 498,531
Rocket Software, Inc., 6.5000%, 2/15/29 (144A) 507,000 492,540
TeamSystem SpA, EURIBOR 3 Month + 3.5000%, 5.5260%, 7/31/31‡ EUR 320,000 370,573
4,103,121
Utilities - 3.4%
Algonquin Power & Utilities Corp., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.2490%, 4.7500%, 1/18/82‡ $ 202,000 198,196
Alpha Generation LLC, 6.2500%, 1/15/34 (144A) 722,000 730,390
American Electric Power Co., Inc., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.6750%, 3.8750%, 2/15/62‡ 298,000 289,459
Calpine Corp., 5.0000%, 2/1/31 (144A) 273,000 273,462
Calpine Corp., 3.7500%, 3/1/31 (144A)# 288,000 276,466
CenterPoint Energy, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 2.2230%, 5.9500%, 4/1/56#,‡ 406,000 408,588
CMS Energy Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 1.9610%, 6.5000%, 6/1/55#,‡ 411,000 427,586
Long Ridge Energy LLC, 8.7500%, 2/15/32 (144A) 388,000 401,178
NRG Energy, Inc., 5.7500%, 1/15/34 (144A) 200,000 201,410
NRG Energy, Inc., 6.0000%, 1/15/36 (144A) 380,000 386,541
Talen Energy Supply LLC, 6.2500%, 2/1/34 (144A) 355,000 364,034
Talen Energy Supply LLC, 6.5000%, 2/1/36 (144A) 472,000 488,852
Vistra Operations Co. LLC, 6.0000%, 4/15/34 (144A) 198,000 207,687
VoltaGrid LLC, 7.3750%, 11/1/30 (144A) 204,000 207,479
4,861,328
Total Corporate Bonds (cost $48,445,213) 49,362,465
Mortgage-Backed Securities - 45.8%
ALA Trust , CME Term SOFR 1 Month + 3.0907% , 7.1237% , 6/15/40 (144A)
‡
176,000 177,062
BAMLL Re-REMIC Trust
0.0099%, 2/27/51 (144A)
‡
243,129 183,118
0.0000%, 11/27/51 (144A)
§
257,817 196,089
0.8603%, 9/27/52 (144A)
‡
327,626 291,806
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.1145%, 6.1467%, 9/15/36 (144A)
‡
314,869 314,221
CME Term SOFR 1 Month + 1.9409%, 5.9731%, 2/15/39 (144A)
‡
148,756 148,831
CME Term SOFR 1 Month + 1.6423%, 5.6745%, 12/15/39 (144A)
‡
65,015 65,100
CME Term SOFR 1 Month + 1.8920%, 5.9241%, 12/15/39 (144A)
‡
1,114,893 1,116,914
7.7127%, 8/13/41 (144A)
‡
888,000 865,845
CME Term SOFR 1 Month + 2.7905%, 6.8235%, 10/15/41 (144A)
‡
403,815 404,244
BX Trust
CME Term SOFR 1 Month + 2.9413%, 6.9735%, 3/15/30 (144A)
‡
299,831 297,930
CME Term SOFR 1 Month + 2.3590%, 6.3910%, 10/15/36 (144A)
‡
325,000 324,448
CME Term SOFR 1 Month + 2.7080%, 6.7400%, 10/15/36 (144A)
‡
600,000 598,752

Janus Henderson Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
BX Trust - (continued)
CME Term SOFR 1 Month + 2.1110%, 6.1431%, 4/15/39 (144A)
‡
$ 227,500 $ 227,277
CME Term SOFR 1 Month + 2.6901%, 6.7223%, 4/15/41 (144A)
‡
765,071 766,446
CME Term SOFR 1 Month + 2.8894%, 6.9216%, 6/15/41 (144A)
‡
370,000 369,241
CME Term SOFR 1 Month + 3.7500%, 7.7822%, 7/15/44 (144A)
‡
808,000 813,067
BXHPP Trust
CME Term SOFR 1 Month + 0.7645%, 4.7965%, 8/15/36 (144A)
‡
220,000 212,722
CME Term SOFR 1 Month + 1.0145%, 5.0465%, 8/15/36 (144A)
‡
375,000 353,184
BXP Trust , 3.4248% , 6/13/39 (144A)
‡
240,000 231,256
Connecticut Avenue Securities Trust
SOFR30A + 6.0000%, 10.1828%, 12/25/41 (144A)
‡
389,503 407,581
SOFR30A + 4.5000%, 8.6828%, 1/25/42 (144A)
‡
500,000 519,171
SOFR30A + 5.9000%, 10.0828%, 7/25/43 (144A)
‡
1,000,000 1,090,010
SOFR30A + 2.8000%, 6.9828%, 3/25/44 (144A)
‡
1,425,000 1,472,768
SOFR30A + 1.6000%, 5.7828%, 9/25/44 (144A)
‡
61,632 61,676
SOFR30A + 1.7000%, 5.8828%, 1/25/45 (144A)
‡
1,390,536 1,382,748
SOFR30A + 1.9500%, 6.1328%, 2/25/45 (144A)
‡
830,000 832,586
DROP Mortgage Trust , CME Term SOFR 1 Month + 1.2645% , 5.2965% , 10/15/43
(144A)
‡
325,000 316,162
Extended Stay America Trust
CME Term SOFR 1 Month + 2.6000%, 6.7500%, 10/15/42 (144A)
‡
141,000 141,693
CME Term SOFR 1 Month + 3.3500%, 7.5000%, 10/15/42 (144A)
‡
219,000 219,854
Fashion Show Mall LLC , 5.6380% , 10/10/41 (144A)
‡
1,000,000 1,021,034
FHLMC STACR REMIC Trust
SOFR30A + 6.2500%, 10.4328%, 10/25/33 (144A)
‡
250,000 310,679
SOFR30A + 2.1000%, 6.2828%, 9/25/41 (144A)
‡
440,000 443,111
SOFR30A + 6.2500%, 10.4328%, 9/25/41 (144A)
‡
912,000 945,032
SOFR30A + 7.5000%, 11.6828%, 10/25/41 (144A)
‡
243,000 255,937
SOFR30A + 7.8000%, 11.9828%, 11/25/41 (144A)
‡
930,000 985,885
SOFR30A + 7.0000%, 11.1828%, 12/25/41 (144A)
‡
1,236,000 1,303,251
SOFR30A + 8.5000%, 12.6828%, 2/25/42 (144A)
‡
660,000 713,115
SOFR30A + 1.4500%, 5.6328%, 10/25/44 (144A)
‡
325,000 325,102
SOFR30A + 1.6500%, 5.8328%, 2/25/45 (144A)
‡
350,000 350,765
FNMA/FHLMC UMBS, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
^
105,000 89,115
3.0000%, TBA, 30 Year Maturity
^
4,468,000 3,957,866
3.5000%, TBA, 30 Year Maturity
^
5,733,000 5,279,629
4.0000%, TBA, 30 Year Maturity
^
1,934,000 1,834,778
4.5000%, TBA, 30 Year Maturity
^
3,518,000 3,429,072
5.0000%, TBA, 30 Year Maturity
^
2,463,000 2,450,636
5.5000%, TBA, 30 Year Maturity
^
6,438,000 6,504,762
6.0000%, TBA, 30 Year Maturity
^
3,207,000 3,279,254
6.5000%, TBA, 30 Year Maturity
^
153,000 158,409
FREMF Mortgage Trust , 5.6346% , 11/25/28 (144A)
‡
162,000 151,738
Galaxy Senior Participation Interest Trust 1 , 0.0000% , 7/31/26
¢,‡
400,980 403,124
GNMA II, 30 Year, Single Family
3.5000%, TBA, 30 Year Maturity
^
2,092,000 1,914,249
4.0000%, TBA, 30 Year Maturity
^
204,000 192,850
5.0000%, TBA, 30 Year Maturity
^
96,000 95,674
5.5000%, TBA, 30 Year Maturity
^
68,000 68,554

Janus Henderson Income ETF
Schedule of Investments
October 31, 2025
12 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Great Wolf Trust , CME Term SOFR 1 Month + 2.8900% , 6.9222% , 3/15/39
(144A)
‡
$ 325,000 $ 327,007
GS Mortgage Securities Corp. Trust , CME Term SOFR 1 Month + 2.6500% ,
6.6810% , 11/25/41 (144A)
‡
330,000 329,983
GWT , CME Term SOFR 1 Month + 2.9395% , 6.9716% , 5/15/41 (144A)
‡
1,330,000 1,333,105
Hudsons Bay Simon JV Trust
3.9141%, 8/5/34 (144A) 12,227 12,169
4.1545%, 8/5/34 (144A) 238,000 230,951
5.1590%, 8/5/34 (144A)
‡
100,000 98,812
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 6.3555%, 10/25/57 (144A)
‡
893,884 921,784
CME Term SOFR 1 Month + 2.6145%, 6.6055%, 10/25/57 (144A)
‡
679,365 700,410
LHOME Mortgage Trust , 7.1280% , 3/25/29 (144A)
Ç
325,000 327,474
Life Mortgage Trust , CME Term SOFR 1 Month + 2.5419% , 6.5741% , 5/15/39
(144A)
‡
165,000 147,859
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.7154%, 6.7474%, 4/15/38 (144A)
‡
320,000 319,884
CME Term SOFR 1 Month + 3.3154%, 7.3474%, 4/15/38 (144A)
‡
680,000 680,034
MHP
CME Term SOFR 1 Month + 3.9575%, 7.9897%, 1/15/27 (144A)
‡
800,000 795,948
CME Term SOFR 1 Month + 2.3145%, 6.3475%, 7/15/38 (144A)
‡
325,000 323,718
MTN Commercial Mortgage Trust , CME Term SOFR 1 Month + 5.2852% ,
9.3252% , 3/15/39 (144A)
‡
650,000 650,431
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
323,000 325,358
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32 (144A)
Ç
594,264 602,397
NYC Commercial Mortgage Trust , 5.8329% , 6/10/42 (144A) 1,342,000 1,374,644
PRET LLC , 6.3677% , 4/25/55 (144A)
Ç
982,628 986,954
Prima Capital CRE Securitization Ltd. , 5.5000% , 10/1/33 (144A) 175,000 146,422
PRM7 Trust , 6.8390% , 11/10/42 (144A)
‡
278,000 274,121
PRPM LLC , 6.4690% , 5/25/30 (144A)
Ç
627,248 628,220
Saluda Grade Alternative Mortgage Trust
8.0000%, 4/25/29 (144A)
Ç
466,275 464,033
7.5000%, 2/25/30 (144A)
Ç
170,000 170,821
SCG Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.7500% ,
6.7822% , 8/15/42 (144A)
‡
200,000 200,005
SCG Trust , CME Term SOFR 1 Month + 3.4000% , 7.4322% , 9/15/42 (144A)
‡
290,000 290,081
SREIT Trust , CME Term SOFR 1 Month + 2.7327% , 6.7647% , 11/15/36 (144A)
‡
165,000 164,699
SWCH Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.3402%, 7.3724%, 2/15/42 (144A)
‡
170,000 168,775
CME Term SOFR 1 Month + 4.2389%, 8.2711%, 2/15/42 (144A)
‡
530,000 527,063
Taurus UK Designated Activity Co.
SONIO/N + 2.0000%, 5.9738%, 7/20/35 (144A)
‡
GBP 120,000 157,448
SONIO/N + 2.8000%, 6.7738%, 7/20/35 (144A)
‡
GBP 170,000 222,308
TEXAS Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.0906% ,
7.1228% , 4/15/42 (144A)
‡
$ 271,000 271,159
Vontive Mortgage Trust , 6.5070% , 3/25/30 (144A)
Ç
496,000 504,785
Wells Fargo Commercial Mortgage Trust
6.1762%, 3/15/38 (144A)
‡
302,000 302,027
6.9072%, 3/15/38 (144A)
‡
189,000 189,815
5.5755%, 9/15/40 (144A)
‡
561,000 563,862
Total Mortgage-Backed Securities (cost $66,380,583) 66,599,989
Common Stocks - 1.4%
Diversified Telecommunication Services - 0.2%
GCI Liberty, Inc.*
,¢
250 250,000

Janus Henderson Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment, Inc.* 7,793 $ 156,639
Churchill Downs, Inc. 1,142 113,287
269,926
Household Durables - 0.2%
Lennar Corp. - Class A 1,177 145,678
LGI Homes, Inc.* 2,609 106,473
252,151
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1,050 234,958
Software - 0.6%
Bitfarms Ltd.* 22,792 90,484
Cipher Mining, Inc.* 11,313 210,987
Cleanspark, Inc.* 8,950 159,310
MARA Holdings, Inc.* 7,584 138,560
Riot Platforms, Inc.* 7,341 145,205
Terawulf, Inc.* 10,719 166,145
910,691
Specialty Retail - 0.1%
Carvana Co. - Class A* 412 126,294
Total Common Stocks (cost $2,079,736) 2,044,020
Exchange Traded Fund - 4.7%
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
(cost $6,265,536) 124,406 6,728,350
Investment Companies - 2.2%
Money Market Funds - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 4.1200%
£,∞
(cost $3,264,403) 3,264,403 3,265,055
Investments Purchased with Cash Collateral from Securities Lending - 1.8%
Investment Companies - 1.4%
Janus Henderson Cash Collateral Fund LLC, 4.0500%
£,∞
2,069,198 2,069,198
Time Deposits - 0.4%
Royal Bank of Canada, 3.8500%, 11/3/25 $ 517,300 517,300
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $2,586,498) 2,586,498
Total Investments (total cost $ 180,957,853 ) - 125.2% 181,904,681
Liabilities, net of Cash, Receivables and Other Assets - (25.2%) (36,556,509)
Net Assets - 100.0% $145,348,172

Janus Henderson Income ETF
Schedule of Investments
October 31, 2025
14 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 162,941,319 89.5%
Luxembourg 4,838,609 2.7
United Kingdom 3,775,229 2.1
Netherlands 2,240,324 1.2
Canada 1,488,441 0.8
Germany 1,244,003 0.7
Spain 1,235,375 0.7
Italy 610,229 0.3
Ireland 605,125 0.3
Finland 590,819 0.3
Chile 486,433 0.3
France 466,371 0.3
Sweden 371,285 0.2
Japan 368,217 0.2
Switzerland 296,410 0.2
Australia 200,070 0.1
Cayman Islands 146,422 0.1
Total $181,904,681 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
11/12/2024 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/25
............. Shares
Held at
10/31/25
Dividend
Income
Investment Company - 6.9%
Exchange Traded Fund - 4.7%
Janus Henderson
Emerging Markets
Debt Hard Currency
ETF $ – $ 8,930,569 $ (2,611,652) $ (53,381) $ 462,814 $ 6,728,350 124,406 $ 275,447
Money Market Funds - 2.2%
Janus Henderson
Cash Liquidity Fund
LLC, 4.1200%
∞
– 152,588,022 (149,322,774) (845) 652 3,265,055 3,264,403 250,056
Investments Purchased
with Cash Collateral from
Securities Lending - 1.8%
Investment Companies - 1.4%
Janus Henderson
Cash Collateral Fund
LLC, 4.0500%
∞
– 11,600,860 (9,531,662) – – 2,069,198 2,069,198 16,053
Δ
Total Affiliated
Investments - 8.3% $– $173,119,451 $(161,466,088) $(54,226) $463,466 $12,062,603 $541,556

Janus Henderson Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Unfunded Loan Commitments
Borrower
Unfunded Loan
Commitments Value
Unrealized
Appreciation/
(Depreciation)
Acropole Holding SAS, First Lien Term Loan B $96,154 $96,154 $–
Beacon Mobility Corp., Delayed Draw First Lien Term Loan 15,093 15,293 200
Total $111,247 $111,447 $200
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 12/11/25 7,728,952 $ (9,119,438) $ 179,754
Euro 12/11/25 500,000 (590,456) 12,132
Euro 12/11/25 989,375 (1,151,913) 7,554
Euro 12/11/25 970,000 (1,128,736) 6,786
Euro 12/11/25 475,000 (555,092) 5,684
Euro 12/11/25 280,000 (327,344) 3,483
Euro 12/11/25 413,131 (480,022) 2,175
Euro 12/11/25 498,750 (579,035) 2,157
Euro 12/11/25 170,000 (198,247) 1,617
Euro 12/11/25 (4,447) 5,158 (14)
Euro 12/11/25 (5,936) 6,908 (42)
Euro 12/11/25 (5,704) 6,738 (140)
Euro 12/11/25 (10,760) 12,591 (145)
Euro 12/11/25 (8,528) 10,028 (163)
Euro 12/11/25 (11,600) 13,685 (268)
Euro 12/11/25 (121,170) 140,780 (629)
Euro 12/11/25 (74,989) 87,452 (717)
Euro 12/11/25 (321,133) 373,144 (1,707)
Euro 12/11/25 (163,788) 193,200 (3,755)
Euro 12/11/25 (310,486) 367,337 (8,214)
Euro 12/11/25 (350,590) 417,475 (11,966)
Great British Pound 12/11/25 1,594,300 (2,162,913) 68,094
Great British Pound 12/11/25 (3,789) 5,091 (112)
Great British Pound 12/11/25 (155,353) 208,735 (4,610)
Great British Pound 12/11/25 (203,546) 273,216 (5,768)
Great British Pound 12/11/25 (314,959) 430,229 (16,390)
Japanese Yen 12/11/25 21,373,449 (141,944) 2,676
Japanese Yen 12/11/25 4,682,950 (30,990) 476
Japanese Yen 12/11/25 (26,056,399) 172,417 (2,636)
235,312
Total $235,312

Janus Henderson Income ETF
Schedule of Investments
October 31, 2025
16 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2025.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 11 12/19/25 $ 1,239,391 $ 4,637
U.S. Treasury 2 Year Notes 71 12/31/25 14,785,195 (13,843)
U.S. Treasury 5 Year Notes 315 12/31/25 34,401,445 (22,258)
Total - Futures Long (31,464)
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 43 12/19/25 (4,965,828) (58,317)
U.S. Treasury Long Bonds 4 12/19/25 (469,250) (12,800)
U.S. Treasury Ultra Bonds 21 12/19/25 (2,546,906) (97,147)
Total - Futures Short (168,264)
Total $(199,728)
Schedule of OTC Total Return Swaps
Counterparty/Return Paid by the Fund Return Received by Fund
Payment
Frequency
Termination
Date
Notional
Amount
Swap Contracts,
at Value and
Unrealized
Appreciation/
(Depreciation)
JPMorgan Chase Bank NA:1 day SOFR + 0.19% Janus Henderson AAA CLO ETF Quarterly 01/26/2026 USD 134,758 $ 4,866
Schedule of Exchange-Traded Written Call Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
S&P 500 Emini Index 10 7,175.00 USD 12/19/2025 $ 500 $ (14,053) $ (2,947) $ (17,000)
$(14,053) $(2,947) $(17,000)
Schedule of Exchange-Traded Written Put Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
S&P 500 Emini Index 10 6,150.00 USD 12/19/2025 $ 500 $ (23,333) $ 9,708 $ (13,625)
$(23,333) $9,708 $(13,625)

Janus Henderson Income ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended October 31, 2025.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2025
Interest Rate
Contracts
Currency
Contracts
Equity
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ — $ 292,588 $ – $ 292,588
*
Futures contracts 4,637 — – 4,637
Swaps - OTC — — 4,866 4,866
Total Asset Derivatives $ 4,637 $ 292,588 $ 4,866 $ 302,091
Liability Derivatives:
Forward foreign currency exchange contracts — 57,276 – 57,276
*
Futures contracts 204,365 — – 204,365
Written Options, at Value — — 30,625 30,625
Total Liability Derivatives $ 204,365 $ 57,276 $ 30,625 $ 292,266
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended October 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts
Equity
Contracts
Commodity
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ (668,041) $ — $ — $ (668,041)
Futures contracts — 207,511 — — (297,020) (89,509)
Swap contracts (5,745) — — 1,052 — (4,693)
Written Options contracts — 52,421 — 57,409 90,147 199,977
Total $ (5,745) $ 259,932 $ (668,041) $ 58,461 $ (206,873) $ (562,266)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Currency
Contracts
Equity
Contracts Total
Forward foreign currency exchange contracts $ — $ 235,312 $ – $ 235,312
Futures contracts (199,728) — – (199,728)
Swap contracts — — 4,866 4,866
Written Options contracts — — 6,761 6,761
Total $ (199,728) $ 235,312 $ 11,627 $ 47,211

Janus Henderson Income ETF
Schedule of Investments
October 31, 2025
18 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Average Ending Monthly Value of Derivative Instruments During the Period Ended October 31, 2025
Futures contracts:
Average notional amount of contracts - long $39,563,594
Average notional amount of contracts - short 6,094,831
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 2,884,296
Average amounts sold - in USD 11,918,585
Credit default swaps:
Average notional amount - buy protection 184,534
Average notional amount - sell protection 175,000
OTC Swaps:
Average notional amount 65,753
Options:
Average value of option contracts written 21,260
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 292,588 $ (57,276) $ — $ 235,312
J.P. Morgan Chase Bank 4,866 — — 4,866
Total $ 297,454 $ (57,276) $ — $ 240,178
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 57,276 $ (57,276) $ — $ —
Total $ 57,276 $ (57,276) $ — $ —
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 2,525,644 $ — $ (2,525,644) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
Janus Detroit Street Trust 19
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
EUR Euro
EUR0012M 12-Month EURIBOR
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GBP British Pound
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended October 31, 2025 is $653,124, which represents 0.4% of net assets.
# Loaned security; a portion of the security is on loan at October 31, 2025.
∞ Rate shown is the 7-day yield as of October 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
20 October 31, 2025
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
† The position has not yet settled as of October 31, 2025. The coupon rate is undetermined.
‡ Variable or floating rate security. Rate shown is the current rate as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¤ Zero coupon bond.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended October 31, 2025 is $100,737,377 which represents 69.3% of net assets.
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
Janus Detroit Street Trust 21
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 19,649,124 $ — $ 19,649,124
Bank Loans — 21,897,918 — 21,897,918
Collateralized Loan Obligations — 8,988,830 — 8,988,830
Convertible Bonds — 782,432 — 782,432
Corporate Bonds — 49,362,465 — 49,362,465
Mortgage-Backed Securities — 66,196,865 403,124 66,599,989
Common Stocks
Diversified Telecommunication
Services — — 250,000 250,000
All Other 1,794,020 — — 1,794,020
Exchange Traded Fund 6,728,350 — — 6,728,350
Investment Companies — 3,265,055 — 3,265,055
Investments Purchased with Cash
Collateral from Securities Lending — 2,586,498 — 2,586,498
Total Investments in Securities $ 8,522,370 $ 172,729,187 $ 653,124 $ 181,904,681
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 292,588 $ — $ 292,588
Futures Contracts 4,637 — — 4,637
OTC Swaps — 4,866 — 4,866
Total Other Financial Instruments $ 4,637 $ 297,454 $ — $ 302,091
Unfunded Loan Commitments $ — $ 200 $ — $ 200
Total Assets $ 8,527,007 $ 173,026,841 $ 653,124 $ 182,206,972
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 57,276 $ — $ 57,276
Futures Contracts 204,365 — — 204,365
Options Written, at Value 30,625 — — 30,625
Total Other Financial Instruments $ 234,990 $ 57,276 $ — $ 292,266
Total Liabilities $ 234,990 $ 57,276 $ — $ 292,266
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Income ETF
Statement of Assets and Liabilities
October 31, 2025
22 October 31, 2025
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $169,358,716)
(1)
$ 169,842,078
Affiliated investments, at value (cost $11,599,137) 12,062,603
Cash 13,655
Cash denominated in foreign currency (cost $1,791,744) 1,773,448
Forward foreign currency exchange contracts 292,588
Due from broker for futures 630,000
Receivable for variation margin on futures contracts 13,976
Net Unrealized Appreciation on Unfunded Commitments 200
Receivables:
Investments sold 837,689
TBA investments sold 5,331,914
Interest 993,836
OTC swap contracts, at value 4,866
Due from adviser 2,851
Total Assets 191,799,704
Liabilities:
Collateral on securities loaned (Note 3) 2,586,498
Forward foreign currency exchange contracts 57,276
Options written, at value (premiums received $37,386) 30,625
Payables:
Investments purchased 9,194,627
TBA investments purchased 34,518,727
Management fees 63,779
Total Liabilities 46,451,532
Commitments and contingent liabilities
Net Assets $ 145,348,172
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 142,265,301
Total distributable earnings (loss) 3,082,871
Total Net Assets $ 145,348,172
Net Assets $ 145,348,172
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 2,850,000
Net Asset Value Per Share $ 51 .00
(1) Includes $2,525,644 of securities on loan. See Note 3 in Notes to Financial Statements.

Janus Henderson Income ETF
Statement of Operations
For the period ended October 31, 2025
(1)
Janus Detroit Street Trust 23
See Notes to Financial Statements.
Investment Income:
Interest $ 5,991,606
Dividends from affiliates 525,503
Dividends 347,013
Affiliated securities lending income, net     16,053
Unaffiliated securities lending income, net 4,363
Foreign tax withheld (7,046)
Total Investment Income 6,877,492
Expenses:
Management Fees 530,128
Total Expenses 530,128
Less: Excess Expense Reimbursement and Waivers (23,392)
Net Expenses 506,736
Net Investment Income/(Loss) 6,370,756
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 1,326,219
Investments in affiliates (54,226)
TBA sales commitments 834,479
Forward foreign currency exchange contracts (668,041)
Futures contracts (89,509)
Swap contracts (4,693)
Written options contracts 199,977
Total Net Realized Gain/(Loss) on Investments $ 1,544,206
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 488,479
Investments in affiliates 463,466
Unfunded Commitments 200
Forward foreign currency exchange contracts 235,312
Futures contracts (199,728)
Swap contracts 4,866
Written options contracts 6,761
Total Change in Unrealized Net Appreciation/Depreciation $ 999,356
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 8,914,318
(1) Period from November 12, 2024 (commencement of operations) through October 31, 2025.

Janus Henderson Income ETF
Statement of Changes in Net Assets
24 October 31, 2025
See Notes to Financial Statements.
Period Ended
October 31, 2025
(1)
Operations:
Net investment income/(loss) $ 6,370,756
Net realized gain/(loss) on investments 1,544,206
Change in unrealized net appreciation/depreciation 999,356
Net Increase/(Decrease) in Net Assets Resulting from Operations 8,914,318
Dividends and Distributions to Shareholders: —
Dividends and Distributions (5,831,447)
Net Decrease from Dividends and Distributions to Shareholders (5,831,447)
Capital Share Transactions 142,265,301
Net Increase/(Decrease) in Net Assets 145,348,172
Net Assets: —
Beginning of Period   —
End of Period $ 145,348,172
(1) Period from November 12, 2024 (commencement of operations) through October 31, 2025.

Janus Henderson Income ETF
Financial Highlights
Janus Detroit Street Trust 25
See Notes to Financial Statements.
For a share outstanding during period ended October 31 2025
(1)
Net Asset Value, Beginning of Period $50.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
3.04
Net realized and unrealized gain/(loss) 0.59
Total from Investment Operations 3.63
Less Dividends and Distributions: —
Dividends (from net investment income) (2.63)
Total Dividends and Distributions (2.63)
Net Asset Value, End of Period $51.00
Total Return
*
7.46%
Net assets, End of Period (in thousands) $145,348
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.52%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.50%
Ratio of Net Investment Income/(Loss) 6.20%
Portfolio Turnover Rate
(3)(4)
126%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from November 12, 2024 (commencement of operations) through October 31, 2025.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Income ETF
Notes to Financial Statements
26 October 31, 2025
1. Organization and Significant Accounting Policies
Janus Henderson Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
(“ASC”) Topic 946. The financial statements include information for the period from November 12, 2024 (commencement of operations) through October 31, 2025. As of the date of this report, the Trust offers fifteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks high current income with a secondary focus on capital appreciation. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended October 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The

Janus Henderson Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 27
evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.

Janus Henderson Income ETF
Notes to Financial Statements
28 October 31, 2025
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Janus Henderson Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 29
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the period ended October 31,
2025  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a

Janus Henderson Income ETF
Notes to Financial Statements
30 October 31, 2025
particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net

Janus Henderson Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 31
appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party

Janus Henderson Income ETF
Notes to Financial Statements
32 October 31, 2025
credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
During the period, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
There were no credit default swaps held as of October 31, 2025.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the period, the Fund entered into total return swaps on to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner)

Janus Henderson Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 33
“exercises” the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the
Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial
Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as
“Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of securities, or foreign currencies. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The  risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the period, the Fund wrote call options on commodity futures for the purpose of decreasing exposure to commodity risk and/or generating income.
During the period, the Fund wrote put options on commodity futures for the purpose of increasing exposure to commodity risk and/or generating income.
During the period, the Fund wrote call options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.
During the period, the Fund wrote put options on bond futures in order to increase interest rate risk where increasing this exposure via other markets such as the cash bond market was less attractive.
During the period, the Fund wrote call options on various equity index futures for the purpose of decreasing exposure to broad equity risk and/or generating carry.
During the period, the Fund wrote put options on various equity index futures for the purpose of increasing exposure to broad equity risk and/or generating carry.

Janus Henderson Income ETF
Notes to Financial Statements
34 October 31, 2025
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. In stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and significant losses experienced by the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Nondiversification Risk
The Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.

Janus Henderson Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 35
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require

Janus Henderson Income ETF
Notes to Financial Statements
36 October 31, 2025
the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Fund enters into a Master Securities Forward
Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the
Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Fund’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the

Janus Henderson Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 37
extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the “Fair
Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2025" table located in the
Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Below are descriptions of the types of loans held by the Fund as of  October 31,
2025.
 • Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-
traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate (“SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Janus Henderson Income ETF
Notes to Financial Statements
38 October 31, 2025
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of October 31,
2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $2,525,644 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of October 31, 2025 is $2,586,498, resulting in the net amount due to the counterparty of $60,854.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund

Janus Henderson Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 39
administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended October 31, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was
0.52% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2026. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended October 31, 2025, the Adviser waived $23,392 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson Emerging
Markets Debt Hard Currency ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2025, the Adviser owned 400,000 shares or 14.04% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of
Daily Net Assets Fee Rate
$0-$1 billion 0.52%
Next $2 billion 0.50%
Over $3 billion 0.48%

Janus Henderson Income ETF
Notes to Financial Statements
40 October 31, 2025
affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended October 31, 2025 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Information on the tax components of derivatives as of October 31, 2025 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$2,263,402 $— $— $— $14,559 $804,910
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$181,099,771 $2,142,479 $(1,337,569) $804,910
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$9,825 $— $— $—
For the period ended October 31, 2025
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$5,831,447 $— $— $—

Janus Henderson Income ETF
Notes to Financial Statements
Janus Detroit Street Trust 41
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended  October 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income
Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after
December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Period Ended October 31, 2025
(1)
Shares Amount
Shares sold 2,850,001 $ 142,265,351
Shares repurchased (1) (50)
Net Increase/(Decrease) 2,850,000 $ 142,265,301
(1) Period from November 12, 2024 (commencement of operations) through October 31, 2025.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$271,811,472 $127,305,893 $— $—

Janus Henderson Income ETF
Report of Independent Registered Public Accounting Firm
42 October 31, 2025
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Income ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 12, 2024 (commencement of operations) through October 31, 2025
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations, changes in its net assets and the financial highlights for the period November 12, 2024 (commencement of operations) through October 31,
2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
Denver, Colorado
December 19, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Income ETF
Designation Requirements
(unaudited)
Janus Detroit Street Trust 43
For federal income tax purposes, the Fund designated the following for the period ended October 31, 2025:
Qualified Interest Income Percentage 84.49%

Janus Henderson Income ETF
Additional Information
(unaudited)
44 October 31, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93101 12-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2025
Janus Henderson Transformational Growth
ETF
Janus Detroit Street Trust

Janus Henderson Transformational Growth ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Transformational Growth ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 99.8%
Aerospace & Defense - 7.9%
Boeing Co. (The)* 5,668 $ 1,139,381
Howmet Aerospace, Inc. 7,499 1,544,419
2,683,800
Beverages - 2.4%
Monster Beverage Corp.* 12,487 834,506
Biotechnology - 7.0%
Argenx SE (ADR)* 995 814,407
Madrigal Pharmaceuticals, Inc.* 3,711 1,554,538
2,368,945
Broadline Retail - 12.9%
Amazon.com, Inc.* 13,186 3,220,285
MercadoLibre , Inc.* 511 1,189,230
4,409,515
Capital Markets - 4.1%
Intercontinental Exchange, Inc. 9,654 1,412,284
Construction & Engineering - 1.7%
Legence Corp. - Class A* 14,018 579,925
Health Care Providers & Services - 3.5%
UnitedHealth Group, Inc. 3,516 1,200,925
Hotels, Restaurants & Leisure - 11.6%
Booking Holdings, Inc. 224 1,137,414
Chipotle Mexican Grill, Inc. - Class A* 21,698 687,610
DoorDash , Inc. - Class A* 3,974 1,010,866
DraftKings, Inc. - Class A* 37,007 1,132,044
3,967,934
IT Services - 2.8%
Shopify, Inc. - Class A* 5,423 942,843
Life Sciences Tools & Services - 2.4%
Danaher Corp. 3,725 802,291
Pharmaceuticals - 2.8%
Eli Lilly & Co. 1,114 961,226
Semiconductors & Semiconductor Equipment - 18.7%
Broadcom, Inc. 8,493 3,139,267
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 10,741 3,226,919
6,366,186
Software - 22.0%
AppLovin Corp. - Class A* 1,455 927,315
Datadog, Inc. - Class A* 8,343 1,358,324
HubSpot, Inc.* 1,470 723,122
Nebius Group NV - Class A* 4,202 549,706
Oracle Corp. 12,428 3,263,717
PTC, Inc.* 3,339 662,925
7,485,109
Total Common Stocks (cost $28,370,826) 34,015,489
Investment Companies - 0.2%
Money Market Funds - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 4.1200%
£,∞
(cost $86,939) 86,939 86,956
Total Investments (total cost $ 28,457,765 ) - 100.0% 34,102,445
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (15,885)
Net Assets - 100.0% $34,086,560

Janus Henderson Transformational Growth ETF
Schedule of Investments
October 31, 2025
4 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 27,379,340 80.2%
Taiwan 3,226,919 9.5
Netherlands 1,364,113 4.0
Uruguay 1,189,230 3.5
Canada 942,843 2.8
Total $34,102,445 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments, at
Value at 2/4/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/25
............. Shares
Held at
10/31/25
Dividend
Income
Investment Company - 0.2%
Money Market Funds - 0.2%
Janus Henderson
Cash Liquidity Fund
LLC, 4.1200%
∞
$ – $ 1,625,946 $ (1,538,992) $ (15) $ 17 $ 86,956 86,939 $ 4,538
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson
Cash Collateral Fund
LLC, 4.0500%
∞
– 4,556,580 (4,556,580) – – – – 2,330
Δ
Total Affiliated
Investments - 0.2% $– $6,182,526 $(6,095,572) $(15) $17 $86,956 $6,868

Janus Henderson Transformational Growth ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
Janus Detroit Street Trust 5
ADR American Depositary Receipt
LLC Limited Liability Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of October 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 34,015,489 $ — $ — $ 34,015,489
Investment Companies — 86,956 — 86,956
Total Assets $ 34,015,489 $ 86,956 $ — $ 34,102,445

Janus Henderson Transformational Growth ETF
Statement of Assets and Liabilities
October 31, 2025
6 October 31, 2025
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $28,370,826) $ 34,015,489
Affiliated investments, at value (cost $86,939) 86,956
Receivables:
Dividends 600
Total Assets 34,103,045
Liabilities:
Payables:
Management fees 16,485
Total Liabilities 16,485
Commitments and contingent liabilities
Net Assets $ 34,086,560
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 28,624,740
Total distributable earnings (loss) 5,461,820
Total Net Assets $ 34,086,560
Net Assets $ 34,086,560
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 1,200,000
Net Asset Value Per Share $ 28 .41

Janus Henderson Transformational Growth ETF
Statement of Operations
For the period ended October 31, 2025
(1)
Janus Detroit Street Trust 7
See Notes to Financial Statements.
Investment Income:
Dividends $ 82,062
Dividends from affiliates 4,538
Affiliated securities lending income, net     2,330
Unaffiliated securities lending income, net 595
Foreign tax withheld (3,763)
Total Investment Income 85,762
Expenses:
Management Fees 95,855
Total Expenses 95,855
Net Investment Income/(Loss) (10,093)
Net Realized Gain/(Loss) on Investments:
Investments $ (182,845)
Investments in affiliates (15)
Total Net Realized Gain/(Loss) on Investments $ (182,860)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 5,644,663
Investments in affiliates 17
Total Change in Unrealized Net Appreciation/Depreciation $ 5,644,680
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 5,451,727
(1) Period from February 4, 2025 (commencement of operations) through October 31, 2025.

Janus Henderson Transformational Growth ETF
Statement of Changes in Net Assets
8 October 31, 2025
See Notes to Financial Statements.
Period Ended
October 31, 2025
(1)
Operations:
Net investment income/(loss) $ (10,093)
Net realized gain/(loss) on investments (182,860)
Change in unrealized net appreciation/depreciation 5,644,680
Net Increase/(Decrease) in Net Assets Resulting from Operations 5,451,727
Dividends and Distributions to Shareholders: —
Return of Capital (6,568)
Net Decrease from Dividends and Distributions to Shareholders (6,568)
Capital Share Transactions 28,641,401
Net Increase/(Decrease) in Net Assets 34,086,560
Net Assets: —
Beginning of Period   —
End of Period $ 34,086,560
(1) Period from February 4, 2025 (commencement of operations) through October 31, 2025.

Janus Henderson Transformational Growth ETF
Financial Highlights
Janus Detroit Street Trust 9
See Notes to Financial Statements.
For a share outstanding during period ended October 31 2025
(1)
Net Asset Value, Beginning of Period $25.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
(0.01)
Net realized and unrealized gain/(loss) 3.43
Total from Investment Operations 3.42
Less Dividends and Distributions: —
Dividends (from net investment income) —
Return of Capital (0.01)
Total Dividends and Distributions (0.01)
Net Asset Value, End of Period $28.41
Total Return
*
13.70%
Net assets, End of Period (in thousands) $34,087
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.57%
Ratio of Net Investment Income/(Loss) (0.06)%
Portfolio Turnover Rate
(3)
31%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from February 4, 2025 (commencement of operations) through October 31, 2025.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
10 October 31, 2025
1. Organization and Significant Accounting Policies
Janus Henderson Transformational Growth ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. The financial statements include information for the period from February 4, 2025 through
October 31, 2025. As of the date of this report, the Trust offers fifteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on the Cboe BZX
Exchange, Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended October 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
Janus Detroit Street Trust 11
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
12 October 31, 2025
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Nondiversification Risk
The Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
14 October 31, 2025
based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of October 31, 2025.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended October 31, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was
0.57% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Daily Net Assets Fee Rate
$0-$500 million 0.57%
Next $500 million 0.55%
Over $1 billion 0.52%

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
As of October 31, 2025, the Adviser owned 850,000 shares or 70.83% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended October 31, 2025 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2025 are noted below.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$— $— $(182,860) $— $— $5,644,680
Capital Loss Carryover Schedule
For the period ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(182,860) $— $(182,860)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$28,457,765 $7,073,832 $(1,429,152) $5,644,680

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
16 October 31, 2025
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended October 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
7. Recent Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax
disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after
December 15, 2024. During the current fiscal period, the Fund adopted the new guidance and there was no material impact to the Fund.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
For the period ended October 31, 2025
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$— $— $6,568 $—
Period Ended October 31, 2025
(1)
Shares Amount
Shares sold 1,200,001 $ 28,641,426
Shares repurchased (1) (25)
Net Increase/(Decrease) 1,200,000 $ 28,641,401
(1) Period from February 4, 2025 (commencement of operations) through October 31, 2025.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$11,764,209 $6,757,889 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$23,547,351 $— $— $—

Janus Henderson Transformational Growth ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 17
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Transformational Growth
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Transformational Growth ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 4, 2025 (commencement of operations) through
October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations, changes in its net assets and the financial highlights for the period February 4, 2025 (commencement of operations)
through October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2025 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.
Denver, Colorado
December 19, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Transformational Growth ETF
Designation Requirements
(unaudited)
18 October 31, 2025
For federal income tax purposes, the Fund designated the following for the period ended October 31, 2025:
Return of Capital Distributions $6,568

Janus Henderson Transformational Growth ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 19
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
Not applicable.

125-02-93102 12-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2025
Janus Henderson Asset-Backed Securities
ETF
Janus Detroit Street Trust

Janus Henderson Asset-Backed Securities ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Asset-Backed Securities ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 85.5%
Affirm Master Trust, 5.1300%, 2/15/33 (144A) $ 1,641,000 $ 1,648,608
Affirm Master Trust, 4.8900%, 10/16/34 (144A) 1,000,000 993,255
Alloya Auto Receivables Trust, 4.9900%, 3/25/30 (144A) 1,500,000 1,521,893
Ally Bank Auto Credit-Linked Notes, 5.8270%, 5/17/32 (144A) 129,512 131,165
Ally Bank Auto Credit-Linked Notes, 4.8440%, 6/15/33 (144A) 3,506,252 3,516,168
Aqua Finance Issuer Trust, 4.7900%, 5/17/51 (144A) 1,364,138 1,368,927
Aqua Finance Issuer Trust, 5.2400%, 5/17/51 (144A) 1,500,000 1,503,260
Aqua Finance Trust, 1.5400%, 7/17/46 (144A) 263,549 242,569
Arivo Acceptance Auto Loan Receivables Trust, 5.4200%, 12/15/31 (144A) 1,000,000 972,136
Avis Budget Rental Car Funding AESOP LLC, 6.4400%, 8/21/28 (144A) 625,000 642,176
Avis Budget Rental Car Funding AESOP LLC, 5.8500%, 6/20/30 (144A) 1,350,000 1,401,099
Avis Budget Rental Car Funding AESOP LLC, 5.2300%, 12/20/30 (144A) 130,000 133,393
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.7000%, 5.8828%,
7/27/48 (144A)
‡
880,847 880,843
Brex Commercial Charge Card Master Trust, 6.0500%, 7/15/27 (144A) 1,250,000 1,255,989
Carmax Auto Owner Trust, 5.1100%, 5/17/32 1,000,000 998,141
Carmax Select Receivables Trust, 4.8300%, 6/16/31 1,000,000 996,216
Carvana Auto Receivables Trust, 6.0900%, 11/13/29 (144A) 427,000 440,732
Carvana Auto Receivables Trust, 4.9900%, 1/12/32 1,000,000 987,420
Compass Datacenters Issuer II LLC, 5.3160%, 5/25/50 (144A) 3,000,000 3,039,710
Compass Datacenters Issuer II LLC, 5.4630%, 5/25/50 (144A) 1,000,000 999,126
Compass Datacenters Issuer III LLC, 5.6560%, 2/25/50 (144A) 315,000 321,381
Dell Equipment Finance Trust, 4.8300%, 3/22/32 (144A) 1,000,000 999,118
Exeter Select Automobile Receivables Trust, 4.9100%, 12/15/31 2,000,000 1,991,545
FHF Issuer Trust, 5.8900%, 6/15/30 (144A) 278,663 280,067
FHF Issuer Trust, 6.4300%, 7/15/30 (144A) 200,000 195,345
FHF Issuer Trust, 5.6900%, 8/15/31 (144A) 1,500,000 1,456,173
FHF Trust, 4.4300%, 1/18/28 (144A) 77,908 77,851
FIGRE Trust, 5.5600%, 5/25/55 (144A)
‡
4,411,710 4,446,406
FIGRE Trust, 5.4670%, 7/25/55 (144A)
Ç
2,370,006 2,372,215
Flagship Credit Auto Trust, 5.0500%, 1/18/28 (144A) 645,608 645,278
GLS Auto Receivables Issuer Trust, 4.6900%, 5/15/31 (144A) 1,250,000 1,247,643
GM Financial Automobile Leasing Trust, 4.6000%, 1/21/30 2,500,000 2,508,552
Gracie Point International Funding LLC, SOFR30A + 2.0000%, 6.3146%, 8/15/28
(144A)
‡
650,000 650,110
Hertz Vehicle Financing III LLC, 6.5300%, 2/25/28 (144A) 750,000 763,229
Hilton Grand Vacations Trust, 5.2700%, 8/27/40 (144A) 659,263 668,018
Hilton Grand Vacations Trust, 4.7300%, 5/25/44 (144A) 4,395,835 4,403,359
HPEFS Equipment Trust, 4.7700%, 5/20/33 (144A) 2,000,000 1,994,877
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 128,380 130,157
Huntington Bank Auto Credit-Linked Notes, 4.9570%, 3/21/33 (144A) 234,113 235,232
Huntington Bank Auto Credit-Linked Notes, 4.8350%, 9/20/33 (144A) 3,069,861 3,080,871
LAD Auto Receivables Trust, 4.7000%, 8/16/32 (144A) 2,500,000 2,467,111
Lendbuzz Securitization Trust, 6.9200%, 8/15/28 (144A) 133,950 135,313
Lendbuzz Securitization Trust, 9.1700%, 4/16/29 (144A) 651,000 677,064
Lendbuzz Securitization Trust, 5.2800%, 4/15/31 (144A) 2,862,000 2,826,498
Libra Solutions LLC, 6.3550%, 8/15/39 (144A) 2,610,000 2,624,946
Lmrk Issuer Co. 2 LLC, 5.5200%, 9/15/55 (144A) 1,000,000 1,003,855
Lyra Music Assets Delaware LP, 5.6040%, 9/20/65 (144A) 3,000,000 3,020,592
MetroNet Infrastructure Issuer LLC, 5.4000%, 8/20/55 (144A) 5,000,000 5,054,638
Mission Lane Credit Card Master Trust, 6.3200%, 1/15/30 (144A) 260,000 262,578
MVW LLC, 5.4200%, 10/20/40 (144A) 144,050 145,700
OCCU Auto Receivables Trust, 5.2000%, 10/15/31 (144A) 1,480,000 1,498,356
OCCU Auto Receivables Trust, 5.6000%, 11/15/34 (144A) 2,000,000 2,010,920

Janus Henderson Asset-Backed Securities ETF
Schedule of Investments
October 31, 2025
4 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
OneMain Financial Issuance Trust, 2.2100%, 9/14/35 (144A) $ 381,000 $ 364,868
Pagaya AI Debt Grantor Trust, 5.1560%, 7/15/32 (144A) 1,345,686 1,347,245
PFS Financing Corp., 4.6100%, 7/15/29 (144A) 1,000,000 997,777
PFS Financing Corp., 4.6700%, 8/15/30 (144A) 1,000,000 998,768
QTS Issuer ABS I LLC, 5.4390%, 5/25/55 (144A) 2,000,000 2,026,018
QTS Issuer ABS II LLC, 5.0440%, 10/5/55 (144A) 1,000,000 994,822
RCKT Trust, 5.1600%, 7/25/34 (144A) 1,500,000 1,500,956
RCKTL, 4.9500%, 11/27/34 (144A) 1,000,000 997,630
Santander Bank Auto Credit-Linked Notes, 6.4930%, 6/15/33 (144A) 17,567 17,598
Santander Bank Auto Credit-Linked Notes, 5.6400%, 12/15/33 (144A) 542,563 548,165
Santander Drive Auto Receivables Trust, 3.7600%, 7/16/29 12,673 12,631
SCCU Auto Receivables Trust, 5.4500%, 12/15/27 (144A) 739,526 740,621
SCCU Auto Receivables Trust, 5.7000%, 10/16/28 (144A) 125,878 126,662
SCCU Auto Receivables Trust, 5.0800%, 2/17/32 (144A) 2,000,000 2,017,267
Sierra Timeshare Receivables Funding LLC, 4.6400%, 8/22/44 (144A) 1,250,000 1,250,545
SoFi Consumer Loan Program Trust, 5.0400%, 8/15/34 (144A) 5,000,000 5,012,947
SoFi Consumer Loan Program Trust, 4.9100%, 8/25/35 (144A) 1,000,000 998,786
Switch ABS Issuer LLC, 5.3650%, 10/25/55 (144A) 1,000,000 1,002,540
Tesla Lease Electric Vehicle Securitization LLC, 4.7900%, 6/20/29 (144A) 1,000,000 1,000,659
Towd Point Mortgage Trust, SOFR30A + 1.6500%, 5.8328%, 7/25/65 (144A)
‡
2,000,000 2,004,468
Tricolor Auto Securitization Trust, 8.6100%, 4/17/28 (144A) 520,000 282,950
Truist Bank Auto Credit-Linked Notes, 4.7280%, 9/26/33 (144A) 1,841,092 1,842,819
United Auto Credit Securitization Trust, 5.1500%, 6/10/30 (144A) 1,250,000 1,227,863
Upstart Securitization Trust, 5.0200%, 9/20/35 (144A) 1,000,000 993,120
UPX HIL Issuer Trust, 5.1600%, 1/25/47 (144A) 1,160,252 1,161,077
Verizon Master Trust, 4.9000%, 3/20/30 800,000 804,418
VERTICAL BRIDGE CC LLC, 5.6020%, 8/16/55 (144A) 5,000,000 4,975,265
Western Funding Auto Loan Trust, 5.3400%, 11/15/35 (144A) 1,500,000 1,446,290
Wingspire Equipment Finance LLC, 4.7600%, 9/20/33 (144A) 1,000,000 988,923
Zayo Issuer LLC, 5.6480%, 3/20/55 (144A) 1,150,000 1,167,741
Total Asset-Backed Securities (cost $112,977,668) 112,719,263
Collateralized Loan Obligations - 5.1%
Anchorage Capital CLO 7 Ltd. 2015-7A CR3, CME Term SOFR 3 Month +
2.4500%, 6.3094%, 4/28/37 (144A)
‡
1,500,000 1,508,358
PPM CLO 5 Ltd. 2021-5A C, CME Term SOFR 3 Month + 2.2616%, 6.1460%,
10/18/34 (144A)
‡
1,000,000 1,001,580
Sound Point CLO XXXIII Ltd. 2022-1A C, CME Term SOFR 3 Month + 2.2500%,
6.1080%, 4/25/35 (144A)
‡
2,700,000 2,704,210
Voya CLO Ltd. 2024-7A C, CME Term SOFR 3 Month + 1.8500%, 5.7344%,
1/20/38 (144A)
‡
1,500,000 1,503,415
Total Collateralized Loan Obligations (cost $6,714,631) 6,717,563
Mortgage-Backed Securities - 4.7%
Connecticut Avenue Securities Trust , SOFR30A + 1.2000% , 5.3828% , 5/25/45
(144A)
‡
284,175 284,695
Extended Stay America Trust , CME Term SOFR 1 Month + 1.8500% ,
6.0000% , 10/15/42 (144A)
‡
1,000,000 1,002,782
FHLMC STACR REMIC Trust , SOFR30A + 1.2000% , 5.3828% , 5/25/45 (144A)
‡
363,339 363,779
Olympic Tower Mortgage Trust , 3.5660% , 5/10/39 (144A) 975,000 927,718
PRM7 Trust , 5.1058% , 11/10/42 (144A)
‡
1,000,000 986,160
PRPM LLC , 4.5000% , 8/25/55 (144A)
Ç
1,646,000 1,588,415
SCG Trust , CME Term SOFR 1 Month + 1.9000% , 5.9322% , 9/15/42 (144A)
‡
1,000,000 1,000,155
Total Mortgage-Backed Securities (cost $6,139,200) 6,153,704

Janus Henderson Asset-Backed Securities ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Exchange Traded Fund - 3.7%
Janus Henderson AAA CLO ETF
£
(cost $4,932,140) 97,186 $ 4,931,218
Investment Companies - 0.6%
Money Market Funds - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 4.1200%
£,∞
(cost $728,142) 728,032 728,177
Total Investments (total cost $ 131,491,781 ) - 99.6% 131,249,925
Cash, Receivables and Other Assets, net of Liabilities - 0.4% 495,770
Net Assets - 100.0% $131,745,695
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 131,249,925 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
7/22/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/25
............. Shares
Held at
10/31/25
Dividend
Income
Investment Company - 4.3%
Exchange Traded Fund - 3.7%
Janus Henderson AAA
CLO ETF $ – $ 6,369,276 $ (1,431,589) $ (5,547) $ (922) $ 4,931,218 97,186 $ 83,321
Money Market Funds - 0.6%
Janus Henderson
Cash Liquidity Fund
LLC, 4.1200%
∞
– 172,432,242 (171,704,117) 17 35 728,177 728,032 172,989
Total Affiliated
Investments - 4.3% $– $178,801,518 $(173,135,706) $(5,530) $(887) $5,659,395 $256,310
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 14 12/19/25 $ (1,616,782) $ (4,614)
U.S. Treasury 5 Year Notes 94 12/31/25 (10,265,828) 9,194
Total $4,580

Janus Henderson Asset-Backed Securities ETF
Schedule of Investments
October 31, 2025
6 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of October 31, 2025.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended October 31, 2025.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of October 31, 2025
Interest Rate
Contracts Total
Asset Derivatives:
*
Futures contracts $ 9,194 $ 9,194
Total Asset Derivatives $ 9,194 $ 9,194
Liability Derivatives:
*
Futures contracts 4,614 4,614
Total Liability Derivatives $ 4,614 $ 4,614
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the period ended October 31, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Interest Rate
Contracts Total
Futures contracts $ 90,505 $ 90,505
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts Total
Futures contracts $ 4,580 $ 4,580
Average Ending Monthly Value of Derivative Instruments During the Period Ended October 31, 2025
Futures contracts:
Average notional amount of contracts - long $3,970,797
Average notional amount of contracts - short 2,290,000

Janus Henderson Asset-Backed Securities ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
Janus Detroit Street Trust 7
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
LLC Limited Liability Company
LP Limited Partnership
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
∞ Rate shown is the 7-day yield as of October 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ Variable or floating rate security. Rate shown is the current rate as of October 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended October 31, 2025 is $117,291,607 which represents 89.0% of net assets.

Janus Henderson Asset-Backed Securities ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
8 October 31, 2025
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 112,719,263 $ — $ 112,719,263
Collateralized Loan Obligations — 6,717,563 — 6,717,563
Mortgage-Backed Securities — 6,153,704 — 6,153,704
Exchange Traded Fund 4,931,218 — — 4,931,218
Investment Companies — 728,177 — 728,177
Other Financial Instruments
(a)
:
Futures Contracts $ 9,194 $ — $ — $ 9,194
Total Assets $ 4,940,412 $ 126,318,707 $ — $ 131,259,119
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 4,614 $ — $ — $ 4,614
Total Liabilities $ 4,614 $ — $ — $ 4,614
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Asset-Backed Securities ETF
Statement of Assets and Liabilities
October 31, 2025
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $125,831,499) $ 125,590,530
Affiliated investments, at value (cost $5,660,282) 5,659,395
Cash 779
Due from broker for futures 260,000
Receivable for variation margin on futures contracts 876
Receivables:
Interest 270,133
Due from adviser 952
Total Assets 131,782,665
Liabilities:
Payables:
Management fees 36,970
Total Liabilities 36,970
Commitments and contingent liabilities
Net Assets $ 131,745,695
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 131,373,100
Total distributable earnings (loss) 372,595
Total Net Assets $ 131,745,695
Net Assets $ 131,745,695
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 2,625,000
Net Asset Value Per Share $ 50 .19

Janus Henderson Asset-Backed Securities ETF
Statement of Operations
For the period ended October 31, 2025
(1)
10 October 31, 2025
See Notes to Financial Statements.
Investment Income:
Interest $ 1,484,669
Dividends from affiliates 256,310
Total Investment Income 1,740,979
Expenses:
Management Fees 113,470
Total Expenses 113,470
Less: Excess Expense Reimbursement and Waivers (3,062)
Net Expenses 110,408
Net Investment Income/(Loss) 1,630,571
Net Realized Gain/(Loss) on Investments:
Investments $ 38,191
Investments in affiliates (5,530)
Futures contracts 90,505
Total Net Realized Gain/(Loss) on Investments $ 123,166
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (240,969)
Investments in affiliates (887)
Futures contracts 4,580
Total Change in Unrealized Net Appreciation/Depreciation $ (237,276)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 1,516,461
(1) Period from July 22, 2025 (commencement of operations) through October 31, 2025.

Janus Henderson Asset-Backed Securities ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Period Ended
October 31, 2025
(1)
Operations:
Net investment income/(loss) $ 1,630,571
Net realized gain/(loss) on investments 123,166
Change in unrealized net appreciation/depreciation (237,276)
Net Increase/(Decrease) in Net Assets Resulting from Operations 1,516,461
Dividends and Distributions to Shareholders: —
Dividends and Distributions (1,143,866)
Net Decrease from Dividends and Distributions to Shareholders (1,143,866)
Capital Share Transactions 131,373,100
Net Increase/(Decrease) in Net Assets 131,745,695
Net Assets: —
Beginning of Period   —
End of Period $ 131,745,695
(1) Period from July 22, 2025 (commencement of operations) through October 31, 2025.

Janus Henderson Asset-Backed Securities ETF
Financial Highlights
12 October 31, 2025
See Notes to Financial Statements.
For a share outstanding during period ended October 31 2025
(1)
Net Asset Value, Beginning of Period $50.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
0.66
Net realized and unrealized gain/(loss) (0.03)
Total from Investment Operations 0.63
Less Dividends and Distributions: —
Dividends (from net investment income) (0.44)
Total Dividends and Distributions (0.44)
Net Asset Value, End of Period $50.19
Total Return
*
1.26%
Net assets, End of Period (in thousands) $131,746
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.33%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.32%
Ratio of Net Investment Income/(Loss) 4.74%
Portfolio Turnover Rate
(3)
24%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from July 22, 2025 (commencement of operations) through October 31, 2025.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
1. Organization and Significant Accounting Policies
Janus Henderson Asset-Backed Securities ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. The financial statements include information for the period from July 22, 2025 through
October 31, 2025. As of the date of this report, the Trust offers fifteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks current income with a focus on preservation of capital. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended October 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
14 October 31, 2025
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the period ended October 31, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
16 October 31, 2025
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. In stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and significant losses experienced by the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
18 October 31, 2025
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Nondiversification Risk
The Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 19
expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended October 31, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was
0.33% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2027. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended October 31, 2025, the Adviser waived $3,062 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2025, the Adviser owned 575,000 shares or 21.90% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any
Daily Net Assets Fee Rate
$0-$2 billion 0.33%
Next $3 billion 0.30%
Over $5 billion 0.27%

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
20 October 31, 2025
borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended October 31, 2025 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Information on the tax components of derivatives as of October 31, 2025 is as follows:
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$578,964 $57,051 $— $— $— $(263,420)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$131,513,345 $364,146 $(627,566) $(263,420)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$4,580 $— $— $—
For the period ended October 31, 2025
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$1,143,866 $— $— $—

Janus Henderson Asset-Backed Securities ETF
Notes to Financial Statements
Janus Detroit Street Trust 21
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended  October 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Recent Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax
disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after
December 15, 2024. During the current fiscal period, the Fund adopted the new guidance and there was no material impact to the Fund.
9. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Period Ended October 31, 2025
(1)
Shares Amount
Shares sold 2,625,001 $ 131,373,150
Shares repurchased (1) (50)
Net Increase/(Decrease) 2,625,000 $ 131,373,100
(1)
Period from July 22, 2025 (commencement of operations) through October 31, 2025.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$154,437,372 $23,659,986 $— $—

Janus Henderson Asset-Backed Securities ETF
Report of Independent Registered Public Accounting Firm
22 October 31, 2025
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Asset-Backed Securities
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Asset-Backed Securities ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 22, 2025 (commencement of operations) through October
31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations, changes in its net assets and the financial highlights for the period July 22, 2025 (commencement of operations) through October 31,
2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2025 by correspondence with the custodian and broker; when replies were not received from broker, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
Denver, Colorado
December 19, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Asset-Backed Securities ETF
Designation Requirements
(unaudited)
Janus Detroit Street Trust 23
For federal income tax purposes, the Fund designated the following for the period ended October 31, 2025:
Qualified Interest Income Percentage 100.00%

Janus Henderson Asset-Backed Securities ETF
Additional Information
(unaudited)
24 October 31, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”), met in person on July 17, 2025 to consider the proposed investment management agreement (the “Investment
Management Agreement”) for Janus Henderson Asset-Backed Securities ETF (the “New Fund”). In the course of their consideration of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Management Agreement, the Board, including the
Independent Trustees, reviewed the materials provided to it relating to their consideration of the Investment Management
Agreement for the New Fund and other information provided by counsel and Janus Henderson Investors US LLC, the proposed investment adviser to the New Fund (the “Adviser”), including: (i) a copy of the form of Investment Management
Agreement with respect to the Adviser’s management of the assets of the New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to the New Fund by the Adviser, and the fees to be charged to the New Fund therefor; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information prepared by an independent third party data provider that compared the proposed advisory fee and expenses of the New Fund to those of other, third-party exchange-traded funds (“ETFs”) considered to be comparable. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including:
the nature, extent and quality of the services to be provided to the New Fund by the Adviser; the Adviser’s personnel and operations; the New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on the New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that may accrue to the Adviser and its affiliates from their relationships with the
New Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the New Fund and the fees to be paid by the New Fund therefor, the New Fund and the Adviser

Janus Henderson Asset-Backed Securities ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 25
may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Fund.
The Board, including the Independent Trustees, considered the following in respect of the New Fund:
(a) The nature, extent, and quality of services to be provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser proposed to provide to the New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment and reinvestment of the New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the New Fund; the management of the day-to-day investment and reinvestment of the assets of the New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in the New Fund’s shares; executing portfolio security trades for purchases and redemptions of New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Fund.
The Board reviewed the Adviser’s experience, resources, and strengths in managing other pooled investment vehicles, such as the other funds in the Trust, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that the New Fund was likely to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations, and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under the Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable ETFs. In particular, the Board compared the New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in the New Fund’s peer group. The Board noted that the Adviser was recommending a unitary fee that was lower than the median and average contractual management fee of the New Fund’s anticipated peer group, and in addition would include contractual breakpoints that could potentially reduce the unitary fee further depending on the New Fund’s asset growth. The Board also noted that the projected total net expense ratio of the New
Fund was lower the median and average total net expense ratio of the anticipated peer group. The Board further noted
the contractual expense limitation agreement with respect to investments by the New Fund in affiliated ETFs.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the New Fund, including operational costs.
After comparing the New Fund’s proposed fees with those of the ETFs in the New Fund’s anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the
Adviser with respect to the New Fund was fair and reasonable.

Janus Henderson Asset-Backed Securities ETF
Additional Information
(unaudited)
26 October 31, 2025
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since the New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as the New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for the New Fund contained a breakpoint for assets up to $2 billion, then for the next $3 billion, and again for over $5 billion. The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate the New Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the Adviser rather than the New Fund.
(d) Investment performance of the Fund and the Adviser.
Because the New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to the New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed management fee to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of the New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for the New Fund.

125-02-93103 12-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

ANNUAL FINANCIAL STATEMENTS
October 31, 2025
Janus Henderson Global Artificial Intelligence
ETF
Janus Detroit Street Trust

Janus Henderson Global Artificial Intelligence ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Global Artificial Intelligence ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 100.1%
United States of America - 75.3%
Alphabet, Inc. - Class C 2,550 $ 718,641
Amazon.com, Inc.* 2,599 634,728
Amphenol Corp. - Class A 1,796 250,255
AppLovin Corp. - Class A* 437 278,513
Arista Networks, Inc.* 282 44,469
Autodesk, Inc.* 328 98,839
Blackstone, Inc. 564 82,705
Booking Holdings, Inc. 8 40,622
Broadcom, Inc. 2,906 1,074,145
Cadence Design Systems, Inc.* 1,297 439,281
Coinbase Global, Inc. - Class A* 227 78,038
Constellation Energy Corp. 487 183,599
CoreWeave, Inc. - Class A* 266 35,567
Datadog, Inc. - Class A* 952 154,995
Deere & Co. 396 182,805
DoorDash, Inc. - Class A* 416 105,818
Eli Lilly & Co. 107 92,326
Howmet Aerospace, Inc. 522 107,506
Intuit, Inc. 540 360,477
Intuitive Surgical, Inc.* 394 210,506
KLA Corp. 268 323,942
Lam Research Corp. 2,540 399,948
Lumentum Holdings, Inc.* 249 50,188
Micron Technology, Inc. 863 193,114
Microsoft Corp. 1,974 1,022,157
Netflix, Inc.* 126 140,976
Netskope, Inc. - Class A* 23 544
NVIDIA Corp. 10,735 2,173,730
Oracle Corp. 1,380 362,402
Progressive Corp. (The) 1,511 311,266
Samsara, Inc. - Class A* 2,457 98,698
ServiceTitan, Inc. - Class A* 442 41,707
Snowflake, Inc. - Class A* 911 250,416
Toast, Inc. - Class A* 835 30,177
Vertiv Holdings Co. - Class A 988 190,545
Via Transportation, Inc. - Class A* 712 38,042
Vistra Corp. 1,219 229,538
Workday, Inc. - Class A* 1,085 260,313
11,291,538
Hong Kong - 0.7%
Alibaba Group Holding Ltd. (ADR) 588 100,213
Uruguay - 2.6%
MercadoLibre, Inc.* 171 397,961
Ireland - 1.0%
Eaton Corp. plc 396 151,098
Sweden - 0.9%
Spotify Technology SA* 195 127,788
Canada - 1.0%
Shopify, Inc. - Class A* 835 145,173
Taiwan - 14.4%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 7,174 2,155,285
Israel - 1.2%
Monday.com Ltd.* 317 65,061

Janus Henderson Global Artificial Intelligence ETF
Schedule of Investments
October 31, 2025
4 October 31, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Israel - (continued)
Nova Ltd.* 371 $ 127,862
192,923
Netherlands - 1.3%
ASML Holding NV (Registered) (ADR) 71 75,205
Nebius Group NV - Class A* 947 123,887
199,092
Australia - 0.7%
Atlassian Corp. - Class A* 590 99,958
Japan - 1.0%
SoftBank Group Corp. (ADR) 1,698 149,271
Total Common Stocks (cost $13,445,562) 15,010,300
Investment Companies - 0.5%
Money Market Funds - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 4.1200%
£,∞
(cost $80,052) 80,042 80,058
Total Investments (total cost $ 13,525,614 ) - 100.6% 15,090,358
Liabilities, net of Cash, Receivables and Other Assets - (0.6%) (86,812)
Net Assets - 100.0% $15,003,546
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 11,371,596 75.4%
Taiwan 2,155,285 14.3
Uruguay 397,961 2.6
Netherlands 199,092 1.3
Israel 192,923 1.3
Ireland 151,098 1.0
Japan 149,271 1.0
Canada 145,173 1.0
Sweden 127,788 0.8
Hong Kong 100,213 0.7
Australia 99,958 0.6
Total $15,090,358 100.0%

Janus Henderson Global Artificial Intelligence ETF
Schedule of Investments
October 31, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
8/19/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
10/31/25
............. Shares
Held at
10/31/25
Dividend
Income
Investment Company - 0.5%
Money Market Funds - 0.5%
Janus Henderson
Cash Liquidity Fund
LLC, 4.1200%
∞
$ – $ 638,952 $ (558,894) $ (6) $ 6 $ 80,058 80,042 $ 348

Janus Henderson Global Artificial Intelligence ETF
Notes to Schedule of Investments and Other Information
October 31, 2025
6 October 31, 2025
ADR American Depositary Receipt
LLC Limited Liability Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of October 31, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of October 31, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 15,010,300 $ — $ — $ 15,010,300
Investment Companies — 80,058 — 80,058
Total Assets $ 15,010,300 $ 80,058 $ — $ 15,090,358

Janus Henderson Global Artificial Intelligence ETF
Statement of Assets and Liabilities
October 31, 2025
Janus Detroit Street Trust 7
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $13,445,562) $ 15,010,300
Affiliated investments, at value (cost $80,052) 80,058
Receivables:
Dividends 841
Total Assets 15,091,199
Liabilities:
Due to custodian 2,051
Payables:
Investments purchased 79,037
Management fees 6,565
Total Liabilities 87,653
Commitments and contingent liabilities
Net Assets $ 15,003,546
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 13,522,204
Total distributable earnings (loss) 1,481,342
Total Net Assets $ 15,003,546
Net Assets $ 15,003,546
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 525,000
Net Asset Value Per Share $ 28 .58

Janus Henderson Global Artificial Intelligence ETF
Statement of Operations
For the period ended October 31, 2025
(1)
8 October 31, 2025
See Notes to Financial Statements.
Investment Income:
Dividends $ 9,547
Dividends from affiliates 348
Foreign tax withheld (864)
Total Investment Income 9,031
Expenses:
Management Fees 12,346
Total Expenses 12,346
Net Investment Income/(Loss) (3,315)
Net Realized Gain/(Loss) on Investments:
Investments $ (78,027)
Investments in affiliates (6)
Total Net Realized Gain/(Loss) on Investments $ (78,033)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 1,564,738
Investments in affiliates 6
Total Change in Unrealized Net Appreciation/Depreciation $ 1,564,744
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 1,483,396
(1) Period from August 19, 2025 (commencement of operations) through October 31, 2025.

Janus Henderson Global Artificial Intelligence ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Period Ended
October 31, 2025
(1)
Operations:
Net investment income/(loss) $ (3,315)
Net realized gain/(loss) on investments (78,033)
Change in unrealized net appreciation/depreciation 1,564,744
Net Increase/(Decrease) in Net Assets Resulting from Operations 1,483,396
Dividends and Distributions to Shareholders: —
Dividends and Distributions (2,054)
Net Decrease from Dividends and Distributions to Shareholders (2,054)
Capital Share Transactions 13,522,204
Net Increase/(Decrease) in Net Assets 15,003,546
Net Assets: —
Beginning of Period   —
End of Period $ 15,003,546
(1) Period from August 19, 2025 (commencement of operations) through October 31, 2025.

Janus Henderson Global Artificial Intelligence ETF
Financial Highlights
10 October 31, 2025
See Notes to Financial Statements.
For a share outstanding during period ended October 31 2025
(1)
Net Asset Value, Beginning of Period $25.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
(0.01)
Net realized and unrealized gain/(loss) 3.59
Total from Investment Operations 3.58
Less Dividends and Distributions: —
Total Dividends and Distributions —
Net Asset Value, End of Period $28.58
Total Return
*
14.34%
Net assets, End of Period (in thousands) $15,004
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.59%
Ratio of Net Investment Income/(Loss) (0.15)%
Portfolio Turnover Rate
(3)
14%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from August 19, 2025 (commencement of operations) through October 31, 2025.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Global Artificial Intelligence ETF
Notes to Financial Statements
Janus Detroit Street Trust 11
1. Organization and Significant Accounting Policies
Janus Henderson Global Artificial Intelligence ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. The financial statements include information for the period from August 19, 2025 through October 31, 2025.  As of the date of this report, the Trust offers fifteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The Nasdaq
Stock Market LLC (“Nasdaq”) and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended October 31, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson Global Artificial Intelligence ETF
Notes to Financial Statements
12 October 31, 2025
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of October 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson Global Artificial Intelligence ETF
Notes to Financial Statements
Janus Detroit Street Trust 13
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson Global Artificial Intelligence ETF
Notes to Financial Statements
14 October 31, 2025
Armed Conflict. Armed conflicts between countries or in a geographic region, such as the ongoing armed conflicts in Europe and the Middle East, have the potential to adversely impact a Fund. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Artificial Intelligence Investing Risk
Artificial intelligence companies that contribute to or benefit from artificial intelligence technologies (“Artificial Intelligence
Companies”) face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Artificial Intelligence Companies may be substantially exposed to market risk generally, and risks of other industries or sectors specifically, and the Fund may be adversely affected by negative developments impacting Artificial Intelligence Companies, and related industries or sectors.
Artificial Intelligence Companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.
Artificial Intelligence Companies may utilize artificial intelligence in their own business operations; such companies’ use of artificial intelligence could result in reputational harm, competitive harm, and legal liability, and/or have an adverse effect on such companies’ business operations and Artificial Intelligence Companies as a whole.
Artificial intelligence technologies and the use of such technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of Artificial Intelligence Companies.
Artificial Intelligence Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Securities of Artificial
Intelligence Companies, especially smaller companies, tend to be more volatile than those of companies that have a more developed set of product and/or service offerings.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Nondiversification Risk
The Fund is classified as nondiversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$500 million 0.59%
Next $500 million 0.57%
Over $1 billion 0.54%

Janus Henderson Global Artificial Intelligence ETF
Notes to Financial Statements
Janus Detroit Street Trust 15
For the period ended October 31, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was
0.59% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of October 31, 2025, the Adviser owned 200,000 shares or 38.10% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended October 31, 2025 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

Janus Henderson Global Artificial Intelligence ETF
Notes to Financial Statements
16 October 31, 2025
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of October 31, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are investments in passive foreign investment companies and investments in partnerships.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted
below have been reclassified to capital.
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
Undistributed
Ordinary Income
Undistributed
Long-Term Gains
Accumulated
Capital Losses Loss Deferrals
Other Book to
Tax Differences
Net Tax
Appreciation/
(Depreciation)
$45,799 $— $(78,033) $— $— $1,513,576
Capital Loss Carryover Schedule
For the period ended October 31, 2025
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(78,033) $— $(78,033)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$13,576,782 $1,654,910 $(141,334) $1,513,576
For the period ended October 31, 2025
:
Distributions
From Ordinary Income From Long-Term Capital Gain Tax Return of Capital Net Investment Loss
$2,054 $— $— $—
Period Ended October 31, 2025
(1)
Shares Amount
Shares sold 525,001 $ 13,522,229
Shares repurchased (1) (25)
Net Increase/(Decrease) 525,000 $ 13,522,204
(1) Period from August 19, 2025 (commencement of operations) through October 31, 2025.

Janus Henderson Global Artificial Intelligence ETF
Notes to Financial Statements
Janus Detroit Street Trust 17
6. Purchases and Sales of Investment Securities
For the period ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended October 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
7. Recent Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax
disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after
December 15, 2024. During the current fiscal period, the Fund adopted the new guidance and there was no material impact to the Fund.
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to October 31, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$6,385,264 $1,363,919 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$8,502,244 $— $— $—

Janus Henderson Global Artificial Intelligence ETF
Report of Independent Registered Public Accounting Firm
18 October 31, 2025
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson Global Artificial Intelligence
ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson Global Artificial Intelligence ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund") as of October 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period August 19, 2025 (commencement of operations) through October
31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, and the results of its operations, changes in its net assets and the financial highlights for the period August 19, 2025 (commencement of operations) through October
31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2025 by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
Denver, Colorado
December 19, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson Global Artificial Intelligence ETF
Designation Requirements
(unaudited)
Janus Detroit Street Trust 19
For federal income tax purposes, the Fund designated the following for the period ended October 31, 2025:
Dividends Received Deduction Percentage 100.00%
Qualified Dividend Income Percentage 100.00%

Janus Henderson Global Artificial Intelligence ETF
Additional Information
(unaudited)
20 October 31, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustee for services to the Fund from Adviser’s management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”), met in person on July 17, 2025 to consider the proposed investment management agreement (the “Investment
Management Agreement”) for Janus Henderson Global Artificial Intelligence ETF (the “New Fund”). In the course of their consideration of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Management Agreement, the Board, including the
Independent Trustees, reviewed the materials provided to it relating to their consideration of the Investment Management
Agreement for the New Fund and other information provided by counsel and Janus Henderson Investors US LLC, the proposed investment adviser to the New Fund (the “Adviser”), including: (i) a copy of the form of Investment Management
Agreement with respect to the Adviser’s management of the assets of the New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to the New Fund by the Adviser, and the fees to be charged to the New Fund therefor; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information prepared by an independent third party data provider that compared the proposed advisory fee and expenses of the New Fund to those of other, third-party exchange-traded funds (“ETFs”) considered to be comparable. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the Investment Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including:
the nature, extent and quality of the services to be provided to the New Fund by the Adviser; the Adviser’s personnel and operations; the New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on the New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that may accrue to the Adviser and its affiliates from their relationships with the
New Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the New Fund and the fees to be paid by the New Fund therefor, the New Fund and the Adviser

Janus Henderson Global Artificial Intelligence ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 21
may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Fund.
The Board, including the Independent Trustees, considered the following in respect of the New Fund:
(a) The nature, extent, and quality of services to be provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser would provide to the New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment and reinvestment of the New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the New Fund; the management of the day-to-day investment and reinvestment of the assets of the New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in the New Fund’s shares; executing portfolio security trades for purchases and redemptions of New Fund shares conducted on a cash basis; the review of brokerage matters;
the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Fund.
The Board reviewed the Adviser’s experience, resources, and strengths in managing other pooled investment vehicles, such as the other funds in the Trust, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that the New Fund was likely to benefit from the nature, quality, and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations, and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under the Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable ETFs. In particular, the Board compared the New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in the New Fund’s peer group. The Board noted that the Adviser was recommending a unitary fee that was lower than the median and average contractual management fee of the New Fund’s anticipated peer group, and in addition would include contractual breakpoints that could potentially reduce the unitary fee further depending on the New Fund’s asset growth. The Board also noted that the projected total net expense ratio of the New
Fund was lower than the median and average total net expense ratio of the anticipated peer group. The Board further noted the contractual expense limitation agreement with respect to investments by the New Fund in affiliated ETFs.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the New Fund, including operational costs.
After comparing the New Fund’s proposed fees with those of the ETFs in the New Fund’s anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the
Adviser with respect to the New Fund was fair and reasonable.

Janus Henderson Global Artificial Intelligence ETF
Additional Information
(unaudited)
22 October 31, 2025
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since the New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as the New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for the New Fund contained a breakpoint for assets up to $500 million, then for the next $500 million, and again for over $1 billion. The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate the New Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the Adviser rather than the New Fund.
(d) Investment performance of the Fund and the Adviser.
Because the New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to the New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed management fee to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of the New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for the New Fund.

125-02-93104 12-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Item 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 18 - Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19 - Exhibits

(a)(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(3) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(a)(4)   Not applicable.

(a)(5)   Not applicable.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JANUS DETROIT STREET TRUST

By:	/s/ Nick Cherney____________ Nick Cherney President and Chief Executive Officer (Principal Executive Officer)

Date: December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nick Cherney_____________ Nick Cherney President and Chief Executive Officer (Principal Executive Officer)

Date: December 29, 2025

By:	/s/ Jesper Nergaard____________ Jesper Nergaard Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Date: December 29, 2025